    As filed with the Securities and Exchange Commission on April 21, 2006


                                                            File Nos. 333-52272
                                                                      811-05200

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.                         [_]
                     Post-Effective Amendment No. 14                       [X]
                                   and
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                            Amendment No. 140                              [X]
                    (Check Appropriate Box or Boxes)



                MetLife Investors Variable Annuity Account One

                          (Exact Name of Registrant)


                      MetLife Investors Insurance Company



               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)



               Depositor's Telephone Number, including Area Code


                                (800) 989-3752

                    (Name and Address of Agent for Service)

                              Richard C. Pearson
                           Executive Vice President
                      MetLife Investors Insurance Company

                         c/o 5 Park Plaza, Suite 1900


                               Irvine, CA 92614

                                (949) 223-5680

                                  COPIES TO:

                               W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                (202) 383-0590

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

================================================================================

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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                         SUPPLEMENT DATED JUNE 9, 2006
                       TO PROSPECTUSES DATED MAY 1, 2006

This supplement describes the Lifetime Withdrawal Guarantee, a new version of the Guaranteed Withdrawal Benefit, which may be added by rider in states where approved to Series/Class VA, L, and L-4 Year variable annuity contracts issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and MetLife Investors Insurance Company of California ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated May 1, 2006 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  FEE TABLES AND EXAMPLES

In the "Periodic Fees and Expenses Table" in the "FEE TABLES AND EXAMPLES" section of the prospectus, change the heading "Guaranteed Withdrawal Benefit and Enhanced Guaranteed Withdrawal Benefit Rider Charge" to "Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit and Lifetime Withdrawal Guarantee Rider Charge" and add the following:

             Lifetime Withdrawal        0.50% of the Total
             Guarantee (Single Life     Guaranteed Withdrawal
             version) Prior to          Amount (Note 5)
             Automatic Annual Step-Up

             Lifetime Withdrawal        0.95% of the Total
             Guarantee (Single Life     Guaranteed Withdrawal
             version) Upon Automatic    Amount (Note 5)
             Annual Step-Up (maximum)

             Lifetime Withdrawal        0.70% of the Total
             Guarantee (Joint Life      Guaranteed Withdrawal
             version) Prior to          Amount (Note 5)
             Automatic Annual Step-Up

             Lifetime Withdrawal        1.40% of the Total
             Guarantee (Joint Life      Guaranteed Withdrawal
             version) Upon Automatic    Amount (Note 5)
             Annual Step-Up (maximum)

Note 5. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.

2.  THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the last sentence of the fourth paragraph with the following:

   Furthermore, prior to its termination, the Guaranteed Principal Option of the Guaranteed Minimum Income Benefit Plus rider offers the option, after a 10-year waiting period, to increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit"), and, prior to its termination, the Lifetime Withdrawal Guarantee rider offers the option, after a 15-year waiting period, to cancel the rider and increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Living Benefits -- Guaranteed Withdrawal Benefit").

                                                                 SUPP-VAL3L4LWG

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3.  PURCHASE

In the "Allocation of Purchase Payments" section of the "PURCHASE" section of the prospectus, add the following after the fourth paragraph:

   If you choose the Lifetime Withdrawal Guarantee rider, we will require you to allocate your purchase payments and account value among the fixed account, the Black Rock Money Market Portfolio, and/or the MetLife Asset Allocation Program portfolios (you may participate in the EDCA program, subject to restrictions) until the rider terminates. The MetLife Aggressive Strategy Portfolio is not available for this purpose.

4.  INVESTMENT OPTIONS

In the "Transfers -- General" section of the "INVESTMENT OPTIONS" section of the prospectus, add the following after the seventh bullet point:

  . If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits -- Description of the Lifetime Withdrawal Guarantee -- Investment Allocation Restrictions."

5.  EXPENSES

Replace the "Guaranteed Withdrawal Benefit -- Rider Charge" section of the "EXPENSES" section of the prospectus with the following:

 GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE

   We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three different versions of the GWB under this contract (a maximum of two of which are available in your state): GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Lifetime Withdrawal Guarantee") on the applicable contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

   The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the Enhanced Dollar Cost Averaging ("EDCA") account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB or Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.

   If you elect an Optional Reset on the 5th contract anniversary under the GWB I rider or on the 3rd contract anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

   If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount equals zero.

6.  LIVING BENEFITS

In the "Guaranteed Withdrawal Benefit" section of the "LIVING BENEFITS" section of the prospectus, replace all of the text up to the heading "Description of Guaranteed Withdrawal Benefit I" with the following:

 GUARANTEED WITHDRAWAL BENEFIT

   We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under this contract:

     .   Guaranteed Withdrawal Benefit I ("GWB I")

     .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

     .   Lifetime Withdrawal Guarantee

If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. A MAXIMUM OF TWO VERSIONS OF THE GWB ARE OFFERED IN ANY PARTICULAR STATE. All three versions of the GWB are described below; however, GWB I is only offered in states where Enhanced GWB has not yet been approved. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.

Each version of the GWB rider guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider is elected), even after the entire amount of purchase payments has been returned. (See "Description of Lifetime Withdrawal Guarantee" below.)

THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of Lifetime Withdrawal Guarantee -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT. THE GWB RIDER CHARGE

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WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL
AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE CONTRACT.

     . IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.

     . IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR WILL DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.

IF THE GWB I OR LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE (FOR GWB I), AS DESCRIBED BELOW, OR REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE), AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE EQUALS ZERO.

The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.

Add the following after the "Description of the Enhanced Guaranteed Withdrawal Benefit" section of the "LIVING BENEFITS" section:

 DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE

   In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider or Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the GWB I and Enhanced GWB riders:

     . Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider is elected), even after the entire amount of purchase payments has been returned.

     . Automatic Annual Step-Ups. In contrast to the GWB I rider, which offers an optional reset beginning with the 5th contract anniversary prior to the owner's 86th birthday, and the Enhanced GWB rider, which offers an optional reset beginning with the 3rd contract anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).

     . Withdrawal Rates. The Lifetime Withdrawal Guarantee rider uses a 5% Withdrawal Rate to determine the Annual Benefit Payment. The GWB I and Enhanced GWB riders use a 7% Withdrawal Rate to determine the Annual Benefit Payment.

     . Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the GWB I rider does not offer the ability to cancel the rider.

     . The Lifetime Withdrawal Guarantee rider also offers favorable treatment of required minimum distribution withdrawals when compared to the GWB I rider.

     . Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (as described below).

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum of $5,000,000). Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount before the withdrawal).

5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount is increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum of $5,000,000), and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).

  . If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.

  .   If you take your first withdrawal on or after the date you reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if you have elected the Joint Life version of the Lifetime Withdrawal Guarantee rider), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount immediately prior to the first withdrawal multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals (including withdrawal charges) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including withdrawal charges) during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. These reductions in the Total Guaranteed Withdrawal Amount and Annual Benefit Payment may be significant.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

  . reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000.

  . reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up, and

  . reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).

In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

 (1)MetLife Defensive Strategy Portfolio

 (2)MetLife Moderate Strategy Portfolio

 (3)MetLife Balanced Strategy Portfolio



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


 (4)MetLife Growth Strategy Portfolio

 (5)BlackRock Money Market Portfolio

You may also elect to participate in the EDCA Program, provided that your destination investment portfolios are one or more of the above listed investment portfolios you have chosen.

JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

      (a)is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including withdrawal charges); and

      (b)is the account value on the contract anniversary immediately preceding cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:

 (1)the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed);

 (2)the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

 (3)the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value;

 (4)death of the owner or oldest joint owner, except where the beneficiary or joint owner is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

 (5)change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), unless we agree otherwise;

 (6)the effective date of the cancellation of the rider; or

 (7)termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).

Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. An additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.

If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit instead of the applicable contractual death benefit (the standard death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above, or the Annual Step-Up death benefit or Compounded-Plus death benefit, if those benefits had been purchased by the owner(s)). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. If the beneficiary elects to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and nonqualified contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix E (Appendix F for Class VA and Class L contracts issued by MetLife Investors Insurance Company of California) for examples of the GWB riders.)

7.  APPENDIX -- GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

Add the following at the end of APPENDIX E (APPENDIX F for Class VA and Class L contracts issued by MetLife Investors Insurance Company of California):

 J. Lifetime Withdrawal Guarantee

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

   Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

   Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

   If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.

   2. When Withdrawals Do Exceed the Annual Benefit Payment

   Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

   Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

                                    [CHART]

   Annual                                                      Guaranteed
   Benefit      Cumulative      Account                        Withdrawal
   Payment      Withdrawals      Value            RBB            Amount
  ---------    -------------  -----------      ----------     ------------
    $5,000       $  5,000      $100,000       $100,000        $100,000
     5,000         10,000        90,250         95,000         100,000
     5,000         15,000        80,987.5       90,000         100,000
     5,000         20,000        72,188.13      85,000         100,000
     5,000         25,000        63,828.72      80,000         100,000
     5,000         30,000        55,887.28      75,000         100,000
     5,000         35,000        48,342.92      70,000         100,000
     5,000         40,000        41,175.77      65,000         100,000
     5,000         45,000        34,366.98      60,000         100,000
     5,000         50,000        27,898.63      55,000         100,000
     5,000         55,000        21,753.7       50,000         100,000
     5,000         60,000        15,916.02      45,000         100,000
     5,000         65,000        10,370.22      40,000         100,000
     5,000         70,000         5,101.706     35,000         100,000
     5,000         75,000            96.62093   30,000         100,000
     5,000         80,000             0              0         100,000
     5,000         85,000             0              0         100,000
     5,000         90,000             0              0         100,000
     5,000         95,000             0              0         100,000
     5,000        100,000             0              0         100,000



 K. Lifetime Withdrawal Guarantee -- 5% Compounding Income Amount

   Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%).

   The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

   If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

   If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 X 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 X 5%).

   If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 X 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 X 5%).

   If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 X 5%).

                                    [CHART]

Annual
Benefit                 Account        Benefit
Payment    Cum With      Value          Base
-------    --------    ----------      -------
  7350       7350      100000          105000
  7350      14700       73000           97650
  7350      22050       52750           90300
  7350      29400       37562.5         82950
  7350      36750       26171.88        75600
  7350      44100       17628.91        68250
  7350      51450       11221.68        60900
  7350      58800        6416.26        53550
  7350      66150        2812.195       46200
  7350      73500         109.1461      38850
  7350      80850           0           31500
  7350      88200           0           24150
  7350      95550           0           16800
  7350     102900           0            9450
  2100     105000           0            2100
     0                                      0


 L. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 5%
    Compounding Income Amount (No Withdrawals)................................

   Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

   At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

   At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

   Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 X 5%).

   At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 X 5%).

                                    [GRAPHIC]



       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

         Distributor:
         MetLife Investors Distribution Company Telephone: 800-343-8496
         5 Park Plaza, Suite 1900
         Irvine, CA 92614

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2006
                       TO PROSPECTUSES DATED MAY 1, 2006

This supplements the prospectuses, dated May 1, 2006, for the 3-year Class L and Series L products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (the "Companies").

Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Class L and Series L Contracts during the accumulation phase. This suspension is based on the authority granted to the Companies under the terms of the Contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your Contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                 Class/Series L
                                                                     SUPP-FXL06

                                                                   THE VARIABLE
                                                               ANNUITY CONTRACT

                                                                      ISSUED BY

                                            METLIFE INVESTORS INSURANCE COMPANY

                                                                            AND

                                                     METLIFE INVESTORS VARIABLE
                                                            ANNUITY ACCOUNT ONE

                                                                        CLASS L


                                                                    MAY 1, 2006



       This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or
we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



  The annuity contract has 32 investment choices -- a fixed account that offers an interest rate guaranteed by us, and 31 investment portfolios listed below.
     You can put your money in the fixed account and/or any of these investment portfolios.

MET INVESTORS SERIES TRUST (CLASS B):


   Met/AIM Small Cap Growth Portfolio
   Goldman Sachs Mid-Cap Value Portfolio
   Harris Oakmark International Portfolio
   Janus Aggressive Growth Portfolio

   Lazard Mid-Cap Portfolio


     (formerly Met/AIM Mid Cap Core Equity Portfolio)

   Legg Mason Value Equity Portfolio

   Loomis Sayles Global Markets Portfolio

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   RCM Global Technology Portfolio


   T. Rowe Price Mid-Cap Growth Portfolio
   Third Avenue Small Cap Value Portfolio
   Turner Mid-Cap Growth Portfolio
   Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):
   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Harris Oakmark Focused Value Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio

   Western Asset Management U.S. Government Portfolio




     (formerly Salomon Brothers U.S. Government Portfolio)



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 53 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:
..   are not bank deposits
..   are not FDIC insured
..   are not insured by any federal government agency
..   are not guaranteed by any bank or credit union
..   may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




May 1, 2006

                             TABLE OF CONTENTS PAGE




              INDEX OF SPECIAL TERMS..........................  4

              HIGHLIGHTS......................................  5

              FEE TABLES AND EXAMPLES.........................  6

              1. THE ANNUITY CONTRACT......................... 11
                 Market Timing................................ 11

              2. PURCHASE..................................... 12
                 Purchase Payments............................ 12
                 Termination for Low Account Value............ 12
                 Allocation of Purchase Payments.............. 12
                 Free Look.................................... 13
                 Accumulation Units........................... 13
                 Account Value................................ 13
                 Replacement of Contracts..................... 13

              3. INVESTMENT OPTIONS........................... 14
                 Transfers.................................... 15
                 Dollar Cost Averaging Programs............... 18
                 Three Month Market Entry Program............. 19
                 Automatic Rebalancing Program................ 19
                 Description of the MetLife Asset Allocation
                  Program..................................... 20
                 Voting Rights................................ 20
                 Substitution of Investment Options........... 20

              4. EXPENSES..................................... 21
                 Product Charges.............................. 21
                 Account Fee.................................. 21
                 Guaranteed Minimum Income Benefit -- Rider
                  Charge...................................... 21
                 Guaranteed Withdrawal Benefit -- Rider
                  Charge...................................... 22
                 Guaranteed Minimum Accumulation Benefit --
                  Rider Charge................................ 22
                 Withdrawal Charge............................ 23
                 Reduction or Elimination of the Withdrawal
                  Charge...................................... 23
                 Premium and Other Taxes...................... 24
                 Transfer Fee................................. 24
                 Income Taxes................................. 24
                 Investment Portfolio Expenses................ 24

              5. ANNUITY PAYMENTS
                 (THE INCOME PHASE)........................... 24
                 Annuity Date................................. 24
                 Annuity Payments............................. 24
                 Annuity Options.............................. 25
                 Guaranteed Minimum Income Benefit............ 26
                 Description of GMIB II....................... 27
                 Description of GMIB Plus..................... 28
                 Description of GMIB I........................ 30
                 GMIB, Qualified Contracts and Decedent
                  Contracts................................... 31



                                      PAGE



            6. ACCESS TO YOUR MONEY............................  31
               Systematic Withdrawal Program...................  32
               Suspension of Payments or Transfers.............  32

            7. LIVING BENEFITS.................................  33
               Guaranteed Withdrawal Benefit...................  33
               Guaranteed Minimum Accumulation Benefit.........  37

            8. PERFORMANCE.....................................  39

            9. DEATH BENEFIT...................................  40
               Upon Your Death.................................  40
               Standard Death Benefit -- Principal Protection..  40
               Optional Death Benefit -- Annual Step-Up........  40
               Optional Death Benefit -- Compounded-Plus.......  41
               Additional Death Benefit -- Earnings
                Preservation Benefit...........................  41
               General Death Benefit Provisions................  42
               Spousal Continuation............................  43
               Death of the Annuitant..........................  43
               Controlled Payout...............................  43

            10. FEDERAL INCOME TAX STATUS......................  43
               Taxation of Non-Qualified Contracts.............  43
               Taxation of Qualified Contracts.................  45
               Foreign Tax Credits.............................  48
               Possible Tax Law Changes........................  48

            11. OTHER INFORMATION..............................  48
               MetLife Investors...............................  48
               The Separate Account............................  49
               Distributor.....................................  49
               Selling Firms...................................  49
               Requests and Elections..........................  51
               Ownership.......................................  52
               Legal Proceedings...............................  52
               Financial Statements............................  52

            TABLE OF CONTENTS OF THE STATEMENT
            OF ADDITIONAL INFORMATION..........................  52

            APPENDIX A......................................... A-1
               Condensed Financial Information................. A-1

            APPENDIX B......................................... B-1
               Participating Investment Portfolios............. B-1

            APPENDIX C......................................... C-1
               EDCA Examples with Multiple Purchase
                Payments....................................... C-1

            APPENDIX D......................................... D-1
               Guaranteed Minimum Income Benefit
                Examples....................................... D-1

            APPENDIX E......................................... E-1
               Guaranteed Withdrawal Benefit Examples.......... E-1

INDEX OF SPECIAL TERMS



Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                        PAGE
                    Account Value.................        13
                    Accumulation Phase............        11
                    Accumulation Unit.............        13
                    Annual Benefit Payment........        34
                    Annuitant.....................        52
                    Annuity Date..................        24
                    Annuity Options...............        25
                    Annuity Payments..............        24
                    Annuity Units.................        25
                    Beneficiary...................        52
                    Benefit Base..................        34
                    Business Day..................        12
                    Fixed Account.................        11
                    Guaranteed Accumulation Amount        38
                    Guaranteed Principal Option...        28
                    Guaranteed Withdrawal Amount..        34
                    GWB Withdrawal Rate...........        34
                    Income Base................... 27 and 30
                    Income Phase..................        11
                    Investment Portfolios.........        14
                    Joint Owners..................        52
                    Owner.........................        52
                    Purchase Payment..............        12
                    Separate Account..............        49

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------




OWNER TRANSACTION EXPENSES TABLE



              WITHDRAWAL CHARGE (Note 1)   7%
              (as a percentage of purchase
              payments)
              TRANSFER FEE (Note 2)        $0 (First 12 per year)
                                           $25 (Thereafter)

--------------------------------------------------------------------------------



Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -- Withdrawal Charge.")



                                                    Withdrawal
              Number of Complete Years from        Charge (% of
              Receipt of Purchase Payment        Purchase Payment)
              -----------------------------      -----------------
                         0                               7
                         1                               6
                         2                               5
                        3 and thereafter                 0





Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE*




                 ACCOUNT FEE (Note 1)          $30

                 GUARANTEED MINIMUM
                 INCOME BENEFIT
                 (GMIB PLUS, GMIB II
                 AND GMIB I) RIDER CHARGE

                    GMIB Plus                  0.75% of Income
                                               Base (Note 2)

                    GMIB Plus Upon Optional    1.50% of Income
                    Reset (maximum)            Base (Note 2)

                    GMIB II and GMIB I         0.50% of Income
                                               Base (Note 2)

GUARANTEED WITHDRAWAL BENEFIT AND ENHANCED GUARANTEED WITHDRAWAL
BENEFIT RIDER CHARGE

   Guaranteed Withdrawal Benefit          0.50% of the Guaranteed Withdrawal
   and Enhanced Guaranteed Withdrawal     Amount (Note 3)
   Benefit Rider Charge Prior to
   Optional Reset

   Guaranteed Withdrawal Benefit          0.95% of the Guaranteed Withdrawal
   and Enhanced Guaranteed Withdrawal     Amount (Note 3)
   Benefit Rider Charge Upon Optional
   Reset (Maximum)

GUARANTEED MINIMUM ACCUMULATION           0.75% of the Guaranteed
BENEFIT RIDER CHARGE                      Accumulation Amount (Note 4)

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.



Note 2. See "Annuity Payments (The Income Phase) --Guaranteed Minimum Income Benefit" for a definition of the term Income Base.



Note 3. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.



Note 4. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



*Certain periodic fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")



SEPARATE ACCOUNT ANNUAL EXPENSES


(referred to as Separate Account Product Charges)


(as a percentage of average account value in the Separate Account)



             Mortality and Expense Charge                     1.35%
             Administration Charge                            0.25%
                                                              -----
             Total Separate Account Annual Expenses           1.60%

             Death Benefit Rider Charges (Optional)
             (as a percentage of average account value in the
             Separate Account)
             Optional Death Benefit -- Annual Step-Up         0.20%
             Optional Death Benefit -- Compounded-Plus        0.35%
             Additional Death Benefit -- Earnings
             Preservation Benefit                             0.25%

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


                Total Annual Portfolio Expenses  Minimum Maximum
                (expenses that are deducted from   0.54%   4.54%
                investment portfolio assets,
                including management fees,
                12b-1/service fees, and other
                expenses)

--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.




                                                                                                        NET
                                                                                 TOTAL   CONTRACTUAL   TOTAL
                                                           12B-1/               ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT SERVICE    OTHER    PORTFOLIO   SUBSIDY   PORTFOLIO
                                                   FEES     FEES   EXPENSES(1) EXPENSES  OR DEFERRAL EXPENSES
--------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
 Met/AIM Small Cap Growth Portfolio(1)            0.90%     0.25%     0.11%      1.26%      0.00%      1.26%
 Goldman Sachs Mid-Cap Value Portfolio            0.73%     0.25%     0.05%      1.03%      0.00%      1.03%
 Harris Oakmark International Portfolio           0.82%     0.25%     0.13%      1.20%      0.00%      1.20%
 Janus Aggressive Growth Portfolio                0.67%     0.25%     0.05%      0.97%      0.00%      0.97%
 Lazard Mid-Cap Portfolio(6)                      0.70%     0.25%     0.09%      1.04%      0.00%      1.04%
 Legg Mason Value Equity Portfolio(2)             0.70%     0.25%     3.59%      4.54%      3.49%      1.05%
 Loomis Sayles Global Markets Portfolio(3)        0.70%     0.25%     0.20%      1.15%      0.00%      1.15%
 Lord Abbett Bond Debenture Portfolio             0.51%     0.25%     0.05%      0.81%      0.00%      0.81%
 Lord Abbett Growth and Income Portfolio(7)       0.50%     0.25%     0.04%      0.79%      0.00%      0.79%
 MFS(R) Emerging Markets Equity Portfolio(3)      1.05%     0.25%     0.25%      1.55%      0.00%      1.55%
 MFS(R) Research International Portfolio(1)       0.74%     0.25%     0.23%      1.22%      0.00%      1.22%
 Neuberger Berman Real Estate Portfolio           0.67%     0.25%     0.03%      0.95%      0.00%      0.95%
 Oppenheimer Capital Appreciation Portfolio(1)    0.59%     0.25%     0.10%      0.94%      0.00%      0.94%
 PIMCO Inflation Protected Bond Portfolio         0.50%     0.25%     0.05%      0.80%      0.00%      0.80%
 PIMCO Total Return Portfolio(1)                  0.50%     0.25%     0.07%      0.82%      0.00%      0.82%
 RCM Global Technology Portfolio(1)(4)            0.92%     0.25%     0.27%      1.44%      0.00%      1.44%
 T. Rowe Price Mid-Cap Growth Portfolio           0.75%     0.25%     0.07%      1.07%      0.00%      1.07%
 Third Avenue Small Cap Value Portfolio           0.75%     0.25%     0.05%      1.05%      0.00%      1.05%
 Turner Mid-Cap Growth Portfolio                  0.80%     0.25%     0.11%      1.16%      0.00%      1.16%
 Van Kampen Comstock Portfolio(2)                 0.63%     0.25%     0.05%      0.93%      0.00%      0.93%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                 0.35%     0.25%     0.07%      0.67%      0.01%      0.66%
 Davis Venture Value Portfolio                    0.72%     0.15%     0.04%      0.91%      0.00%      0.91%
 Harris Oakmark Focused Value Portfolio           0.73%     0.25%     0.04%      1.02%      0.00%      1.02%
 Jennison Growth Portfolio                        0.64%     0.25%     0.05%      0.94%      0.00%      0.94%
 MetLife Stock Index Portfolio                    0.25%     0.25%     0.04%      0.54%      0.01%      0.53%
 Western Asset Management U.S. Government
 Portfolio                                        0.54%     0.25%     0.07%      0.86%      0.00%      0.86%

--------------------------------------------------------------------------------

                                                                                                            NET TOTAL
                                                                                                             ANNUAL
                                                                                                            PORTFOLIO
                                                                                                            EXPENSES
                                                                            TOTAL   CONTRACTUAL NET TOTAL   INCLUDING
                                                      12B-1/               ANNUAL     EXPENSE    ANNUAL    EXPENSES OF
                                           MANAGEMENT SERVICE    OTHER    PORTFOLIO SUBSIDY OR  PORTFOLIO  UNDERLYING
                                              FEES     FEES   EXPENSES(1) EXPENSES   DEFERRAL   EXPENSES  PORTFOLIOS(5)
-----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST --
 METLIFE ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(5)     0.10%     0.25%     0.05%      0.40%      0.05%      0.35%       0.99%
 MetLife Moderate Strategy Portfolio(5)      0.09%     0.25%     0.01%      0.35%      0.00%      0.35%       1.01%
 MetLife Balanced Strategy Portfolio(5)      0.06%     0.25%     0.01%      0.32%      0.00%      0.32%       1.02%
 MetLife Growth Strategy Portfolio(5)        0.07%     0.25%     0.01%      0.33%      0.00%      0.33%       1.07%
 MetLife Aggressive Strategy Portfolio(5)    0.10%     0.25%     0.02%      0.37%      0.02%      0.35%       1.12%

--------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2005.



(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Small Cap Growth Portfolio; 0.05% for the MFS(R) Research International Portfolio; 0.05% for the Oppenheimer Capital Appreciation Portfolio; 0.01% for the PIMCO Total Return Portfolio; and 0.14% for the RCM Global Technology Portfolio.





(2) Total Annual Portfolio Expenses for the Legg Mason Value Equity Portfolio and the Van Kampen Comstock Portfolio are annualized based on the months the portfolios were in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005. The Van Kampen Comstock Portfolio commenced operations on May 1, 2005.



(3) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2006.



(4) Due to brokerage commission recaptures not shown in the table, actual net total annual portfolio expenses for the RCM Global Technology Portfolio were 1.35% for the year ended December 31, 2005.



(5) Management fees have been restated to reflect a new fee schedule that became effective on May 1, 2005. Because the MetLife Asset Allocation Program portfolios (the "Portfolios") invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 were: 0.64% for the MetLife Defensive Strategy Portfolio; 0.66% for the MetLife Moderate Strategy Portfolio; 0.70% for the MetLife Balanced Strategy Portfolio; 0.74% for the MetLife Growth Strategy Portfolio; and 0.77% for the MetLife Aggressive Strategy Portfolio. The total annual operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 were: 1.04% for the MetLife Defensive Strategy Portfolio; 1.01% for the MetLife Moderate Strategy Portfolio; 1.02% for the MetLife Balanced Strategy Portfolio; 1.08% for the MetLife Growth Strategy Portfolio; and 1.15% for the MetLife Aggressive Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)



(6) The management fee has been restated to reflect a new fee schedule that became effective on December 19, 2005.



(7) The management fee has been restated to reflect a new fee schedule that became effective on January 1, 2006.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit -- Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

        (a)$1,528                   (a)$2,889                   (a)$3,992                   (a)$7,631

        (b)$1,138                   (b)$1,791                   (b)$2,284                   (b)$4,826


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

         (a)$828                    (a)$2,439                   (a)$3,992                   (a)$7,631

         (b)$438                    (b)$1,341                   (b)$2,284                   (b)$4,826


CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit ("GWB") rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

        (a)$1,313                   (a)$2,266                   (a)$2,988                   (a)$5,789

        (b)$  920                   (b)$1,129                   (b)$1,162                   (b)$2,493


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

         (a)$613                    (a)$1,816                   (a)$2,988                   (a)$5,789

         (b)$220                    (b)$  679                   (b)$1,162                   (b)$2,493



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, prior to its termination, the Guaranteed Minimum Accumulation Benefit rider guarantees that, after a 10-year waiting period, your account value will not be less than a percentage of your purchase payment, less reductions for any withdrawals (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit"). Furthermore, prior to its termination, the Guaranteed Principal Option of the Guaranteed Minimum Income Benefit Plus rider offers the option, after a 10-year waiting period, to increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2,
2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options -- Transfers -- Market Timing."

2.  PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). You should discuss this with your registered representative.


PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

..   The minimum initial purchase payment we will accept is $10,000.

..   If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

..   You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..   We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

..   the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

..   your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..   a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


If you choose the Guaranteed Minimum Income Benefit Plus rider, we will require you to allocate your purchase payments and account value among the MetLife Asset Allocation Program portfolios (you may participate in the EDCA program, subject to restrictions) until the rider terminates. The MetLife Aggressive Strategy Portfolio is not available for this purpose.



If you choose the Guaranteed Minimum Accumulation Benefit rider, we will require you to allocate all of your purchase payments and account value to one of the MetLife Asset Allocation Program portfolios (you may participate in the EDCA program, subject to restrictions) until the rider terminates. The MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio are not available for this purpose.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would

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be advantageous, given the contract features, benefits and charges.

3.  INVESTMENT OPTIONS


The contract offers 31 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.




Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and "Other Information -- Distributor.") The payments are deducted from the assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:



   Met/AIM Small Cap Growth Portfolio
   Goldman Sachs Mid-Cap Value Portfolio
   Harris Oakmark International Portfolio
   Janus Aggressive Growth Portfolio

   Lazard Mid-Cap Portfolio


     (formerly Met/AIM Mid Cap Core Equity Portfolio)

   Legg Mason Value Equity Portfolio

   Loomis Sayles Global Markets Portfolio

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   RCM Global Technology Portfolio


   T. Rowe Price Mid-Cap Growth Portfolio
   Third Avenue Small Cap Value Portfolio
   Turner Mid-Cap Growth Portfolio
   Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Harris Oakmark Focused Value Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio

   Western Asset Management U.S. Government Portfolio


     (formerly Salomon Brothers U.S. Government Portfolio)



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options -- Transfers --Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

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..   Your request for transfer must clearly state which investment portfolio(s)
    or the fixed account are involved in the transfer.

..   Your request for transfer must clearly state how much the transfer is for.

..   The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

..   The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of:
    (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

..   You may not make a transfer to more than 18 investment portfolios
    (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

..   If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) -- Description of GMIB Plus -- Allocation Limitations."


..   If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

..   The credited interest rate is equal to the guaranteed minimum rate;

..   Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..   A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information -- Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value

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

of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Emerging Markets Equity, MFS(R) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to: (1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.



In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)
   This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase -- Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
   The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The

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

   transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase --Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

..   The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

..   Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

..   Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


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The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.


EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS

   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.35% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.45% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

                   Annual Step-Up Death Benefit         0.20%
                   Compounded-Plus Death Benefit        0.35%
                   Additional Death Benefit -- Earnings
                   Preservation Benefit                 0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state):

GMIB I, GMIB II and GMIB Plus. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If you elect an Optional Reset of the GMIB Plus rider on any contract anniversary as permitted, we may increase the rider charge to the charge applicable to contract purchases at the time of the increase but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit" for more information). If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.


For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two versions of the GWB under this contract (only one of which is available in your state): GWB I and Enhanced GWB. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.



The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death or, under the Enhanced GWB, cancellation), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.



If you elect an Optional Reset on the 5th contract anniversary under the GWB I rider or on the 3rd contract anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.



If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero.


GUARANTEED MINIMUM ACCUMULATION BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.75% of the Guaranteed Accumulation Amount (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2. The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                    Withdrawal
              Number of Complete Years from        Charge (% of
              Receipt of Purchase Payment        Purchase Payment)
              -----------------------------      -----------------
                         0                               7
                         1                               6
                         2                               5
                        3 and thereafter                 0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB or GWB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


The Nursing Home or Hospital Confinement rider and/or Terminal Illness rider may not be available in your state. (Check with your registered representative regarding availability.) For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

..   fixed annuity payments, or

..   variable annuity payments, or

..   a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected.


We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you may elect a

Guaranteed Minimum Income Benefit ("GMIB"). We offer three different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II and GMIB Plus), A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus. All three versions of the GMIB are described below; however, GMIB I is only offered in states where GMIB II has not yet been approved. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time.



It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II,

GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.


The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you elect the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.


(See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

  (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
      (1) or (2) as defined below:

      (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or
      (2)If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1)Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5

(2)Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

..   the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

..   the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase -- Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

   a) The 30th day following the contract anniversary on or following your 85th birthday;

   b) The date you make a complete withdrawal of your account value;

   c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

   d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

   e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

DESCRIPTION OF GMIB PLUS


The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (4) the termination provisions are expanded; and
(5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.


GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal

Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a)is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b)the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.


OPTIONAL RESET. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period. You may elect to reset the Annual Increase Amount only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. If you purchased your contract on or after February 27, 2006, you may elect an Optional Reset at any contract anniversary provided the above requirements are met. If you purchased your contract before February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.



We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30-day period prior to the applicable contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.


The Optional Reset will:

(1)reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2)reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3)reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1)the MetLife Defensive Strategy Portfolio,

(2)the MetLife Moderate Strategy Portfolio,

(3)the MetLife Balanced Strategy Portfolio, or

(4)the MetLife Growth Strategy Portfolio

You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

..   a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.

DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

  (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
      (1) or (2) as defined below:

      (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

      (2)If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c)An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

(1)Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5




(2)Joint and last survivor annuity with 10 years of annuity payments guaranteed.



Upon the exercise of the GMIB I, your annuity payments will be the greater of:



..   The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or



..   The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")



TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:



..   The date you elect to receive annuity payments either under the GMIB I rider or the contract;



..   The 30th day following the contract anniversary immediately after your 85th birthday;



..   The date you make a complete withdrawal of your account value;



..   Death of the owner or death of the annuitant if a non-natural person owns the contract; or



..   A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.



MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.



When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.



GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS



The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status -- Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.



Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your tax adviser prior to electing a GMIB rider.



In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA or Non-Qualified Contract (see "Federal Income Tax Status") when the owner died in or after the year in which he or she attained age 70 1/2.



6.  ACCESS TO YOUR MONEY



You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:



(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or



(3)when a death benefit is paid to your beneficiary.



Under most circumstances, withdrawals can only be made during the accumulation phase.



You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")



When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:



..   less any applicable withdrawal charge;



..   less any premium or other tax;



..   less any account fee; and



..   less any applicable pro rata GMIB, GWB or GMAB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.



How to withdraw all or part of your account value:



..   You must submit a request to our Annuity Service Center. (See "Other
    Information -- Requests and Elections.")



..   You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")



..   You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



..   We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.



SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS



We may be required to suspend or postpone payments for withdrawals or transfers for any period when:



..   the New York Stock Exchange is closed (other than customary weekend and holiday closings);



..   trading on the New York Stock Exchange is restricted;



..   an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

..   during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.



We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7.  LIVING BENEFITS



GUARANTEED WITHDRAWAL BENEFIT



We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are two versions of the GWB under this contract:



..   Guaranteed Withdrawal Benefit I ("GWB I")



..   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")



If you purchase the GWB, you must elect it at the time you purchase the contract, prior to age 86. ONLY ONE VERSION OF THE GWB IS OFFERED IN ANY PARTICULAR STATE. GWB I is only offered in states where Enhanced GWB has not yet been approved. Please check with your registered representative regarding which version is available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.



Each version of the GWB rider guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you.



THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) cannot be taken as a lump sum. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")



IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE BECAUSE OF WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.



IF THE GWB I RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE EQUALS ZERO.



The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if the Benefit Base is greater than the account value (prior to withdrawal charges). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.



DESCRIPTION OF GUARANTEED WITHDRAWAL BENEFIT I



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, both the Guaranteed Withdrawal Amount and the Benefit Base are equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the GWB I rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:



..   Your initial purchase payment, increased by any applicable GWB Bonus Amount
    (currently, 5% for the initial purchase payment);



..   Increased by each subsequent purchase payment, and by any applicable GWB
    Bonus Amount (currently, 5% of each subsequent purchase payment);



..   Reduced dollar for dollar by Benefits Paid, which are withdrawals
    (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and



..   If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract that is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals, which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB I rider.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED

WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the fifth contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least five years since the last Optional Reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:



..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);



..   Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and



..   Reset the GWB I rider charge equal to the then current level we charge at the time of the reset, up to the maximum charge of 0.95%.



An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB I rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB I rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first three years following receipt of the applicable purchase payment. (See "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate on the earliest business day we:



(1)process your request for a total withdrawal of your account value;



(2)process your request to apply your account value to an annuity option;



(3)determine that your account value is not sufficient to pay the charge for the GWB I rider (whatever account value is available will be applied to pay the annual GWB I rider charge);



(4)receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;



(5)process a change in owners, joint owners or annuitants (if the owner is a non-natural person); or



(6)process the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.



If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit shall be payable under the GWB I rider.



If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



In states where approved, we offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years; (3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal

Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



OPTIONAL RESET. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I rider, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.



GWB RIDER CHARGE. Unlike the GWB I rider described above, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.



CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.



(See Appendix E for examples of the GWB.)



GUARANTEED MINIMUM ACCUMULATION BENEFIT



In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.



If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:


                                     Guaranteed
                                       Amount       Years to
                                   (% of Purchase     Rider
                Portfolio            Payments)    Maturity Date
                ---------          -------------- -------------
                MetLife Defensive
                Strategy Portfolio      130%        10 years
                MetLife Moderate
                Strategy Portfolio      120%        10 years
                MetLife Balanced
                Strategy Portfolio      110%        10 years


For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -- Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.

EXAMPLE:

  Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.



Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.

EXAMPLE:

  Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000
  - $0 = $11,000).

  In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date.

  Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.





8.  PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, and GMIB, GWB, or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


9.  DEATH BENEFIT


UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

..   Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

..   for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)the account value; or

(2)the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

   (a)Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

   (b)Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

      (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
     (ii)is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2)above:

   (a)for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

   (b)for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit -- Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)is the death benefit under your contract; and

(b)is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced

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

   proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b)is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                              Benefit Percentage

                         Issue Age          Percentage
                         ---------          ----------
                         Ages 69 or younger     40%
                         Ages 70-79             25%
                         Ages 80 and above       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.



If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).



A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non-natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status"). Upon your death, the beneficiary cannot revoke or modify your election.



10. FEDERAL INCOME TAX STATUS


The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

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

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that charges for certain benefits under a variable contract, such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), may be considered as deemed distributions subject to immediate taxation. We currently intend to treat these charges as an intrinsic part of the annuity contract and we do not tax report these charges as taxable income. However, it is possible that this may change in the future if we determine that such reporting is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS.

In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..   made on or after the taxpayer reaches age 59 1/2;

..   made on or after the death of an owner;

..   attributable to the taxpayer's becoming disabled;

..   made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

..   under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit -- General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards.


However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA

(other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age
59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

..   The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

..   The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

..   The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


11. OTHER INFORMATION


METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004,

MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.




All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company ("MLIC"); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 6% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.



SALES BY OUR AFFILIATES. As previously noted, we and the distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales representatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2005, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..   Through your registered representative

..   By telephone at (800)343-8496, between the hours of 7:30AM and 5:30PM
    Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

..   In writing to our Annuity Service Center

..   By fax at (515) 457-4400 or

..   By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

..   change the beneficiary.

..   change the annuitant before the annuity date (subject to our underwriting and administrative rules).

..   assign the contract (subject to limitation).

..   change the payment option.

..   exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian


   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1


1.60% SEPARATE ACCOUNT PRODUCT CHARGES




                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003               8.707674     11.587034    192,026.2966
   01/01/2004  to  12/31/2004              11.587034     12.136100    375,629.8958
   01/01/2005  to  12/31/2005              12.136100     12.931287    257,550.8176
-----------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998685     11.955751    177,820.3075
   01/01/2005  to  12/31/2005              11.955751     13.241624    258,292.2290
-----------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003               8.751972     11.739807    365,928.6730
   01/01/2004  to  12/31/2004              11.739807     13.924184    674,632.3592
   01/01/2005  to  12/31/2005              13.924184     15.654760    779,913.6862
-----------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003               5.505944      6.703844    498,709.5641
   01/01/2004  to  12/31/2004               6.703844      7.153997    569,830.2928
   01/01/2005  to  12/31/2005               7.153997      7.996630    390,172.4270
-----------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003               9.728989     12.010450    194,373.2798
   01/01/2004  to  12/31/2004              12.010450     13.521569    216,833.8611
   01/01/2005  to  12/31/2005              13.521569     14.379967    227,025.2887
-----------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005              10.246869     10.622029          0.0000
-----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.60% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  14.697264     16.082371     486,518.7169
   01/01/2004  to  12/31/2004                  16.082371     17.118943     582,980.4835
   01/01/2005  to  12/31/2005                  17.118943     17.099563     431,019.9121
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  34.555426     43.027856     245,655.4382
   01/01/2004  to  12/31/2004                  43.027856     47.698291     328,790.1190
   01/01/2005  to  12/31/2005                  47.698291     48.535509     317,092.3545
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   7.334391      9.478581     166,240.6474
   01/01/2004  to  12/31/2004                   9.478581     11.152257     497,680.7338
   01/01/2005  to  12/31/2005                  11.152257     12.778216     393,078.1542
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.096666     10.012101      78,254.1037
   01/01/2004  to  12/31/2004                  10.012101      9.915939      89,810.9084
   01/01/2005  to  04/30/2005                   9.915939      9.922437      27,580.7740
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998685     12.816450     162,452.6748
   01/01/2005  to  12/31/2005                  12.816450     14.289435     117,737.2912
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.545686      7.953701     871,650.5499
   01/01/2004  to  12/31/2004                   7.953701      8.328364   1,190,042.9860
   01/01/2005  to  12/31/2005                   8.328364      8.582943     902,272.7773
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.421980     501,714.2422
   01/01/2004  to  12/31/2004                  10.421980     11.180310     973,583.6416
   01/01/2005  to  12/31/2005                  11.180310     11.155964     807,879.0494
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.613154     11.664058     621,754.8429
   01/01/2004  to  12/31/2004                  11.664058     12.050144     730,537.2305
   01/01/2005  to  12/31/2005                  12.050144     12.125947     754,483.4460
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.425734      7.712200      99,672.9565
   01/01/2004  to  11/19/2004                   7.712200      7.908682     163,966.1431
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.60% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      3.305316      4.593698      92,501.8913
   01/01/2004  to  12/31/2004                      4.593698      4.325647     230,230.4273
   01/01/2005  to  12/31/2005                      4.325647      4.726140     178,108.8488
------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      4.758231      6.116168     545,166.8913
   01/01/2004  to  12/31/2004                      6.116168      7.091623     461,770.0175
   01/01/2005  to  12/31/2005                      7.091623      8.000247     489,375.6850
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      8.471513     11.465522     391,708.1789
   01/01/2004  to  12/31/2004                     11.465522     14.273751     552,235.2175
   01/01/2005  to  12/31/2005                     14.273751     16.222215     538,296.4680
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998685     11.100137     145,279.7418
   01/01/2005  to  12/31/2005                     11.100137     12.165185      93,844.4813
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998685     10.461847      82,549.9513
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.922260     10.013530      97,581.8904
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                      8.556367     10.760288     591,834.6737
   01/01/2004  to  12/31/2004                     10.760288     11.874740   1,193,178.8170
   01/01/2005  to  12/31/2005                     11.874740     12.871367   1,157,297.7390
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                     10.939577     13.961360     431,144.8032
   01/01/2004  to  12/31/2004                     13.961360     15.065379     504,706.1415
   01/01/2005  to  12/31/2005                     15.065379     16.266263     485,542.0215
------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.069248      9.742491     391,976.6035
   01/01/2004  to  12/31/2004                      9.742491     10.444336     610,848.0166
   01/01/2005  to  12/31/2005                     10.444336     11.670509     485,982.1327
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.60% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.627802     10.439147     113,340.9506
   01/01/2004  to  12/31/2004               10.439147     11.328989     405,352.2510
   01/01/2005  to  12/31/2005               11.328989     11.637556     271,933.0387
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               15.474174     15.437838       2,861.8458
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.301432     10.688161   1,155,952.0390
   01/01/2005  to  12/31/2005               10.688161     11.610860   1,918,517.4014
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.101591     10.392155   2,974,335.7840
   01/01/2005  to  12/31/2005               10.392155     10.956056   7,339,993.7543
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.941718     10.108289     202,145.7266
   01/01/2005  to  12/31/2005               10.108289     10.393947     696,792.8515
------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.241480     10.603065   2,157,771.3080
   01/01/2005  to  12/31/2005               10.603065     11.387414   5,424,112.8450
------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.011662     10.228501   1,031,983.9640
   01/01/2005  to  12/31/2005               10.228501     10.651728   2,981,665.5207
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2


2.20% SEPARATE ACCOUNT PRODUCT CHARGES




                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.707674     11.540760     42,998.4318
   01/01/2004  to  12/31/2004               11.540760     12.015117     73,108.5388
   01/01/2005  to  12/31/2005               12.015117     12.726042     54,225.5085
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998192     11.907728     31,370.0740
   01/01/2005  to  12/31/2005               11.907728     13.109814     29,408.5086
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.751972     11.692887     87,666.4696
   01/01/2004  to  12/31/2004               11.692887     13.785392    107,551.7072
   01/01/2005  to  12/31/2005               13.785392     15.406303     86,238.7524
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                5.505944      6.677059    143,010.0163
   01/01/2004  to  12/31/2004                6.677059      7.082674    133,941.9579
   01/01/2005  to  12/31/2005                7.082674      7.869701     95,505.9231
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003                9.728989     11.962451     49,809.4994
   01/01/2004  to  12/31/2004               11.962451     13.386766     35,384.6763
   01/01/2005  to  12/31/2005               13.386766     14.151717     28,226.7573
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.245695     10.611559          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003               14.697264     16.018030    144,853.2736
   01/01/2004  to  12/31/2004               16.018030     16.948206    114,971.4284
   01/01/2005  to  12/31/2005               16.948206     16.828031     81,992.6511
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003               34.555426     42.855921     72,881.9582
   01/01/2004  to  12/31/2004               42.855921     47.222817     71,324.8972
   01/01/2005  to  12/31/2005               47.222817     47.765062     64,077.4105
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                7.334391      9.440699     46,229.8593
   01/01/2004  to  12/31/2004                9.440699     11.041095     81,060.3535
   01/01/2005  to  12/31/2005               11.041095     12.575417     53,351.8014
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.096666      9.972016     57,382.7046
   01/01/2004  to  12/31/2004                   9.972016      9.816994     64,078.0296
   01/01/2005  to  04/30/2005                   9.816994      9.804231          0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998192     12.764997     31,565.0512
   01/01/2005  to  12/31/2005                  12.764997     14.147202     17,997.4337
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.545686      7.921912    232,072.7023
   01/01/2004  to  12/31/2004                   7.921912      8.245328    217,351.0950
   01/01/2005  to  12/31/2005                   8.245328      8.446691    156,074.4244
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.380246    159,927.6384
   01/01/2004  to  12/31/2004                  10.380246     11.068762    171,205.7546
   01/01/2005  to  12/31/2005                  11.068762     10.978760    118,754.1884
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.613154     11.617358    131,171.1083
   01/01/2004  to  12/31/2004                  11.617358     11.929910     99,283.6491
   01/01/2005  to  12/31/2005                  11.929910     11.933334     77,461.3139
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.425734      7.681378     44,988.5086
   01/01/2004  to  11/19/2004                   7.681378      7.835364     41,129.1322
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.305316      4.575366     21,277.4770
   01/01/2004  to  12/31/2004                   4.575366      4.282527     39,694.1716
   01/01/2005  to  12/31/2005                   4.282527      4.651129     26,372.5236
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.758231      6.091734    139,482.7721
   01/01/2004  to  12/31/2004                   6.091734      7.020938     76,592.0630
   01/01/2005  to  12/31/2005                   7.020938      7.873283     67,565.1172
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   8.471513     11.419748     98,541.2877
   01/01/2004  to  12/31/2004                  11.419748     14.131547     89,629.8076
   01/01/2005  to  12/31/2005                  14.131547     15.964866     71,366.0317
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998192     11.055516      28,818.4921
   01/01/2005  to  12/31/2005               11.055516     12.044039      17,565.5306
------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                9.998192     10.419817         692.9001
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                9.803573      9.854474      47,629.7585
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                8.556367     10.717292     130,577.3700
   01/01/2004  to  12/31/2004               10.717292     11.756369     186,488.7410
   01/01/2005  to  12/31/2005               11.756369     12.667083     145,251.1574
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003               10.939577     13.905578     102,993.4673
   01/01/2004  to  12/31/2004               13.905578     14.915178      73,451.5810
   01/01/2005  to  12/31/2005               14.915178     16.008064      60,351.3600
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.069248      9.703565      99,507.4759
   01/01/2004  to  12/31/2004                9.703565     10.340216     106,217.6620
   01/01/2005  to  12/31/2005               10.340216     11.485287      75,623.7424
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.627802     10.397428      29,927.0459
   01/01/2004  to  12/31/2004               10.397428     11.216052      39,193.2251
   01/01/2005  to  12/31/2005               11.216052     11.452829      39,175.2801
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.528669     14.437002           0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.298220     10.677989     155,892.6343
   01/01/2005  to  12/31/2005               10.677989     11.530646     300,066.3359
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.098439     10.382260     735,259.9208
   01/01/2005  to  12/31/2005               10.382260     10.880346   1,274,871.8928
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                     NUMBER OF
                                       ACCUMULATION  ACCUMULATION   ACCUMULATION
                                       UNIT VALUE AT UNIT VALUE AT     UNITS
                                       BEGINNING OF     END OF     OUTSTANDING AT
                                          PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             9.938614     10.098659      38,552.2936
   01/01/2005  to  12/31/2005            10.098659     10.322104      49,536.5123
---------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.238287     10.592973     455,800.3961
   01/01/2005  to  12/31/2005            10.592973     11.308736   1,160,486.5045
---------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.008537     10.218758   1,048,355.7400
   01/01/2005  to  12/31/2005            10.218758     10.578112   1,421,861.3912
---------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


MET/AIM SMALL CAP GROWTH PORTFOLIO



SUBADVISER: AIM Capital Management, Inc.




INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.



LAZARD MID-CAP PORTFOLIO (formerly, Met/AIM Mid Cap Core Equity Portfolio)



SUBADVISER: Lazard Asset Management LLC (formerly, AIM Capital Management, Inc.)



INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.




LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO



SUBADVISER: Loomis, Sayles & Company, L.P.



INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and total return.



LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


MFS(R) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.



MFS(R) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


RCM GLOBAL TECHNOLOGY PORTFOLIO



SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (formerly, Salomon Brothers U.S. Government Portfolio)

SUBADVISER: Western Asset Management Company (formerly, Salomon Brothers Asset Management Inc)



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
    1         12000           2000          10000        10000
    2                         2000           8095         8095
    3                         2000           6172         6172
    4          6000           3000           9230         3230         6000
    5                         3000           6309          261         6048
    6                         3000           3359            0         3359
    7                         3000            386            0          386
    8                          389              0            0            0
    9                            0              0            0            0
    10                           0              0            0            0
    11                           0              0            0            0
    12                           0              0            0            0
    13                           0              0            0            0
    14                           0              0            0            0
    15                           0              0            0            0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
    1         24000           2000          22000        22000
    2                         2000          20209        20209
    3                         2000          18401        18401
    4                         2000          16575        16575
    5                         2000          14732        14732
    6         12000           3000          23872        11872         12000
    7                         3000          21801         8985         12096
    8                         3000          18262         6070         12192
    9                         3000          15417         3128         12289
    10                        3000          12545          157         12387
    11                        3000           9645            0          9645
    12                        3000           6722            0          6722
    13                        3000           3776            0          3776
    14                        3000            806            0           806
    15                         812              0            0             0

APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1)THE 5% ANNUAL INCREASE AMOUNT

   Determining a value upon which future income payments can be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

                                  [FLOW CHART]



   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT
   AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                  [FLOW CHART]



(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments can be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

                                    [GRAPHIC]



With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

                                    [GRAPHIC]




(4)THE GUARANTEED PRINCIPAL OPTION -- GMIB PLUS



   Initial purchase payment is $100,000. Assume that no withdrawals are taken. Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



   The effect of exercising the Guaranteed Principal Option:



   1) A Guaranteed Principal Adjustment of $100,000 -$50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.



   2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.



   3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



                                    [CHART]





   *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.



(5)THE OPTIONAL RESET -- GMIB PLUS



   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your contract prior to February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)


   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $105,000 to $110,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you elect an Optional Reset.

   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $115,500 to $120,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $126,000 on the third anniversary ($120,000 increased by 5% per year, compounded annually). Assume your account value at the third contract anniversary is $130,000 due to good market performance, and you elect an Optional Reset.

   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $126,000 to $130,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the third contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $136,500 on the fourth anniversary ($130,000 increased by 5% per year, compounded annually). Assume your account value at the fourth contract anniversary is $120,000 due to poor market performance. You may not elect an Optional Reset at this time, because the account value is less than the 5% Annual Increase Amount.

   The 5% Annual Increase Amount increases to $165,917 on the eighth anniversary ($136,500 increased by 5% per year, compounded annually for four years). Assume your account value at the eighth contract anniversary is $180,000 due to good market performance, but you do not elect an Optional Reset.

   Because you did not elect an Optional Reset:

   (1)The 5% Annual Increase Amount remains at $165,917;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 13th contract anniversary (10 years from the date of the last reset);

   (3)The GMIB Plus rider charge remains at its current level; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

                              [FLOW CHART]

APPENDIX E
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base


   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. How the Optional Reset Works If Elected on the 5th Contract Anniversary (may be elected prior to age 86) -- GWB I

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

              Annual Benefit     Cumulative       Account
                Payment         Withdrawals        Value
              --------------    -----------       -------
 1              $ 7,350.00      $  7,350.00      $105,000.00
 2                7,350.00        14,700.00       125,000.00
 3                7,350.00        22,050.00       130,000.00
 4                7,350.00        29,400.00       145,000.00
 5                7,350.00        36,750.00       185,000.00
 6               13,709.50        50,459.50       195,850.00
 7               13,709.50        64,169.00       175,000.00
 8               13,709.50        77,878.50       185,200.00
 9               13,709.50        91,588.00       189,300.00
10               13,709.50       105,297.50       205,200.00
11               17,534.16       122,831.70       250,488.00
12               17,534.16       140,365.80       260,322.00
13               17,534.16       157,900.00       245,000.00
14               17,534.16       175,434.10       285,000.00
15               17,534.16       192,968.30       315,000.00
16               27,651.12       220,619.40       395,016.00
17               27,651.12       248,270.50       410,100.00
18               27,651.12       275,921.70       425,200.00
19               27,651.12       303,572.80       420,200.00
20               27,651.12       331,223.90       452,000.00



G. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) -- ENHANCED GWB


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                        [CHART]

       Annual
      Benefit    Cumulative    Account
      Payment    Withdrawls     Value
      -------    ----------    -------
1       7350         7350      105000
2       7350        14700      125000
3       7350        22050      130000
4      10385        32435      148350
5      10385        42819      185000
6      10385        53204      195000
7      12590        65794      179859
8      12590        78384      210000
9      12590        90974      223000
10     19781       110755      282582
11     19781       130535      270000
12     19781       150316      278000
13         0            0      315000




H. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).



Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.



I. Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

                                    [CHART]

Annual
Benefit     Cummulative        Account          Benefit
Payment     Withdrawals         Value            Base
--------    ------------      ---------        ---------
$7,350         $7,350          $100,000        $105,000
 7,350         14,700            73,000          97,650
 7,350         22,050            52,750          90,300
 7,350         29,400          37,562.5          82,950
 7,350         36,750         26,171.88          75,600
 7,350         44,100         17,628.91          68,250
 7,350         51,450         11,221.68          60,900
 7,350         58,800          6,416.26          53,550
 7,350         66,150         2,812.195          46,200
 7,350         73,500          109.1461          38,850
 7,350         80,850                 0          31,500
 7,350         88,200                 0          24,150
 7,350         95,550                 0          16,800
 7,350        102,900                 0           9,450
 2,100        105,000                 0           2,100
     0                                                0

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY

                                            METLIFE INVESTORS INSURANCE COMPANY

                                                                            AND

                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                              CLASS L -- 4 YEAR


                                                                    MAY 1, 2006


       This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or
we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


  The annuity contract has 32 investment choices -- a fixed account that offers an interest rate guaranteed by us, and 31 investment portfolios listed below.
     You can put your money in the fixed account and/or any of these investment portfolios.


MET INVESTORS SERIES TRUST (CLASS B):


   Met/AIM Small Cap Growth Portfolio
   Goldman Sachs Mid-Cap Value Portfolio
   Harris Oakmark International Portfolio
   Janus Aggressive Growth Portfolio

   Lazard Mid-Cap Portfolio


     (formerly Met/AIM Mid Cap Core Equity Portfolio)

   Legg Mason Value Equity Portfolio

   Loomis Sayles Global Markets Portfolio

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   RCM Global Technology Portfolio


   T. Rowe Price Mid-Cap Growth Portfolio
   Third Avenue Small Cap Value Portfolio
   Turner Mid-Cap Growth Portfolio
   Van Kampen Comstock Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Harris Oakmark Focused Value Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio

   Western Asset Management U.S. Government Portfolio


     (formerly Salomon Brothers U.S. Government


     Portfolio)



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 52 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:
..   are not bank deposits
..   are not FDIC insured
..   are not insured by any federal government agency
..   are not guaranteed by any bank or credit union
..   may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2006

                             TABLE OF CONTENTS PAGE


             INDEX OF SPECIAL TERMS............................  4

             HIGHLIGHTS........................................  5

             FEE TABLES AND EXAMPLES...........................  6

             1. THE ANNUITY CONTRACT........................... 11
                Market Timing.................................. 11

             2. PURCHASE....................................... 12
                Purchase Payments.............................. 12
                Termination for Low Account Value.............. 12
                Allocation of Purchase Payments................ 12
                Free Look...................................... 13
                Accumulation Units............................. 13
                Account Value.................................. 13
                Replacement of Contracts....................... 13

             3. INVESTMENT OPTIONS............................. 14
                Transfers...................................... 15
                Dollar Cost Averaging Programs................. 18
                Three Month Market Entry Program............... 19
                Automatic Rebalancing Program.................. 19
                Description of the MetLife Asset Allocation
                 Program....................................... 20
                Voting Rights.................................. 20
                Substitution of Investment Options............. 20

             4. EXPENSES....................................... 21
                Product Charges................................ 21
                Account Fee.................................... 21
                Guaranteed Minimum Income Benefit -- Rider
                 Charge........................................ 21
                Guaranteed Withdrawal Benefit -- Rider Charge.. 22
                Guaranteed Minimum Accumulation Benefit --
                 Rider Charge.................................. 22
                Withdrawal Charge.............................. 23
                Reduction or Elimination of the Withdrawal
                 Charge........................................ 23
                Premium and Other Taxes........................ 24
                Transfer Fee................................... 24
                Income Taxes................................... 24
                Investment Portfolio Expenses.................. 24

             5. ANNUITY PAYMENTS
                (THE INCOME PHASE)............................. 24
                Annuity Date................................... 24
                Annuity Payments............................... 24
                Annuity Options................................ 25
                Guaranteed Minimum Income Benefit.............. 26
                Description of GMIB II......................... 27
                Description of GMIB Plus....................... 28
                Description of GMIB I.......................... 30
                GMIB, Qualified Contracts and Decedent
                 Contracts..................................... 31

                                      PAGE


            6. ACCESS TO YOUR MONEY............................  31
               Systematic Withdrawal Program...................  32
               Suspension of Payments or Transfers.............  32

            7. LIVING BENEFITS.................................  33
               Guaranteed Withdrawal Benefit...................  33
               Guaranteed Minimum Accumulation Benefit.........  37

            8. PERFORMANCE.....................................  39

            9. DEATH BENEFIT...................................  40
               Upon Your Death.................................  40
               Standard Death Benefit -- Principal Protection..  40
               Optional Death Benefit -- Annual Step-Up........  40
               Optional Death Benefit -- Compounded-Plus.......  40
               Additional Death Benefit -- Earnings
                Preservation Benefit...........................  41
               General Death Benefit Provisions................  42
               Spousal Continuation............................  42
               Death of the Annuitant..........................  43
               Controlled Payout...............................  43

            10. FEDERAL INCOME TAX STATUS......................  43
               Taxation of Non-Qualified Contracts.............  43
               Taxation of Qualified Contracts.................  45
               Foreign Tax Credits.............................  48
               Possible Tax Law Changes........................  48

            11. OTHER INFORMATION..............................  48
               MetLife Investors...............................  48
               The Separate Account............................  48
               Distributor.....................................  49
               Selling Firms...................................  49
               Requests and Elections..........................  51
               Ownership.......................................  51
               Legal Proceedings...............................  52
               Financial Statements............................  52

            TABLE OF CONTENTS OF THE STATEMENT OF
            ADDITIONAL INFORMATION.............................  52

            APPENDIX A......................................... A-1
               Condensed Financial Information................. A-1

            APPENDIX B......................................... B-1
               Participating Investment Portfolios............. B-1

            APPENDIX C......................................... C-1
               EDCA Examples with Multiple Purchase
                Payments....................................... C-1

            APPENDIX D......................................... D-1
               Guaranteed Minimum Income Benefit
                Examples....................................... D-1

            APPENDIX E......................................... E-1
               Guaranteed Withdrawal Benefit Examples.......... E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                    PAGE
                       Account Value................. 13
                       Accumulation Phase............ 11
                       Accumulation Unit............. 13
                       Annual Benefit Payment........ 34
                       Annuitant..................... 52
                       Annuity Date.................. 24
                       Annuity Options............... 25
                       Annuity Payments.............. 24
                       Annuity Units................. 25
                       Beneficiary................... 52
                       Benefit Base.................. 34
                       Business Day.................. 12
                       Fixed Account................. 11
                       Guaranteed Accumulation Amount 37
                       Guaranteed Principal Option... 28
                       Guaranteed Withdrawal Amount.. 34
                       GWB Withdrawal Rate........... 34


                             Income Base 27 and 30


                           Income Phase......... 11
                           Investment Portfolios 14
                           Joint Owners......... 52
                           Owner................ 51
                           Purchase Payment..... 12
                           Separate Account..... 48

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

              WITHDRAWAL CHARGE (Note 1)   7%
              (as a percentage of purchase
              payments)
              TRANSFER FEE (Note 2)        $0 (First 12 per year)
                                           $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -- Withdrawal Charge.")

                                                    Withdrawal
              Number of Complete Years from        Charge (% of
              Receipt of Purchase Payment        Purchase Payment)
              -----------------------------      -----------------
                         0                               7
                         1                               6
                         2                               6
                         3                               5
                        4 and thereafter                 0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*

               ACCOUNT FEE (Note 1)          $ 30

               GUARANTEED MINIMUM
               INCOME BENEFIT (GMIB PLUS,
               GMIB II AND GMIB I)
               RIDER CHARGE

                  GMIB Plus                  0.75% of Income Base
                                             (Note 2)

                  GMIB Plus Upon Optional    1.50% of Income Base
                  Reset (maximum)            (Note 2)

               GMIB II and GMIB I               0.50% of Income Base
                                                (Note 2)

            GUARANTEED WITHDRAWAL
            BENEFIT AND ENHANCED
            GUARANTEED WITHDRAWAL
            BENEFIT RIDER CHARGE

               Guaranteed Withdrawal            0.50% of the
               Benefit and Enhanced             Guaranteed
               Guaranteed Withdrawal            Withdrawal Amount
               Benefit Rider Charge Prior to    (Note 3)
               Optional Reset

               Guaranteed Withdrawal            0.95% of the
               Benefit and Enhanced             Guaranteed
               Guaranteed Withdrawal            Withdrawal Amount
               Benefit Rider Charge Upon        (Note 3)
               Optional Reset (maximum)

            GUARANTEED MINIMUM                  0.75% of the
            ACCUMULATION BENEFIT RIDER          Guaranteed
            CHARGE                              Accumulation
                                                Amount (Note 4)

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) --Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


Note 3. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.



Note 4. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


*Certain periodic fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

            Mortality and Expense Charge                      1.35%
            Administration Charge                             0.25%
                                                              -----
            Total Separate Account Annual Expenses            1.60%

            Death Benefit Rider Charges (Optional)
            (as a percentage of average account value in
            the Separate Account)
            Optional Death Benefit -- Annual Step-Up          0.20%
            Optional Death Benefit -- Compounded-Plus         0.35%
            Additional Death Benefit -- Earnings Preservation
              Benefit                                         0.25%

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


                Total Annual Portfolio Expenses  Minimum Maximum
                (expenses that are deducted from   0.54%   4.54%
                investment portfolio assets,
                including management fees,
                12b-1/service fees, and other
                expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                                                                                                     NET
                                                                                        TOTAL         CONTRACTUAL   TOTAL
                                                           12B-1/                       ANNUAL          EXPENSE    ANNUAL
                                                MANAGEMENT SERVICE      OTHER           PORTFOLIO       SUBSIDY   PORTFOLIO
                                                   FEES    FEES         EXPENSES(1)     EXPENSES      OR DEFERRAL EXPENSES
---------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
 Met/AIM Small Cap Growth Portfolio(1)            0.90%    0.25%        0.11%           1.26%            0.00%      1.26%
 Goldman Sachs Mid-Cap Value Portfolio            0.73%    0.25%        0.05%           1.03%            0.00%      1.03%
 Harris Oakmark International Portfolio           0.82%    0.25%        0.13%           1.20%            0.00%      1.20%
 Janus Aggressive Growth Portfolio                0.67%    0.25%        0.05%           0.97%            0.00%      0.97%
 Lazard Mid-Cap Portfolio(6)                      0.70%    0.25%        0.09%           1.04%            0.00%      1.04%
 Legg Mason Value Equity Portfolio(2)             0.70%    0.25%        3.59%           4.54%            3.49%      1.05%
 Loomis Sayles Global Markets Portfolio(3)        0.70%    0.25%        0.20%           1.15%            0.00%      1.15%
 Lord Abbett Bond Debenture Portfolio             0.51%    0.25%        0.05%           0.81%            0.00%      0.81%
 Lord Abbett Growth and Income Portfolio(7)       0.50%    0.25%        0.04%           0.79%            0.00%      0.79%
 MFS(R) Emerging Markets Equity Portfolio(3)      1.05%    0.25%        0.25%           1.55%            0.00%      1.55%
 MFS(R) Research International Portfolio(1)       0.74%    0.25%        0.23%           1.22%            0.00%      1.22%
 Neuberger Berman Real Estate Portfolio           0.67%    0.25%        0.03%           0.95%            0.00%      0.95%
 Oppenheimer Capital Appreciation Portfolio(1)    0.59%    0.25%        0.10%           0.94%            0.00%      0.94%
 PIMCO Inflation Protected Bond Portfolio         0.50%    0.25%        0.05%           0.80%            0.00%      0.80%
 PIMCO Total Return Portfolio(1)                  0.50%    0.25%        0.07%           0.82%            0.00%      0.82%
 RCM Global Technology Portfolio(1)(4)            0.92%    0.25%        0.27%           1.44%            0.00%      1.44%
 T. Rowe Price Mid-Cap Growth Portfolio           0.75%    0.25%        0.07%           1.07%            0.00%      1.07%
 Third Avenue Small Cap Value Portfolio           0.75%    0.25%        0.05%           1.05%            0.00%      1.05%
 Turner Mid-Cap Growth Portfolio                  0.80%    0.25%        0.11%           1.16%            0.00%      1.16%
 Van Kampen Comstock Portfolio(2)                 0.63%    0.25%        0.05%           0.93%            0.00%      0.93%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                 0.35%    0.25%        0.07%           0.67%            0.01%      0.66%
 Davis Venture Value Portfolio                    0.72%    0.15%        0.04%           0.91%            0.00%      0.91%
 Harris Oakmark Focused Value Portfolio           0.73%    0.25%        0.04%           1.02%            0.00%      1.02%
 Jennison Growth Portfolio                        0.64%    0.25%        0.05%           0.94%            0.00%      0.94%
 MetLife Stock Index Portfolio                    0.25%    0.25%        0.04%           0.54%            0.01%      0.53%
 Western Asset Management U.S. Government
 Portfolio                                        0.54%    0.25%        0.07%           0.86%            0.00%      0.86%

--------------------------------------------------------------------------------

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                               NET      EXPENSES
                                                                              TOTAL         CONTRACTUAL       TOTAL     INCLUDING
                                                 12B-1/                       ANNUAL        EXPENSE          ANNUAL    EXPENSES OF
                                  MANAGEMENT     SERVICE      OTHER           PORTFOLIO     SUBSIDY         PORTFOLIO  UNDERLYING
                                  FEES           FEES         EXPENSES(1)     EXPENSES      OR DEFERRAL     EXPENSES  PORTFOLIOS(5)
   --------------------------------------------------------------------------------------------------------------------------------
   MET INVESTORS
    SERIES TRUST --
    METLIFE ASSET
    ALLOCATION
    PROGRAM
    MetLife
    Defensive
    Strategy
    Portfolio(5)                  0.10%          0.25%        0.05%           0.40%         0.05%             0.35%       0.99%
    MetLife Moderate
    Strategy
    Portfolio(5)                  0.09%          0.25%        0.01%           0.35%         0.00%             0.35%       1.01%
    MetLife Balanced
    Strategy
    Portfolio(5)                  0.06%          0.25%        0.01%           0.32%         0.00%             0.32%       1.02%
    MetLife Growth
    Strategy
    Portfolio(5)                  0.07%          0.25%        0.01%           0.33%         0.00%             0.33%       1.07%
    MetLife
    Aggressive
    Strategy
    Portfolio(5)                  0.10%          0.25%        0.02%           0.37%         0.02%             0.35%       1.12%

--------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2005.



(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Small Cap Growth Portfolio; 0.05% for the MFS(R) Research International Portfolio; 0.05% for the Oppenheimer Capital Appreciation Portfolio; 0.01% for the PIMCO Total Return Portfolio; and 0.14% for the RCM Global Technology Portfolio.





(2) Total Annual Portfolio Expenses for the Legg Mason Value Equity Portfolio and the Van Kampen Comstock Portfolio are annualized based on the months the portfolios were in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005. The Van Kampen Comstock Portfolio commenced operations on May 1, 2005.



(3) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2006.



(4) Due to brokerage commission recaptures not shown in the table, actual net total annual portfolio expenses for the RCM Global Technology Portfolio were 1.35% for the year ended December 31, 2005.



(5) Management fees have been restated to reflect a new fee schedule that became effective on May 1, 2005. Because the MetLife Asset Allocation Program portfolios (the "Portfolios") invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 were: 0.64% for the MetLife Defensive Strategy Portfolio; 0.66% for the MetLife Moderate Strategy Portfolio; 0.70% for the MetLife Balanced Strategy Portfolio; 0.74% for the MetLife Growth Strategy Portfolio; and 0.77% for the MetLife Aggressive Strategy Portfolio. The total annual operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 were: 1.04% for the MetLife Defensive Strategy Portfolio; 1.01% for the MetLife Moderate Strategy Portfolio; 1.02% for the MetLife Balanced Strategy Portfolio; 1.08% for the MetLife Growth Strategy Portfolio; and 1.15% for the MetLife Aggressive Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)



(6) The management fee has been restated to reflect a new fee schedule that became effective on December 19, 2005.



(7) The management fee has been restated to reflect a new fee schedule that became effective on January 1, 2006.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit -- Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

        (a)$1,528                   (a)$2,978                   (a)$3,990                   (a)$7,629

        (b)$1,137                   (b)$1,880                   (b)$2,283                   (b)$4,823


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

         (a)$828                    (a)$2,438                   (a)$3,990                   (a)$7,629

         (b)$437                    (b)$1,340                   (b)$2,283                   (b)$4,823


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

        (a)$1,313                   (a)$2,355                   (a)$2,987                   (a)$5,787

         (b)$920                    (b)$1,218                   (b)$1,161                   (b)$2,490


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

         (a)$613                    (a)$1,815                   (a)$2,987                   (a)$5,787

         (b)$220                     (b)$678                    (b)$1,161                   (b)$2,490



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, prior to its termination, the Guaranteed Minimum Accumulation Benefit rider guarantees that, after a 10-year waiting period, your account value will not be less than a percentage of your purchase payment, less reductions for any withdrawals (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit"). Furthermore, prior to its termination, the Guaranteed Principal Option of the Guaranteed Minimum Income Benefit Plus rider offers the option, after a 10-year waiting period, to increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus.

The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options -- Transfers -- Market Timing."

2.  PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). You should discuss this with your registered representative.


PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

..   The minimum initial purchase payment we will accept is $10,000.

..   If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

..   You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..   We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

..   the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

..   your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..   a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


If you choose the Guaranteed Minimum Income Benefit Plus rider, we will require you to allocate your purchase payments and account value among the MetLife Asset Allocation Program portfolios (you may participate in the EDCA program, subject to restrictions) until the rider terminates. The MetLife Aggressive Strategy Portfolio is not available for this purpose.



If you choose the Guaranteed Minimum Accumulation Benefit rider, we will require you to allocate all of your purchase payments and account value to one of the MetLife Asset Allocation Program portfolios (you may participate in the EDCA program, subject to restrictions) until the rider terminates. The MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio are not available for this purpose.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3.  INVESTMENT OPTIONS


The contract offers 31 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.




Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and "Other Information -- Distributor.") The payments are deducted from the assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/ or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:



   Met/AIM Small Cap Growth Portfolio
   Goldman Sachs Mid-Cap Value Portfolio
   Harris Oakmark International Portfolio
   Janus Aggressive Growth Portfolio

   Lazard Mid-Cap Portfolio


     (formerly Met/AIM Mid Cap Core Equity Portfolio)

   Legg Mason Value Equity Portfolio

   Loomis Sayles Global Markets Portfolio

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio

   RCM Global Technology Portfolio

   T. Rowe Price Mid-Cap Growth Portfolio
   Third Avenue Small Cap Value Portfolio
   Turner Mid-Cap Growth Portfolio
   Van Kampen Comstock Portfolio


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Harris Oakmark Focused Value Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio

   Western Asset Management U.S. Government Portfolio



     (formerly Salomon Brothers U.S. Government   Portfolio)



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options -- Transfers --Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

..   Your request for transfer must clearly state which investment portfolio(s)
    or the fixed account are involved in the transfer.

..   Your request for transfer must clearly state how much the transfer is for.

..   The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

..   The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of:
    (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

..   You may not make a transfer to more than 18 investment portfolios
    (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

..   If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) -- Description of GMIB Plus -- Allocation Limitations."


..   If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

..   The credited interest rate is equal to the guaranteed minimum rate;

..   Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..   A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information -- Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Emerging Markets Equity, MFS(R) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to: (1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.



In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)
   This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase -- Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
   The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase -- Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

..   The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

..   Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

..   Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.


EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS

   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.35% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

                   Annual Step-Up Death Benefit         0.20%
                   Compounded-Plus Death Benefit        0.35%
                   Additional Death Benefit -- Earnings
                   Preservation Benefit                 0.25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are three different versions of the GMIB under this contract (a maximum of two of which are available in your state): GMIB I, GMIB II and GMIB Plus. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If you elect an Optional Reset of the GMIB Plus rider on any contract anniversary as permitted, we may increase the rider charge to the charge applicable to contract purchases at the time of the increase but no more than a maximum of 1.50% of the income base (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit" for more information). If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.


For contracts issued prior to May 1, 2005, for which the GMIB II or the GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two versions of the GWB under this contract (only one of which is available in your state): GWB I and Enhanced GWB. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.



The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death or, under the Enhanced GWB, cancellation), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.



If you elect an Optional Reset on the 5th contract anniversary under the GWB I rider or on the 3rd contract anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.



If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero.


GUARANTEED MINIMUM ACCUMULATION BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.75% of the Guaranteed Accumulation Amount (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2. The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                    Withdrawal
              Number of Complete Years from        Charge (% of
              Receipt of Purchase Payment        Purchase Payment)
              -----------------------------      -----------------
                         0                               7
                         1                               6
                         2                               6
                         3                               5
                        4 and thereafter                 0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB or GWB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


The Nursing Home or Hospital Confinement rider and/or Terminal Illness rider may not be available in your state. (Check with your registered representative regarding availability.) For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

..   fixed annuity payments, or

..   variable annuity payments, or

..   a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT


At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). We offer three different versions of the Guaranteed Minimum Income Benefit (GMIB I, GMIB II and GMIB Plus), a maximum of two of which are offered in any particular state. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus. All three versions of the GMIB are described below; however, GMIB I is only offered in states where GMIB II has not yet been approved. Please check with your registered representative regarding which versions are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time.



It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you elect the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.


(See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

  (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
      (1) or (2) as defined below:

      (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

      (2)If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1)Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5

(2)Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

..   the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

..   the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase -- Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

a) The 30th day following the contract anniversary on or following your 85th birthday;

b) The date you make a complete withdrawal of your account value;

c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

DESCRIPTION OF GMIB PLUS


The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (4) the termination provisions are expanded; and
(5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.


GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a)is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b)the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus for this feature.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.


OPTIONAL RESET. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period. You may elect to reset the Annual Increase Amount only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. If you purchased your contract on or after February 27, 2006, you may elect an Optional Reset at any contract anniversary provided the above requirements are met. If you purchased your contract before February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.



We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30-day period prior to the applicable contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.


The Optional Reset will:

(1)reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2)reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3)reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1)the MetLife Defensive Strategy Portfolio,

(2)the MetLife Moderate Strategy Portfolio,

(3)the MetLife Balanced Strategy Portfolio, or

(4)the MetLife Growth Strategy Portfolio

You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

..   a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.

DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation.
   After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

  (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
      (1) or (2) as defined below:

      (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

      (2)If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c)An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:



(1)Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5



(2)Joint and last survivor annuity with 10 years of annuity payments guaranteed.


Upon the exercise of the GMIB I, your annuity payments will be the greater of:

..   The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

..   The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")



TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

..   The date you elect to receive annuity payments either under the GMIB I rider or the contract;

..   The 30th day following the contract anniversary immediately after your 85th birthday;

..   The date you make a complete withdrawal of your account value;

..   Death of the owner or death of the annuitant if a non-natural person owns the contract; or

..   A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.

MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS


The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status -- Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your tax adviser prior to electing a GMIB rider.



In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA or Non-Qualified Contract (see "Federal Income Tax Status") when the owner died in or after the year in which he or she attained age 70 1/2.


6.  ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

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

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..   less any applicable withdrawal charge;

..   less any premium or other tax;

..   less any account fee; and


..   less any applicable pro rata GMIB, GWB or GMAB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

How to withdraw all or part of your account value:

..   You must submit a request to our Annuity Service Center. (See "Other
    Information -- Requests and Elections.")

..   You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")

..   You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

..   We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS



We may be required to suspend or postpone payments for withdrawals or transfers for any period when:



..   the New York Stock Exchange is closed (other than customary weekend and holiday closings);



..   trading on the New York Stock Exchange is restricted;





..   an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

..   during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.



We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7.  LIVING BENEFITS


GUARANTEED WITHDRAWAL BENEFIT


We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are two versions of the GWB under this contract:



..   Guaranteed Withdrawal Benefit I ("GWB I")



..   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")



If you purchase the GWB, you must elect it at the time you purchase the contract, prior to age 86. ONLY ONE VERSION OF THE GWB IS OFFERED IN ANY PARTICULAR STATE. GWB I is only offered in states where Enhanced GWB has not yet been approved. Please check with your registered representative regarding which version is available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.



Each version of the GWB rider guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you.



THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) cannot be taken as a lump sum. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")





IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE BECAUSE OF WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.



IF THE GWB I RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE EQUALS ZERO.



The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if the Benefit Base is greater than the account value (prior to withdrawal charges). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.



DESCRIPTION OF GUARANTEED WITHDRAWAL BENEFIT I



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, both the Guaranteed Withdrawal Amount and the Benefit Base are equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the GWB I rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:

..   Your initial purchase payment, increased by any applicable GWB Bonus Amount
    (currently, 5% for the initial purchase payment);

..   Increased by each subsequent purchase payment, and by any applicable GWB
    Bonus Amount (currently, 5% of each subsequent purchase payment);

..   Reduced dollar for dollar by Benefits Paid, which are withdrawals
    (including any applicable withdrawal charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


..   If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract that is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals, which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB I rider.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED


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


WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the fifth contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least five years since the last Optional Reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);


..   Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and



..   Reset the GWB I rider charge equal to the then current level we charge at the time of the reset, up to the maximum charge of 0.95%.



An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB I rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB I rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first four years following receipt of the applicable purchase payment. (See "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate on the earliest business day we:



(1)process your request for a total withdrawal of your account value;



(2)process your request to apply your account value to an annuity option;



(3)determine that your account value is not sufficient to pay the charge for the GWB I rider (whatever account value is available will be applied to pay the annual GWB I rider charge);



(4)receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;



(5)process a change in owners, joint owners or annuitants (if the owner is a non-natural person); or



(6)process the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.



If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit shall be payable under the GWB I rider.



If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s)of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



In states where approved, we offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years; (3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


OPTIONAL RESET. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I rider, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.



GWB RIDER CHARGE. Unlike the GWB I rider described above, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.



(See Appendix E for examples of the GWB.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:


                                         Guaranteed
                                           Amount       Years to
                                       (% of Purchase     Rider
            Portfolio                    Payments)    Maturity Date
            ---------                  -------------- -------------
            MetLife Defensive Strategy
              Portfolio                     130%        10 years
            MetLife Moderate Strategy
              Portfolio                     120%        10 years
            MetLife Balanced Strategy
              Portfolio                     110%        10 years


For more information about the Asset Allocation Program portfolios, please see "Investment Options -- Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED


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

ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.

EXAMPLE:

  Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.

If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


EXAMPLE:

  Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000

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

  (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

  In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.





8.  PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, and GMIB, GWB, or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9.  DEATH BENEFIT


UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2)and (3)above:

..   Subsection (2)is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

..   for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)the account value; or

(2)the enhanced death benefit.

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

The enhanced death benefit is the greater of (a) or (b) below:

   (a)Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

   (b)Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

      (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

     (ii)is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

   (a)for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

   (b)for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit -- Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)is the death benefit under your contract; and

(b)is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b)is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                              Benefit Percentage
                         Issue Age          Percentage
                         ---------          ----------
                         Ages 69 or younger     40%
                         Ages 70-79             25%
                         Ages 80 and above       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.



If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).



A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non-natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status"). Upon your death, the beneficiary cannot revoke or modify your election.



10. FEDERAL INCOME TAX STATUS


The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that charges for certain benefits under a variable contract, such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the

GWB riders or GMAB rider), may be considered as deemed distributions subject to immediate taxation. We currently intend to treat these charges as an intrinsic part of the annuity contract and we do not tax report these charges as taxable income. However, it is possible that this may change in the future if we determine that such reporting is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2. The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


..   made on or after the taxpayer reaches age 59 1/2;


..   made on or after the death of an owner;

..   attributable to the taxpayer's becoming disabled;

..   made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

..   under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit -- General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum


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distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a

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


tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

..   The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

..   The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

..   The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

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A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


11. OTHER INFORMATION


METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.






We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold

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the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.




All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company ("MLIC"); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 6.5% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.



SALES BY OUR AFFILIATES. As previously noted, we and the distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of


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compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales representatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees.



Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of

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


receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2005, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..   Through your registered representative

..   By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM
    Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

..   In writing to our Annuity Service Center

..   By fax at (515) 457-4400 or

..   By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

..   change the beneficiary.

..   change the annuitant before the annuity date (subject to our underwriting and administrative rules).

..   assign the contract (subject to limitation).

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..   change the payment option.

..   exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian


   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1


1.60% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004              11.670206     12.136100    375,629.8958
   01/01/2005  to  12/31/2005              12.136100     12.931287    257,550.8176
-----------------------------------------------------------------------------------

GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004              11.495795     11.955751    177,820.3075
   01/01/2005  to  12/31/2005              11.955751     13.241624    258,292.2290
-----------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004              13.322388     13.924184    674,632.3592
   01/01/2005  to  12/31/2005              13.924184     15.654760    779,913.6862
-----------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004               6.873150      7.153997    569,830.2928
   01/01/2005  to  12/31/2005               7.153997      7.996630    390,172.4270
-----------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   11/22/2004  to  12/31/2004              13.168994     13.521569    216,833.8611
   01/01/2005  to  12/31/2005              13.521569     14.379967    227,025.2887
-----------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005              10.246869     10.622029          0.0000
-----------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004  to  12/31/2004              16.939597     17.118943    582,980.4835
   01/01/2005  to  12/31/2005              17.118943     17.099563    431,019.9121
-----------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
   11/22/2004  to  12/31/2004              46.082736     47.698291    328,790.1190
   01/01/2005  to  12/31/2005              47.698291     48.535509    317,092.3545
-----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.60% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  10.574914     11.152257     497,680.7338
   01/01/2005  to  12/31/2005                  11.152257     12.778216     393,078.1542
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   9.919188      9.915939      89,810.9084
   01/01/2005  to  04/30/2005                   9.915939      9.922437      27,580.7740
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.872430     12.816450     162,452.6748
   01/01/2005  to  12/31/2005                  12.816450     14.289435     117,737.2912
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   8.101661      8.328364   1,190,042.9860
   01/01/2005  to  12/31/2005                   8.328364      8.582943     902,272.7773
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.192257     11.180310     973,583.6416
   01/01/2005  to  12/31/2005                  11.180310     11.155964     807,879.0494
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.996120     12.050144     730,537.2305
   01/01/2005  to  12/31/2005                  12.050144     12.125947     754,483.4460
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   4.206853      4.325647     230,230.4273
   01/01/2005  to  12/31/2005                   4.325647      4.726140     178,108.8488
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   6.818458      7.091623     461,770.0175
   01/01/2005  to  12/31/2005                   7.091623      8.000247     489,375.6850
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  13.687555     14.273751     552,235.2175
   01/01/2005  to  12/31/2005                  14.273751     16.222215     538,296.4680
---------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  10.484859     11.100137     145,279.7418
   01/01/2005  to  12/31/2005                  11.100137     12.165185      93,844.4813
---------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                   9.998685     10.461847      82,549.9513
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

1.60% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.922260     10.013530      97,581.8904
------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004  to  12/31/2004                     11.573215     11.874740   1,193,178.8170
   01/01/2005  to  12/31/2005                     11.874740     12.871367   1,157,297.7390
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                     14.653425     15.065379     504,706.1415
   01/01/2005  to  12/31/2005                     15.065379     16.266263     485,542.0215
------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                     10.076840     10.444336     610,848.0166
   01/01/2005  to  12/31/2005                     10.444336     11.670509     485,982.1327
------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                     11.009926     11.328989     405,352.2510
   01/01/2005  to  12/31/2005                     11.328989     11.637556     271,933.0387
------------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                     15.474174     15.437838       2,861.8458
------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.301432     10.688161   1,155,952.0390
   01/01/2005  to  12/31/2005                     10.688161     11.610860   1,918,517.4014
------------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.101591     10.392155   2,974,335.7840
   01/01/2005  to  12/31/2005                     10.392155     10.956056   7,339,993.7543
------------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      9.941718     10.108289     202,145.7266
   01/01/2005  to  12/31/2005                     10.108289     10.393947     696,792.8515
------------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.241480     10.603065   2,157,771.3080
   01/01/2005  to  12/31/2005                     10.603065     11.387414   5,424,112.8450
------------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.011662     10.228501   1,031,983.9640
   01/01/2005  to  12/31/2005                     10.228501     10.651728   2,981,665.5207
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2

2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.561275     12.015117     73,108.5388
   01/01/2005  to  12/31/2005               12.015117     12.726042     54,225.5085
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.456957     11.907728     31,370.0740
   01/01/2005  to  12/31/2005               11.907728     13.109814     29,408.5086
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               13.198031     13.785392    107,551.7072
   01/01/2005  to  12/31/2005               13.785392     15.406303     86,238.7524
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                6.808987      7.082674    133,941.9579
   01/01/2005  to  12/31/2005                7.082674      7.869701     95,505.9231
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   11/22/2004  to  12/312004                13.046066     13.386766     35,384.6763
   01/01/2005  to  12/31/2005               13.386766     14.151717     28,226.7573
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.245695     10.611559          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               16.781401     16.948206    114,971.4284
   01/01/2005  to  12/31/2005               16.948206     16.828031     81,992.6511
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004  to  12/31/2004               45.652599     47.222817     71,324.8972
   01/01/2005  to  12/31/2005               47.222817     47.765062     64,077.4105
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.476198     11.041095     81,060.3535
   01/01/2005  to  12/31/2005               11.041095     12.575417     53,351.8014
------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.826509      9.816994     64,078.0296
   01/01/2005  to  04/30/2005                9.816994      9.804231          0.0000
------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.832339     12.764997     31,565.0512
   01/01/2005  to  12/31/2005               12.764997     14.147202     17,997.4337
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      8.026026      8.245328    217,351.0950
   01/01/2005  to  12/31/2005                      8.245328      8.446691    156,074.4244
------------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.087698     11.068762    171,205.7546
   01/01/2005  to  12/31/2005                     11.068762     10.978760    118,754.1884
------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.884042     11.929910     99,283.6491
   01/01/2005  to  12/31/2005                     11.929910     11.933334     77,461.3139
------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      4.167585      4.282527     39,694.1716
   01/01/2005  to  12/31/2005                      4.282527      4.651129     26,372.5236
------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      6.754823      7.020938     76,592.0630
   01/01/2005  to  12/31/2005                      7.020938      7.873283     67,565.1172
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     13.559870     14.131547     89,629.8076
   01/01/2005  to  12/31/2005                     14.131547     15.964866     71,366.0317
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.449400     11.055516     28,818.4921
   01/01/2005  to  12/31/2005                     11.055516     12.044039     17,565.5306
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998192     10.419817        692.9001
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.803573      9.854474     47,629.7585
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004  to  12/31/2004                     11.465194     11.756369    186,488.7410
   01/01/2005  to  12/31/2005                     11.756369     12.667083    145,251.1574
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                     14.516630     14.915178     73,451.5810
   01/01/2005  to  12/31/2005                     14.915178     16.008064     60,351.3600
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                9.982774     10.340216     106,217.6620
   01/01/2005  to  12/31/2005               10.340216     11.485287      75,623.7424
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004               10.907156     11.216052      39,193.2251
   01/01/2005  to  12/31/2005               11.216052     11.452829      39,175.2801
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.528669     14.437002           0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.298220     10.677989     155,892.6343
   01/01/2005  to  12/31/2005               10.677989     11.530646     300,066.3359
------------------------------------------------------------------------------------
METLIFE BALANCE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.098439     10.382260     735,259.9208
   01/01/2005  to  12/31/2005               10.382260     10.880346   1,274,871.8928
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.938614     10.098659      38,552.2936
   01/01/2005  to  12/31/2005               10.098659     10.322104      49,536.5123
------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.238287     10.592973     455,800.3961
   01/01/2005  to  12/31/2005               10.592973     11.308736   1,160,486.5045
------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.008537     10.218758   1,048,355.7400
   01/01/2005  to  12/31/2005               10.218758     10.578112   1,421,861.3912
------------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: AIM Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.


LAZARD MID-CAP PORTFOLIO (formerly, Met/AIM Mid Cap Core Equity Portfolio)



SUBADVISER: Lazard Asset Management LLC (formerly, AIM Capital Management, Inc.)



INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO



SUBADVISER: Loomis, Sayles & Company, L.P.



INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and total return.


LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


MFS(R) EMERGING MARKETS EQUITY PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


RCM GLOBAL TECHNOLOGY PORTFOLIO



SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (formerly, Salomon Brothers U.S. Government Portfolio)



SUBADVISER: Western Asset Management Company (formerly, Salomon Brothers Asset Management Inc)



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
    1         12000           2000          10000        10000
    2                         2000           8095         8095
    3                         2000           6172         6172
    4          6000           3000           9230         3230         6000
    5                         3000           6309          261         6048
    6                         3000           3359            0         3359
    7                         3000            386            0          386
    8                          389              0            0            0
    9                            0              0            0            0
    10                           0              0            0            0
    11                           0              0            0            0
    12                           0              0            0            0
    13                           0              0            0            0
    14                           0              0            0            0
    15                           0              0            0            0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)/(1/12)/ - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                               ------Account Values------
     Beg of Amount Allocated    Actual     EDCA                1st Payment   2nd Payment
     Month      to EDCA      EDCA Transfer Account Value         Bucket        Bucket
     -----      -------      ------------- -------------         ------        ------
       1         24000           2000      22000                  22000
       2                         2000      20209                  20209
       3                         2000      18401                  18401
       4                         2000      16575                  16575
       5                         2000      14732                  14732
       6         12000           3000      23872                  11872         12000
       7                         3000      21801                   8985         12096
       8                         3000      18262                   6070         12192
       9                         3000      15417                   3128         12289
       10                        3000      12545                    157         12387
       11                        3000      9645                       0          9645
       12                        3000      6722                       0          6722
       13                        3000      3776                       0          3776
       14                        3000      806                        0           806
       15                         812      0                          0             0

APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1)THE 5% ANNUAL INCREASE AMOUNT

   Determining a value upon which future income payments can be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

                                  [FLOW CHART]



   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT
   AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                  [FLOW CHART]




(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments can be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

                                    [GRAPHIC]



With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

                                    [GRAPHIC]



(4)THE GUARANTEED PRINCIPAL OPTION -- GMIB PLUS



   Initial purchase payment is $100,000. Assume that no withdrawals are taken. Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



   The effect of exercising the Guaranteed Principal Option:



   1) A Guaranteed Principal Adjustment of $100,000 -$50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.



   2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.



   3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.

                                    [CHART]



   *Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5)THE OPTIONAL RESET -- GMIB PLUS


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your contract prior to February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)


   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $105,000 to $110,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you elect an Optional Reset.

   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $115,500 to $120,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $126,000 on the third anniversary ($120,000 increased by 5% per year, compounded annually). Assume your account value at the third contract anniversary is $130,000 due to good market performance, and you elect an Optional Reset.

   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $126,000 to $130,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the third contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $136,500 on the fourth anniversary ($130,000 increased by 5% per year, compounded annually). Assume your account value at the fourth contract anniversary is $120,000 due to poor market performance. You may not elect an Optional Reset at this time, because the account value is less than the 5% Annual Increase Amount.

   The 5% Annual Increase Amount increases to $165,917 on the eighth anniversary ($136,500 increased by 5% per year, compounded annually for four years). Assume your account value at the eighth contract anniversary is $180,000 due to good market performance, but you do not elect an Optional Reset.

   Because you did not elect an Optional Reset:

   (1)The 5% Annual Increase Amount remains at $165,917;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 13th contract anniversary (10 years from the date of the last reset);

   (3)The GMIB Plus rider charge remains at its current level; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



                              [FLOW CHART]

APPENDIX E
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base


   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed

Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800


F. How the Optional Reset Works If Elected on the 5th Contract Anniversary (may be elected prior to age 86) -- GWB I


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

              Annual Benefit     Cumulative       Account
                Payment         Withdrawals        Value
              --------------    -----------       -------
 1              $ 7,350.00      $  7,350.00      $105,000.00
 2                7,350.00        14,700.00       125,000.00
 3                7,350.00        22,050.00       130,000.00
 4                7,350.00        29,400.00       145,000.00
 5                7,350.00        36,750.00       185,000.00
 6               13,709.50        50,459.50       195,850.00
 7               13,709.50        64,169.00       175,000.00
 8               13,709.50        77,878.50       185,200.00
 9               13,709.50        91,588.00       189,300.00
10               13,709.50       105,297.50       205,200.00
11               17,534.16       122,831.70       250,488.00
12               17,534.16       140,365.80       260,322.00
13               17,534.16       157,900.00       245,000.00
14               17,534.16       175,434.10       285,000.00
15               17,534.16       192,968.30       315,000.00
16               27,651.12       220,619.40       395,016.00
17               27,651.12       248,270.50       410,100.00
18               27,651.12       275,921.70       425,200.00
19               27,651.12       303,572.80       420,200.00
20               27,651.12       331,223.90       452,000.00




G. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) -- ENHANCED GWB



Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


                                    [CHART]




H. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).



Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

I.  Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

                                    [CHART]

Annual
Benefit     Cummulative        Account          Benefit
Payment     Withdrawals         Value            Base
--------    ------------      ---------        ---------
$7,350         $7,350          $100,000        $105,000
 7,350         14,700            73,000          97,650
 7,350         22,050            52,750          90,300
 7,350         29,400          37,562.5          82,950
 7,350         36,750         26,171.88          75,600
 7,350         44,100         17,628.91          68,250
 7,350         51,450         11,221.68          60,900
 7,350         58,800          6,416.26          53,550
 7,350         66,150         2,812.195          46,200
 7,350         73,500          109.1461          38,850
 7,350         80,850                 0          31,500
 7,350         88,200                 0          24,150
 7,350         95,550                 0          16,800
 7,350        102,900                 0           9,450
 2,100        105,000                 0           2,100
     0                                                0

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                      METLIFE INVESTORS INSURANCE COMPANY

                         CLASS L AND CLASS L - 4 YEAR


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006.



SAI-506MOL

          TABLE OF CONTENTS                                      PAGE

          COMPANY...............................................    2

          EXPERTS...............................................    2

          CUSTODIAN.............................................    3

          DISTRIBUTION..........................................    3
             Reduction or Elimination of the Withdrawal Charge..    4

          CALCULATION OF PERFORMANCE INFORMATION................    4
             Total Return.......................................    4
             Historical Unit Values.............................    5
             Reporting Agencies.................................    5

          ANNUITY PROVISIONS....................................    5
             Variable Annuity...................................    5
             Fixed Annuity......................................    7
             Mortality and Expense Guarantee....................    7
             Legal or Regulatory Restrictions on Transactions...    7

          TAX STATUS OF THE CONTRACTS...........................    7

          CONDENSED FINANCIAL INFORMATION.......................    9
             Class L............................................    9

          FINANCIAL STATEMENTS..................................   52

COMPANY

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.



General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS


The consolidated financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.



The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information --Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                                              Aggregate Amount of
                                              Commissions Retained
                          Aggregate Amount of by Distributor After
                          Commissions Paid to Payments to Selling
              Fiscal year     Distributor            Firms
              -----------     -----------            -----
                 2003         $91,890,954              $0
                 2004         $80,238,318              $0
                 2005         $76,214,486              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $4,122,607 to $1,000. The amount of commissions paid to selected selling firms during 2005 ranged from $26,272,688 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2005 ranged from $30,302,543 to $1,000. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).



The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n /= ERV

Where:

   P = a hypothetical initial payment of $1,000
   T = average annual total return
   n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.



The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT -- The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)the net asset value per share of the portfolio at the end of the current business day; plus

   (ii)any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

   (ii)a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..   You may not make a transfer from the fixed account to the Separate Account;

..   Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

..   You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically,
Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


CLASS L


CHART 3


1.70% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     11.844254      2,107.0859
   01/01/2002  to  12/31/2002              11.844254      8.441761    200,638.6368
   01/01/2003  to  12/31/2003               8.441761     11.525222    408,734.8833
   01/01/2004  to  12/31/2004              11.525222     12.059258    363,348.1986
   01/01/2005  to  12/31/2005              12.059258     12.836608    244,928.8836
-----------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998603     11.947733     87,762.8657
   01/01/2005  to  12/31/2005              11.947733     13.219561     66,549.1801
-----------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     10.928158        508.8878
   01/01/2002  to  12/31/2002              10.928158      8.800051     95,322.4390
   01/01/2003  to  12/31/2003               8.800051     11.677183    531,728.0383
   01/01/2004  to  12/31/2004              11.677183     13.836033    398,795.7166
   01/01/2005  to  12/31/2005              13.836033     15.540154    269,137.1976
-----------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001               8.648464      7.293152      1,694.5856
   01/01/2002  to  12/31/2002               7.293152      5.174250    233,260.9841
   01/01/2003  to  12/31/2003               5.174250      6.659028    800,647.9975
   01/01/2004  to  12/31/2004               6.659028      7.099050    466,661.7485
   01/01/2005  to  12/31/2005               7.099050      7.927304    306,056.7649
-----------------------------------------------------------------------------------

1.70% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   10/09/2001  to  12/31/2001               10.000000     10.983749      1,024.6686
   01/01/2002  to  12/31/2002               10.983749      9.630429     99,657.2108
   01/01/2003  to  12/31/2003                9.630429     11.946424    417,621.5059
   01/01/2004  to  12/31/2004               11.946424     13.436009    241,009.5164
   01/01/2005  to  12/31/2005               13.436009     14.274738    171,998.6214
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246673     10.620284          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/27/2001  to  12/31/2001               14.059023     13.949937      3,638.7753
   01/01/2002  to  12/31/2002               13.949937     13.636163    278,479.3203
   01/01/2003  to  12/31/2003               13.636163     15.974861    896,264.1469
   01/01/2004  to  12/31/2004               15.974861     16.987464    513,645.7784
   01/01/2005  to  12/31/2005               16.987464     16.951318    368,658.8908
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/27/2001  to  12/31/2001               42.815885     41.307768      5,117.7809
   01/01/2002  to  12/31/2002               41.307768     33.252421    166,246.1165
   01/01/2003  to  12/31/2003               33.252421     42.739368    464,991.3319
   01/01/2004  to  12/31/2004               42.739368     47.331015    307,192.2238
   01/01/2005  to  12/31/2005               47.331015     48.113781    221,489.1227
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/27/2001  to  12/31/2001                9.519967      8.364074     16,597.2355
   01/01/2002  to  12/31/2002                8.364074      7.252608    263,740.3983
   01/01/2003  to  12/31/2003                7.252608      9.415238    484,592.6310
   01/01/2004  to  12/31/2004                9.415238     11.066632    473,347.6832
   01/01/2005  to  12/31/2005               11.066632     12.667474    330,408.4293
------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   04/27/2001  to  12/31/2001               10.064193     10.133571      9,087.7380
   01/01/2002  to  12/31/2002               10.133571     10.071962    301,046.4763
   01/01/2003  to  12/31/2003               10.071962      9.945179    351,222.8955
   01/01/2004  to  12/31/2004                9.945179      9.839786    223,470.6640
   01/01/2005  to  04/30/2005                9.839786      9.843024     13,660.7104
------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998603     12.807859    100,341.1179
   01/01/2005  to  12/31/2005               12.807859     14.265628     49,993.4346
------------------------------------------------------------------------------------

1.70% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.472551      8.449647      17,573.1823
   01/01/2002  to  12/31/2002                   8.449647      6.252226     580,689.7182
   01/01/2003  to  12/31/2003                   6.252226      7.900513   1,596,258.4350
   01/01/2004  to  12/31/2004                   7.900513      8.264379   1,189,032.8730
   01/01/2005  to  12/31/2005                   8.264379      8.508515     795,586.3199
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.415006     746,798.8565
   01/01/2004  to  12/31/2004                  10.415006     11.161632     515,248.5307
   01/01/2005  to  12/31/2005                  11.161632     11.126223     330,162.3495
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.985193     10.514782      11,306.6258
   01/01/2002  to  12/31/2002                  10.514782     11.298298     630,261.2152
   01/01/2003  to  12/31/2003                  11.298298     11.586151   1,235,549.7830
   01/01/2004  to  12/31/2004                  11.586151     11.957662     869,120.2033
   01/01/2005  to  12/31/2005                  11.957662     12.020887     702,737.0269
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.145551      8.049480      18,711.4628
   01/01/2002  to  12/31/2002                   8.049480      6.266710     178,559.9517
   01/01/2003  to  12/31/2003                   6.266710      7.660639     327,617.4833
   01/01/2004  to  11/19/2004                   7.660639      7.848858     266,549.4004
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   7.816198      6.080967       1,552.1942
   01/01/2002  to  12/31/2002                   6.080967      2.945438     109,562.8487
   01/01/2003  to  12/31/2003                   2.945438      4.562967     195,146.2027
   01/01/2004  to  12/31/2004                   4.562967      4.292400     224,900.4638
   01/01/2005  to  12/31/2005                   4.292400      4.685142     145,364.2634
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.586900      8.219849      12,893.1127
   01/01/2002  to  12/31/2002                   8.219849      4.522374     352,276.9784
   01/01/2003  to  12/31/2003                   4.522374      6.075262     980,935.1530
   01/01/2004  to  12/31/2004                   6.075262      7.037135     471,277.9189
   01/01/2005  to  12/31/2005                   7.037135      7.930868     396,325.8625
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002                  10.000000      8.215979     147,212.5266
   01/01/2003  to  12/31/2003                   8.215979     11.423529     576,603.6569
   01/01/2004  to  12/31/2004                  11.423529     14.207228     358,972.1344
   01/01/2005  to  12/31/2005                  14.207228     16.130528     235,083.7515
---------------------------------------------------------------------------------------

1.70% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998603     11.092687      86,035.0498
   01/01/2005  to  12/31/2005               11.092687     12.144908      45,346.0814
------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                9.998603     10.454832       1,567.9631
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                9.842768      9.926725     238,150.4332
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/27/2001  to  12/31/2001               10.855312     10.135898      28,056.6759
   01/01/2002  to  12/31/2002               10.135898      8.315670     587,631.1290
   01/01/2003  to  12/31/2003                8.315670     10.688383   1,292,225.2440
   01/01/2004  to  12/31/2004               10.688383     11.783568   1,138,842.3550
   01/01/2005  to  12/31/2005               11.783568     12.759819     817,704.9778
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/27/2001  to  12/31/2001               10.589457     11.923451       9,624.9371
   01/01/2002  to  12/31/2002               11.923451     10.659633     349,366.5888
   01/01/2003  to  12/31/2003               10.659633     13.868108     772,134.4652
   01/01/2004  to  12/31/2004               13.868108     14.949753     450,176.1343
   01/01/2005  to  12/31/2005               14.949753     16.125337     319,832.2007
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002               10.000000      7.612760     302,855.7201
   01/01/2003  to  12/31/2003                7.612760      9.706767     603,528.5826
   01/01/2004  to  12/31/2004                9.706767     10.395609     425,747.7938
   01/01/2005  to  12/31/2005               10.395609     11.604490     290,085.7284
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001               10.000000     10.842420       7,420.8089
   01/01/2002  to  12/31/2002               10.842420      8.259307     226,256.9600
   01/01/2003  to  12/31/2003                8.259307     10.383456     333,011.8841
   01/01/2004  to  12/31/2004               10.383456     11.257260     284,884.6377
   01/01/2005  to  12/31/2005               11.257260     11.552348     242,289.2817
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               15.312463     15.266382           0.0000
------------------------------------------------------------------------------------

1.70% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                      NUMBER OF
                                        ACCUMULATION  ACCUMULATION   ACCUMULATION
                                        UNIT VALUE AT UNIT VALUE AT     UNITS
                                        BEGINNING OF     END OF     OUTSTANDING AT
                                           PERIOD        PERIOD     END OF PERIOD
----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.300896     10.686465     303,557.5653
   01/01/2005  to  12/31/2005             10.686465     11.597451     574,680.3235
----------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.101066     10.390505   2,125,677.4780
   01/01/2005  to  12/31/2005             10.390505     10.943400   3,323,937.3703
----------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004              9.941201     10.106683     395,162.2207
   01/01/2005  to  12/31/2005             10.106683     10.381937     362,106.3032
----------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.240948     10.601382   1,425,497.1830
   01/01/2005  to  12/31/2005             10.601382     11.374262   2,006,646.0244
----------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.011141     10.226876     760,249.5836
   01/01/2005  to  12/31/2005             10.226876     10.639422     956,357.4913
----------------------------------------------------------------------------------

CLASS L


CHART 4


1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.653502     11.499598     381,795.2233
   01/01/2004  to  12/31/2004               11.499598     12.020385     597,576.0166
   01/01/2005  to  12/31/2005               12.020385     12.782480     817,804.6238
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998521     11.939720     269,252.5508
   01/01/2005  to  12/31/2005               11.939720     13.197536     349,356.2707
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.697507     11.651185     614,792.3152
   01/01/2004  to  12/31/2004               11.651185     13.791399     844,731.6342
   01/01/2005  to  12/31/2005               13.791399     15.474588     837,023.8301
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                5.459552      6.638491     936,260.0392
   01/01/2004  to  12/31/2004                6.638491      7.070062   2,084,113.6850
   01/01/2005  to  12/31/2005                7.070062      7.887068   1,702,529.6789
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003                9.668482     11.919827     422,071.7829
   01/01/2004  to  12/31/2004               11.919827     13.392661     368,115.1203
   01/01/2005  to  12/31/2005               13.392661     14.214507     308,960.7342
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246477     10.618538      28,040.4414
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003               14.573624     15.925780   1,026,911.4563
   01/01/2004  to  12/31/2004               15.925780     16.918301   1,025,538.3330
   01/01/2005  to  12/31/2005               16.918301     16.865474   1,019,329.1949
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003               34.264456     42.608637     694,811.9466
   01/01/2004  to  12/31/2004               42.608637     47.138957     782,579.5836
   01/01/2005  to  12/31/2005               47.138957     47.870784     706,835.4937
------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   7.272616      9.386204     329,880.9111
   01/01/2004  to  12/31/2004                   9.386204     11.021453     907,434.3050
   01/01/2005  to  12/31/2005                  11.021453     12.607434   1,182,055.3583
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.011685      9.914562     253,610.2645
   01/01/2004  to  12/31/2004                   9.914562      9.799660     229,972.3926
   01/01/2005  to  04/30/2005                   9.799660      9.799690       2,245.9017
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998521     12.799274     214,119.3092
   01/01/2005  to  12/31/2005                  12.799274     14.241861     441,658.2120
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.490541      7.876171   1,617,537.5980
   01/01/2004  to  12/31/2004                   7.876171      8.230659   2,057,514.8250
   01/01/2005  to  12/31/2005                   8.230659      8.465353   1,702,010.0549
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.408048     905,824.8266
   01/01/2004  to  12/31/2004                  10.408048     11.142998   1,303,099.0940
   01/01/2005  to  12/31/2005                  11.142998     11.096573   1,077,939.2457
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.515455     11.550473   1,496,751.5824
   01/01/2004  to  12/31/2004                  11.550473     11.908891   2,143,706.6570
   01/01/2005  to  12/31/2005                  11.908891     11.959923   1,998,118.3819
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.371611      7.637036     224,000.1853
   01/01/2004  to  11/19/2004                   7.637036      7.817754     212,619.4835
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.277419      4.548861     164,020.3205
   01/01/2004  to  12/31/2004                   4.548861      4.274839     426,221.9721
   01/01/2005  to  12/31/2005                   4.274839      4.661325     372,468.2153
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.718127      6.056532   1,269,649.0726
   01/01/2004  to  12/31/2004                   6.056532      7.008410   1,223,969.1320
   01/01/2005  to  12/31/2005                   7.008410      7.890626   1,286,289.4990
---------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.437663     11.404493     722,639.6064
   01/01/2004  to  12/31/2004               11.404493     14.169346     832,311.1906
   01/01/2005  to  12/31/2005               14.169346     16.071495     750,702.2762
------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998521     11.085242     190,130.9966
   01/01/2005  to  12/31/2005               11.085242     12.124664     136,071.5114
------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                9.998521     10.447819      73,067.2632
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                9.799354      9.876390     447,409.0187
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                8.484340     10.655482   1,474,369.6395
   01/01/2004  to  12/31/2004               10.655482     11.735525   2,258,518.5490
   01/01/2005  to  12/31/2005               11.735525     12.695134   2,126,938.6942
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003               10.847497     13.825385     790,096.7979
   01/01/2004  to  12/31/2004               13.825385     14.888758     751,116.7984
   01/01/2005  to  12/31/2005               14.888758     16.043544     672,683.9022
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.036977      9.690594     693,976.7877
   01/01/2004  to  12/31/2004                9.690594     10.367887   1,013,673.3400
   01/01/2005  to  12/31/2005               10.367887     11.562016     829,752.7829
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.574110     10.360344     175,602.3744
   01/01/2004  to  12/31/2004               10.360344     11.220948     238,445.5579
   01/01/2005  to  12/31/2005               11.220948     11.505159     288,646.7270
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               15.152382     15.096769           0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.300361     10.684769     770,710.4046
   01/01/2005  to  12/31/2005               10.684769     11.584057   1,453,588.0931
------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                     NUMBER OF
                                       ACCUMULATION  ACCUMULATION   ACCUMULATION
                                       UNIT VALUE AT UNIT VALUE AT     UNITS
                                       BEGINNING OF     END OF     OUTSTANDING AT
                                          PERIOD        PERIOD     END OF PERIOD
----------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.100540     10.388855    4,952,534.8100
   01/01/2005  to  12/31/2005            10.388855     10.930758   10,550,036.2918
----------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             9.940683     10.105078       98,200.4986
   01/01/2005  to  12/31/2005            10.105078     10.369941      410,833.9250
----------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.240415     10.599700    4,070,272.4060
   01/01/2005  to  12/31/2005            10.599700     11.361125    8,659,604.2002
----------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.010620     10.225252    1,018,815.0550
   01/01/2005  to  12/31/2005            10.225252     10.627130    2,765,842.5590
----------------------------------------------------------------------------------

CLASS L


CHART 5


1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.646739     11.486783    209,435.4879
   01/01/2004  to  12/31/2004               11.486783     12.000973    165,274.7164
   01/01/2005  to  12/31/2005               12.000973     12.755483    108,774.4250
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998479     11.935719     48,791.6765
   01/01/2005  to  12/31/2005               11.935719     13.186545     51,120.5123
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.690730     11.638223    304,181.5684
   01/01/2004  to  12/31/2004               11.638223     13.769159    230,863.0520
   01/01/2005  to  12/31/2005               13.769159     15.441940    158,355.4956
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                5.456276      6.632300    467,763.6376
   01/01/2004  to  12/31/2004                6.632300      7.059930    296,726.6949
   01/01/2005  to  12/31/2005                7.059930      7.871843    162,040.2696
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003                9.660946     11.906570    223,876.1487
   01/01/2004  to  12/31/2004               11.906570     13.371066    104,753.1368
   01/01/2005  to  12/31/2005               13.371066     14.184521     78,015.2519
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246380     10.617665          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003               14.564768     15.910789    445,540.6105
   01/01/2004  to  12/31/2004               15.910789     16.893911    245,537.7569
   01/01/2005  to  12/31/2005               16.893911     16.832770    166,981.9351
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003               34.243110     42.567883    242,255.9736
   01/01/2004  to  12/31/2004               42.567883     47.070287    143,844.3722
   01/01/2005  to  12/31/2005               47.070287     47.777236     94,583.9784
------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   7.268254      9.377452    246,723.7472
   01/01/2004  to  12/31/2004                   9.377452     11.005663    231,891.2239
   01/01/2005  to  12/31/2005                  11.005663     12.578868    149,421.7636
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.005664      9.905288    213,430.3093
   01/01/2004  to  12/31/2004                   9.905288      9.785589    117,982.8461
   01/01/2005  to  04/30/2005                   9.785589      9.784024          0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998479     12.794986     45,010.2252
   01/01/2005  to  12/31/2005                  12.794986     14.230000     30,250.8305
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.486639      7.868815    814,274.9180
   01/01/2004  to  12/31/2004                   7.868815      8.218854    507,432.8159
   01/01/2005  to  12/31/2005                   8.218854      8.449002    373,192.9489
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.404570    440,904.7429
   01/01/2004  to  12/31/2004                  10.404570     11.133696    258,616.5552
   01/01/2005  to  12/31/2005                  11.133696     11.081785    162,046.1937
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.508560     11.539697    765,503.8113
   01/01/2004  to  12/31/2004                  11.539697     11.891821    537,346.2811
   01/01/2005  to  12/31/2005                  11.891821     11.936829    452,829.9286
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.367775      7.629894    180,865.5493
   01/01/2004  to  11/19/2004                   7.629894      7.806990    132,358.1712
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.275464      4.544634     86,030.6613
   01/01/2004  to  12/31/2004                   4.544634      4.268726    112,515.1426
   01/01/2005  to  12/31/2005                   4.268726      4.652342     73,377.0202
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.715265      6.050840    471,204.7293
   01/01/2004  to  12/31/2004                   6.050840      6.998318    192,077.1363
   01/01/2005  to  12/31/2005                   6.998318      7.875340    178,974.5052
---------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      8.433436     11.394974    355,234.1295
   01/01/2004  to  12/31/2004                     11.394974     14.150432    216,689.5114
   01/01/2005  to  12/31/2005                     14.150432     16.042051    136,348.5913
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998479     11.081524     46,150.8224
   01/01/2005  to  12/31/2005                     11.081524     12.114562     20,890.7638
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998479     10.444315      2,333.5840
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.783649      9.857293    158,562.9097
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                      8.479227     10.645503    622,433.1875
   01/01/2004  to  12/31/2004                     10.645503     11.718663    523,987.2435
   01/01/2005  to  12/31/2005                     11.718663     12.670581    346,375.7520
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                     10.840979     13.812463    414,471.7987
   01/01/2004  to  12/31/2004                     13.812463     14.867391    223,812.3240
   01/01/2005  to  12/31/2005                     14.867391     16.012543    153,793.3601
------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.032961      9.682520    379,418.7099
   01/01/2004  to  12/31/2004                      9.682520     10.354060    235,347.4933
   01/01/2005  to  12/31/2005                     10.354060     11.540848    146,853.3755
------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.567426     10.348811    177,746.8588
   01/01/2004  to  12/31/2004                     10.348811     11.202844    248,811.6175
   01/01/2005  to  12/31/2005                     11.202844     11.479328    168,158.7522
------------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                     15.072970     15.012670          0.0000
------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.300094     10.683922    313,506.4839
   01/01/2005  to  12/31/2005                     10.683922     11.577371    430,425.4406
------------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                     NUMBER OF
                                       ACCUMULATION  ACCUMULATION   ACCUMULATION
                                       UNIT VALUE AT UNIT VALUE AT     UNITS
                                       BEGINNING OF     END OF     OUTSTANDING AT
                                          PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.100278     10.388031   1,095,460.4190
   01/01/2005  to  12/31/2005            10.388031     10.924448   1,518,509.1122
---------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             9.940425     10.104276     153,591.7352
   01/01/2005  to  12/31/2005            10.104276     10.363953     251,534.7318
---------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.240149     10.598859     942,922.3404
   01/01/2005  to  12/31/2005            10.598859     11.354567   1,421,066.3342
---------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.010360     10.224440     261,597.0194
   01/01/2005  to  12/31/2005            10.224440     10.620994     516,230.8694
---------------------------------------------------------------------------------

CLASS L


CHART 6


1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     11.837543        386.9150
   01/01/2002  to  12/31/2002              11.837543      8.415864     38,120.0873
   01/01/2003  to  12/31/2003               8.415864     11.461223    296,888.1301
   01/01/2004  to  12/31/2004              11.461223     11.962265    389,543.2718
   01/01/2005  to  12/31/2005              11.962265     12.701673    244,690.7282
-----------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998397     11.927714    142,065.1794
   01/01/2005  to  12/31/2005              11.927714     13.164574    122,093.5893
-----------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     10.921950         10.0000
   01/01/2002  to  12/31/2002              10.921950      8.773064     16,510.0192
   01/01/2003  to  12/31/2003               8.773064     11.612325    458,863.7871
   01/01/2004  to  12/31/2004              11.612325     13.724756    550,471.8629
   01/01/2005  to  12/31/2005              13.724756     15.376806    396,646.9291
-----------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001               8.648464      7.280760        720.4630
   01/01/2002  to  12/31/2002               7.280760      5.152539     51,296.8608
   01/01/2003  to  12/31/2003               5.152539      6.614545    659,409.3523
   01/01/2004  to  12/31/2004               6.614545      7.033972    629,095.3018
   01/01/2005  to  12/31/2005               7.033972      7.835087    338,041.3072
-----------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   10/09/2001  to  12/31/2001              10.000000     10.977513         10.0000
   01/01/2002  to  12/31/2002              10.977513      9.600911     17,584.5056
   01/01/2003  to  12/31/2003               9.600911     11.880101    236,782.5026
   01/01/2004  to  12/31/2004              11.880101     13.327972    181,957.0913
   01/01/2005  to  12/31/2005              13.327972     14.124717    143,287.1714
-----------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005              10.246184     10.615920          0.0000
-----------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  14.059023     13.926270       1,310.4748
   01/01/2002  to  12/31/2002                  13.926270     13.579025      69,707.2392
   01/01/2003  to  12/31/2003                  13.579025     15.868232     576,631.2348
   01/01/2004  to  12/31/2004                  15.868232     16.831840     507,597.9918
   01/01/2005  to  12/31/2005                  16.831840     16.754206     320,167.1522
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  42.815885     41.237641       3,601.6347
   01/01/2002  to  12/31/2002                  41.237641     33.112927      35,456.7258
   01/01/2003  to  12/31/2003                  33.112927     42.453930     291,365.1814
   01/01/2004  to  12/31/2004                  42.453930     46.897242     274,129.0778
   01/01/2005  to  12/31/2005                  46.897242     47.554144     197,837.6370
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.519967      8.349848       4,085.6806
   01/01/2002  to  12/31/2002                   8.349848      7.222181      55,448.5615
   01/01/2003  to  12/31/2003                   7.222181      9.352342     196,957.6079
   01/01/2004  to  12/31/2004                   9.352342     10.965198     398,085.6997
   01/01/2005  to  12/31/2005                  10.965198     12.520131     273,659.5838
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  10.064193     10.116375         261.9423
   01/01/2002  to  12/31/2002                  10.116375     10.029770      15,457.1474
   01/01/2003  to  12/31/2003                  10.029770      9.878798     163,130.1689
   01/01/2004  to  12/31/2004                   9.878798      9.749636     109,338.1582
   01/01/2005  to  04/30/2005                   9.749636      9.744900           0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998397     12.786410     114,502.2619
   01/01/2005  to  12/31/2005                  12.786410     14.206292      88,848.7729
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.472551      8.435299      13,256.7617
   01/01/2002  to  12/31/2002                   8.435299      6.225984     111,755.9801
   01/01/2003  to  12/31/2003                   6.225984      7.847734   1,081,173.7210
   01/01/2004  to  12/31/2004                   7.847734      8.188620   1,044,422.4200
   01/01/2005  to  12/31/2005                   8.188620      8.409532     701,660.1404
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.397609     539,508.6193
   01/01/2004  to  12/31/2004                  10.397609     11.115098     681,673.5676
   01/01/2005  to  12/31/2005                  11.115098     11.052243     474,048.0283
---------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/27/2001  to  12/31/2001               9.985193     10.496941     13,201.0558
   01/01/2002  to  12/31/2002              10.496941     11.250979    160,289.2926
   01/01/2003  to  12/31/2003              11.250979     11.508812    668,488.1415
   01/01/2004  to  12/31/2004              11.508812     11.848106    601,369.3975
   01/01/2005  to  12/31/2005              11.848106     11.881093    473,717.8830
-----------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/27/2001  to  12/31/2001               9.145551      8.035812     10,046.0296
   01/01/2002  to  12/31/2002               8.035812      6.240417     45,245.3318
   01/01/2003  to  12/31/2003               6.240417      7.609468    141,144.6679
   01/01/2004  to  11/19/2004               7.609468      7.779203    199,335.3635
-----------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   04/27/2001  to  12/31/2001               7.816198      6.070623      3,931.1453
   01/01/2002  to  12/31/2002               6.070623      2.933046     11,910.2285
   01/01/2003  to  12/31/2003               2.933046      4.532449    130,319.9198
   01/01/2004  to  12/31/2004               4.532449      4.253011    254,330.4214
   01/01/2005  to  12/31/2005               4.253011      4.630596    169,396.8606
-----------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001               9.586900      8.205862      9,209.5225
   01/01/2002  to  12/31/2002               8.205862      4.503363     92,774.9752
   01/01/2003  to  12/31/2003               4.503363      6.034637    642,188.4717
   01/01/2004  to  12/31/2004               6.034637      6.972583    502,913.3232
   01/01/2005  to  12/31/2005               6.972583      7.838563    437,854.0038
-----------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002              10.000000      8.202238     22,404.2448
   01/01/2003  to  12/31/2003               8.202238     11.375998    439,795.7450
   01/01/2004  to  12/31/2004              11.375998     14.112717    495,535.8478
   01/01/2005  to  12/31/2005              14.112717     15.983358    360,659.7052
-----------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998397     11.074086    118,629.4368
   01/01/2005  to  12/31/2005              11.074086     12.094369     66,687.1437
-----------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005               9.998397     10.437309     22,937.3191
-----------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               9.744446      9.811288    241,354.8437
-----------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/27/2001  to  12/31/2001               10.855312     10.118686      11,989.7427
   01/01/2002  to  12/31/2002               10.118686      8.280794     118,526.9141
   01/01/2003  to  12/31/2003                8.280794     10.617019     716,842.8785
   01/01/2004  to  12/31/2004               10.617019     11.675597   1,053,601.8890
   01/01/2005  to  12/31/2005               11.675597     12.611440     802,856.7278
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/27/2001  to  12/31/2001               10.589457     11.903225       4,541.8188
   01/01/2002  to  12/31/2002               11.903225     10.614947      62,635.2993
   01/01/2003  to  12/31/2003               10.614947     13.775530     517,942.4855
   01/01/2004  to  12/31/2004               13.775530     14.812774     500,096.7418
   01/01/2005  to  12/31/2005               14.812774     15.937823     389,606.5195
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002               10.000000      7.600018      37,874.1916
   01/01/2003  to  12/31/2003                7.600018      9.666362     454,042.0306
   01/01/2004  to  12/31/2004                9.666362     10.326422     507,473.3565
   01/01/2005  to  12/31/2005               10.326422     11.498576     346,313.9722
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001               10.000000     10.836267          10.0000
   01/01/2002  to  12/31/2002               10.836267      8.233967       7,723.2810
   01/01/2003  to  12/31/2003                8.233967     10.325768      51,831.4584
   01/01/2004  to  12/31/2004               10.325768     11.166699      90,897.0379
   01/01/2005  to  12/31/2005               11.166699     11.430888      81,239.2777
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.915392     14.845874           0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.299558     10.682226     720,542.9887
   01/01/2005  to  12/31/2005               10.682226     11.564000   1,422,692.4881
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.099752     10.386382   3,243,153.4270
   01/01/2005  to  12/31/2005               10.386382     10.911828   5,730,298.7006
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.939907     10.102671     234,166.1241
   01/01/2005  to  12/31/2005               10.102671     10.351978     756,252.6071
------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                    NUMBER OF
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION
                                      UNIT VALUE AT UNIT VALUE AT     UNITS
                                      BEGINNING OF     END OF     OUTSTANDING AT
                                         PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.239617     10.597177   2,940,895.9310
   01/01/2005  to  12/31/2005           10.597177     11.341452   5,946,430.6290
--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.009839     10.222816     890,632.4624
   01/01/2005  to  12/31/2005           10.222816     10.608723   2,313,944.8267
--------------------------------------------------------------------------------

CLASS L


CHART 7


1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.633255     11.461223    296,888.1301
   01/01/2004  to  12/31/2004               11.461223     11.962265    389,543.2718
   01/01/2005  to  12/31/2005               11.962265     12.701673    244,690.7282
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998397     11.927714    142,065.1794
   01/01/2005  to  12/31/2005               11.927714     13.164574    122,093.5893
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.677177     11.612325    458,863.7871
   01/01/2004  to  12/31/2004               11.612325     13.724756    550,471.8629
   01/01/2005  to  12/31/2005               13.724756     15.376806    396,646.9291
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                5.445302      6.614545    659,409.3523
   01/01/2004  to  12/31/2004                6.614545      7.033972    629,095.3018
   01/01/2005  to  12/31/2005                7.033972      7.835087    338,041.3072
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003                9.645900     11.880101    236,782.5026
   01/01/2004  to  12/31/2004               11.880101     13.327972    181,957.0913
   01/01/2005  to  12/31/2005               13.327972     14.124717    143,287.1714
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246184     10.615920          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003               14.535517     15.868232    576,631.2348
   01/01/2004  to  12/31/2004               15.868232     16.831840    507,597.9918
   01/01/2005  to  12/31/2005               16.831840     16.754206    320,167.1522
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003               34.174237     42.453930    291,365.1814
   01/01/2004  to  12/31/2004               42.453930     46.897242    274,129.0778
   01/01/2005  to  12/31/2005               46.897242     47.554144    197,837.6370
------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   7.253635      9.352342     196,957.6079
   01/01/2004  to  12/31/2004                   9.352342     10.965198     398,085.6997
   01/01/2005  to  12/31/2005                  10.965198     12.520131     273,659.5838
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   9.985579      9.878798     163,130.1689
   01/01/2004  to  12/31/2004                   9.878798      9.749636     109,338.1582
   01/01/2005  to  04/30/2005                   9.749636      9.744900           0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998397     12.786410     114,502.2619
   01/01/2005  to  12/31/2005                  12.786410     14.206292      88,848.7729
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.473585      7.847734   1,081,173.7210
   01/01/2004  to  12/31/2004                   7.847734      8.188620   1,044,422.4200
   01/01/2005  to  12/31/2005                   8.188620      8.409532     701,660.1404
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.397609     539,508.6193
   01/01/2004  to  12/31/2004                  10.397609     11.115098     681,673.5676
   01/01/2005  to  12/31/2005                  11.115098     11.052243     474,048.0283
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.485434     11.508812     668,488.1415
   01/01/2004  to  12/31/2004                  11.508812     11.848106     601,369.3975
   01/01/2005  to  12/31/2005                  11.848106     11.881093     473,717.8830
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.354971      7.609468     141,144.6679
   01/01/2004  to  11/19/2004                   7.609468      7.779203     199,335.3635
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.268861      4.532449     130,319.9198
   01/01/2004  to  12/31/2004                   4.532449      4.253011     254,330.4214
   01/01/2005  to  12/31/2005                   4.253011      4.630596     169,396.8606
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.705778      6.034637     642,188.4717
   01/01/2004  to  12/31/2004                   6.034637      6.972583     502,913.3232
   01/01/2005  to  12/31/2005                   6.972583      7.838563     437,854.0038
---------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      8.425003     11.375998     439,795.7450
   01/01/2004  to  12/31/2004                     11.375998     14.112717     495,535.8478
   01/01/2005  to  12/31/2005                     14.112717     15.983358     360,659.7052
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998397     11.074086     118,629.4368
   01/01/2005  to  12/31/2005                     11.074086     12.094369      66,687.1437
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998397     10.437309      22,937.3191
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.744446      9.811288     241,354.8437
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                      8.462180     10.617019     716,842.8785
   01/01/2004  to  12/31/2004                     10.617019     11.675597   1,053,601.8890
   01/01/2005  to  12/31/2005                     11.675597     12.611440     802,856.7278
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                     10.819204     13.775530     517,942.4855
   01/01/2004  to  12/31/2004                     13.775530     14.812774     500,096.7418
   01/01/2005  to  12/31/2005                     14.812774     15.937823     389,606.5195
------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.024909      9.666362     454,042.0306
   01/01/2004  to  12/31/2004                      9.666362     10.326422     507,473.3565
   01/01/2005  to  12/31/2005                     10.326422     11.498576     346,313.9722
------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.554059     10.325768      51,831.4584
   01/01/2004  to  12/31/2004                     10.325768     11.166699      90,897.0379
   01/01/2005  to  12/31/2005                     11.166699     11.430888      81,239.2777
------------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                     14.915392     14.845874           0.0000
------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.299558     10.682226     720,542.9887
   01/01/2005  to  12/31/2005                     10.682226     11.564000   1,422,692.4881
------------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                     NUMBER OF
                                       ACCUMULATION  ACCUMULATION   ACCUMULATION
                                       UNIT VALUE AT UNIT VALUE AT     UNITS
                                       BEGINNING OF     END OF     OUTSTANDING AT
                                          PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.099752     10.386382   3,243,153.4270
   01/01/2005  to  12/31/2005            10.386382     10.911828   5,730,298.7006
---------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             9.939907     10.102671     234,166.1241
   01/01/2005  to  12/31/2005            10.102671     10.351978     756,252.6071
---------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.239617     10.597177   2,940,895.9310
   01/01/2005  to  12/31/2005            10.597177     11.341452   5,946,430.6290
---------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.009839     10.222816     890,632.4624
   01/01/2005  to  12/31/2005            10.222816     10.608723   2,313,944.8267
---------------------------------------------------------------------------------

CLASS L


CHART 8


2.05% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.619794     11.435723    146,506.8029
   01/01/2004  to  12/31/2004               11.435723     11.923685    124,361.7777
   01/01/2005  to  12/31/2005               11.923685     12.648094    117,834.8457
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998315     11.919714     29,794.7616
   01/01/2005  to  12/31/2005               11.919714     13.142639     37,366.2615
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.663648     11.586477    182,582.6893
   01/01/2004  to  12/31/2004               11.586477     13.680486    168,476.9573
   01/01/2005  to  12/31/2005               13.680486     15.311936    154,556.2620
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                5.430761      6.592476    297,313.6151
   01/01/2004  to  12/31/2004                6.592476      7.003478    283,004.8534
   01/01/2005  to  12/31/2005                7.003478      7.793346    253,898.2606
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003                9.630857     11.853651    106,352.6452
   01/01/2004  to  12/31/2004               11.853651     13.284973     52,411.1468
   01/01/2005  to  12/31/2005               13.284973     14.065118     51,357.3498
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.245988     10.614176          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003               14.496862     15.815460    229,157.2426
   01/01/2004  to  12/31/2004               15.815460     16.759052    179,476.4777
   01/01/2005  to  12/31/2005               16.759052     16.665125    178,125.3743
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003               34.083842     42.313390    147,144.4656
   01/01/2004  to  12/31/2004               42.313390     46.695155    115,863.7494
   01/01/2005  to  12/31/2005               46.695155     47.302031    107,960.4473
------------------------------------------------------------------------------------

2.05% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   7.234293      9.321176    100,770.3415
   01/01/2004  to  12/31/2004                   9.321176     10.917708    129,381.3181
   01/01/2005  to  12/31/2005                  10.917708     12.453487    119,588.1671
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   9.958944      9.845860    302,466.9561
   01/01/2004  to  12/31/2004                   9.845860      9.707388    257,879.8395
   01/01/2005  to  04/30/2005                   9.707388      9.699509          0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998315     12.777839     29,159.8348
   01/01/2005  to  12/31/2005                  12.777839     14.182623     30,872.6490
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.456318      7.821582    509,656.2995
   01/01/2004  to  12/31/2004                   7.821582      8.153153    380,063.9083
   01/01/2005  to  12/31/2005                   8.153153      8.364763    365,564.9472
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.390659    167,112.4699
   01/01/2004  to  12/31/2004                  10.390659     11.096537    173,529.3705
   01/01/2005  to  12/31/2005                  11.096537     11.022786    181,775.7139
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.454792     11.470430    426,520.8561
   01/01/2004  to  12/31/2004                  11.470430     11.796756    321,896.6936
   01/01/2005  to  12/31/2005                  11.796756     11.817806    308,656.1112
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.338018      7.584109     61,311.8186
   01/01/2004  to  11/19/2004                   7.584109      7.746419     53,311.1923
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.260120      4.517320     64,329.8616
   01/01/2004  to  12/31/2004                   4.517320      4.234564    105,189.6061
   01/01/2005  to  12/31/2005                   4.234564      4.605918     93,067.9772
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.693210      6.014504    267,329.7713
   01/01/2004  to  12/31/2004                   6.014504      6.942358    148,030.4815
   01/01/2005  to  12/31/2005                   6.942358      7.796808    144,425.5056
---------------------------------------------------------------------------------------

2.05% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                      8.416567     11.357032    193,939.0137
   01/01/2004  to  12/31/2004                     11.357032     14.075075    139,302.8073
   01/01/2005  to  12/31/2005                     14.075075     15.924850    120,847.2119
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998315     11.066653     34,713.8777
   01/01/2005  to  12/31/2005                     11.066653     12.074209     32,149.7555
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998315     10.430310      1,400.1505
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.698978      9.759037    261,542.5906
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                      8.439600     10.581621    399,222.9674
   01/01/2004  to  12/31/2004                     10.581621     11.625009    364,252.9470
   01/01/2005  to  12/31/2005                     11.625009     12.544286    354,730.8415
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                     10.790361     13.729638    276,868.3804
   01/01/2004  to  12/31/2004                     13.729638     14.748628    166,433.9639
   01/01/2005  to  12/31/2005                     14.748628     15.852993    157,126.1261
------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.016878      9.650244    199,008.3441
   01/01/2004  to  12/31/2004                      9.650244     10.298871    171,353.3633
   01/01/2005  to  12/31/2005                     10.298871     11.456474    164,152.0048
------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.540735     10.302806    119,737.2190
   01/01/2004  to  12/31/2004                     10.302806     11.130703     54,845.2262
   01/01/2005  to  12/31/2005                     11.130703     11.382685     56,658.6744
------------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                     14.759517     14.680991        333.7694
------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.299023     10.680531     54,519.7300
   01/01/2005  to  12/31/2005                     10.680531     11.550645    114,890.9979
------------------------------------------------------------------------------------------

2.05% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                     NUMBER OF
                                       ACCUMULATION  ACCUMULATION   ACCUMULATION
                                       UNIT VALUE AT UNIT VALUE AT     UNITS
                                       BEGINNING OF     END OF     OUTSTANDING AT
                                          PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.099227     10.384732     207,422.6878
   01/01/2005  to  12/31/2005            10.384732     10.899222     349,605.5454
---------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             9.939390     10.101066      23,417.1825
   01/01/2005  to  12/31/2005            10.101066     10.340016      11,321.9424
---------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.239085     10.595495   1,138,710.7510
   01/01/2005  to  12/31/2005            10.595495     11.328352   1,459,786.6930
---------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.009318     10.221193      82,997.5473
   01/01/2005  to  12/31/2005            10.221193     10.596466     192,291.6757
---------------------------------------------------------------------------------

CLASS L


CHART 9


2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     11.833517        860.3962
   01/01/2002  to  12/31/2002              11.833517      8.400363     26,650.6546
   01/01/2003  to  12/31/2003               8.400363     11.423010     63,566.6504
   01/01/2004  to  12/31/2004              11.423010     11.904457     81,790.4398
   01/01/2005  to  12/31/2005              11.904457     12.621405     64,414.3390
-----------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998274     11.915717     25,671.3247
   01/01/2005  to  12/31/2005              11.915717     13.131686     16,322.1751
-----------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     10.918227        617.4345
   01/01/2002  to  12/31/2002              10.918227      8.756916     19,257.4078
   01/01/2003  to  12/31/2003               8.756916     11.573593    109,747.8646
   01/01/2004  to  12/31/2004              11.573593     13.658428    127,103.3458
   01/01/2005  to  12/31/2005              13.658428     15.279629     97,654.6279
-----------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001               8.648464      7.273333        916.6381
   01/01/2002  to  12/31/2002               7.273333      5.139555     49,571.4742
   01/01/2003  to  12/31/2003               5.139555      6.587999    149,411.8497
   01/01/2004  to  12/31/2004               6.587999      6.995213    129,966.4412
   01/01/2005  to  12/31/2005               6.995213      7.780271     78,690.3080
-----------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   10/09/2001  to  12/31/2001              10.000000     10.973778         10.0000
   01/01/2002  to  12/31/2002              10.973778      9.583231     14,444.5680
   01/01/2003  to  12/31/2003               9.583231     11.840454     93,114.6661
   01/01/2004  to  12/31/2004              11.840454     13.263532     57,847.2871
   01/01/2005  to  12/31/2005              13.263532     14.035421     42,428.8887
-----------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005              10.245890     10.613303          0.0000
-----------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  14.059023     13.912076        232.5383
   01/01/2002  to  12/31/2002                  13.912076     13.544852     88,925.7123
   01/01/2003  to  12/31/2003                  13.544852     15.804598    247,342.2358
   01/01/2004  to  12/31/2004                  15.804598     16.739148    141,156.7642
   01/01/2005  to  12/31/2005                  16.739148     16.637034    107,695.3345
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  42.815885     41.195623        189.3865
   01/01/2002  to  12/31/2002                  41.195623     33.029514     33,921.1012
   01/01/2003  to  12/31/2003                  33.029514     42.283588     86,851.5227
   01/01/2004  to  12/31/2004                  42.283588     46.638882     60,587.8231
   01/01/2005  to  12/31/2005                  46.638882     47.221474     46,980.4616
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.519967      8.341342      1,164.3505
   01/01/2002  to  12/31/2002                   8.341342      7.203994     49,951.0295
   01/01/2003  to  12/31/2003                   7.203994      9.314826     91,596.7494
   01/01/2004  to  12/31/2004                   9.314826     10.904804     82,231.1802
   01/01/2005  to  12/31/2005                  10.904804     12.432570     49,731.1707
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  10.064193     10.106064          9.9362
   01/01/2002  to  12/31/2002                  10.106064     10.004520     80,549.9800
   01/01/2003  to  12/31/2003                  10.004520      9.839155     58,500.8813
   01/01/2004  to  12/31/2004                   9.839155      9.695915     56,789.9075
   01/01/2005  to  04/30/2005                   9.695915      9.686465          0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998274     12.773556     23,606.7833
   01/01/2005  to  12/31/2005                  12.773556     14.170803     14,471.7768
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.472551      8.426695      1,926.7612
   01/01/2002  to  12/31/2002                   8.426695      6.210289    165,563.0482
   01/01/2003  to  12/31/2003                   6.210289      7.816236    354,898.7038
   01/01/2004  to  12/31/2004                   7.816236      8.143496    268,850.7477
   01/01/2005  to  12/31/2005                   8.143496      8.350692    195,472.5738
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.387187    202,936.1077
   01/01/2004  to  12/31/2004                  10.387187     11.087270    137,354.6996
   01/01/2005  to  12/31/2005                  11.087270     11.008089     66,579.3134
---------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      9.985193     10.486253        903.0245
   01/01/2002  to  12/31/2002                     10.486253     11.222686    144,298.8834
   01/01/2003  to  12/31/2003                     11.222686     11.462669    245,347.3877
   01/01/2004  to  12/31/2004                     11.462669     11.782865    137,552.5511
   01/01/2005  to  12/31/2005                     11.782865     11.798004    108,858.2197
------------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      9.145551      8.027613      1,845.0851
   01/01/2002  to  12/31/2002                      8.027613      6.224695     43,010.0212
   01/01/2003  to  12/31/2003                      6.224695      7.578934    114,110.1185
   01/01/2004  to  11/19/2004                      7.578934      7.737709     50,821.3431
------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      7.816198      6.064428         12.7939
   01/01/2002  to  12/31/2002                      6.064428      2.925649     44,858.5172
   01/01/2003  to  12/31/2003                      2.925649      4.514266     67,665.0228
   01/01/2004  to  12/31/2004                      4.514266      4.229578     92,831.3259
   01/01/2005  to  12/31/2005                      4.229578      4.598203     66,663.1902
------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      9.586900      8.197496      1,229.1056
   01/01/2002  to  12/31/2002                      8.197496      4.492007     65,444.2870
   01/01/2003  to  12/31/2003                      4.492007      6.010409    222,615.7353
   01/01/2004  to  12/31/2004                      6.010409      6.934155    130,198.3966
   01/01/2005  to  12/31/2005                      6.934155      7.783715    115,269.9705
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002                     10.000000      8.194000     33,124.5825
   01/01/2003  to  12/31/2003                      8.194000     11.347568    138,201.1328
   01/01/2004  to  12/31/2004                     11.347568     14.056302    112,268.4431
   01/01/2005  to  12/31/2005                     14.056302     15.895686     85,093.5695
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998274     11.062939     21,049.4933
   01/01/2005  to  12/31/2005                     11.062939     12.064142     11,092.4612
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998274     10.426811      3,814.3937
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.685895      9.742643    122,300.8727
------------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/27/2001  to  12/31/2001               10.855312     10.108370      2,258.4017
   01/01/2002  to  12/31/2002               10.108370      8.259938    128,378.1291
   01/01/2003  to  12/31/2003                8.259938     10.574416    234,395.2975
   01/01/2004  to  12/31/2004               10.574416     11.611272    239,016.4107
   01/01/2005  to  12/31/2005               11.611272     12.523219    161,062.2936
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/27/2001  to  12/31/2001               10.589457     11.891112      1,123.1872
   01/01/2002  to  12/31/2002               11.891112     10.588230     56,700.0481
   01/01/2003  to  12/31/2003               10.588230     13.720284    147,229.4814
   01/01/2004  to  12/31/2004               13.720284     14.731192     94,297.2614
   01/01/2005  to  12/31/2005               14.731192     15.826360     81,222.1675
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002               10.000000      7.592378     64,509.3442
   01/01/2003  to  12/31/2003                7.592378      9.642193    133,829.6900
   01/01/2004  to  12/31/2004                9.642193     10.285121     99,361.3574
   01/01/2005  to  12/31/2005               10.285121     11.435478     71,831.3218
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001               10.000000     10.832576         10.0000
   01/01/2002  to  12/31/2002               10.832576      8.218811     25,182.7191
   01/01/2003  to  12/31/2003                8.218811     10.291333     41,229.0733
   01/01/2004  to  12/31/2004               10.291333     11.112736     51,661.4167
   01/01/2005  to  12/31/2005               11.112736     11.358647     65,034.9359
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.682163     14.599207          0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.298755     10.679684      7,365.9548
   01/01/2005  to  12/31/2005               10.679684     11.543973    106,891.2154
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.098965     10.383908    348,044.8269
   01/01/2005  to  12/31/2005               10.383908     10.892925    528,764.2470
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.939131     10.100263      8,966.3246
   01/01/2005  to  12/31/2005               10.100263     10.334041     17,178.4495
------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                    NUMBER OF
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION
                                      UNIT VALUE AT UNIT VALUE AT     UNITS
                                      BEGINNING OF     END OF     OUTSTANDING AT
                                         PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.238819     10.594654    543,643.4629
   01/01/2005  to  12/31/2005           10.594654     11.321808    884,419.6739
--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.009058     10.220381    273,801.2683
   01/01/2005  to  12/31/2005           10.220381     10.590343    410,652.0364
--------------------------------------------------------------------------------

CLASS L-4 YEAR


CHART 3


1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.561402     12.020385     597,576.0166
   01/01/2005  to  12/31/2005               12.020385     12.782480     817,804.6238
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.482833     11.939720     269,252.5508
   01/01/2005  to  12/31/2005               11.939720     13.197536     349,356.2707
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               13.198155     13.791399     844,731.6342
   01/01/2005  to  12/31/2005               13.791399     15.474588     837,023.8301
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                6.793960      7.070062   2,084,113.6850
   01/01/2005  to  12/31/2005                7.070062      7.887068   1,702,529.6789
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   11/22/2004  to  12/31/2004               13.046235     13.392661     368,115.1203
   01/01/2005  to  12/31/2005               13.392661     14.214507     308,960.7342
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246477     10.618538      28,040.4414
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               16.744634     16.918301   1,025,538.3330
   01/01/2005  to  12/31/2005               16.918301     16.865474   1,019,329.1949
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004  to  12/31/2004               45.552073     47.138957     782,579.5836
   01/01/2005  to  12/31/2005               47.138957     47.870784     706,835.4937
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.453108     11.021453     907,434.3050
   01/01/2005  to  12/31/2005               11.021453     12.607434   1,182,055.3583
------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.804967      9.799660     229,972.3926
   01/01/2005  to  04/30/2005                9.799660      9.799690       2,245.9017
------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.859050     12.799274     214,119.3092
   01/01/2005  to  12/31/2005                  12.799274     14.241861     441,658.2120
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   8.008326      8.230659   2,057,514.8250
   01/01/2005  to  12/31/2005                   8.230659      8.465353   1,702,010.0549
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.157290     11.142998   1,303,099.0940
   01/01/2005  to  12/31/2005                  11.142998     11.096573   1,077,939.2457
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.858035     11.908891   2,143,706.6570
   01/01/2005  to  12/31/2005                  11.908891     11.959923   1,998,118.3819
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   4.158328      4.274839     426,221.9721
   01/01/2005  to  12/31/2005                   4.274839      4.661325     372,468.2153
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   6.739890      7.008410   1,223,969.1320
   01/01/2005  to  12/31/2005                   7.008410      7.890626   1,286,289.4990
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  13.590338     14.169346     832,311.1906
   01/01/2005  to  12/31/2005                  14.169346     16.071495     750,702.2762
---------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  10.473024     11.085242     190,130.9966
   01/01/2005  to  12/31/2005                  11.085242     12.124664     136,071.5114
---------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                   9.998521     10.447819      73,067.2632
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                   9.799354      9.876390     447,409.0187
---------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004  to  12/31/2004                  11.439979     11.735525   2,258,518.5490
   01/01/2005  to  12/31/2005                  11.735525     12.695134   2,126,938.6942
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                  14.484727     14.888758     751,116.7984
   01/01/2005  to  12/31/2005                  14.888758     16.043544     672,683.9022
---------------------------------------------------------------------------------------

1.80% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
-------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004               10.005217     10.367887    1,013,673.3400
   01/01/2005  to  12/31/2005               10.367887     11.562016      829,752.7829
-------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004               10.907257     11.220948      238,445.5579
   01/01/2005  to  12/31/2005               11.220948     11.505159      288,646.7270
-------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               15.152382     15.096769            0.0000
-------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.300361     10.684769      770,710.4046
   01/01/2005  to  12/31/2005               10.684769     11.584057    1,453,588.0931
-------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.100540     10.388855    4,952,534.8100
   01/01/2005  to  12/31/2005               10.388855     10.930758   10,550,036.2918
-------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.940683     10.105078       98,200.4986
   01/01/2005  to  12/31/2005               10.105078     10.369941      410,833.9250
-------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.240415     10.599700    4,070,272.4060
   01/01/2005  to  12/31/2005               10.599700     11.361125    8,659,604.2002
-------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.010620     10.225252    1,018,815.0550
   01/01/2005  to  12/31/2005               10.225252     10.627130    2,765,842.5590
-------------------------------------------------------------------------------------

CLASS L-4 YEAR


CHART 4


1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.543348     12.000973    165,274.7164
   01/01/2005  to  12/31/2005               12.000973     12.755483    108,774.4250
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.479597     11.935719     48,791.6765
   01/01/2005  to  12/31/2005               11.935719     13.186545     51,120.5123
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               13.177573     13.769159    230,863.0520
   01/01/2005  to  12/31/2005               13.769159     15.441940    158,355.4956
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                6.784586      7.059930    296,726.6949
   01/01/2005  to  12/31/2005                7.059930      7.871843    162,040.2696
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   11/22/2004  to  12/31/2004               13.025894     13.371066    104,753.1368
   01/01/2005  to  12/31/2005               13.371066     14.184521     78,015.2519
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246380     10.617665          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               16.721387     16.893911    245,537.7569
   01/01/2005  to  12/31/2005               16.893911     16.832770    166,981.9351
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004  to  12/31/2004               45.488140     47.070287    143,844.3722
   01/01/2005  to  12/31/2005               47.070287     47.777236     94,583.9784
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.438688     11.005663    231,891.2239
   01/01/2005  to  12/31/2005               11.005663     12.578868    149,421.7636
------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.791411      9.785589    117,982.8461
   01/01/2005  to  04/30/2005                9.785589      9.784024          0.0000
------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.855709     12.794986     45,010.2252
   01/01/2005  to  12/31/2005                  12.794986     14.230000     30,250.8305
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   7.997267      8.218854    507,432.8159
   01/01/2005  to  12/31/2005                   8.218854      8.449002    373,192.9489
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.148571     11.133696    258,616.5552
   01/01/2005  to  12/31/2005                  11.133696     11.081785    162,046.1937
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  11.841670     11.891821    537,346.2811
   01/01/2005  to  12/31/2005                  11.891821     11.936829    452,829.9286
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   4.152603      4.268726    112,515.1426
   01/01/2005  to  12/31/2005                   4.268726      4.652342     73,377.0202
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                   6.730543      6.998318    192,077.1363
   01/01/2005  to  12/31/2005                   6.998318      7.875340    178,974.5052
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  13.572920     14.150432    216,689.5114
   01/01/2005  to  12/31/2005                  14.150432     16.042051    136,348.5913
---------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                  10.470070     11.081524     46,150.8224
   01/01/2005  to  12/31/2005                  11.081524     12.114562     20,890.7638
---------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                   9.998479     10.444315      2,333.5840
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                   9.783649      9.857293    158,562.9097
---------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004  to  12/31/2004                  11.424151     11.718663    523,987.2435
   01/01/2005  to  12/31/2005                  11.718663     12.670581    346,375.7520
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                  14.464712     14.867391    223,812.3240
   01/01/2005  to  12/31/2005                  14.867391     16.012543    153,793.3601
---------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                9.992406     10.354060     235,347.4933
   01/01/2005  to  12/31/2005               10.354060     11.540848     146,853.3755
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004               10.890240     11.202844     248,811.6175
   01/01/2005  to  12/31/2005               11.202844     11.479328     168,158.7522
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               15.072970     15.012670           0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.300094     10.683922     313,506.4839
   01/01/2005  to  12/31/2005               10.683922     11.577371     430,425.4406
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.100278     10.388031   1,095,460.4190
   01/01/2005  to  12/31/2005               10.388031     10.924448   1,518,509.1122
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.940425     10.104276     153,591.7352
   01/01/2005  to  12/31/2005               10.104276     10.363953     251,534.7318
------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.240149     10.598859     942,922.3404
   01/01/2005  to  12/31/2005               10.598859     11.354567   1,421,066.3342
------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.010360     10.224440     261,597.0194
   01/01/2005  to  12/31/2005               10.224440     10.620994     516,230.8694
------------------------------------------------------------------------------------

CLASS L-4 YEAR

CHART 5

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.507345     11.962265    389,543.2718
   01/01/2005  to  12/31/2005               11.962265     12.701673    244,690.7282
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.473123     11.927714    142,065.1794
   01/01/2005  to  12/31/2005               11.927714     13.164574    122,093.5893
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               13.136478     13.724756    550,471.8629
   01/01/2005  to  12/31/2005               13.724756     15.376806    396,646.9291
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                6.760362      7.033972    629,095.3018
   01/01/2005  to  12/31/2005                7.033972      7.835087    338,041.3072
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   11/22/2004  to  12/31/2004               12.985300     13.327972    181,957.0913
   01/01/2005  to  12/31/2005               13.327972     14.124717    143,287.1714
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246184     10.615920          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               16.661729     16.831840    507,597.9918
   01/01/2005  to  12/31/2005               16.831840     16.754206    320,167.1522
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004  to  12/31/2004               45.325751     46.897242    274,129.0778
   01/01/2005  to  12/31/2005               46.897242     47.554144    197,837.6370
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.401415     10.965198    398,085.6997
   01/01/2005  to  12/31/2005               10.965198     12.520131    273,659.5838
------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.756480      9.749636    109,338.1582
   01/01/2005  to  04/30/2005                9.749636      9.744900          0.0000
------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.849027     12.786410     114,502.2619
   01/01/2005  to  12/31/2005                     12.786410     14.206292      88,848.7729
------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      7.968699      8.188620   1,044,422.4200
   01/01/2005  to  12/31/2005                      8.188620      8.409532     701,660.1404
------------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.131138     11.115098     681,673.5676
   01/01/2005  to  12/31/2005                     11.115098     11.052243     474,048.0283
------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.799400     11.848106     601,369.3975
   01/01/2005  to  12/31/2005                     11.848106     11.881093     473,717.8830
------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      4.137757      4.253011     254,330.4214
   01/01/2005  to  12/31/2005                      4.253011      4.630596     169,396.8606
------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      6.706510      6.972583     502,913.3232
   01/01/2005  to  12/31/2005                      6.972583      7.838563     437,854.0038
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     13.538189     14.112717     495,535.8478
   01/01/2005  to  12/31/2005                     14.112717     15.983358     360,659.7052
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.464160     11.074086     118,629.4368
   01/01/2005  to  12/31/2005                     11.074086     12.094369      66,687.1437
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998397     10.437309      22,937.3191
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.744446      9.811288     241,354.8437
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004  to  12/31/2004                     11.383384     11.675597   1,053,601.8890
   01/01/2005  to  12/31/2005                     11.675597     12.611440     802,856.7278
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                     14.413114     14.812774     500,096.7418
   01/01/2005  to  12/31/2005                     14.812774     15.937823     389,606.5195
------------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                9.966797     10.326422     507,473.3565
   01/01/2005  to  12/31/2005               10.326422     11.498576     346,313.9722
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004               10.856263     11.166699      90,897.0379
   01/01/2005  to  12/31/2005               11.166699     11.430888      81,239.2777
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.915392     14.845874           0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.299558     10.682226     720,542.9887
   01/01/2005  to  12/31/2005               10.682226     11.564000   1,422,692.4881
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.099752     10.386382   3,243,153.4270
   01/01/2005  to  12/31/2005               10.386382     10.911828   5,730,298.7006
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.939907     10.102671     234,166.1241
   01/01/2005  to  12/31/2005               10.102671     10.351978     756,252.6071
------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.239617     10.597177   2,940,895.9310
   01/01/2005  to  12/31/2005               10.597177     11.341452   5,946,430.6290
------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.009839     10.222816     890,632.4624
   01/01/2005  to  12/31/2005               10.222816     10.608723   2,313,944.8267
------------------------------------------------------------------------------------

CLASS L-4 YEAR

CHART 6

2.05% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.471458     11.923685    124,361.7777
   01/01/2005  to  12/31/2005               11.923685     12.648094    117,834.8457
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               11.466653     11.919714     29,794.7616
   01/01/2005  to  12/31/2005               11.919714     13.142639     37,366.2615
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               13.095502     13.680486    168,476.9573
   01/01/2005  to  12/31/2005               13.680486     15.311936    154,556.2620
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                6.731773      7.003478    283,004.8534
   01/01/2005  to  12/31/2005                7.003478      7.793346    253,898.2606
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   11/22/2004  to  12/31/2004               12.944789     13.284973     52,411.1468
   01/01/2005  to  12/31/2005               13.284973     14.065118     51,357.3498
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.245988     10.614176          0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004  to  12/31/2004               16.591450     16.759052    179,476.4777
   01/01/2005  to  12/31/2005               16.759052     16.665125    178,125.3743
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004  to  12/31/2004               45.135255     46.695155    115,863.7494
   01/01/2005  to  12/31/2005               46.695155     47.302031    107,960.4473
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.357469     10.917708    129,381.3181
   01/01/2005  to  12/31/2005               10.917708     12.453487    119,588.1671
------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.715240      9.707388    257,879.8395
   01/01/2005  to  04/30/2005                9.707388      9.699509          0.0000
------------------------------------------------------------------------------------

2.05% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.842348     12.777839     29,159.8348
   01/01/2005  to  12/31/2005                     12.777839     14.182623     30,872.6490
------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      7.935031      8.153153    380,063.9083
   01/01/2005  to  12/31/2005                      8.153153      8.364763    365,564.9472
------------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.113738     11.096537    173,529.3705
   01/01/2005  to  12/31/2005                     11.096537     11.022786    181,775.7139
------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     11.749517     11.796756    321,896.6936
   01/01/2005  to  12/31/2005                     11.796756     11.817806    308,656.1112
------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      4.120250      4.234564    105,189.6061
   01/01/2005  to  12/31/2005                      4.234564      4.605918     93,067.9772
------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      6.678151      6.942358    148,030.4815
   01/01/2005  to  12/31/2005                      6.942358      7.796808    144,425.5056
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     13.503521     14.075075    139,302.8073
   01/01/2005  to  12/31/2005                     14.075075     15.924850    120,847.2119
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.458252     11.066653     34,713.8777
   01/01/2005  to  12/31/2005                     11.066653     12.074209     32,149.7555
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998315     10.430310      1,400.1505
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.698978      9.759037    261,542.5906
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004  to  12/31/2004                     11.335272     11.625009    364,252.9470
   01/01/2005  to  12/31/2005                     11.625009     12.544286    354,730.8415
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                     14.352231     14.748628    166,433.9639
   01/01/2005  to  12/31/2005                     14.748628     15.852993    157,126.1261
------------------------------------------------------------------------------------------

2.05% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004                9.941268     10.298871     171,353.3633
   01/01/2005  to  12/31/2005               10.298871     11.456474     164,152.0048
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004  to  12/31/2004               10.822423     11.130703      54,845.2262
   01/01/2005  to  12/31/2005               11.130703     11.382685      56,658.6744
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.759517     14.680991         333.7694
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.299023     10.680531      54,519.7300
   01/01/2005  to  12/31/2005               10.680531     11.550645     114,890.9979
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.099227     10.384732     207,422.6878
   01/01/2005  to  12/31/2005               10.384732     10.899222     349,605.5454
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.939390     10.101066      23,417.1825
   01/01/2005  to  12/31/2005               10.101066     10.340016      11,321.9424
------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.239085     10.595495   1,138,710.7510
   01/01/2005  to  12/31/2005               10.595495     11.328352   1,459,786.6930
------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.009318     10.221193      82,997.5473
   01/01/2005  to  12/31/2005               10.221193     10.596466     192,291.6757
------------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The financial statements of the Separate Account and the Company are included herein.


The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche, LLP
St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Met Investors
                                         --------------------------------------------------------------------------------------
                                         Lord Abbett     Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett     Lord Abbett
                                          Growth &        Growth &       Bond         Bond        Growth          Growth
                                           Income          Income      Debenture    Debenture   Opportunity     Opportunity
                                          Portfolio      Portfolio B   Portfolio   Portfolio B   Portfolio      Portfolio B
                                         ------------    ------------ ------------ ------------ ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth &
 Income Portfolio                        $738,014,356    $          - $          - $          - $          -    $          -
   26,749,342 shares; cost
    $595,128,618
Met Investors Lord Abbett Growth &
 Income Portfolio B                                 -     527,660,740            -            -            -               -
   19,243,645 shares; cost
    $446,050,307
Met Investors Lord Abbett Bond
 Debenture Portfolio                                -               -  105,106,028            -            -               -
   8,559,123 shares; cost $102,145,416
Met Investors Lord Abbett Bond
 Debenture
 Portfolio B                                        -               -            -  222,174,942            -               -
   18,226,000 shares; cost
    $213,943,239
Met Investors Lord Abbett Growth
 Opportunity Portfolio                              -               -            -            -   19,441,065               -
   1,907,857 shares; cost $14,691,510
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                            -               -            -            -            -      36,863,432
   3,671,657 shares; cost $30,924,230
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                    -               -            -            -            -               -
   4,441,656 shares; cost $68,056,851
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                  -               -            -            -            -               -
   9,364,928 shares; cost $166,454,359
                                         ------------    ------------ ------------ ------------ ------------    ------------
Total Investments                         738,014,356     527,660,740  105,106,028  222,174,942   19,441,065      36,863,432
Cash and Accounts Receivable                        -               -            -            -            -               -
Due from Metlife Investors Insurance
 Company                                            -               -            -            -            -               -
                                         ------------    ------------ ------------ ------------ ------------    ------------
Total Assets                              738,014,356     527,660,740  105,106,028  222,174,942   19,441,065      36,863,432
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3               1            1            -            -               -
                                         ------------    ------------ ------------ ------------ ------------    ------------
NET ASSETS                               $738,014,353    $527,660,739 $105,106,027 $222,174,942 $ 19,441,065    $ 36,863,432
                                         ============    ============ ============ ============ ============    ============
Outstanding Units                          15,240,917      10,793,356    6,067,668   12,934,722    1,907,086       3,632,929
Unit Fair Values                         $      14.23    $      47.00 $      12.90 $      12.42 $      10.19    $       9.82
                                                   to              to           to           to           to              to
                                         $      53.80    $      52.55 $      17.40 $      18.12 $      10.45    $      10.38

                                         ------------------
                                                       Lord Abbett
                                          Lord Abbett    Mid-Cap
                                         Mid-Cap Value    Value
                                           Portfolio   Portfolio B
                                         ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth &
 Income Portfolio                        $          -  $          -
   26,749,342 shares; cost
    $595,128,618
Met Investors Lord Abbett Growth &
 Income Portfolio B                                 -             -
   19,243,645 shares; cost
    $446,050,307
Met Investors Lord Abbett Bond
 Debenture Portfolio                                -             -
   8,559,123 shares; cost $102,145,416
Met Investors Lord Abbett Bond
 Debenture
 Portfolio B                                        -             -
   18,226,000 shares; cost
    $213,943,239
Met Investors Lord Abbett Growth
 Opportunity Portfolio                              -             -
   1,907,857 shares; cost $14,691,510
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                            -             -
   3,671,657 shares; cost $30,924,230
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                           99,804,002             -
   4,441,656 shares; cost $68,056,851
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                  -   208,650,589
   9,364,928 shares; cost $166,454,359
                                         ------------  ------------
Total Investments                          99,804,002   208,650,589
Cash and Accounts Receivable                        -             -
Due from Metlife Investors Insurance
 Company                                            -             -
                                         ------------  ------------
Total Assets                               99,804,002   208,650,589
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2             4
                                         ------------  ------------
NET ASSETS                               $ 99,804,000  $208,650,585
                                         ============  ============
Outstanding Units                           3,911,394     8,223,125
Unit Fair Values                         $      24.65  $      24.02
                                                   to            to
                                         $      25.56  $      26.45

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                          Met Investors
                                            -------------------------------------------------------------------------------------
                                            Lord Abbett  Met/Putnam    Met/Putnam   Oppenheimer    Oppenheimer         PIMCO
                                             America's     Capital       Capital      Capital        Capital         Inflation
                                               Value    Opportunities Opportunities Appreciation   Appreciation    Protected Bond
                                            Portfolio B   Portfolio    Portfolio B   Portfolio     Portfolio B      Portfolio B
                                            ----------- ------------- ------------- ------------   ------------    --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Lord Abbett America's Value
 Portfolio B                                $65,779,909  $         -   $        -   $         -    $          -     $         -
   4,678,514 shares; cost $60,713,227
Met Investors Met/Putnam Capital
 Opportunities Portfolio                              -   34,498,573            -             -               -               -
   2,224,279 shares; cost $27,478,263
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                            -            -    4,739,027             -               -               -
   308,530 shares; cost $3,665,849
Met Investors Oppenheimer Capital
 Appreciation Portfolio                               -            -            -    33,901,884               -               -
   3,901,252 shares; cost $31,347,058
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                             -            -            -             -     110,580,335               -
   12,828,345 shares; cost $105,589,009
Met Investors PIMCO Inflation Protected
 Bond Portfolio B                                     -            -            -             -               -      72,384,450
   6,727,179 shares; cost $71,536,477
Met Investors Janus Aggressive Growth
 Portfolio                                            -            -            -             -               -               -
   2,948,279 shares; cost $20,405,148
Met Investors Janus Aggressive Growth
 Portfolio B                                          -            -            -             -               -               -
   12,652,136 shares; cost $87,034,508
                                            -----------  -----------   ----------   -----------    ------------     -----------
Total Investments                           $65,779,909   34,498,573    4,739,027    33,901,884     110,580,335      72,384,450
Cash and Accounts Receivable                          -            -            -             -               -               -
Due from Metlife Investors Insurance
 Company                                              -            1            1             -               -               -
                                            -----------  -----------   ----------   -----------    ------------     -----------
Total Assets                                 65,779,909   34,498,574    4,739,028    33,901,884     110,580,335      72,384,450
LIABILITIES:
Due to MetLife Investors Insurance Company            2            -            -             -               -               2
                                            -----------  -----------   ----------   -----------    ------------     -----------
NET ASSETS                                  $65,779,907  $34,498,574   $4,739,028   $33,901,884    $110,580,335     $72,384,448
                                            ===========  ===========   ==========   ===========    ============     ===========
Outstanding Units                             4,568,630    1,939,146      272,999     3,198,574      12,966,915       6,511,274
Unit Fair Values                            $     14.08  $      8.42   $    15.16   $     10.60    $       8.31     $     10.93
                                                     to           to           to                            to              to
                                            $     14.52  $     17.91   $    18.17                  $       8.91     $     11.25

                                            --------------------
                                              Janus           Janus
                                            Aggressive     Aggressive
                                              Growth         Growth
                                            Portfolio      Portfolio B
                                            -----------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Lord Abbett America's Value
 Portfolio B                                $         -    $          -
   4,678,514 shares; cost $60,713,227
Met Investors Met/Putnam Capital
 Opportunities Portfolio                              -               -
   2,224,279 shares; cost $27,478,263
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                            -               -
   308,530 shares; cost $3,665,849
Met Investors Oppenheimer Capital
 Appreciation Portfolio                               -               -
   3,901,252 shares; cost $31,347,058
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                             -               -
   12,828,345 shares; cost $105,589,009
Met Investors PIMCO Inflation Protected
 Bond Portfolio B                                     -               -
   6,727,179 shares; cost $71,536,477
Met Investors Janus Aggressive Growth
 Portfolio                                   25,650,031               -
   2,948,279 shares; cost $20,405,148
Met Investors Janus Aggressive Growth
 Portfolio B                                          -     108,808,369
   12,652,136 shares; cost $87,034,508
                                            -----------    ------------
Total Investments                            25,650,031     108,808,369
Cash and Accounts Receivable                          -               -
Due from Metlife Investors Insurance
 Company                                              -               -
                                            -----------    ------------
Total Assets                                 25,650,031     108,808,369
LIABILITIES:
Due to MetLife Investors Insurance Company            2               -
                                            -----------    ------------
NET ASSETS                                  $25,650,029    $108,808,369
                                            ===========    ============
Outstanding Units                             2,310,326      13,647,899
Unit Fair Values                            $     11.10    $       7.74
                                                                     to
                                                           $       8.06

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                     --------------------------------------------------------------------------------------
                                                        PIMCO         RCM         T. Rowe Price T. Rowe Price
                                         PIMCO       Total Return   Global           Mid-Cap       Mid-Cap    MFS Research
                                      Total Return       Bond     Technology         Growth        Growth     International
                                     Bond Portfolio  Portfolio B  Portfolio B       Portfolio    Portfolio B    Portfolio
                                     --------------  ------------ ------------    ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio                       $ 56,832,620   $          - $          -    $          -  $          -  $          -
   4,899,364 shares; cost
    $55,493,765
Met Investors PIMCO Total Return
 Bond Portfolio B                                -    282,307,483            -               -             -             -
   24,548,477 shares; cost
    $280,246,182
Met Investors RCM Global Technology
 Portfolio B                                     -              -   11,888,284               -             -             -
   2,354,115 shares; cost
    $10,088,949
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                -              -            -      22,392,582             -             -
   2,637,524 shares; cost
    $17,333,679
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                              -              -            -               -    99,231,755             -
   11,841,498 shares; cost
    $75,989,882
Met Investors MFS Research
 International Portfolio                         -              -            -               -             -    71,859,300
   5,527,638 shares; cost
    $51,034,833
Met Investors MFS Research
 International Portfolio B                       -              -            -               -             -             -
   11,375,068 shares; cost
    $119,661,747
Met Investors AIM Small-Cap Growth
 Portfolio                                       -              -            -               -             -             -
   416,200 shares; cost $5,008,235
                                      ------------   ------------ ------------    ------------  ------------  ------------
Total Investments                       56,832,620    282,307,483   11,888,284      22,392,582    99,231,755    71,859,300
Cash and Accounts Receivable                     -              -            -               -             -             -
Due from Metlife Investors Insurance
 Company                                         1              1            -               -             -             -
                                      ------------   ------------ ------------    ------------  ------------  ------------
Total Assets                            56,832,621    282,307,484   11,888,284      22,392,582    99,231,755    71,859,300
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -              -            2               -             2             1
                                      ------------   ------------ ------------    ------------  ------------  ------------
NET ASSETS                            $ 56,832,621   $282,307,484 $ 11,888,282    $ 22,392,582  $ 99,231,753  $ 71,859,299
                                      ============   ============ ============    ============  ============  ============
Outstanding Units                        4,604,418     23,284,234    2,539,048       2,760,060    12,443,446     3,983,017
Unit Fair Values                      $      12.34   $      11.74 $       4.58    $       7.99  $       7.75  $      12.72
                                                to             to           to              to            to            to
                                      $      12.68   $      12.59 $       4.76    $       8.15  $       8.30  $      18.32

                                     -----------------------
                                          MFS            AIM
                                       Research       Small-Cap
                                     International     Growth
                                      Portfolio B     Portfolio
                                     -------------   ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio                      $          -    $          -
   4,899,364 shares; cost
    $55,493,765
Met Investors PIMCO Total Return
 Bond Portfolio B                               -               -
   24,548,477 shares; cost
    $280,246,182
Met Investors RCM Global Technology
 Portfolio B                                    -               -
   2,354,115 shares; cost
    $10,088,949
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                               -               -
   2,637,524 shares; cost
    $17,333,679
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                             -               -
   11,841,498 shares; cost
    $75,989,882
Met Investors MFS Research
 International Portfolio                        -               -
   5,527,638 shares; cost
    $51,034,833
Met Investors MFS Research
 International Portfolio B            147,193,385               -
   11,375,068 shares; cost
    $119,661,747
Met Investors AIM Small-Cap Growth
 Portfolio                                      -       5,685,295
   416,200 shares; cost $5,008,235
                                     ------------    ------------
Total Investments                     147,193,385       5,685,295
Cash and Accounts Receivable                    -               -
Due from Metlife Investors Insurance
 Company                                        -               -
                                     ------------    ------------
Total Assets                          147,193,385       5,685,295
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        2               -
                                     ------------    ------------
NET ASSETS                           $147,193,383    $  5,685,295
                                     ============    ============
Outstanding Units                      11,524,006         762,909
Unit Fair Values                     $      12.37    $       7.45
                                               to
                                     $      13.26

See Accompanying Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                      ---------------------------------------------------------------------------------
                                          AIM                      Harris                     Third Avenue  Neuberger
                                       Small-Cap     Lazard        Oakmark     Third Avenue    Small-Cap     Berman
                                        Growth       Mid-Cap    International    Small-Cap       Value     Real Estate
                                      Portfolio B  Portfolio B   Portfolio B  Value Portfolio Portfolio B   Portfolio
                                      ------------ ------------ ------------- --------------- ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors AIM Small-Cap Growth
 Portfolio B                          $ 87,492,565 $          - $          -   $          -   $          - $          -
   6,476,134 shares; cost
    $76,168,895
Met Investors Lazard Mid-Cap
 Portfolio B                                     -   31,807,255            -              -              -            -
   2,343,939 shares; cost
    $28,864,397
Met Investors Harris Oakmark
 International Portfolio B                       -            -   97,858,345              -              -            -
   6,074,385 shares; cost
    $78,464,960
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -            -            -      3,761,880              -            -
   226,483 shares; cost $3,140,686
Met Investors Third Avenue Small-Cap
 Value Portfolio B                               -            -            -              -     92,220,120            -
   5,572,213 shares; cost
    $68,888,893
Met Investors Neuberger Berman Real
 Estate Portfolio                                -            -            -              -              -   12,076,071
   853,433 shares; cost $10,461,077
Met Investors Neuberger Berman Real
 Estate Portfolio B                              -            -            -              -              -            -
   4,348,555 shares; cost
    $52,468,126
Met Investors Turner Mid-Cap Growth
 Portfolio B                                     -            -            -              -              -            -
   1,034,190 shares; cost
    $10,342,638
                                      ------------ ------------ ------------   ------------   ------------ ------------
Total Investments                       87,492,565   31,807,255   97,858,345      3,761,880     92,220,120   12,076,071
Cash and Accounts Receivable                     -            -            -              -              -            -
Due from Metlife Investors Insurance
 Company                                         -            -            -              1              -            -
                                      ------------ ------------ ------------   ------------   ------------ ------------
Total Assets                            87,492,565   31,807,255   97,858,345      3,761,881     92,220,120   12,076,071
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            1            3              -              1            -
                                      ------------ ------------ ------------   ------------   ------------ ------------
NET ASSETS                            $ 87,492,565 $ 31,807,254 $ 97,858,342   $  3,761,881   $ 92,220,119 $ 12,076,071
                                      ============ ============ ============   ============   ============ ============
Outstanding Units                        6,787,906    2,227,684    6,295,353        208,309      5,711,948      577,966
Unit Fair Values                      $      12.54 $      13.95 $      15.18   $      16.13   $      15.81 $      20.89
                                                to           to           to             to             to
                                      $      13.04 $      14.50 $      15.78   $      18.08   $      16.35

                                      --------------------------
                                       Neuberger     Turner
                                        Berman       Mid-Cap
                                      Real Estate    Growth
                                      Portfolio B  Portfolio B
                                      ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors AIM Small-Cap Growth
 Portfolio B                          $          - $          -
   6,476,134 shares; cost
    $76,168,895
Met Investors Lazard Mid-Cap
 Portfolio B                                     -            -
   2,343,939 shares; cost
    $28,864,397
Met Investors Harris Oakmark
 International Portfolio B                       -            -
   6,074,385 shares; cost
    $78,464,960
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -            -
   226,483 shares; cost $3,140,686
Met Investors Third Avenue Small-Cap
 Value Portfolio B                               -            -
   5,572,213 shares; cost
    $68,888,893
Met Investors Neuberger Berman Real
 Estate Portfolio                                -            -
   853,433 shares; cost $10,461,077
Met Investors Neuberger Berman Real
 Estate Portfolio B                     61,358,106            -
   4,348,555 shares; cost
    $52,468,126
Met Investors Turner Mid-Cap Growth
 Portfolio B                                     -   12,503,352
   1,034,190 shares; cost
    $10,342,638
                                      ------------ ------------
Total Investments                       61,358,106   12,503,352
Cash and Accounts Receivable                     -            -
Due from Metlife Investors Insurance
 Company                                         -            -
                                      ------------ ------------
Total Assets                            61,358,106   12,503,352
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            1
                                      ------------ ------------
NET ASSETS                            $ 61,358,106 $ 12,503,351
                                      ============ ============
Outstanding Units                        4,290,480    1,029,884
Unit Fair Values                      $      14.11 $      12.01
                                                to           to
                                      $      14.43 $      12.32

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Met Investors
                                         -----------------------------------------------------------------------------------
                                         Goldman Sachs    Defensive        Moderate     Balanced      Growth     Aggressive
                                            Mid-Cap       Strategy         Strategy     Strategy     Strategy     Strategy
                                             Value         Fund of         Fund of      Fund of      Fund of      Fund of
                                          Portfolio B      Fund B           Fund B       Fund B       Fund B       Fund B
                                         -------------   ------------    ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                       $ 28,841,121    $          -    $          - $          - $          - $          -
   2,298,097 shares; cost $26,705,423
Met Investors Defensive Strategy Fund of
 Fund B                                             -      65,586,284               -            -            -            -
   6,373,788 shares; cost $63,436,841
Met Investors Moderate Strategy Fund of
 Fund B                                             -               -     227,166,092            -            -            -
   21,491,589 shares; cost
    $217,820,576
Met Investors Balanced Strategy Fund of
 Fund B                                             -               -               -  648,361,280            -            -
   59,373,744 shares; cost
    $610,834,867
Met Investors Growth Strategy Fund of
 Fund B                                             -               -               -            -  669,542,342            -
   58,731,784 shares; cost
    $618,880,720
Met Investors Aggressive Strategy Fund
 of Fund B                                          -               -               -            -            -  140,266,321
   12,009,103 shares; cost
    $127,598,219
Met Investors VanKampen ComStock
 Portfolio B                                        -               -               -            -            -            -
   3,632,412 shares; cost $37,055,392
Met Investors Cyclical Growth ETF Class
 B                                                  -               -               -            -            -            -
   822,786 shares; cost $8,229,494
                                         ------------    ------------    ------------ ------------ ------------ ------------
Total Investments                          28,841,121      65,586,284     227,166,092  648,361,280  669,542,342  140,266,321
Cash and Accounts Receivable                        -               -               -            -            -            -
Due from Metlife Investors Insurance
 Company                                            -               -               -            2            1            1
                                         ------------    ------------    ------------ ------------ ------------ ------------
Total Assets                               28,841,121      65,586,284     227,166,092  648,361,282  669,542,343  140,266,322
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -               2               1            -            -            -
                                         ------------    ------------    ------------ ------------ ------------ ------------
NET ASSETS                               $ 28,841,121    $ 65,586,282    $227,166,091 $648,361,282 $669,542,343 $140,266,322
                                         ============    ============    ============ ============ ============ ============
Outstanding Units                           2,181,767       6,322,085      21,366,533   59,266,853   58,883,485   12,099,254
Unit Fair Values                         $      13.08    $      10.30    $      10.56 $      10.86 $      11.29 $      11.51
                                                   to              to              to           to           to           to
                                         $      13.41    $      10.43    $      10.69 $      10.99 $      11.43 $      11.65

                                         ---------------------
                                                        Cyclical
                                          VanKampen      Growth
                                          ComStock        ETF
                                         Portfolio B    Class B
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                       $          - $          -
   2,298,097 shares; cost $26,705,423
Met Investors Defensive Strategy Fund of
 Fund B                                             -            -
   6,373,788 shares; cost $63,436,841
Met Investors Moderate Strategy Fund of
 Fund B                                             -            -
   21,491,589 shares; cost
    $217,820,576
Met Investors Balanced Strategy Fund of
 Fund B                                             -            -
   59,373,744 shares; cost
    $610,834,867
Met Investors Growth Strategy Fund of
 Fund B                                             -            -
   58,731,784 shares; cost
    $618,880,720
Met Investors Aggressive Strategy Fund
 of Fund B                                          -            -
   12,009,103 shares; cost
    $127,598,219
Met Investors VanKampen ComStock
 Portfolio B                               37,740,756            -
   3,632,412 shares; cost $37,055,392
Met Investors Cyclical Growth ETF Class
 B                                                  -    8,343,251
   822,786 shares; cost $8,229,494
                                         ------------ ------------
Total Investments                          37,740,756    8,343,251
Cash and Accounts Receivable                        -            -
Due from Metlife Investors Insurance
 Company                                            -            -
                                         ------------ ------------
Total Assets                               37,740,756    8,343,251
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2            -
                                         ------------ ------------
NET ASSETS                               $ 37,740,754 $  8,343,251
                                         ============ ============
Outstanding Units                           3,599,394      820,546
Unit Fair Values                         $      10.41 $      10.16
                                                   to           to
                                         $      10.52 $      10.17

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                        Met Investors                                        Russell
                                  -------------------------    ----------------------------------------------------------
                                    Cyclical       Legg Mason
                                   Growth and        Value     Multi-Style      Aggressive
                                   Income ETF        Equity      Equity           Equity                      Core Bond
                                    Class B         Class B       Fund             Fund        Non-U.S. Fund    Fund
                                  ------------    ------------ ------------    ------------    ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
  Investors), continued:
Met Investors Cyclical Growth
  and Income ETF Class B          $  4,104,209    $          - $          -    $          -    $          -  $          -
   405,949 shares; cost
    $4,111,923
Met Investors Legg Mason Value
  Equity Class B                             -         335,617            -               -               -             -
   31,513 shares; cost $338,365
Russell Variable Insurance Funds,
  Inc. (Russell):
Russell Multi-Style Equity Fund              -               -   29,537,015               -               -             -
   2,209,201 shares; cost
    $31,661,367
Russell Aggressive Equity Fund               -               -            -       6,719,213               -             -
   466,612 shares; cost
    $5,881,375
Russell Non-U.S. Fund                        -               -            -               -      12,830,071             -
   1,011,835 shares; cost
    $11,073,836
Russell Core Bond Fund                       -               -            -               -               -    19,370,351
   1,893,485 shares; cost
    $19,427,350
Russell Real Estate Securities
  Fund                                       -               -            -               -               -             -
   186,611 shares; cost
    $2,344,039
AIM Variable Insurance Funds,
  Inc. (AIM):
AIM Capital Appreciation Fund                -               -            -               -               -             -
   988,043 shares; cost
    $29,673,264
                                  ------------    ------------ ------------    ------------    ------------  ------------
Total Investments                    4,104,209         335,617   29,537,015       6,719,213      12,830,071    19,370,351
Cash and Accounts Receivable                 -               -            -               -               -             -
Due from Metlife Investors
  Insurance Company                          -               -            -               2               2             -
                                  ------------    ------------ ------------    ------------    ------------  ------------
Total Assets                         4,104,209         335,617   29,537,015       6,719,215      12,830,073    19,370,351
LIABILITIES:
Due to MetLife Investors
  Insurance Company                          1               -            1               -               -             -
                                  ------------    ------------ ------------    ------------    ------------  ------------
NET ASSETS                        $  4,104,208    $    335,617 $ 29,537,014    $  6,719,215    $ 12,830,073  $ 19,370,351
                                  ============    ============ ============    ============    ============  ============
Outstanding Units                      405,183          31,606    2,495,854         502,797         901,452     1,392,616
Unit Fair Values                  $      10.12    $      10.61 $      11.83    $      13.36    $      14.23  $      13.91
                                            to              to
                                  $      10.13    $      10.63

                                                      AIM
                                  ----------      ------------

                                                    Capital
                                    Real Estate   Appreciation
                                  Securities Fund     Fund
                                  --------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
  Investors), continued:
Met Investors Cyclical Growth
  and Income ETF Class B           $          -   $          -
   405,949 shares; cost
    $4,111,923
Met Investors Legg Mason Value
  Equity Class B                              -              -
   31,513 shares; cost $338,365
Russell Variable Insurance Funds,
  Inc. (Russell):
Russell Multi-Style Equity Fund               -              -
   2,209,201 shares; cost
    $31,661,367
Russell Aggressive Equity Fund                -              -
   466,612 shares; cost
    $5,881,375
Russell Non-U.S. Fund                         -              -
   1,011,835 shares; cost
    $11,073,836
Russell Core Bond Fund                        -              -
   1,893,485 shares; cost
    $19,427,350
Russell Real Estate Securities
  Fund                                3,224,635              -
   186,611 shares; cost
    $2,344,039
AIM Variable Insurance Funds,
  Inc. (AIM):
AIM Capital Appreciation Fund                 -     24,384,888
   988,043 shares; cost
    $29,673,264
                                   ------------   ------------
Total Investments                     3,224,635     24,384,888
Cash and Accounts Receivable                  -              -
Due from Metlife Investors
  Insurance Company                           -              1
                                   ------------   ------------
Total Assets                          3,224,635     24,384,889
LIABILITIES:
Due to MetLife Investors
  Insurance Company                           -              -
                                   ------------   ------------
NET ASSETS                         $  3,224,635   $ 24,384,889
                                   ============   ============
Outstanding Units                       125,482      2,126,812
Unit Fair Values                   $      25.70   $       6.54
                                                            to
                                                  $      12.25

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       AIM                               Scudder II             MFS
                                     ----------------------------------------     ------------------------- ------------
                                       Capital    International   International    Small-Cap    Government   Investors
                                     Appreciation    Growth          Growth         Growth      Securities     Trust
                                        Fund B        Fund           Fund B        Portfolio    Portfolio    Series B
                                     ------------ -------------   -------------   ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 (AIM), continued:
AIM Capital Appreciation Fund B      $    937,873 $          -    $          -    $          - $          - $          -
   38,390 shares; cost $742,749
AIM International Growth Fund                   -    6,666,854               -               -            -            -
   287,737 shares; cost $4,300,132
AIM International Growth Fund B                 -            -       6,694,797               -            -            -
   291,078 shares; cost $5,924,585
Scudder Variable Series II (Scudder
 II):
Scudder II Small-Cap Growth
 Portfolio                                      -            -               -       1,605,802            -            -
   119,125 shares; cost $1,930,747
Scudder II Government Securities
 Portfolio                                      -            -               -               -    1,745,553            -
   142,378 shares; cost $1,719,579
MFS Variable Insurance Trust
 (MFS):
MFS Investors Trust Series B                    -            -               -               -            -   12,739,252
   663,848 shares; cost
    $10,812,619
Metropolitan Life Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A
 Fund                                           -            -               -               -            -            -
   159,745 shares; cost $4,352,807
MetLife Davis Venture Value E Fund              -            -               -               -            -            -
   9,837,524 shares; cost
    $245,894,445
                                     ------------ ------------    ------------    ------------ ------------ ------------
Total Investments                         937,873    6,666,854       6,694,797       1,605,802    1,745,553   12,739,252
Cash and Accounts Receivable                    -            -               -               -            -            -
Due from Metlife Investors Insurance
 Company                                        1            1               1               -            -            -
                                     ------------ ------------    ------------    ------------ ------------ ------------
Total Assets                              937,874    6,666,855       6,694,798       1,605,802    1,745,553   12,739,252
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            -               -               -            1            2
                                     ------------ ------------    ------------    ------------ ------------ ------------
NET ASSETS                           $    937,874 $  6,666,855    $  6,694,798    $  1,605,802 $  1,745,552 $ 12,739,250
                                     ============ ============    ============    ============ ============ ============
Outstanding Units                          77,227      473,274         421,253         168,675      128,534    1,147,380
Unit Fair Values                     $      11.69 $       9.19    $      13.97    $       9.35 $      13.36 $      10.96
                                               to           to              to              to           to           to
                                     $      22.78 $      14.65    $      21.15    $       9.53 $      13.61 $      11.17

                                              MetLife
                                     --------------------------
                                         Davis          Davis
                                     Venture Value     Venture
                                        Fund A       Value Fund E
                                     -------------   ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 (AIM), continued:
AIM Capital Appreciation Fund B      $          -    $          -
   38,390 shares; cost $742,749
AIM International Growth Fund                   -               -
   287,737 shares; cost $4,300,132
AIM International Growth Fund B                 -               -
   291,078 shares; cost $5,924,585
Scudder Variable Series II (Scudder
 II):
Scudder II Small-Cap Growth
 Portfolio                                      -               -
   119,125 shares; cost $1,930,747
Scudder II Government Securities
 Portfolio                                      -               -
   142,378 shares; cost $1,719,579
MFS Variable Insurance Trust
 (MFS):
MFS Investors Trust Series B                    -               -
   663,848 shares; cost
    $10,812,619
Metropolitan Life Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A
 Fund                                   4,937,716               -
   159,745 shares; cost $4,352,807
MetLife Davis Venture Value E Fund              -     302,602,236
   9,837,524 shares; cost
    $245,894,445
                                     ------------    ------------
Total Investments                       4,937,716     302,602,236
Cash and Accounts Receivable                    -               -
Due from Metlife Investors Insurance
 Company                                        -               1
                                     ------------    ------------
Total Assets                            4,937,716     302,602,237
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        3               -
                                     ------------    ------------
NET ASSETS                           $  4,937,713    $302,602,237
                                     ============    ============
Outstanding Units                         144,107      22,921,528
Unit Fair Values                     $      34.26    $      12.46
                                                               to
                                                     $      36.24

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      MetLife
                                     -----------------------------------------------------------------------------------
                                       Harris
                                       Oakmark     Jennison     Jennison             MFS           MFS          MFS
                                       Focused      Growth       Growth        Investors Trust Total Return Total Return
                                       Value B     Portfolio   Portfolio B        Series B       Series A     Series B
                                     ------------ ------------ ------------    --------------- ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $ 89,084,190 $          - $          -     $          -   $          - $          -
   342,184 shares; cost
    $71,958,824
MetLife Jennison Growth Portfolio               -      344,909            -                -              -            -
   27,860 shares; cost $285,437
MetLife Jennison Growth Portfolio B             -            -   85,951,812                -              -            -
   6,970,950 shares; cost
    $69,396,130
MetLife MFS Investors Trust Series
 B                                              -            -            -       39,251,039              -            -
   4,029,881 shares; cost
    $30,225,782
MetLife MFS Total Return Series A               -            -            -                -      5,027,489            -
   33,951 shares; cost $4,801,570
MetLife MFS Total Return Series B               -            -            -                -              -   60,193,846
   410,431 shares; cost
    $56,043,236
MetLife Capital Guardian U.S.
 Equity Series A                                -            -            -                -              -            -
   6,891,221 shares; cost
    $77,252,628
MetLife Capital Guardian U.S.
 Equity Series B                                -            -            -                -              -            -
   6,735,291 shares; cost
    $70,144,992
Total Investments                      89,084,190      344,909   85,951,812       39,251,039      5,027,489   60,193,846
                                     ------------ ------------ ------------     ------------   ------------ ------------
Cash and Accounts Receivable                    -            -            -                -              -            -
Due from Metlife Investors Insurance
 Company                                        2            1            1                -              1            -
                                     ------------ ------------ ------------     ------------   ------------ ------------
Total Assets                           89,084,192      344,910   85,951,813       39,251,039      5,027,490   60,193,846
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            -            -                -              -            3
                                     ------------ ------------ ------------     ------------   ------------ ------------
NET ASSETS                           $ 89,084,192 $    344,910 $ 85,951,813     $ 39,251,039   $  5,027,490 $ 60,193,843
                                     ============ ============ ============     ============   ============ ============
Outstanding Units                       5,521,791       68,816    7,741,343        3,433,883        117,288    3,173,444
Unit Fair Values                     $      15.75 $       5.01 $       4.90     $       8.69   $      42.86 $      11.49
                                               to                        to               to                          to
                                     $      16.40              $      13.61     $      11.71                $      45.78

                                     -----------------------
                                       Capital      Capital
                                      Guardian     Guardian
                                     U.S. Equity  U.S. Equity
                                      Series A     Series B
                                     ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $          - $          -
   342,184 shares; cost
    $71,958,824
MetLife Jennison Growth Portfolio               -            -
   27,860 shares; cost $285,437
MetLife Jennison Growth Portfolio B             -            -
   6,970,950 shares; cost
    $69,396,130
MetLife MFS Investors Trust Series
 B                                              -            -
   4,029,881 shares; cost
    $30,225,782
MetLife MFS Total Return Series A               -            -
   33,951 shares; cost $4,801,570
MetLife MFS Total Return Series B               -            -
   410,431 shares; cost
    $56,043,236
MetLife Capital Guardian U.S.
 Equity Series A                       84,968,757            -
   6,891,221 shares; cost
    $77,252,628
MetLife Capital Guardian U.S.
 Equity Series B                                -   82,642,019
   6,735,291 shares; cost
    $70,144,992
Total Investments                      84,968,757   82,642,019
                                     ------------ ------------
Cash and Accounts Receivable                    -            -
Due from Metlife Investors Insurance
 Company                                        1            -
                                     ------------ ------------
Total Assets                           84,968,758   82,642,019
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            1
                                     ------------ ------------
NET ASSETS                           $ 84,968,758 $ 82,642,018
                                     ============ ============
Outstanding Units                       7,110,112    6,924,578
Unit Fair Values                     $      11.95 $      11.63
                                               to           to
                                     $      12.19 $      12.13

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------------
                                            Putnam        Putnam
                                         International International  BlackRock    BlackRock                        Stock
                                             Stock         Stock     Money Market Money Market      Stock      Index Portfolio
                                           Portfolio    Portfolio B   Portfolio   Portfolio B  Index Portfolio        B
                                         ------------- ------------- ------------ ------------ --------------- ---------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Putnam International Stock
 Class A                                 $    405,230  $          -  $          - $          -  $          -    $          -
   30,062 shares; cost $314,031
MetLife Putnam International Stock Class
 B                                                  -    13,536,013             -            -             -               -
   1,016,217 shares; cost $9,425,155
MetLife BlackRock Money Market
 Portfolio                                          -             -    14,640,877            -             -               -
   146,409 shares; cost $14,640,877
MetLife BlackRock Money Market
 Portfolio B                                        -             -             -   43,126,766             -               -
   431,268 shares; cost $43,126,766
MetLife Stock Index Portfolio                       -             -             -            -       644,883               -
   19,424 shares; cost $591,433
MetLife Stock Index Portfolio B                     -             -             -            -             -      35,688,244
   1,101,149 shares; cost $30,837,284
MetLife BlackRock Bond Income
 Class A                                            -             -             -            -             -               -
   88,216 shares; cost $9,649,882
MetLife BlackRock Bond Income Class B               -             -             -            -             -               -
   202,813 shares; cost $22,360,349
                                         ------------  ------------  ------------ ------------  ------------    ------------
Total Investments                             405,230    13,536,013    14,640,877   43,126,766       644,883      35,688,244
Cash and Accounts Receivable                        -             -             -            -             -               -
Due from Metlife Investors Insurance
 Company                                            -             1            13           21             1               -
                                         ------------  ------------  ------------ ------------  ------------    ------------
Total Assets                                  405,230    13,536,014    14,640,890   43,126,787       644,884      35,688,244
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            1             -             -            -             -               1
                                         ------------  ------------  ------------ ------------  ------------    ------------
NET ASSETS                               $    405,229  $ 13,536,014  $ 14,640,890 $ 43,126,787  $    644,884    $ 35,688,243
                                         ============  ============  ============ ============  ============    ============
Outstanding Units                              39,486       797,911     1,455,575    4,335,281        73,926       3,085,841
Unit Fair Values                         $      10.26  $      14.55  $      10.06 $       9.70  $       8.72    $      11.29
                                                                 to            to           to                            to
                                                       $      17.28  $      10.21 $      10.39                  $      11.73

                                         --------------------------
                                          BlackRock    BlackRock
                                            Bond         Bond
                                           Income       Income
                                           Class A      Class B
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Putnam International Stock
 Class A                                 $          - $          -
   30,062 shares; cost $314,031
MetLife Putnam International Stock Class
 B                                                  -            -
   1,016,217 shares; cost $9,425,155
MetLife BlackRock Money Market
 Portfolio                                          -            -
   146,409 shares; cost $14,640,877
MetLife BlackRock Money Market
 Portfolio B                                        -            -
   431,268 shares; cost $43,126,766
MetLife Stock Index Portfolio                       -            -
   19,424 shares; cost $591,433
MetLife Stock Index Portfolio B                     -            -
   1,101,149 shares; cost $30,837,284
MetLife BlackRock Bond Income
 Class A                                    9,746,980            -
   88,216 shares; cost $9,649,882
MetLife BlackRock Bond Income Class B               -   22,147,154
   202,813 shares; cost $22,360,349
                                         ------------ ------------
Total Investments                           9,746,980   22,147,154
Cash and Accounts Receivable                        -            -
Due from Metlife Investors Insurance
 Company                                            6            -
                                         ------------ ------------
Total Assets                                9,746,986   22,147,154
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -            1
                                         ------------ ------------
NET ASSETS                               $  9,746,986 $ 22,147,153
                                         ============ ============
Outstanding Units                             204,201      496,720
Unit Fair Values                         $      47.73 $      40.41
                                                                to
                                                      $      52.26

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                              MetLife
                                           ----------------------------------------------------------------------------------
                                           BlackRock   Franklin      Salomon        Salomon         Salomon
                                           Strategic   Templeton     Brothers       Brothers       Brothers     T. Rowe Price
                                             Value     Small-Cap  Strategic Bond Strategic Bond U.S. Government   Small-Cap
                                            Class B   Portfolio B    Class A        Class B         Class B        Class A
                                           ---------- ----------- -------------- -------------- --------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic Value Class B  $4,106,360 $         -   $        -     $        -     $        -     $        -
   223,658 shares; cost $3,869,021
MetLife Franklin Templeton Small Cap
 Portfolio B                                        -  18,385,353            -              -              -              -
   1,781,526 shares; cost $17,408,449
MetLife Salomon Brothers Strategic Bond
 Class A                                            -           -    1,392,159              -              -              -
   109,446 shares; cost $1,363,291
MetLife Salomon Brothers Strategic Bond
 Class B                                            -           -            -      5,175,927              -              -
   408,841 shares; cost $5,012,209
MetLife Salomon Brothers U.S. Government
 Class B                                            -           -            -              -         68,023              -
   5,594 shares; cost $67,843
MetLife T. Rowe Price Small-Cap Class A             -           -            -              -              -      4,929,824
   325,831 shares; cost $4,194,128
MetLife T. Rowe Price Small-Cap Class B             -           -            -              -              -              -
   496,875 shares; cost $6,195,253
MetLife T. Rowe Price Large-Cap Class A             -           -            -              -              -              -
   1,109,488 shares; cost $12,930,822
                                           ---------- -----------   ----------     ----------     ----------     ----------
Total Investments                           4,106,360  18,385,353    1,392,159      5,175,927         68,023      4,929,824
Cash and Accounts Receivable                        -           -            -              -              -              -
Due from Metlife Investors Insurance
 Company                                            -           -            -              -              -              -
                                           ---------- -----------   ----------     ----------     ----------     ----------
Total Assets                                4,106,360  18,385,353    1,392,159      5,175,927         68,023      4,929,824
LIABILITIES:
Due to MetLife Investors Insurance Company          3           1            -              -              2              2
                                           ---------- -----------   ----------     ----------     ----------     ----------
NET ASSETS                                 $4,106,357 $18,385,352   $1,392,159     $5,175,927     $   68,021     $4,929,822
                                           ========== ===========   ==========     ==========     ==========     ==========
Outstanding Units                             222,081   1,835,415       67,853        261,373          4,435        336,416
Unit Fair Values                           $    18.07 $      9.81   $    20.52     $    18.92     $    14.20     $    14.64
                                                   to          to                          to             to             to
                                           $    19.25 $     10.09                  $    21.51     $    16.79     $    15.37

                                           ----------------------------

                                           T. Rowe Price T. Rowe Price
                                             Small-Cap     Large-Cap
                                              Class B       Class A
                                           ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic Value Class B   $        -    $         -
   223,658 shares; cost $3,869,021
MetLife Franklin Templeton Small Cap
 Portfolio B                                         -              -
   1,781,526 shares; cost $17,408,449
MetLife Salomon Brothers Strategic Bond
 Class A                                             -              -
   109,446 shares; cost $1,363,291
MetLife Salomon Brothers Strategic Bond
 Class B                                             -              -
   408,841 shares; cost $5,012,209
MetLife Salomon Brothers U.S. Government
 Class B                                             -              -
   5,594 shares; cost $67,843
MetLife T. Rowe Price Small-Cap Class A              -              -
   325,831 shares; cost $4,194,128
MetLife T. Rowe Price Small-Cap Class B      7,393,501              -
   496,875 shares; cost $6,195,253
MetLife T. Rowe Price Large-Cap Class A              -     15,011,358
   1,109,488 shares; cost $12,930,822
                                            ----------    -----------
Total Investments                            7,393,501     15,011,358
Cash and Accounts Receivable                         -              -
Due from Metlife Investors Insurance
 Company                                             -              8
                                            ----------    -----------
Total Assets                                 7,393,501     15,011,366
LIABILITIES:
Due to MetLife Investors Insurance Company           1              -
                                            ----------    -----------
NET ASSETS                                  $7,393,500    $15,011,366
                                            ==========    ===========
Outstanding Units                              515,246      1,166,587
Unit Fair Values                            $    13.79    $     12.86
                                                    to             to
                                            $    15.26    $     13.38

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                  MetLife                                         Putnam
                                        ---------------------------- ---------------------------------------------------
                                        T. Rowe Price  Oppenheimer     Growth &     Growth &
                                          Large-Cap       Global        Income       Income       Vista        Vista
                                           Class B    Equity Class B     Fund        Fund B       Fund         Fund B
                                        ------------- -------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Class
 B                                      $ 44,152,475   $          -  $          - $          - $          - $          -
   3,277,838 shares; cost $39,030,842
MetLife Oppenheimer Global Equity
 Class B                                           -      5,298,649             -            -            -            -
   351,836 shares; cost $5,003,203
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                        -              -    16,964,124            -            -            -
   639,914 shares; cost $16,226,043
Putnam Growth & Income Fund B                      -              -             -    5,043,632            -            -
   191,409 shares; cost $4,495,034
Putnam Vista Fund                                  -              -             -            -    5,503,016            -
   388,906 shares; cost $6,376,648
Putnam Vista Fund B                                -              -             -            -            -      662,366
   47,515 shares; cost $511,311
Putnam Equity Income Fund B                        -              -             -            -            -            -
   1,764,452 shares; cost $22,600,127
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund                   -              -             -            -            -            -
   173,058 shares; cost $2,138,255
                                        ------------   ------------  ------------ ------------ ------------ ------------
Total Investments                         44,152,475      5,298,649    16,964,124    5,043,632    5,503,016      662,366
Cash and Accounts Receivable                       -              -             -            -            -            -
Due from Metlife Investors Insurance
 Company                                           -              1             -            -            1            -
                                        ------------   ------------  ------------ ------------ ------------ ------------
Total Assets                              44,152,475      5,298,650    16,964,124    5,043,632    5,503,017      662,366
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           3              -             -            4            -            1
                                        ------------   ------------  ------------ ------------ ------------ ------------
NET ASSETS                              $ 44,152,472   $  5,298,650  $ 16,964,124 $  5,043,628 $  5,503,017 $    662,365
                                        ============   ============  ============ ============ ============ ============
Outstanding Units                          3,489,031        305,962     1,309,215      289,090      424,017       51,434
Unit Fair Values                        $      12.24   $      16.10  $      12.96 $      12.56 $      12.98 $      12.59
                                                  to             to                         to                        to
                                        $      13.29   $      17.82               $      56.51              $      15.65

                                                      Templeton
                                        -------------------------
                                           Equity       Growth
                                           Income     Securities
                                           Fund B        Fund
                                        ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Class
 B                                      $          - $          -
   3,277,838 shares; cost $39,030,842
MetLife Oppenheimer Global Equity
 Class B                                           -            -
   351,836 shares; cost $5,003,203
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                        -            -
   639,914 shares; cost $16,226,043
Putnam Growth & Income Fund B                      -            -
   191,409 shares; cost $4,495,034
Putnam Vista Fund                                  -            -
   388,906 shares; cost $6,376,648
Putnam Vista Fund B                                -            -
   47,515 shares; cost $511,311
Putnam Equity Income Fund B               24,525,877            -
   1,764,452 shares; cost $22,600,127
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund                   -    2,419,358
   173,058 shares; cost $2,138,255
                                        ------------ ------------
Total Investments                         24,525,877    2,419,358
Cash and Accounts Receivable                       -            -
Due from Metlife Investors Insurance
 Company                                           -            -
                                        ------------ ------------
Total Assets                              24,525,877    2,419,358
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            1
                                        ------------ ------------
NET ASSETS                              $ 24,525,877 $  2,419,357
                                        ============ ============
Outstanding Units                          1,760,798      144,392
Unit Fair Values                        $      13.61 $      13.54
                                                  to           to
                                        $      14.04 $      16.86

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                   Templeton                                       Fidelity
                                           --------------------------------------------------------- ----------------------
                                                                              Developing Developing
                                             Growth    Foreign     Foreign     Markets    Markets
                                           Securities Securities  Securities  Securities Securities   Growth      Growth
                                             Fund B      Fund       Fund B       Fund      Fund B    Portfolio  Portfolio B
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance
 Products Trust (Templeton), continued:
Templeton Growth Securities Fund B         $1,987,330 $         - $         - $        - $         - $        - $         -
   143,905 shares; cost $1,538,181
Templeton Foreign Securities Fund                   -  14,706,992           -          -           -          -           -
   928,472 shares; cost $11,441,270
Templeton Foreign Securities Fund B                 -           -  53,287,873          -           -          -           -
   3,411,515 shares; cost $42,829,748
Templeton Developing Markets Securities
 Fund                                               -           -           -  8,984,230           -          -           -
   817,491 shares; cost $5,196,674
Templeton Developing Markets Securities
 Fund B                                             -           -           -          -  43,208,077          -           -
   3,964,044 shares; cost $23,372,374
Variable Insurance Products Fund, Fund II,
 and Fund III (Fidelity):
Fidelity Growth Portfolio                           -           -           -          -           -  1,601,689           -
   47,528 shares; cost $2,009,514
Fidelity Growth Portfolio B                         -           -           -          -           -          -  72,323,388
   2,172,526 shares; cost $65,478,455
Fidelity Growth Opportunities Portfolio             -           -           -          -           -          -           -
   20,039 shares; cost $395,768
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
Total Investments                           1,987,330  14,706,992  53,287,873  8,984,230  43,208,077  1,601,689  72,323,388
Cash and Accounts Receivable                        -           -           -          -           -          -           -
Due from Metlife Investors Insurance
 Company                                            -           -           -          1           -          1           1
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
Total Assets                                1,987,330  14,706,992  53,287,873  8,984,231  43,208,077  1,601,690  72,323,389
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2           1           3          -           -          -           -
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
NET ASSETS                                 $1,987,328 $14,706,991 $53,287,870 $8,984,231 $43,208,077 $1,601,690 $72,323,389
                                           ========== =========== =========== ========== =========== ========== ===========
Outstanding Units                             118,958   1,226,736   3,967,219    554,323   2,933,752    132,056   4,785,690
Unit Fair Values                           $    16.34 $     11.44 $     11.63 $    16.21 $     10.15 $    12.13 $     11.76
                                                   to          to          to                     to                     to
                                           $    17.08 $     12.00 $     30.90            $     16.02            $     55.40

                                           --------------

                                              Growth
                                           Opportunities
                                             Portfolio
                                           -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance
 Products Trust (Templeton), continued:
Templeton Growth Securities Fund B          $        -
   143,905 shares; cost $1,538,181
Templeton Foreign Securities Fund                    -
   928,472 shares; cost $11,441,270
Templeton Foreign Securities Fund B                  -
   3,411,515 shares; cost $42,829,748
Templeton Developing Markets Securities
 Fund                                                -
   817,491 shares; cost $5,196,674
Templeton Developing Markets Securities
 Fund B                                              -
   3,964,044 shares; cost $23,372,374
Variable Insurance Products Fund, Fund II,
 and Fund III (Fidelity):
Fidelity Growth Portfolio                            -
   47,528 shares; cost $2,009,514
Fidelity Growth Portfolio B                          -
   2,172,526 shares; cost $65,478,455
Fidelity Growth Opportunities Portfolio        347,476
   20,039 shares; cost $395,768
                                            ----------
Total Investments                              347,476
Cash and Accounts Receivable                         -
Due from Metlife Investors Insurance
 Company                                             1
                                            ----------
Total Assets                                   347,477
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -
                                            ----------
NET ASSETS                                  $  347,477
                                            ==========
Outstanding Units                               37,228
Unit Fair Values                            $     9.33



See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                    Fidelity
                                                        ---------------------------------    -----------

                                                        Growth &       Equity      Equity
                                                         Income        Income      Income    High Yield
                                                        Portfolio     Portfolio  Portfolio B Portfolio
                                                        ----------    ---------- ----------- -----------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Growth & Income Portfolio                      $1,293,846    $        - $        -  $         -
   87,718 shares; cost $1,254,145
Fidelity Equity Income Portfolio                                 -     1,513,539          -            -
   59,378 shares; cost $1,392,370
Fidelity Equity Income Portfolio B                               -             -  7,375,835            -
   293,041 shares; cost $6,624,016
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                       -             -          -   11,879,809
   1,450,526 shares; cost $11,730,631
PIMCO Low Duration Portfolio                                     -             -          -            -
   1,030,722 shares; cost $10,562,618
PIMCO StocksPLUS Growth and Income Portfolio                     -             -          -            -
   140,244 shares; cost $1,309,268
PIMCO Total Return Portfolio                                     -             -          -            -
   2,776,712 shares; cost $28,028,693
                                                        ----------    ---------- ----------  -----------
Total Investments                                        1,293,846     1,513,539  7,375,835   11,879,809
Cash and Accounts Receivable                                     -             -          -            -
Due from Metlife Investors Insurance Company                     -             2          -           35
                                                        ----------    ---------- ----------  -----------
Total Assets                                             1,293,846     1,513,541  7,375,835   11,879,844
LIABILITIES:
Due to MetLife Investors Insurance Company                       -             -          1            -
                                                        ----------    ---------- ----------  -----------
NET ASSETS                                              $1,293,846    $1,513,541 $7,375,834  $11,879,844
                                                        ==========    ========== ==========  ===========
Outstanding Units                                          103,638       112,188    526,931      910,444
Unit Fair Values                                        $    12.48    $    13.49 $    13.08  $     12.71
                                                                                         to           to
                                                                                 $    55.59  $     13.31

                                                                  PIMCO
                                                        -------------------------------------
                                                                       StocksPLUS
                                                                        Growth &
                                                        Low Duration     Income   Total Return
                                                         Portfolio     Portfolio   Portfolio
                                                        ------------   ---------- ------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Growth & Income Portfolio                      $         -    $        - $         -
   87,718 shares; cost $1,254,145
Fidelity Equity Income Portfolio                                  -             -           -
   59,378 shares; cost $1,392,370
Fidelity Equity Income Portfolio B                                -             -           -
   293,041 shares; cost $6,624,016
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                        -             -           -
   1,450,526 shares; cost $11,730,631
PIMCO Low Duration Portfolio                             10,399,988             -           -
   1,030,722 shares; cost $10,562,618
PIMCO StocksPLUS Growth and Income Portfolio                      -     1,430,485           -
   140,244 shares; cost $1,309,268
PIMCO Total Return Portfolio                                      -             -  28,433,535
   2,776,712 shares; cost $28,028,693
                                                        -----------    ---------- -----------
Total Investments                                        10,399,988     1,430,485  28,433,535
Cash and Accounts Receivable                                      -             -           -
Due from Metlife Investors Insurance Company                      9             -           -
                                                        -----------    ---------- -----------
Total Assets                                             10,399,997     1,430,485  28,433,535
LIABILITIES:
Due to MetLife Investors Insurance Company                        -             -          46
                                                        -----------    ---------- -----------
NET ASSETS                                              $10,399,997    $1,430,485 $28,433,489
                                                        ===========    ========== ===========
Outstanding Units                                           863,341       154,607   2,134,374
Unit Fair Values                                        $     11.71    $     8.97 $     13.13
                                                                 to            to          to
                                                        $     12.21    $    13.44 $     13.38

                                                                    (Concluded)

See Accompanying Notes to Financial Statements

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                          Met Investors
                                         -----------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett     Lord Abbett       Lord Abbett       Lord Abbett
                                            Growth &        Growth &          Bond              Bond             Growth
                                             Income          Income         Debenture         Debenture        Opportunity
                                            Portfolio      Portfolio B      Portfolio        Portfolio B        Portfolio
                                         --------------  --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $   22,536,559  $   14,606,161  $    4,740,620    $    9,382,758    $    1,322,178
                                         --------------  --------------  --------------    --------------    --------------
Expenses:
  Mortality and expense charges               9,885,386       5,947,198       1,420,191         2,510,215           262,710
  Administrative fee                          1,246,700       1,256,853         172,649           511,137            31,871
                                         --------------  --------------  --------------    --------------    --------------
    Total expenses                           11,132,086       7,204,051       1,592,840         3,021,352           294,581
                                         --------------  --------------  --------------    --------------    --------------
    Net investment (loss) income             11,404,473       7,402,110       3,147,780         6,361,406         1,027,597
                                         --------------  --------------  --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                     39,085,052       6,567,140       1,720,720         3,940,805         1,808,103
  Change in unrealized appreciation
   (depreciation) of investments            (36,722,249)     (4,378,207)     (4,368,922)       (8,566,135)       (2,258,441)
                                         --------------  --------------  --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                  2,362,803       2,188,933      (2,648,202)       (4,625,330)         (450,338)
                                         --------------  --------------  --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $   13,767,276  $    9,591,043  $      499,578    $    1,736,076    $      577,259
                                         ==============  ==============  ==============    ==============    ==============

                                         ---------------------------
                                           Lord Abbett     Lord Abbett
                                             Growth          Mid-Cap
                                           Opportunity        Value
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    2,522,877  $    4,131,466
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 334,154       1,303,072
  Administrative fee                             85,883         166,468
                                         --------------  --------------
    Total expenses                              420,037       1,469,540
                                         --------------  --------------
    Net investment (loss) income              2,102,840       2,661,926
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        410,205       8,068,092
  Change in unrealized appreciation
   (depreciation) of investments             (1,301,901)     (4,034,078)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                   (891,696)      4,034,014
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,211,144  $    6,695,940
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         --------------------------------------------------------------------------------
                                          Lord Abbett     Lord Abbett       Met/Putnam      Met/Putnam     Oppenheimer
                                            Mid-Cap        America's          Capital         Capital        Capital
                                             Value           Value         Opportunities   Opportunities   Appreciation
                                          Portfolio B     Portfolio B        Portfolio      Portfolio B     Portfolio
                                         -------------- --------------    --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    8,372,591 $      117,308    $      100,120  $        6,499  $      342,649
                                         -------------- --------------    --------------  --------------  --------------
Expenses:
  Mortality and expense charges               1,969,093        419,711           456,586          39,193         355,121
  Administrative fee                            458,903        117,109            54,935           9,726          42,615
                                         -------------- --------------    --------------  --------------  --------------
    Total expenses                            2,427,996        536,820           511,521          48,919         397,736
                                         -------------- --------------    --------------  --------------  --------------
    Net investment (loss) income              5,944,595       (419,512)         (411,401)        (42,420)        (55,087)
                                         -------------- --------------    --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        386,989         70,364         1,410,538          61,408         167,336
  Change in unrealized appreciation
   (depreciation) of investments              6,288,117      2,066,489         1,821,100         323,269       2,297,629
                                         -------------- --------------    --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  6,675,106      2,136,853         3,231,638         384,677       2,464,965
                                         -------------- --------------    --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $   12,619,701 $    1,717,341    $    2,820,237  $      342,257  $    2,409,878
                                         ============== ==============    ==============  ==============  ==============

                                         -----------------------------
                                          Oppenheimer        PIMCO
                                            Capital        Inflation
                                          Appreciation   Protected Bond
                                          Portfolio B     Portfolio B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,049,444  $      117,250
                                         --------------  --------------
Expenses:
  Mortality and expense charges               1,583,420       1,118,073
  Administrative fee                            273,265         188,354
                                         --------------  --------------
    Total expenses                            1,856,685       1,306,427
                                         --------------  --------------
    Net investment (loss) income               (807,241)     (1,189,177)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      4,346,319       1,183,557
  Change in unrealized appreciation
   (depreciation) of investments               (926,970)       (332,505)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  3,419,349         851,052
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $    2,612,108  $     (338,125)
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------
                                              PIMCO          Janus            Janus          PIMCO           PIMCO
                                              Money        Aggressive      Aggressive     Total Return    Total Return
                                             Market          Growth          Growth           Bond            Bond
                                         Portfolio B (d)   Portfolio       Portfolio B     Portfolio      Portfolio B
                                         --------------- --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      212,639  $       26,855  $      114,738  $      396,351  $    1,817,149
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 164,819         337,431       1,414,683         778,951       3,466,565
  Administrative fee                             29,216          40,492         264,101          93,666         671,101
                                         --------------  --------------  --------------  --------------  --------------
    Total expenses                              194,035         377,923       1,678,784         872,617       4,137,666
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                 18,604        (351,068)     (1,564,046)       (476,266)     (2,320,517)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -       1,011,900       2,017,006         119,522          78,298
  Change in unrealized appreciation
   (depreciation) of investments                      -       2,285,903      10,701,017       1,009,487       4,058,521
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          -       3,297,803      12,718,023       1,129,009       4,136,819
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $       18,604  $    2,946,735  $   11,153,977  $      652,743  $    1,816,302
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                               RCM       T. Rowe Price
                                             Global         Mid-Cap
                                           Technology       Growth
                                           Portfolio B     Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       81,809  $      475,370
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 169,878         278,668
  Administrative fee                             28,540          50,926
                                         --------------  --------------
    Total expenses                              198,418         329,594
                                         --------------  --------------
    Net investment (loss) income               (116,609)        145,776
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         97,946         767,800
  Change in unrealized appreciation
   (depreciation) of investments                834,004       1,764,100
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    931,950       2,531,900
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $      815,341  $    2,677,676
                                         ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                       Met Investors
                                         -----------------------------------------------------------------------------
                                         T. Rowe Price       MFS               MFS            AIM            AIM
                                            Mid-Cap       Research          Research       Small-Cap      Small-Cap
                                            Growth      International     International     Growth         Growth
                                          Portfolio B     Portfolio        Portfolio B   Portfolio (c)   Portfolio B
                                         -------------- --------------    -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    2,127,818 $    3,640,963    $    7,165,925 $      116,989 $    1,810,823
                                         -------------- --------------    -------------- -------------- --------------
Expenses:
  Mortality and expense charges               1,166,326        782,614         1,535,049         51,909      1,018,984
  Administrative fee                            214,554         97,605           301,630          6,229        183,217
                                         -------------- --------------    -------------- -------------- --------------
    Total expenses                            1,380,880        880,219         1,836,679         58,138      1,202,201
                                         -------------- --------------    -------------- -------------- --------------
    Net investment (loss) income                746,938      2,760,744         5,329,246         58,851        608,622
                                         -------------- --------------    -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,621,226      6,006,290         4,449,681        160,084      2,158,064
  Change in unrealized appreciation
   (depreciation) of investments              7,739,068      1,866,647        10,343,895        677,060      5,469,684
                                         -------------- --------------    -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                 10,360,294      7,872,937        14,793,576        837,144      7,627,748
                                         -------------- --------------    -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $   11,107,232 $   10,633,681    $   20,122,822 $      895,995 $    8,236,370
                                         ============== ==============    ============== ============== ==============

                                         ----------------------------
                                                               Harris
                                             Lazard            Oakmark
                                             Mid-Cap        International
                                           Portfolio B       Portfolio B
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    3,419,192    $    1,153,602
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 471,136         1,304,236
  Administrative fee                             79,902           217,679
                                         --------------    --------------
    Total expenses                              551,038         1,521,915
                                         --------------    --------------
    Net investment (loss) income              2,868,154          (368,313)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,979,255         6,115,678
  Change in unrealized appreciation
   (depreciation) of investments             (3,040,260)        4,158,520
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                 (1,061,005)       10,274,198
                                         --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,807,149    $    9,905,885
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------------
                                          Third Avenue      Third Avenue      Neuberger       Neuberger         Turner
                                            Small-Cap        Small-Cap         Berman          Berman           Mid-Cap
                                              Value            Value         Real Estate     Real Estate        Growth
                                          Portfolio (c)     Portfolio B     Portfolio (c)    Portfolio B      Portfolio B
                                         --------------    --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       10,105    $      246,069  $       14,386  $       72,915    $      407,516
                                         --------------    --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                  31,850         1,212,372         105,368         591,782           175,000
  Administrative Fee                              4,288           207,404          12,644         112,079            29,716
                                         --------------    --------------  --------------  --------------    --------------
    Total expenses                               36,138         1,419,776         118,012         703,861           204,716
                                         --------------    --------------  --------------  --------------    --------------
    Net investment (loss) income                (26,033)       (1,173,707)       (103,626)       (630,946)          202,800
                                         --------------    --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         83,872         7,240,364         217,081       2,586,790           698,422
  Change in unrealized appreciation
   (depreciation) of investments                621,194         4,379,552       1,614,994       5,260,491            31,092
                                         --------------    --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    705,066        11,619,916       1,832,075       7,847,281           729,514
                                         --------------    --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      679,033    $   10,446,209  $    1,728,449  $    7,216,335    $      932,314
                                         ==============    ==============  ==============  ==============    ==============

                                         ------------------------
                                          Goldman Sachs       Defensive
                                             Mid-Cap          Strategy
                                              Value            Fund of
                                           Portfolio B         Fund B
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,929,160    $      664,588
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 331,134           854,382
  Administrative Fee                             56,712           141,059
                                         --------------    --------------
    Total expenses                              387,846           995,441
                                         --------------    --------------
    Net investment (loss) income              1,541,314          (330,853)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,666,615           300,323
  Change in unrealized appreciation
   (depreciation) of investments               (947,476)        2,218,207
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    719,139         2,518,530
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    2,260,453    $    2,187,677
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                     Met Investors
                                     -----------------------------------------------------------------------------------
                                        Moderate        Balanced           Growth        Aggressive
                                        Strategy        Strategy          Strategy        Strategy        VanKampen
                                        Fund of         Fund of           Fund of         Fund of         ComStock
                                         Fund B          Fund B            Fund B          Fund B      Portfolio B (c)
                                     --------------  --------------    --------------  --------------  ---------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                          $    2,708,134  $    7,314,384    $    7,210,104  $    1,432,384  $      654,431
                                     --------------  --------------    --------------  --------------  --------------
Expenses:
  Mortality and expense charges           2,711,120       7,805,611         7,596,115       1,719,156         141,391
  Administrative fee                        447,799       1,317,540         1,283,506         289,775          32,437
                                     --------------  --------------    --------------  --------------  --------------
    Total expenses                        3,158,919       9,123,151         8,879,621       2,008,931         173,828
                                     --------------  --------------    --------------  --------------  --------------
    Net investment (loss) income           (450,785)     (1,808,767)       (1,669,517)       (576,547)        480,603
                                     --------------  --------------    --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                    158,727         890,934           145,831         896,808           5,000
  Change in unrealized appreciation
   (depreciation) of investments          9,061,478      34,518,676        45,211,344      10,957,465         685,364
                                     --------------  --------------    --------------  --------------  --------------
    Net realized and unrealized
     gains (losses) on
     investments                          9,220,205      35,409,610        45,357,175      11,854,273         690,364
                                     --------------  --------------    --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $    8,769,420  $   33,600,843    $   43,687,658  $   11,277,726  $    1,170,967
                                     ==============  ==============    ==============  ==============  ==============

                                     --------------------------
                                       Cyclical        Cyclical
                                        Growth        Growth and
                                          ETF         Income ETF
                                      Class B (b)     Class B (b)
                                     -------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                          $       51,973 $       22,423
                                     -------------- --------------
Expenses:
  Mortality and expense charges              12,299          4,270
  Administrative fee                          2,506            875
                                     -------------- --------------
    Total expenses                           14,805          5,145
                                     -------------- --------------
    Net investment (loss) income             37,168         17,278
                                     -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,075            144
  Change in unrealized appreciation
   (depreciation) of investments            113,757         (7,714)
                                     -------------- --------------
    Net realized and unrealized
     gains (losses) on
     investments                            114,832         (7,570)
                                     -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $      152,000 $        9,708
                                     ============== ==============

(b) For the period September 30, 2005 to December 31, 2005
(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                          Met Investors                                     Russell
                                         --------------  ---------------------------------------------------------------------
                                           Legg Mason
                                              Value        Multi-Style       Aggressive
                                             Equity          Equity            Equity         Non-U.S.          Core Bond
                                           Class B (a)        Fund              Fund            Fund              Fund
                                         --------------  --------------    --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $      383,684    $      698,772  $      224,582    $      994,442
                                         --------------  --------------    --------------  --------------    --------------
Expenses:
  Mortality and expense charges                      19         424,294            94,385         175,828           272,357
  Administrative fee                                  3          50,915            11,326          21,099            32,683
                                         --------------  --------------    --------------  --------------    --------------
    Total expenses                                   22         475,209           105,711         196,927           305,040
                                         --------------  --------------    --------------  --------------    --------------
    Net investment (loss) income                    (22)        (91,525)          593,061          27,655           689,402
                                         --------------  --------------    --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -      (1,589,591)          396,472         295,360            67,013
  Change in unrealized appreciation
   (depreciation) of investments                 (2,748)      3,472,255          (684,069)      1,186,758          (625,342)
                                         --------------  --------------    --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     (2,748)      1,882,664          (287,597)      1,482,118          (558,329)
                                         --------------  --------------    --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       (2,770) $    1,791,139    $      305,464  $    1,509,773    $      131,073
                                         ==============  ==============    ==============  ==============    ==============

                                                              AIM
                                         --------        --------------

                                           Real Estate      Capital
                                           Securities     Appreciation
                                              Fund            Fund
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      362,605  $       15,113
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  43,523         311,002
  Administrative fee                              5,223          45,998
                                         --------------  --------------
    Total expenses                               48,746         357,000
                                         --------------  --------------
    Net investment (loss) income                313,859        (341,887)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        481,094      (2,412,448)
  Change in unrealized appreciation
   (depreciation) of investments               (431,668)      4,400,679
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     49,426       1,988,231
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      363,285  $    1,646,344
                                         ==============  ==============

(a) For the period November 7, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                       AIM
                                         --------------------------------------------------------------

                                            Capital       International   International       Premier
                                          Appreciation       Growth          Growth            Equity
                                             Fund B           Fund           Fund B           Fund (d)
                                         --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       41,374  $       35,279    $            -
                                         --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                  10,000          74,642          45,114             5,756
  Administrative fee                              2,063          10,774           9,431             1,116
                                         --------------  --------------  --------------    --------------
    Total expenses                               12,063          85,416          54,545             6,872
                                         --------------  --------------  --------------    --------------
    Net investment (loss) income                (12,063)        (44,042)        (19,266)           (6,872)
                                         --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          9,275         514,556         173,194            27,125
  Change in unrealized appreciation
   (depreciation) of investments                 64,010         482,458         647,230           (77,376)
                                         --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     73,285         997,014         820,424           (50,251)
                                         --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       61,222  $      952,972  $      801,158    $      (57,123)
                                         ==============  ==============  ==============    ==============

                                                    Alliance                 Scudder II
                                         ------------------------------    --------------
                                            Bernstein         Bernstein
                                           Real Estate       Real Estate     Small-Cap
                                           Investment        Investment        Growth
                                          Portfolio (d)    Portfolio B (d)   Portfolio
                                         --------------    --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -    $            -  $            -
                                         --------------    --------------  --------------
Expenses:
  Mortality and expense charges                  52,929           165,275          21,074
  Administrative fee                              6,351            33,353           2,699
                                         --------------    --------------  --------------
    Total expenses                               59,280           198,628          23,773
                                         --------------    --------------  --------------
    Net investment (loss) income                (59,280)         (198,628)        (23,773)
                                         --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      6,099,204        15,184,933        (195,522)
  Change in unrealized appreciation
   (depreciation) of investments             (6,651,283)      (16,834,042)        299,744
                                         --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                   (552,079)       (1,649,109)        104,222
                                         --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $     (611,359)   $   (1,847,737) $       80,449
                                         ==============    ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                       Scudder II                                                  MFS
                                             ------------------------------  -------------------------------------------------
                                                                 Dreman
                                               Government       Small-Cap         High            High           Investors
                                               Securities         Value          Income          Income            Trust
                                               Portfolio      Portfolio (d)    Series (d)     Series B (d)       Series (d)
                                             --------------  --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       99,815  $      386,934  $      510,151  $    2,962,130    $       97,161
                                             --------------  --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                      25,231          16,444          32,292         180,714            74,170
  Administrative fee                                  3,871           2,215           3,875          36,786             8,900
                                             --------------  --------------  --------------  --------------    --------------
    Total expenses                                   29,102          18,659          36,167         217,500            83,070
                                             --------------  --------------  --------------  --------------    --------------
    Net investment (loss) income                     70,713         368,275         473,984       2,744,630            14,091
                                             --------------  --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      10,285       1,138,549        (372,497)        490,586        (1,788,294)
  Change in unrealized appreciation
   (depreciation) of investments                    (59,816)     (1,746,039)       (347,120)     (4,705,540)          997,464
                                             --------------  --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        (49,531)       (607,490)       (719,617)     (4,214,954)         (790,830)
                                             --------------  --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       21,182  $     (239,215) $     (245,633) $   (1,470,324)   $     (776,739)
                                             ==============  ==============  ==============  ==============    ==============

                                             -----------------------------

                                                Investors
                                                  Trust         New Discovery
                                                Series B         Series (d)
                                             --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       41,261    $            -
                                             --------------    --------------
Expenses:
  Mortality and expense charges                     166,770            27,706
  Administrative fee                                 32,501             3,325
                                             --------------    --------------
    Total expenses                                  199,271            31,031
                                             --------------    --------------
    Net investment (loss) income                   (158,010)          (31,031)
                                             --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     266,055          (402,280)
  Change in unrealized appreciation
   (depreciation) of investments                    527,707          (588,203)
                                             --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        793,762          (990,483)
                                             --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      635,752    $   (1,021,514)
                                             ==============    ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                               MFS                                                   MetLife
                                         --------------  -------------------------------------------------------------------
                                                              Davis           Davis            Harris
                                                             Venture         Venture           Oakmark        Jennison
                                          New Discovery       Value           Value            Focused         Growth
                                          Series B (d)       Fund A          Fund E            Value B      Portfolio (c)
                                         --------------  --------------  --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       25,996  $    1,434,765    $      925,403  $            -
                                         --------------  --------------  --------------    --------------  --------------
Expenses:
  Mortality and expense charges                 189,072          49,700       3,590,301         1,295,526           2,793
  Administrative fee                             38,181           5,964         671,304           220,261             335
                                         --------------  --------------  --------------    --------------  --------------
    Total expenses                              227,253          55,664       4,261,605         1,515,787           3,128
                                         --------------  --------------  --------------    --------------  --------------
    Net investment (loss) income               (227,253)        (29,668)     (2,826,840)         (590,384)         (3,128)
                                         --------------  --------------  --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,073,833          67,046       7,153,719         5,491,280           4,833
  Change in unrealized appreciation
   (depreciation) of investments             (7,845,305)        330,152      18,190,742         1,518,195          59,472
                                         --------------  --------------  --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                 (6,771,472)        397,198      25,344,461         7,009,475          64,305
                                         --------------  --------------  --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $   (6,998,725) $      367,530  $   22,517,621    $    6,419,091  $       61,177
                                         ==============  ==============  ==============    ==============  ==============

                                         ---------------------------
                                                               MFS
                                            Jennison        Investors
                                             Growth           Trust
                                           Portfolio B      Series B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       79,440
                                         --------------  --------------
Expenses:
  Mortality and expense charges               1,034,233         482,039
  Administrative fee                            186,763          98,349
                                         --------------  --------------
    Total expenses                            1,220,996         580,388
                                         --------------  --------------
    Net investment (loss) income             (1,220,996)       (500,948)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,960,718       1,311,138
  Change in unrealized appreciation
   (depreciation) of investments              7,204,007       1,173,339
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                 10,164,725       2,484,477
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    8,943,729  $    1,983,529
                                         ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                            MetLife
                                         ----------------------------------------------------------------------------------
                                                                              Capital         Capital         Putnam
                                              MFS               MFS          Guardian        Guardian      International
                                          Total Return      Total Return    U.S. Equity     U.S. Equity        Stock
                                            Series A          Series B       Series A        Series B        Portfolio
                                         --------------    -------------- --------------  --------------  --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      147,413    $    1,181,850 $       24,704  $            -  $        2,676
                                         --------------    -------------- --------------  --------------  --------------
Expenses:
  Mortality and expense charges                  63,731           411,877      1,137,856         700,344           5,191
  Administrative fee                              7,648           116,097        137,080         171,917             623
                                         --------------    -------------- --------------  --------------  --------------
    Total expenses                               71,379           527,974      1,274,936         872,261           5,814
                                         --------------    -------------- --------------  --------------  --------------
    Net investment (loss) income                 76,034           653,876     (1,250,232)       (872,261)         (3,138)
                                         --------------    -------------- --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         73,009           161,534        922,088         738,619          22,541
  Change in unrealized appreciation
   (depreciation) of investments                (61,640)          164,415      3,664,328       3,643,515          45,088
                                         --------------    -------------- --------------  --------------  --------------
    Net realized and unrealized gains
    (losses) on investments                      11,369           325,949      4,586,416       4,382,134          67,629
                                         --------------    -------------- --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       87,403    $      979,825 $    3,336,184  $    3,509,873  $       64,491
                                         ==============    ============== ==============  ==============  ==============

                                         ---------------------------
                                             Putnam          BlackRock
                                          International        Money
                                              Stock           Market
                                           Portfolio B       Portfolio
                                         --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $       55,151    $      489,552
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 148,821           217,844
  Administrative fee                             30,552            26,147
                                         --------------    --------------
    Total expenses                              179,373           243,991
                                         --------------    --------------
    Net investment (loss) income               (124,222)          245,561
                                         --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        547,476                 -
  Change in unrealized appreciation
   (depreciation) of investments              1,424,394                 -
                                         --------------    --------------
    Net realized and unrealized gains
    (losses) on investments                   1,971,870                 -
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    1,847,648    $      245,561
                                         ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                            MetLife
                                         ---------------------------------------------------------------------------------------
                                            BlackRock                                             BlackRock         BlackRock
                                              Money             Stock             Stock             Bond              Bond
                                             Market             Index             Index            Income            Income
                                         Portfolio B (c)    Portfolio (c)      Portfolio B         Class A           Class B
                                         ---------------   --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      859,956    $            -    $      478,404    $      530,298    $      498,673
                                         --------------    --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                 409,788             5,763           512,807           125,959           168,568
  Administrative fee                             72,402               703            88,609            15,115            34,598
                                         --------------    --------------    --------------    --------------    --------------
    Total expenses                              482,190             6,466           601,416           141,074           203,166
                                         --------------    --------------    --------------    --------------    --------------
    Net investment (loss) income                377,766            (6,466)         (123,012)          389,224           295,507
                                         --------------    --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -             8,220         1,443,952            44,626            (8,203)
  Change in unrealized appreciation
   (depreciation) of investments                      -            53,450          (300,970)         (338,353)         (218,314)
                                         --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                          -            61,670         1,142,982          (293,727)         (226,517)
                                         --------------    --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      377,766    $       55,204    $    1,019,970    $       95,497    $       68,990
                                         ==============    ==============    ==============    ==============    ==============

                                         -----------------------
                                            BlackRock        Franklin
                                            Strategic        Templeton
                                              Value          Small-Cap
                                             Class B        Portfolio B
                                         --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      315,929    $      256,428
                                         --------------    --------------
Expenses:
  Mortality and expense charges                  54,055           134,460
  Administrative fee                             10,736            27,376
                                         --------------    --------------
    Total expenses                               64,791           161,836
                                         --------------    --------------
    Net investment (loss) income                251,138            94,592
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        148,858            64,621
  Change in unrealized appreciation
   (depreciation) of investments               (327,669)          795,326
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                   (178,811)          859,947
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       72,327    $      954,539
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------------
                                            Salomon           Salomon            Salomon
                                            Brothers          Brothers          Brothers        T. Rowe Price   T. Rowe Price
                                         Strategic Bond    Strategic Bond    U.S. Government      Small-Cap       Small-Cap
                                            Class A           Class B          Class B (c)         Class A         Class B
                                         --------------    --------------    ---------------   --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       71,653    $      255,447    $            -    $            -  $            -
                                         --------------    --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges                  16,871            63,094               351            59,286          83,808
  Administrative fee                              2,024            12,820                63             7,173          17,630
                                         --------------    --------------    --------------    --------------  --------------
    Total expenses                               18,895            75,914               414            66,459         101,438
                                         --------------    --------------    --------------    --------------  --------------
    Net investment (loss) income                 52,758           179,533              (414)          (66,459)       (101,438)
                                         --------------    --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         26,275            40,980               (16)          150,084         101,783
  Change in unrealized appreciation
   (depreciation) of investments                (57,075)         (165,413)              180           342,376         625,374
                                         --------------    --------------    --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (30,800)         (124,433)              164           492,460         727,157
                                         --------------    --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                          $       21,958    $       55,100    $         (250)   $      426,001  $      625,719
                                         ==============    ==============    ==============    ==============  ==============

                                         -------------------------

                                          T. Rowe Price   T. Rowe Price
                                            Large-Cap       Large-Cap
                                             Class A         Class B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       92,204  $      126,345
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 195,780         425,121
  Administrative fee                             23,597          89,859
                                         --------------  --------------
    Total expenses                              219,377         514,980
                                         --------------  --------------
    Net investment (loss) income               (127,173)       (388,635)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        334,741          36,255
  Change in unrealized appreciation
   (depreciation) of investments                521,196       2,542,545
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    855,937       2,578,800
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                          $      728,764  $    2,190,165
                                         ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                 MetLife                      Oppenheimer
                                             ----------------------------------------------  --------------
                                               Oppenheimer
                                                 Global        Met/Putnam      Met/Putnam       Capital
                                                 Equity          Voyager         Voyager      Appreciation
                                               Class B (c)    Portfolio (d)  Portfolio B (d)    Fund (d)
                                             --------------  --------------  --------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                                  $            -  $        1,532  $       18,262  $       64,991
                                             --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       9,962           1,301          16,991          29,043
  Administrative fee                                  2,790             156           4,751           3,485
                                             --------------  --------------  --------------  --------------
    Total expenses                                   12,752           1,457          21,742          32,528
                                             --------------  --------------  --------------  --------------
    Net investment (loss) income                    (12,752)             75          (3,480)         32,463
                                             --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              3,423           7,097        (141,378)       (778,664)
  Change in unrealized appreciation
   (depreciation) of investments                    295,446         (33,883)       (356,116)        368,397
                                             --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        298,869         (26,786)       (497,494)       (410,267)
                                             --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $      286,117  $      (26,711) $     (500,974) $     (377,804)
                                             ==============  ==============  ==============  ==============

                                                        Putnam
                                             -----------------------------

                                                Growth &       Growth &
                                                 Income         Income
                                                  Fund          Fund B
                                             -------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                                  $      334,233 $       59,838
                                             -------------- --------------
Expenses:
  Mortality and expense charges                     225,008         43,807
  Administrative fee                                 27,001         10,248
                                             -------------- --------------
    Total expenses                                  252,009         54,055
                                             -------------- --------------
    Net investment (loss) income                     82,224          5,783
                                             -------------- --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              4,251         70,780
  Change in unrealized appreciation
   (depreciation) of investments                    585,928        112,709
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                        590,179        183,489
                                             -------------- --------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $      672,403 $      189,272
                                             ============== ==============

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                             Putnam
                                         -----------------------------------------------------------------------------
                                                                            International                  International
                                              Vista            Vista           Equity      Equity Income      Growth
                                              Fund             Fund B        Fund B (d)       Fund B         Fund (d)
                                         --------------    --------------  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -    $            -  $      515,123  $      347,658 $      318,221
                                         --------------    --------------  --------------  -------------- --------------
Expenses:
  Mortality and expense charges                  67,928             8,502         145,602         148,330         77,558
  Administrative fee                              8,151             1,715          28,999          43,297          9,307
                                         --------------    --------------  --------------  -------------- --------------
    Total expenses                               76,079            10,217         174,601         191,627         86,865
                                         --------------    --------------  --------------  -------------- --------------
    Net investment (loss) income                (76,079)          (10,217)        340,522         156,031        231,356
                                         --------------    --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)
   from security transactions                  (435,786)           73,065       8,095,526          64,711     (1,008,003)
  Change in unrealized appreciation
   (depreciation) of investments              1,064,374            (3,213)     (9,459,367)        712,596        251,221
                                         --------------    --------------  --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                    628,588            69,852      (1,363,841)        777,307       (756,782)
                                         --------------    --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      552,509    $       59,635  $   (1,023,319) $      933,338 $     (525,426)
                                         ==============    ==============  ==============  ============== ==============

                                                    Templeton
                                         ------------------------------
                                             Growth          Growth
                                           Securities      Securities
                                              Fund           Fund B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       35,240  $       21,538
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  34,857          21,048
  Administrative fee                              4,231           4,902
                                         --------------  --------------
    Total expenses                               39,088          25,950
                                         --------------  --------------
    Net investment (loss) income                 (3,848)         (4,412)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)
   from security transactions                    62,326          39,470
  Change in unrealized appreciation
   (depreciation) of investments                130,159         103,364
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    192,485         142,834
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      188,637  $      138,422
                                         ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                   Templeton
                                         -------------------------------------------------------------  ---------------
                                                                           Developing     Developing
                                            Foreign         Foreign         Markets        Markets
                                           Securities      Securities      Securities     Securities        Growth
                                              Fund           Fund B           Fund          Fund B         Portfolio
                                         --------------  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      193,638  $      530,897  $      118,645 $      482,019  $       10,283
                                         --------------  --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                 183,606         553,568         104,827        459,124          23,840
  Administrative fee                             22,177         115,007          12,579         92,822           2,861
                                         --------------  --------------  -------------- --------------  --------------
    Total expenses                              205,783         668,575         117,406        551,946          26,701
                                         --------------  --------------  -------------- --------------  --------------
    Net investment (loss) income                (12,145)       (137,678)          1,239        (69,927)        (16,418)
                                         --------------  --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        562,740         397,028       1,038,603      1,557,317        (245,998)
  Change in unrealized appreciation
   (depreciation) of investments                709,690       3,886,589         919,555      7,313,822         329,766
                                         --------------  --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,272,430       4,283,617       1,958,158      8,871,139          83,768
                                         --------------  --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,260,285  $    4,145,939  $    1,959,397 $    8,801,212  $       67,350
                                         ==============  ==============  ============== ==============  ==============

                                             Fidelity
                                         -------------------------------

                                                             Growth
                                             Growth       Opportunities
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      142,456  $        3,933
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 741,699           4,960
  Administrative fee                            149,615             595
                                         --------------  --------------
    Total expenses                              891,314           5,555
                                         --------------  --------------
    Net investment (loss) income               (748,858)         (1,622)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        148,182         (36,102)
  Change in unrealized appreciation
   (depreciation) of investments              3,656,142          64,126
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  3,804,324          28,024
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    3,055,466  $       26,402
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                            Fidelity
                                         ------------------------------------------------------------------------------
                                            Growth &           Equity            Equity
                                             Income            Income            Income          Contrafund        High Income
                                            Portfolio         Portfolio        Portfolio B      Portfolio (d)    Portfolio B (d)
                                         --------------    --------------    --------------    --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       28,412    $       90,080    $      369,229    $       10,710    $       62,920
                                         --------------    --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                  20,007            20,806            93,234            13,543             3,181
  Administrative fee                              2,401             2,497            17,189             1,625               676
                                         --------------    --------------    --------------    --------------    --------------
    Total expenses                               22,408            23,303           110,423            15,168             3,857
                                         --------------    --------------    --------------    --------------    --------------
    Net investment (loss) income                  6,004            66,777           258,806            (4,458)           59,063
                                         --------------    --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        (43,995)           22,714           351,620           257,472              (812)
  Change in unrealized appreciation
   (depreciation) of investments                108,688           (22,186)         (324,603)         (362,488)          (89,057)
                                         --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     64,693               528            27,017          (105,016)          (89,869)
                                         --------------    --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       70,697    $       67,305    $      285,823    $     (109,474)   $      (30,806)
                                         ==============    ==============    ==============    ==============    ==============

                                                     Dreyfus
                                         ------------------------------

                                           Stock Index       Stock Index
                                            Fund (d)         Fund B (d)
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        2,799    $        8,395
                                         --------------    --------------
Expenses:
  Mortality and expense charges                   2,990            10,800
  Administrative fee                                359             2,086
                                         --------------    --------------
    Total expenses                                3,349            12,886
                                         --------------    --------------
    Net investment (loss) income                   (550)           (4,491)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        (43,265)          340,574
  Change in unrealized appreciation
   (depreciation) of investments                  9,291          (458,314)
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    (33,974)         (117,740)
                                         --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      (34,524)   $     (122,231)
                                         ==============    ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005


                                                      PIMCO                               PIMCO
                                         ------------------------------      -------------------------------
                                                                                StocksPLUS
                                           High Yield       Low Duration        Growth and      Total Return
                                           Portfolio         Portfolio       Income Portfolio    Portfolio
                                         --------------    --------------    ----------------  --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      502,949    $      320,903     $       33,852   $    1,498,104
                                         --------------    --------------     --------------   --------------
Expenses:
  Mortality and expense charges                  92,612           129,634             18,648          391,846
  Administrative fee                             18,204            25,365              3,406           67,615
                                         --------------    --------------     --------------   --------------
    Total expenses                              110,816           154,999             22,054          459,461
                                         --------------    --------------     --------------   --------------
    Net investment (loss) income                392,133           165,904             11,798        1,038,643
                                         --------------    --------------     --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         35,062             6,770             25,203          394,850
  Change in unrealized appreciation
   (depreciation) of investments               (119,198)         (226,130)            (6,904)      (1,112,817)
                                         --------------    --------------     --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                    (84,136)         (219,360)            18,299         (717,967)
                                         --------------    --------------     --------------   --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $      307,997    $      (53,456)    $       30,097   $      320,676
                                         ==============    ==============     ==============   ==============

                                                                    (Concluded)

See Accompanying Notes to Financial Statements

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                    Met Investors
                            --------------------------------------------------------------------------------------------------
                              Lord Abbett Growth & Income    Lord Abbett Growth & Income       Lord Abbett Bond Debenture
                                       Portfolio                     Portfolio B                        Portfolio
                            ------------------------------  -----------------------------    ------------------------------
                                 2005            2004            2005           2004              2005              2004
                            --------------  --------------  -------------  --------------    --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $   11,404,473  $   (7,872,244) $   7,402,110  $   (5,753,331)   $    3,147,780    $    2,231,240
 Net realized gains
   (losses) from
   security transactions        39,085,052      24,848,838      6,567,140      17,282,222         1,720,720         1,104,358
 Change in unrealized
   appreciation
   (depreciation) of
   investments                 (36,722,249)     77,095,410     (4,378,207)     44,726,740        (4,368,922)        5,084,214
                            --------------  --------------  -------------  --------------    --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            13,767,276      94,072,004      9,591,043      56,255,631           499,578         8,419,812
                            --------------  --------------  -------------  --------------    --------------    --------------
From capital
 transactions:
 Net purchase payments           1,977,266       2,982,840     36,654,464     107,348,452           390,273           594,146
 Net investment division
   transfers                   (16,417,724)    125,356,847    (17,855,645)    (18,889,090)        4,903,787         3,014,049
 Other net transfers          (149,607,868)   (134,764,389)   (26,513,439)    (21,203,055)      (24,316,927)      (23,870,688)
                            --------------  --------------  -------------  --------------    --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (164,048,326)     (6,424,702)    (7,714,620)     67,256,307       (19,022,867)      (20,262,493)
                            --------------  --------------  -------------  --------------    --------------    --------------
    NET CHANGE IN NET
     ASSETS                   (150,281,050)     87,647,302      1,876,423     123,511,938       (18,523,289)      (11,842,681)
NET ASSETS - BEGINNING
 OF PERIOD                     888,295,403     800,648,101    525,784,316     402,272,378       123,629,316       135,471,997
                            --------------  --------------  -------------  --------------    --------------    --------------
NET ASSETS - END OF
 PERIOD                     $  738,014,353  $  888,295,403  $ 527,660,739  $  525,784,316    $  105,106,027    $  123,629,316
                            ==============  ==============  =============  ==============    ==============    ==============

                            ---------------------------
                              Lord Abbett Bond Debenture
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    6,361,406  $    2,591,935
 Net realized gains
   (losses) from
   security transactions         3,940,805      10,599,706
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  (8,566,135)        465,920
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             1,736,076      13,657,561
                            --------------  --------------
From capital
 transactions:
 Net purchase payments          15,288,716      57,274,372
 Net investment division
   transfers                    23,390,565     (53,211,457)
 Other net transfers           (11,851,345)    (12,317,994)
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               26,827,936      (8,255,079)
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                     28,564,012       5,402,482
NET ASSETS - BEGINNING
 OF PERIOD                     193,610,930     188,208,448
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $  222,174,942  $  193,610,930
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ---------------------------------------------------------------------------------------------------
                       Lord Abbett Growth Opportunity  Lord Abbett Growth Opportunity       Lord Abbett Mid-Cap Value
                                  Portfolio                      Portfolio B                        Portfolio
                       ------------------------------  ------------------------------    ------------------------------
                            2005            2004            2005              2004            2005              2004
                       --------------  --------------  --------------    --------------  --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    1,027,597  $     (334,138) $    2,102,840    $     (357,095) $    2,661,926    $    1,511,734
 Net realized gains
   (losses) from
   security
   transactions             1,808,103       1,242,900         410,205           193,111       8,068,092         4,158,658
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (2,258,441)      1,497,265      (1,301,901)        3,479,782      (4,034,078)       15,073,798
                       --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               577,259       2,406,027       1,211,144         3,315,798       6,695,940        20,744,190
                       --------------  --------------  --------------    --------------  --------------    --------------
From capital
 transactions:
 Net purchase
   payments                    70,672         102,542       2,059,136         2,912,765         365,247           562,622
 Net investment
   division
   transfers               (1,361,413)        (63,562)      1,889,769         3,025,696         236,416        18,556,287
 Other net transfers       (4,164,490)     (3,618,081)     (1,889,992)       (1,320,593)    (18,439,897)      (13,578,038)
                       --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (5,455,231)     (3,579,101)      2,058,913         4,617,868     (17,838,234)        5,540,871
                       --------------  --------------  --------------    --------------  --------------    --------------
    NET CHANGE IN
     NET ASSETS            (4,877,972)     (1,173,074)      3,270,057         7,933,666     (11,142,294)       26,285,061
NET ASSETS -
 BEGINNING OF PERIOD       24,319,037      25,492,111      33,593,375        25,659,709     110,946,294        84,661,233
                       --------------  --------------  --------------    --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                $   19,441,065  $   24,319,037  $   36,863,432    $   33,593,375  $   99,804,000    $  110,946,294
                       ==============  ==============  ==============    ==============  ==============    ==============

                       ---------------------------
                          Lord Abbett Mid-Cap Value
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    5,944,595  $    2,500,929
 Net realized gains
   (losses) from
   security
   transactions               386,989          81,058
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           6,288,117      24,947,387
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            12,619,701      27,529,374
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                17,712,521      19,170,047
 Net investment
   division
   transfers               22,287,938      31,132,813
 Other net transfers       (8,562,449)     (4,683,768)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          31,438,010      45,619,092
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            44,057,711      73,148,466
NET ASSETS -
 BEGINNING OF PERIOD      164,592,874      91,444,408
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  208,650,585  $  164,592,874
                       ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------------
                         Lord Abbett America's Value     Met/Putnam Capital Opportunities Met/Putnam Capital Opportunities
                                 Portfolio B                        Portfolio                       Portfolio B
                       ------------------------------    ------------------------------   ------------------------------
                            2005              2004            2005             2004            2005             2004
                       --------------    --------------  --------------   --------------  --------------   --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (419,512)   $      631,984  $     (411,401)  $     (575,535) $      (42,420)  $      (38,155)
 Net realized gains
   (losses) from
   security
   transactions                70,364            22,134       1,410,538           82,202          61,408           46,481
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,066,489         2,641,060       1,821,100        6,740,635         323,269          470,082
                       --------------    --------------  --------------   --------------  --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             1,717,341         3,295,178       2,820,237        6,247,302         342,257          478,408
                       --------------    --------------  --------------   --------------  --------------   --------------
From capital
 transactions:
 Net purchase
   payments                 9,052,601         8,277,149         140,475          101,605         423,260          473,843
 Net investment
   division
   transfers               26,792,865        16,373,871      (2,014,205)      (1,945,724)        595,833          156,443
 Other net transfers       (4,191,065)         (922,441)     (7,492,435)      (7,254,731)       (158,366)        (137,129)
                       --------------    --------------  --------------   --------------  --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          31,654,401        23,728,579      (9,366,165)      (9,098,850)        860,727          493,157
                       --------------    --------------  --------------   --------------  --------------   --------------
    NET CHANGE IN
     NET ASSETS            33,371,742        27,023,757      (6,545,928)      (2,851,548)      1,202,984          971,565
NET ASSETS -
 BEGINNING OF PERIOD       32,408,165         5,384,408      41,044,502       43,896,050       3,536,044        2,564,479
                       --------------    --------------  --------------   --------------  --------------   --------------
NET ASSETS - END OF
 PERIOD                $   65,779,907    $   32,408,165  $   34,498,574   $   41,044,502  $    4,739,028   $    3,536,044
                       ==============    ==============  ==============   ==============  ==============   ==============

                       -------------------------
                       Oppenheimer Capital Appreciation
                                  Portfolio
                       ------------------------------
                            2005           2004 (e)
                       --------------   --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (55,087)  $      680,707
 Net realized gains
   (losses) from
   security
   transactions               167,336            7,161
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,297,629          257,197
                       --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,409,878          945,065
                       --------------   --------------
From capital
 transactions:
 Net purchase
   payments                    91,356           25,271
 Net investment
   division
   transfers               22,507,373       14,905,104
 Other net transfers       (5,640,504)      (1,341,659)
                       --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          16,958,225       13,588,716
                       --------------   --------------
    NET CHANGE IN
     NET ASSETS            19,368,103       14,533,781
NET ASSETS -
 BEGINNING OF PERIOD       14,533,781                -
                       --------------   --------------
NET ASSETS - END OF
 PERIOD                $   33,901,884   $   14,533,781
                       ==============   ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ------------------------------------------------------------------------------------------------
                       Oppenheimer Capital Appreciation PIMCO Inflation Protected Bond        PIMCO Money Market
                                 Portfolio B                      Portfolio B                     Portfolio B
                       ------------------------------   ------------------------------  ------------------------------
                            2005             2004            2005            2004          2005 (d)          2004
                       --------------   --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (807,241)  $    7,324,616  $   (1,189,177) $    3,014,320  $       18,604  $     (454,832)
 Net realized gains
   (losses) from
   security
   transactions             4,346,319        9,299,865       1,183,557       5,209,367               -               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (926,970)      (9,976,968)       (332,505)        536,969               -               -
                       --------------   --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,612,108        6,647,513        (338,125)      8,760,656          18,604        (454,832)
                       --------------   --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 5,997,050       46,630,315       5,143,481      43,412,414       3,706,045      18,866,564
 Net investment
   division
   transfers              (25,958,501)     (34,418,491)    (25,673,446)    (29,359,475)    (30,206,980)    (19,775,126)
 Other net transfers       (5,638,849)      (6,826,467)     (3,713,053)     (6,087,426)     (2,458,933)     (9,031,930)
                       --------------   --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         (25,600,300)       5,385,357     (24,243,018)      7,965,513     (28,959,868)     (9,940,492)
                       --------------   --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS           (22,988,192)      12,032,870     (24,581,143)     16,726,169     (28,941,264)    (10,395,324)
NET ASSETS -
 BEGINNING OF PERIOD      133,568,527      121,535,657      96,965,591      80,239,422      28,941,264      39,336,588
                       --------------   --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $  110,580,335   $  133,568,527  $   72,384,448  $   96,965,591  $            -  $   28,941,264
                       ==============   ==============  ==============  ==============  ==============  ==============

                       ------------------------------
                           Janus Aggressive Growth
                                  Portfolio
                       ------------------------------
                            2005          2004 (e)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (351,068) $     (291,637)
 Net realized gains
   (losses) from
   security
   transactions             1,011,900         107,894
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,285,903       2,958,980
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,946,735       2,775,237
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   262,906          55,387
 Net investment
   division
   transfers               (3,405,965)     30,572,317
 Other net transfers       (4,764,463)     (2,792,125)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (7,907,522)     27,835,579
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            (4,960,787)     30,610,816
NET ASSETS -
 BEGINNING OF PERIOD       30,610,816               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   25,650,029  $   30,610,816
                       ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ---------------------------------------------------------------------------------------------------
                           Janus Aggressive Growth         PIMCO Total Return Bond             PIMCO Total Return Bond
                                 Portfolio B                      Portfolio                          Portfolio B
                       ------------------------------  ------------------------------      ------------------------------
                            2005            2004            2005            2004 (e)            2005            2004
                       --------------  --------------  --------------    --------------    --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (1,564,046) $   (1,992,552) $     (476,266)   $      233,173    $   (2,320,517) $   11,643,360
 Net realized gains
   (losses) from
   security
   transactions             2,017,006       8,641,565         119,522           (27,085)           78,298         304,805
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          10,701,017       4,022,141       1,009,487           329,368         4,058,521      (5,228,541)
                       --------------  --------------  --------------    --------------    --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            11,153,977      10,671,154         652,743           535,456         1,816,302       6,719,624
                       --------------  --------------  --------------    --------------    --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 2,132,829      24,396,839         299,928            64,892        21,727,341      53,030,826
 Net investment
   division
   transfers              (21,680,083)     35,974,721         563,361        68,960,365         2,583,732      32,021,343
 Other net transfers       (5,098,262)     (4,827,370)    (12,134,433)       (2,109,691)      (15,105,755)    (10,729,180)
                       --------------  --------------  --------------    --------------    --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         (24,645,516)     55,544,190     (11,271,144)       66,915,566         9,205,318      74,322,989
                       --------------  --------------  --------------    --------------    --------------  --------------
    NET CHANGE IN
     NET ASSETS           (13,491,539)     66,215,344     (10,618,401)       67,451,022        11,021,620      81,042,613
NET ASSETS -
 BEGINNING OF PERIOD      122,299,908      56,084,564      67,451,022                 -       271,285,864     190,243,251
                       --------------  --------------  --------------    --------------    --------------  --------------
NET ASSETS - END OF
 PERIOD                $  108,808,369  $  122,299,908  $   56,832,621    $   67,451,022    $  282,307,484  $  271,285,864
                       ==============  ==============  ==============    ==============    ==============  ==============

                       ---------------------------
                            RCM Global Technology
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (116,609) $     (254,306)
 Net realized gains
   (losses) from
   security
   transactions                97,946         381,206
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             834,004        (302,650)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               815,341        (175,750)
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   368,829       4,490,214
 Net investment
   division
   transfers               (3,180,548)      2,578,164
 Other net transfers         (524,936)       (548,925)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (3,336,655)      6,519,453
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            (2,521,314)      6,343,703
NET ASSETS -
 BEGINNING OF PERIOD       14,409,596       8,065,893
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   11,888,282  $   14,409,596
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------------
                        T. Rowe Price Mid-Cap Growth    T. Rowe Price Mid-Cap Growth       MFS Research International
                                  Portfolio                      Portfolio B                        Portfolio
                       ------------------------------  ------------------------------    ------------------------------
                            2005          2004 (e)          2005            2004              2005              2004
                       --------------  --------------  --------------  --------------    --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      145,776  $     (243,056) $      746,938  $   (1,284,730)   $    2,760,744    $     (593,987)
 Net realized gains
   (losses) from
   security
   transactions               767,800         153,404       2,621,226       5,705,677         6,006,290         2,942,722
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           1,764,100       3,294,803       7,739,068       6,437,152         1,866,647         6,661,756
                       --------------  --------------  --------------  --------------    --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,677,676       3,205,151      11,107,232      10,858,099        10,633,681         9,010,491
                       --------------  --------------  --------------  --------------    --------------    --------------
From capital
 transactions:
 Net purchase
   payments                    32,122         110,577      10,250,320      23,544,535           106,833           121,278
 Net investment
   division
   transfers               (2,868,333)     21,803,480        (139,913)    (17,521,893)       16,260,058         7,340,243
 Other net transfers       (1,646,752)       (921,339)     (4,651,394)     (3,724,070)      (12,493,996)       (8,690,195)
                       --------------  --------------  --------------  --------------    --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (4,482,963)     20,992,718       5,459,013       2,298,572         3,872,895        (1,228,674)
                       --------------  --------------  --------------  --------------    --------------    --------------
    NET CHANGE IN
     NET ASSETS            (1,805,287)     24,197,869      16,566,245      13,156,671        14,506,576         7,781,817
NET ASSETS -
 BEGINNING OF PERIOD       24,197,869               -      82,665,508      69,508,837        57,352,723        49,570,906
                       --------------  --------------  --------------  --------------    --------------    --------------
NET ASSETS - END OF
 PERIOD                $   22,392,582  $   24,197,869  $   99,231,753  $   82,665,508    $   71,859,299    $   57,352,723
                       ==============  ==============  ==============  ==============    ==============    ==============

                       -------------------------
                         MFS Research International
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    5,329,246  $   (1,182,735)
 Net realized gains
   (losses) from
   security
   transactions             4,449,681       9,865,452
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          10,343,895       9,993,986
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            20,122,822      18,676,703
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 9,269,734      26,349,090
 Net investment
   division
   transfers               21,295,451      24,939,970
 Other net transfers       (6,004,244)     (4,237,568)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          24,560,941      47,051,492
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            44,683,763      65,728,195
NET ASSETS -
 BEGINNING OF PERIOD      102,509,620      36,781,425
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  147,193,383  $  102,509,620
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                               Met Investors
                       ---------------------------------------------------------------------------------------------
                           AIM Small-Cap Growth           AIM Small-Cap Growth               Lazard Mid-Cap
                                 Portfolio                     Portfolio B                     Portfolio B
                       ----------------------------- ------------------------------  ------------------------------
                          2005 (c)                        2005            2004            2005            2004
                       --------------                --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $       58,851                $      608,622  $   (1,158,403) $    2,868,154  $     (792,867)
 Net realized gains
   (losses) from
   security
   transactions               160,084                     2,158,064       7,227,903       1,979,255       4,854,433
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             677,060                     5,469,684      (1,462,032)     (3,040,260)        735,429
                       --------------                --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               895,995                     8,236,370       4,607,468       1,807,149       4,796,995
                       --------------                --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    14,806                     2,297,036      21,876,945       2,318,320      14,404,656
 Net investment
   division
   transfers                5,506,017                    24,021,610     (11,806,082)     (7,084,857)    (25,018,888)
 Other net transfers         (731,523)                   (3,364,016)     (2,569,865)     (1,825,080)     (2,229,970)
                       --------------                --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           4,789,300                    22,954,630       7,500,998      (6,591,617)    (12,844,202)
                       --------------                --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS             5,685,295                    31,191,000      12,108,466      (4,784,468)     (8,047,207)
NET ASSETS -
 BEGINNING OF PERIOD                -                    56,301,565      44,193,099      36,591,722      44,638,929
                       --------------                --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    5,685,295                $   87,492,565  $   56,301,565  $   31,807,254  $   36,591,722
                       ==============                ==============  ==============  ==============  ==============

                       -------------------------------
                        Harris Oakmark International
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (368,313) $   (1,893,417)
 Net realized gains
   (losses) from
   security
   transactions             6,115,678      18,675,834
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           4,158,520       3,947,373
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             9,905,885      20,729,790
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                10,356,544      37,300,557
 Net investment
   division
   transfers              (14,734,232)    (29,431,891)
 Other net transfers       (3,921,659)     (3,344,680)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (8,299,347)      4,523,986
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS             1,606,538      25,253,776
NET ASSETS -
 BEGINNING OF PERIOD       96,251,804      70,998,028
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   97,858,342  $   96,251,804
                       ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                              Met Investors
                       -------------------------------------------------------------------------------------------
                       Third Avenue Small-Cap Value   Third Avenue Small-Cap Value   Neuberger Berman Real Estate
                                 Portfolio                     Portfolio B                     Portfolio
                       ----------------------------- ------------------------------  -----------------------------
                          2005 (c)                        2005            2004          2005 (c)
                       --------------                --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (26,033)               $   (1,173,707) $      218,061  $     (103,626)
 Net realized gains
   (losses) from
   security
   transactions                83,872                     7,240,364      15,666,452         217,081
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             621,194                     4,379,552       6,497,279       1,614,994
                       --------------                --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               679,033                    10,446,209      22,381,792       1,728,449
                       --------------                --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                     1,717                     9,799,919      32,859,139          14,289
 Net investment
   division
   transfers                3,573,343                   (13,425,571)    (33,285,088)     12,097,672
 Other net transfers         (492,212)                   (4,072,770)     (3,646,310)     (1,764,339)
                       --------------                --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           3,082,848                    (7,698,422)     (4,072,259)     10,347,622
                       --------------                --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS             3,761,881                     2,747,787      18,309,533      12,076,071
NET ASSETS -
 BEGINNING OF PERIOD                -                    89,472,332      71,162,799               -
                       --------------                --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    3,761,881                $   92,220,119  $   89,472,332  $   12,076,071
                       ==============                ==============  ==============  ==============

                       -------------------------------
                        Neuberger Berman Real Estate
                                 Portfolio B
                       ------------------------------
                            2005          2004 (e)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (630,946) $      459,689
 Net realized gains
   (losses) from
   security
   transactions             2,586,790       3,494,105
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           5,260,491       3,629,489
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             7,216,335       7,583,283
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 3,086,921       5,537,181
 Net investment
   division
   transfers               33,386,192       7,900,247
 Other net transfers       (2,210,684)     (1,141,369)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          34,262,429      12,296,059
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            41,478,764      19,879,342
NET ASSETS -
 BEGINNING OF PERIOD       19,879,342               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   61,358,106  $   19,879,342
                       ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------
                            Turner Mid-Cap Growth        Goldman Sachs Mid-Cap Value   Defensive Strategy Fund of Fund
                                 Portfolio B                     Portfolio B                     Portfolio B
                       ------------------------------  ------------------------------  ------------------------------
                            2005          2004 (e)          2005          2004 (e)          2005          2004 (f)
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      202,800  $     (256,994) $    1,541,314  $      (56,065) $     (330,853) $      320,623
 Net realized gains
   (losses) from
   security
   transactions               698,422       1,663,752       1,666,615       2,456,485         300,323             133
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              31,092       2,129,622        (947,476)      3,083,174       2,218,207         (68,764)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               932,314       3,536,380       2,260,453       5,483,594       2,187,677         251,992
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   847,343       5,026,942       6,382,790       7,257,407      15,929,517         675,227
 Net investment
   division
   transfers               (4,975,753)      8,168,886         194,228       8,931,343      31,246,796      18,662,867
 Other net transfers         (470,027)       (562,734)       (905,914)       (762,780)     (3,354,587)        (13,207)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (4,598,437)     12,633,094       5,671,104      15,425,970      43,821,726      19,324,887
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS            (3,666,123)     16,169,474       7,931,557      20,909,564      46,009,403      19,576,879
NET ASSETS -
 BEGINNING OF PERIOD       16,169,474               -      20,909,564               -      19,576,879               -
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $   12,503,351  $   16,169,474  $   28,841,121  $   20,909,564  $   65,586,282  $   19,576,879
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -------------------------------
                       Moderate Strategy Fund of Fund
                                 Portfolio B
                       ------------------------------
                            2005          2004 (f)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (450,785) $    1,338,771
 Net realized gains
   (losses) from
   security
   transactions               158,727               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           9,061,478         284,038
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             8,769,420       1,622,809
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                56,281,127      16,040,082
 Net investment
   division
   transfers               61,157,495      91,096,890
 Other net transfers       (7,801,731)             (1)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         109,636,891     107,136,971
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS           118,406,311     108,759,780
NET ASSETS -
 BEGINNING OF PERIOD      108,759,780               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  227,166,091  $  108,759,780
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Met Investors
                       ------------------------------------------------------------------------------------------
                       Balanced Strategy Fund of Fund Growth Strategy Fund of Fund   Aggressive Strategy Fund of
                                Portfolio B                    Portfolio B                Fund Portfolio B
                       ----------------------------   ----------------------------  ----------------------------
                            2005          2004 (f)         2005         2004 (f)         2005         2004 (f)
                       -------------   -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  (1,808,767)  $   2,864,056  $  (1,669,517) $   1,747,014  $    (576,547) $      85,390
 Net realized gains
   (losses) from
   security
   transactions              890,934               -        145,831              -        896,808         21,050
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         34,518,676       3,007,737     45,211,344      5,450,278     10,957,465      1,710,637
                       -------------   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           33,600,843       5,871,793     43,687,658      7,197,292     11,277,726      1,817,077
                       -------------   -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase
   payments              156,712,062      21,541,676    161,279,441     15,760,337     21,211,069      3,771,389
 Net investment
   division
   transfers             156,796,983     295,444,442    147,813,249    313,817,330     34,027,177     72,592,578
 Other net transfers     (21,222,780)       (383,737)   (19,774,563)      (238,401)    (3,740,872)      (689,822)
                       -------------   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        292,286,265     316,602,381    289,318,127    329,339,266     51,497,374     75,674,145
                       -------------   -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN
     NET ASSETS          325,887,108     322,474,174    333,005,785    336,536,558     62,775,100     77,491,222
NET ASSETS -
 BEGINNING OF PERIOD     322,474,174               -    336,536,558              -     77,491,222              -
                       -------------   -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                $ 648,361,282   $ 322,474,174  $ 669,542,343  $ 336,536,558  $ 140,266,322  $  77,491,222
                       =============   =============  =============  =============  =============  =============

                       --------------------------
                           VanKampen ComStock
                              Portfolio B
                       --------------------------
                          2005 (c)
                       -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     480,603
 Net realized gains
   (losses) from
   security
   transactions                5,000
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            685,364
                       -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            1,170,967
                       -------------
From capital
 transactions:
 Net purchase
   payments               11,436,391
 Net investment
   division
   transfers              25,557,007
 Other net transfers        (423,611)
                       -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         36,569,787
                       -------------
    NET CHANGE IN
     NET ASSETS           37,740,754
NET ASSETS -
 BEGINNING OF PERIOD               -
                       -------------
NET ASSETS - END OF
 PERIOD                $  37,740,754
                       =============

(c) For the period May 1, 2005 to December 31, 2005
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                  Met Investors
                       --------------------------------------------------------------------------------------------------------
                         Cyclical Growth ETF    Cyclical Growth and Income ETF Legg Mason Value Equity   JP Morgan Quality Bond
                               Class B                  Class B                        Class B                 Portfolio
                       ------------------------ ------------------------------ ------------------------ -----------------------
                         2005 (b)                 2005 (b)                       2005 (a)                            2004 (h)
                       ------------              ------------                  ------------                        ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     37,168             $     17,278                   $        (22)                       $  4,849,580
 Net realized gains
   (losses) from
   security
   transactions               1,075                      144                              -                           2,217,718
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           113,757                   (7,714)                        (2,748)                          5,403,114)
                       ------------              ------------                  ------------                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             152,000                    9,708                         (2,770)                          1,664,184
                       ------------              ------------                  ------------                        ------------
From capital
 transactions:
 Net purchase
   payments                 626,131                1,522,577                        338,387                             315,209
 Net investment
   division
   transfers              7,590,053                2,618,210                              -                         (65,862,133)
 Other net transfers        (24,933)                 (46,287)                             -                         (11,485,567)
                       ------------              ------------                  ------------                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         8,191,251                4,094,500                        338,387                         (77,032,491)
                       ------------              ------------                  ------------                        ------------
    NET CHANGE IN
     NET ASSETS           8,343,251                4,104,208                        335,617                         (75,368,307)
NET ASSETS -
 BEGINNING OF PERIOD              -                        -                              -                          75,368,307
                       ------------              ------------                  ------------                        ------------
NET ASSETS - END OF
 PERIOD                $  8,343,251             $  4,104,208                   $    335,617                        $          -
                       ============              ============                  ============                        ============

(a) For the period November 7, 2005 to December 31, 2005
(b) For the period September 30, 2005 to December 31, 2005
(h) For the period January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                   Met Investors
                       ----------------------------------------------------------------------------------------------------
                        JP Morgan Quality Bond    JP Morgan Select Equity  JP Morgan Select Equity    Met/Putnam Research
                              Portfolio B               Portfolio B              Portfolio B              Portfolio B
                       ------------------------  ------------------------  -----------------------  -----------------------
                                     2004 (h)                  2004 (h)                  2004 (h)                2004 (h)
                                   ------------             -------------              -----------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $  5,284,369             $     430,253              $    40,561             $   (157,539)
 Net realized gains
   (losses) from
   security
   transactions                      (4,167,917)               (4,133,552)               1,047,352                2,660,135
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       297,674                10,062,526                 (497,869)              (2,431,663)
                                   ------------             -------------              -----------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                       1,414,126                 6,359,227                  590,044                   70,933
                                   ------------             -------------              -----------             ------------
From capital
 transactions:
 Net purchase
   payments                           7,126,941                   340,763                  444,581                4,201,245
 Net investment
   division
   transfers                        (57,676,965)             (102,106,480)              (9,568,544)             (22,149,842)
 Other net transfers                 (2,355,902)              (15,481,724)                (399,170)              (1,012,587)
                                   ------------             -------------              -----------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (52,905,926)             (117,247,441)              (9,523,133)             (18,961,184)
                                   ------------             -------------              -----------             ------------
    NET CHANGE IN
     NET ASSETS                     (51,491,800)             (110,888,214)              (8,933,089)             (18,890,251)
NET ASSETS -
 BEGINNING OF PERIOD                 51,491,800               110,888,214                8,933,089               18,890,251
                                   ------------             -------------              -----------             ------------
NET ASSETS - END OF
 PERIOD                            $          -             $           -              $         -             $          -
                                   ============             =============              ===========             ============

(h) For the period January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           Russell
                       -------------------------------------------------------------------------------------
                           Multi-Style Equity           Aggressive Equity                 Non-U.S.
                                  Fund                        Fund                          Fund
                       --------------------------  --------------------------    --------------------------
                           2005          2004          2005            2004          2005          2004
                       ------------  ------------  ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (91,525) $   (257,355) $    593,061    $    189,789  $     27,655  $     78,933
 Net realized gains
   (losses) from
   security
   transactions          (1,589,591)   (1,978,156)      396,472         264,429       295,360      (350,261)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         3,472,255     5,314,451      (684,069)        625,829     1,186,758     2,696,243
                       ------------  ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,791,139     3,078,940       305,464       1,080,047     1,509,773     2,424,915
                       ------------  ------------  ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  30,478       178,724         9,050          25,937         5,439        48,750
 Net investment
   division
   transfers               (550,699)     (162,371)     (163,049)       (312,457)     (322,888)     (877,023)
 Other net transfers    (10,919,565)   (7,378,768)   (2,239,536)     (1,615,885)   (4,379,913)   (3,185,448)
                       ------------  ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (11,439,786)   (7,362,415)   (2,393,535)     (1,902,405)   (4,697,362)   (4,013,721)
                       ------------  ------------  ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS          (9,648,647)   (4,283,475)   (2,088,071)       (822,358)   (3,187,589)   (1,588,806)
NET ASSETS -
 BEGINNING OF PERIOD     39,185,661    43,469,136     8,807,286       9,629,644    16,017,662    17,606,468
                       ------------  ------------  ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 29,537,014  $ 39,185,661  $  6,719,215    $  8,807,286  $ 12,830,073  $ 16,017,662
                       ============  ============  ============    ============  ============  ============

                       -------------------------
                                Core Bond
                                  Fund
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    689,402  $    704,177
 Net realized gains
   (losses) from
   security
   transactions              67,013       180,145
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (625,342)      (93,968)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             131,073       790,354
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   5,279        50,809
 Net investment
   division
   transfers                364,714      (360,293)
 Other net transfers     (4,910,548)   (5,281,016)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (4,540,555)   (5,590,500)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          (4,409,482)   (4,800,146)
NET ASSETS -
 BEGINNING OF PERIOD     23,779,833    28,579,979
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 19,370,351  $ 23,779,833
                       ============  ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                   Russell                                                           AIM
                       ------------------------------  ---------------------------------------------------------------
                                 Real Estate                       Capital                         Capital
                               Securities Fund                Appreciation Fund              Appreciation Fund B
                       ------------------------------  ------------------------------  ------------------------------
                            2005            2004            2005            2004            2005            2004
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      313,859  $      241,696  $     (341,887) $     (418,828) $      (12,063) $      (12,342)
 Net realized gains
   (losses) from
   security
   transactions               481,094         307,357      (2,412,448)     (2,982,537)          9,275          43,052
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (431,668)        467,631       4,400,679       4,731,811          64,010          (2,249)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               363,285       1,016,684       1,646,344       1,330,446          61,222          28,461
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                     7,192          39,153          58,118          63,518          45,712          30,528
 Net investment
   division
   transfers                  (96,759)       (122,303)     (2,134,857)     (2,550,410)         42,827         (70,232)
 Other net transfers         (909,928)       (500,717)     (4,085,955)     (3,227,490)        (17,332)        (68,950)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions            (999,495)       (583,867)     (6,162,694)     (5,714,382)         71,207        (108,654)
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS              (636,210)        432,817      (4,516,350)     (4,383,936)        132,429         (80,193)
NET ASSETS -
 BEGINNING OF PERIOD        3,860,845       3,428,028      28,901,239      33,285,175         805,445         885,638
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    3,224,635  $    3,860,845  $   24,384,889  $   28,901,239  $      937,874  $      805,445
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -------------------------------
                                International
                                 Growth Fund
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (44,042) $      (40,440)
 Net realized gains
   (losses) from
   security
   transactions               514,556         342,965
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             482,458         783,799
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               952,972       1,086,324
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    60,594          12,369
 Net investment
   division
   transfers                1,033,134        (196,277)
 Other net transfers       (1,069,308)       (598,835)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions              24,420        (782,743)
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS               977,392         303,581
NET ASSETS -
 BEGINNING OF PERIOD        5,689,463       5,385,882
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $    6,666,855  $    5,689,463
                       ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                             AIM
                       -------------------------------------------------------------------------------
                          International Growth           Premier Equity             Premier Equity
                                 Fund B                       Fund                      Fund B
                       --------------------------  --------------------------  -----------------------
                           2005          2004        2005 (d)        2004                   2004 (g)
                       ------------  ------------  ------------  ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (19,266) $     (3,244) $     (6,872) $   (243,514)            $     (6,246)
 Net realized gains
   (losses) from
   security
   transactions             173,194         7,833        27,125   (23,619,770)                 147,228
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           647,230        79,188       (77,376)   22,753,492                 (176,849)
                       ------------  ------------  ------------  ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             801,158        83,777       (57,123)   (1,109,792)                 (35,867)
                       ------------  ------------  ------------  ------------             ------------
From capital
 transactions:
 Net purchase
   payments               1,880,235       102,345         2,564        56,482                  115,746
 Net investment
   division
   transfers              3,609,731        80,847    (1,375,590)  (48,496,209)              (1,353,613)
 Other net transfers       (126,795)       (2,476)      (12,678)   (1,610,631)                 (36,090)
                       ------------  ------------  ------------  ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         5,363,171       180,716    (1,385,704)  (50,050,358)              (1,273,957)
                       ------------  ------------  ------------  ------------             ------------
    NET CHANGE IN
     NET ASSETS           6,164,329       264,493    (1,442,827)  (51,160,150)              (1,309,824)
NET ASSETS -
 BEGINNING OF PERIOD        530,469       265,976     1,442,827    52,602,977                1,309,824
                       ------------  ------------  ------------  ------------             ------------
NET ASSETS - END OF
 PERIOD                $  6,694,798  $    530,469  $          -  $  1,442,827             $          -
                       ============  ============  ============  ============             ============

                                Alliance
                       --------------------------
                          Bernstein Real Estate
                          Investment Portfolio
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (59,280) $    130,820
 Net realized gains
   (losses) from
   security
   transactions           6,099,204     1,400,139
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (6,651,283)    2,377,347
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (611,359)    3,908,306
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  67,047        91,294
 Net investment
   division
   transfers            (13,332,135)   (1,147,781)
 Other net transfers       (582,602)   (1,673,062)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (13,847,690)   (2,729,549)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS         (14,459,049)    1,178,757
NET ASSETS -
 BEGINNING OF PERIOD     14,459,049    13,280,292
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $ 14,459,049
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                      Alliance
                       ----------------------------------------------------------------------------------
                       Bernstein Real Estate Investment      Premier Growth           Premier Growth
                               Portfolio B                     Portfolio               Portfolio B
                       -------------------------------  -----------------------  -----------------------
                         2005 (d)           2004                     2004 (g)                 2004 (g)
                        ------------     ------------              ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (198,628)    $    322,337               $   (169,592)            $   (415,845)
 Net realized gains
   (losses) from
   security
   transactions          15,184,933        2,228,991                (19,202,285)               1,466,964
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments       (16,834,042)       9,159,306                 18,545,197               (3,373,114)
                        ------------     ------------              ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,847,737)      11,710,634                   (826,680)              (2,321,995)
                        ------------     ------------              ------------             ------------
From capital
 transactions:
 Net purchase
   payments                 637,940        4,753,856                    189,934                6,595,077
 Net investment
   division
   transfers            (42,488,392)      (4,939,227)               (34,643,857)             (79,889,820)
 Other net transfers       (660,900)      (1,689,281)                (1,169,564)              (1,105,427)
                        ------------     ------------              ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (42,511,352)      (1,874,652)               (35,623,487)             (74,400,170)
                        ------------     ------------              ------------             ------------
    NET CHANGE IN
     NET ASSETS         (44,359,089)       9,835,982                (36,450,167)             (76,722,165)
NET ASSETS -
 BEGINNING OF PERIOD     44,359,089       34,523,107                 36,450,167               76,722,165
                        ------------     ------------              ------------             ------------
NET ASSETS - END OF
 PERIOD                $          -     $ 44,359,089               $                        $          -
                        ============     ============              ============             ============

                       ------------------------
                         Bernstein Small-Cap
                             Portfolio B
                       -----------------------
                                    2004 (g)
                                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $    (10,398)
 Net realized gains
   (losses) from
   security
   transactions                        593,152
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                     (565,412)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         17,342
                                  ------------
From capital
 transactions:
 Net purchase
   payments                             21,418
 Net investment
   division
   transfers                        (2,164,385)
 Other net transfers                   (21,521)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (2,164,488)
                                  ------------
    NET CHANGE IN
     NET ASSETS                     (2,147,146)
NET ASSETS -
 BEGINNING OF PERIOD                 2,147,146
                                  ------------
NET ASSETS - END OF
 PERIOD                           $          -
                                  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                 Alliance                     Liberty
                       ---------------------------  ---------------------------
                             Bernstein Value             Newport Tiger Fund
                               Portfolio B                Variable Series
                       ---------------------------  ---------------------------
                                       2004 (g)                     2004 (g)
                                    --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                    $       (5,437)              $       (3,012)
 Net realized gains
   (losses) from
   security
   transactions                            216,151                       98,477
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (210,955)                    (101,754)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                               (241)                      (6,289)
                                    --------------               --------------
From capital
 transactions:
 Net purchase
   payments                                 10,250                          205
 Net investment
   division
   transfers                            (1,160,886)                    (606,780)
 Other net transfers                       (13,200)                     (38,991)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (1,163,836)                    (645,566)
                                    --------------               --------------
    NET CHANGE IN
     NET ASSETS                         (1,164,077)                    (651,855)
NET ASSETS -
 BEGINNING OF PERIOD                     1,164,077                      651,855
                                    --------------               --------------
NET ASSETS - END OF
 PERIOD                             $            -               $            -
                                    ==============               ==============

                                             Goldman Sachs
                       --------------------------------------------------------
                            Growth and Income           International Equity
                                   Fund                         Fund
                       ---------------------------  ---------------------------
                                       2004 (g)                     2004 (g)
                                    --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                    $      (21,453)              $       (9,411)
 Net realized gains
   (losses) from
   security
   transactions                           (118,226)                    (525,927)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                          224,005                      483,225
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             84,326                      (52,113)
                                    --------------               --------------
From capital
 transactions:
 Net purchase
   payments                                  1,397                          444
 Net investment
   division
   transfers                            (4,438,165)                  (1,892,851)
 Other net transfers                      (153,060)                     (97,820)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (4,589,828)                  (1,990,227)
                                    --------------               --------------
    NET CHANGE IN
     NET ASSETS                         (4,505,502)                  (2,042,340)
NET ASSETS -
 BEGINNING OF PERIOD                     4,505,502                    2,042,340
                                    --------------               --------------
NET ASSETS - END OF
 PERIOD                             $            -               $            -
                                    ==============               ==============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                        Scudder II
                       -----------------------------------------------------------------------------------
                            Small-Cap Growth          Government Securities      Dreman Small-Cap Value
                                Portfolio                   Portfolio                   Portfolio
                       --------------------------  --------------------------  --------------------------
                           2005          2004          2005          2004        2005 (d)        2004
                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (23,773) $    (28,014) $     70,713  $     60,899  $    368,275  $    (21,207)
 Net realized gains
   (losses) from
   security
   transactions            (195,522)     (189,425)       10,285        31,407     1,138,549       760,552
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           299,744       386,880       (59,816)      (38,108)   (1,746,039)      225,199
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              80,449       169,441        21,182        54,198      (239,215)      964,544
                       ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  45,703        20,412         9,163         2,740        42,783        21,990
 Net investment
   division
   transfers               (109,515)     (133,613)     (188,166)     (439,935)   (3,802,535)   (1,309,405)
 Other net transfers       (328,884)     (249,568)     (333,783)     (380,162)     (225,977)     (965,891)
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (392,696)     (362,769)     (512,786)     (817,357)   (3,985,729)   (2,253,306)
                       ------------  ------------  ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (312,247)     (193,328)     (491,604)     (763,159)   (4,224,944)   (1,288,762)
NET ASSETS -
 BEGINNING OF PERIOD      1,918,049     2,111,377     2,237,156     3,000,315     4,224,944     5,513,706
                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  1,605,802  $  1,918,049  $  1,745,552  $  2,237,156  $          -  $  4,224,944
                       ============  ============  ============  ============  ============  ============

                       ------------------------
                       Dreman High Return Equity
                              Portfolio
                       -----------------------
                                     2004 (g)
                                   ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $      3,057
 Net realized gains
   (losses) from
   security
   transactions                          29,617
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (32,985)
                                   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            (311)
                                   ------------
From capital
 transactions:
 Net purchase
   payments                                   -
 Net investment
   division
   transfers                           (222,282)
 Other net transfers                    (13,907)
                                   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (236,189)
                                   ------------
    NET CHANGE IN
     NET ASSETS                        (236,500)
NET ASSETS -
 BEGINNING OF PERIOD                    236,500
                                   ------------
NET ASSETS - END OF
 PERIOD                            $          -
                                   ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                             MFS
                       -----------------------------------------------------------------------------------
                             Investors Trust               High Income                 High Income
                                Series B                     Series                     Series B
                       --------------------------  --------------------------  --------------------------
                           2005          2004        2005 (d)        2004        2005 (d)        2004
                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (158,010) $   (172,078) $    473,984  $    309,225  $  2,744,630  $  1,256,674
 Net realized gains
   (losses) from
   security
   transactions             266,055        39,401      (372,497)      (17,051)      490,586       277,422
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           527,707     1,372,535      (347,120)      329,910    (4,705,540)    1,473,366
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             635,752     1,239,858      (245,633)      622,084    (1,470,324)    3,007,462
                       ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  24,255        83,525        28,282        71,348     1,103,358     5,389,826
 Net investment
   division
   transfers             (1,594,811)   (3,983,539)   (7,408,703)     (529,541)  (43,713,090)    2,200,898
 Other net transfers       (717,657)   (1,041,872)     (572,397)   (1,689,660)     (740,276)   (1,802,656)
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (2,288,213)   (4,941,886)   (7,952,818)   (2,147,853)  (43,350,008)    5,788,068
                       ------------  ------------  ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS          (1,652,461)   (3,702,028)   (8,198,451)   (1,525,769)  (44,820,332)    8,795,530
NET ASSETS -
 BEGINNING OF PERIOD     14,391,711    18,093,739     8,198,451     9,724,220    44,820,332    36,024,802
                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 12,739,250  $ 14,391,711  $          -  $  8,198,451  $          -  $ 44,820,332
                       ============  ============  ============  ============  ============  ============

                       ---------------------------
                             Investors Trust
                                 Series
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     14,091  $   (146,651)
 Net realized gains
   (losses) from
   security
   transactions          (1,788,294)     (864,173)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           997,464     2,702,730
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (776,739)    1,691,906
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                 118,833       187,155
 Net investment
   division
   transfers            (17,351,601)   (1,450,111)
 Other net transfers       (947,139)   (2,853,364)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (18,179,907)   (4,116,320)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS         (18,956,646)   (2,424,414)
NET ASSETS -
 BEGINNING OF PERIOD     18,956,646    21,381,060
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $ 18,956,646
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MFS
                       ------------------------------------------------------------------------------------
                              New Discovery               New Discovery                  Bond
                                 Series                     Series B                    Series
                       --------------------------  --------------------------  ------------------------
                         2005 (d)        2004        2005 (d)        2004                       2004 (g)
                       ------------  ------------  ------------  ------------                 ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (31,031) $   (103,402) $   (227,253) $   (647,634)                $     48,257
 Net realized gains
   (losses) from
   security
   transactions            (402,280)      (12,906)    1,073,833       132,697                       30,549
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (588,203)      388,789    (7,845,305)    3,090,909                      (76,482)
                       ------------  ------------  ------------  ------------                 ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,021,514)      272,481    (6,998,725)    2,575,972                        2,324
                       ------------  ------------  ------------  ------------                 ------------
From capital
 transactions:
 Net purchase
   payments                  85,433       107,209       500,699     6,477,295                          450
 Net investment
   division
   transfers             (6,262,784)      511,478   (44,589,556)    5,727,983                     (912,465)
 Other net transfers       (189,155)     (925,059)     (688,280)   (1,813,519)                    (106,878)
                       ------------  ------------  ------------  ------------                 ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (6,366,506)     (306,372)  (44,777,137)   10,391,759                   (1,018,893)
                       ------------  ------------  ------------  ------------                 ------------
    NET CHANGE IN
     NET ASSETS          (7,388,020)      (33,891)  (51,775,862)   12,967,731                   (1,016,569)
NET ASSETS -
 BEGINNING OF PERIOD      7,388,020     7,421,911    51,775,862    38,808,131                    1,016,569
                       ------------  ------------  ------------  ------------                 ------------
NET ASSETS - END OF
 PERIOD                $          -  $  7,388,020  $          -  $ 51,775,862                 $          -
                       ============  ============  ============  ============                 ============

                       ---------------------
                               Research
                                Series
                       -----------------------
                                    2004 (g)
                                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $     60,002
 Net realized gains
   (losses) from
   security
   transactions                     (4,238,927)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                    4,316,676
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                        137,751
                                  ------------
From capital
 transactions:
 Net purchase
   payments                             20,347
 Net investment
   division
   transfers                       (10,195,745)
 Other net transfers                  (384,245)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                  (10,559,643)
                                  ------------
    NET CHANGE IN
     NET ASSETS                    (10,421,892)
NET ASSETS -
 BEGINNING OF PERIOD                10,421,892
                                  ------------
NET ASSETS - END OF
 PERIOD                           $          -
                                  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                        MFS
                       -----------------------------------------------------------------------------------------------------
                               Research              Emerging Growth           Emerging Growth          Strategic Income
                               Series B                  Series                   Series B                   Series
                       -----------------------  ------------------------  ------------------------  ------------------------
                                    2004 (g)                  2004 (g)                  2004 (g)                  2004 (g)
                                  ------------              ------------              ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $      5,171              $    (54,941)             $     (5,675)             $     76,359
 Net realized gains
   (losses) from
   security
   transactions                         81,723                (5,546,123)                   26,660                    68,190
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      (70,128)                5,701,490                   (20,337)                 (145,014)
                                  ------------              ------------              ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         16,766                   100,426                       648                      (465)
                                  ------------              ------------              ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              1,322                    92,109                    48,291                         -
 Net investment
   division
   transfers                        (1,418,020)              (11,531,875)               (1,059,941)               (1,704,277)
 Other net transfers                    (9,857)                 (413,873)                   (7,611)                  (35,485)
                                  ------------              ------------              ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (1,426,555)              (11,853,639)               (1,019,261)               (1,739,762)
                                  ------------              ------------              ------------              ------------
    NET CHANGE IN
     NET ASSETS                     (1,409,789)              (11,753,213)               (1,018,613)               (1,740,227)
NET ASSETS -
 BEGINNING OF PERIOD                 1,409,789                11,753,213                 1,018,613                 1,740,227
                                  ------------              ------------              ------------              ------------
NET ASSETS - END OF
 PERIOD                           $          -              $          -              $          -              $          -
                                  ============              ============              ============              ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                  MFS                                                      MetLife
                       -------------------------  -----------------------------------------------------------
                            Strategic Income              Davis Venture                 Davis Venture
                                Series B                  Value Fund A                  Value Fund E
                       -------------------------  ----------------------------  ----------------------------
                                      2004 (g)         2005           2004           2005           2004
                                   -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $     303,364  $     (29,668) $     (20,454) $  (2,826,840) $  (3,131,747)
 Net realized gains
   (losses) from
   security
   transactions                          (44,494)        67,046         25,332      7,153,719     18,739,059
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (284,913)       330,152        254,756     18,190,742     13,292,529
                                   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                          (26,043)       367,530        259,634     22,517,621     28,899,841
                                   -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase
   payments                              328,132        159,970         28,193     30,545,339     75,903,636
 Net investment
   division
   transfers                          (6,001,197)     1,973,479      1,577,766     (8,270,953)    12,077,125
 Other net transfers                     (53,042)      (598,747)      (602,690)   (13,309,698)   (10,537,994)
                                   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                     (5,726,107)     1,534,702      1,003,269      8,964,688     77,442,767
                                   -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN
     NET ASSETS                       (5,752,150)     1,902,232      1,262,903     31,482,309    106,342,608
NET ASSETS -
 BEGINNING OF PERIOD                   5,752,150      3,035,481      1,772,578    271,119,928    164,777,320
                                   -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                            $           -  $   4,937,713  $   3,035,481  $ 302,602,237  $ 271,119,928
                                   =============  =============  =============  =============  =============

                       -----------------------------
                          Harris Oakmark Focused
                                  Value B
                       ----------------------------
                            2005           2004
                       -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (590,384) $    (680,207)
 Net realized gains
   (losses) from
   security
   transactions            5,491,280     12,587,608
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          1,518,195     (3,550,531)
                       -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            6,419,091      8,356,870
                       -------------  -------------
From capital
 transactions:
 Net purchase
   payments                4,922,747     36,667,545
 Net investment
   division
   transfers             (17,365,984)   (51,899,556)
 Other net transfers      (4,195,887)    (4,424,544)
                       -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (16,639,124)   (19,656,555)
                       -------------  -------------
    NET CHANGE IN
     NET ASSETS          (10,220,033)   (11,299,685)
NET ASSETS -
 BEGINNING OF PERIOD      99,304,225    110,603,910
                       -------------  -------------
NET ASSETS - END OF
 PERIOD                $  89,084,192  $  99,304,225
                       =============  =============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MetLife
                       ---------------------------------------------------------------------------------
                            Jennison Growth            Jennison Growth           MFS Investors Trust
                               Portfolio                 Portfolio B                  Series B
                       ------------------------- --------------------------  --------------------------
                         2005 (c)                    2005          2004          2005          2004
                       ------------              ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,128)             $ (1,220,996) $ (1,500,826) $   (500,948) $   (498,066)
 Net realized gains
   (losses) from
   security
   transactions               4,833                 2,960,718     7,611,191     1,311,138     1,897,970
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            59,472                 7,204,007     1,439,585     1,173,339     2,165,902
                       ------------              ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              61,177                 8,943,729     7,549,950     1,983,529     3,565,806
                       ------------              ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                       -                 6,293,478    30,427,958       525,091     4,873,392
 Net investment
   division
   transfers                309,126                (5,258,800)  (15,148,675)   (3,517,084)   (8,245,072)
 Other net transfers        (25,393)               (3,392,563)   (3,729,454)   (2,179,825)   (1,858,570)
                       ------------              ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           283,733                (2,357,885)   11,549,829    (5,171,818)   (5,230,250)
                       ------------              ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS             344,910                 6,585,844    19,099,779    (3,188,289)   (1,664,444)
NET ASSETS -
 BEGINNING OF PERIOD              -                79,365,969    60,266,190    42,439,328    44,103,772
                       ------------              ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $    344,910              $ 85,951,813  $ 79,365,969  $ 39,251,039  $ 42,439,328
                       ============              ============  ============  ============  ============

                       ---------------------------
                            MFS Total Return
                                Series A
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     76,034  $     75,116
 Net realized gains
   (losses) from
   security
   transactions              73,009         4,911
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           (61,640)      283,500
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              87,403       363,527
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  77,543        17,255
 Net investment
   division
   transfers              1,392,501     2,232,610
 Other net transfers     (1,190,881)     (422,629)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           279,163     1,827,236
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS             366,566     2,190,763
NET ASSETS -
 BEGINNING OF PERIOD      4,660,924     2,470,161
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $  5,027,490  $  4,660,924
                       ============  ============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       ---------------------------------------------------------------------------------------------
                            MFS Total Return           Capital Guardian U.S. Equity   Capital Guardian U.S. Equity
                                Series B                        Series A                       Series B
                       --------------------------      --------------------------     --------------------------
                           2005            2004            2005           2004            2005           2004
                       ------------    ------------    ------------   ------------    ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    653,876    $    445,200    $ (1,250,232)  $   (155,885)   $   (872,261)  $    (90,101)
 Net realized gains
   (losses) from
   security
   transactions             161,534         109,646         922,088        149,458         738,619        241,126
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           164,415       2,183,681       3,664,328      4,051,741       3,643,515      3,698,143
                       ------------    ------------    ------------   ------------    ------------   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             979,825       2,738,527       3,336,184      4,045,314       3,509,873      3,849,168
                       ------------    ------------    ------------   ------------    ------------   ------------
From capital
 transactions:
 Net purchase
   payments               8,080,006       6,274,112         327,114        122,576       7,471,734      9,980,814
 Net investment
   division
   transfers             18,686,605      12,422,650      (2,388,784)    99,510,725      13,404,560     24,890,472
 Other net transfers     (3,727,919)     (1,904,996)    (19,771,721)    (2,763,026)     (5,293,194)    (2,257,479)
                       ------------    ------------    ------------   ------------    ------------   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        23,038,692      16,791,766     (21,833,391)    96,870,275      15,583,100     32,613,807
                       ------------    ------------    ------------   ------------    ------------   ------------
    NET CHANGE IN
     NET ASSETS          24,018,517      19,530,293     (18,497,207)   100,915,589      19,092,973     36,462,975
NET ASSETS -
 BEGINNING OF PERIOD     36,175,326      16,645,033     103,465,965      2,550,376      63,549,045     27,086,070
                       ------------    ------------    ------------   ------------    ------------   ------------
NET ASSETS - END OF
 PERIOD                $ 60,193,843    $ 36,175,326    $ 84,968,758   $103,465,965    $ 82,642,018   $ 63,549,045
                       ============    ============    ============   ============    ============   ============

                       -----------------
                       Putnam International Stock
                                Portfolio
                       --------------------------
                           2005            2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,138)   $       (758)
 Net realized gains
   (losses) from
   security
   transactions              22,541          (3,631)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            45,088          64,881
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              64,491          60,492
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                       -             353
 Net investment
   division
   transfers                  2,766         153,976
 Other net transfers       (101,851)        (33,567)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           (99,085)        120,762
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS             (34,594)        181,254
NET ASSETS -
 BEGINNING OF PERIOD        439,823         258,569
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $    405,229    $    439,823
                       ============    ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                         MetLife
                       ----------------------------------------------------------------------------------------------
                       Putnam International Stock        BlackRock Money Market         BlackRock Money Market
                               Portfolio B                      Portfolio                     Portfolio B
                       --------------------------      --------------------------      -------------------------
                           2005            2004            2005            2004          2005 (c)
                       ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (124,222)   $    (17,147)   $    245,561    $    (88,845)   $    377,766
 Net realized gains
   (losses) from
   security
   transactions             547,476         547,968               -               -               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         1,424,394       1,289,222               -               -               -
                       ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,847,648       1,820,043         245,561         (88,845)        377,766
                       ------------    ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments                 368,073         631,476         349,024         102,896       8,735,210
 Net investment
   division
   transfers             (1,063,029)     (2,067,305)      7,079,445      12,135,455      42,748,906
 Other net transfers       (528,517)       (593,144)    (13,535,864)    (13,746,495)     (8,735,095)
                       ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (1,223,473)     (2,028,973)     (6,107,395)     (1,508,144)     42,749,021
                       ------------    ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS             624,175        (208,930)     (5,861,834)     (1,596,989)     43,126,787
NET ASSETS -
 BEGINNING OF PERIOD     12,911,839      13,120,769      20,502,724      22,099,713               -
                       ------------    ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                $ 13,536,014    $ 12,911,839    $ 14,640,890    $ 20,502,724    $ 43,126,787
                       ============    ============    ============    ============    ============

                       -------------
                              Stock Index
                               Portfolio
                       -------------------------
                         2005 (c)
                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (6,466)
 Net realized gains
   (losses) from
   security
   transactions               8,220
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            53,450
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              55,204
                       ------------
From capital
 transactions:
 Net purchase
   payments                       -
 Net investment
   division
   transfers                706,011
 Other net transfers       (116,331)
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           589,680
                       ------------
    NET CHANGE IN
     NET ASSETS             644,884
NET ASSETS -
 BEGINNING OF PERIOD              -
                       ------------
NET ASSETS - END OF
 PERIOD                $    644,884
                       ============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       -----------------------------------------------------------------------------------------
                               Stock Index              BlackRock Bond Income         BlackRock Bond Income
                               Portfolio B                     Class A                       Class B
                       --------------------------    --------------------------    --------------------------
                           2005            2004          2005          2004 (e)        2005        2004 (f)
                       ------------    ------------  ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (123,012)   $   (283,472) $    389,224    $    (99,591) $    295,507  $     (1,839)
 Net realized gains
   (losses) from
   security
   transactions           1,443,952         728,516        44,626          45,709        (8,203)            -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (300,970)      2,043,752      (338,353)        435,451      (218,314)        5,119
                       ------------    ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,019,970       2,488,796        95,497         381,569        68,990         3,280
                       ------------    ------------  ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments               3,442,075       8,592,198       132,546          50,645     4,891,645       494,854
 Net investment
   division
   transfers             (1,415,776)        421,264     1,200,036      11,058,738    15,765,797     1,499,434
 Other net transfers     (1,810,617)     (1,183,488)   (1,540,899)     (1,631,146)     (557,866)      (18,981)
                       ------------    ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           215,682       7,829,974      (208,317)      9,478,237    20,099,576     1,975,307
                       ------------    ------------  ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS           1,235,652      10,318,770      (112,820)      9,859,806    20,168,566     1,978,587
NET ASSETS -
 BEGINNING OF PERIOD     34,452,591      24,133,821     9,859,806               -     1,978,587             -
                       ------------    ------------  ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 35,688,243    $ 34,452,591  $  9,746,986    $  9,859,806  $ 22,147,153  $  1,978,587
                       ============    ============  ============    ============  ============  ============

                       ---------------------
                        BlackRock Strategic Value
                                 Class B
                       --------------------------
                           2005          2004 (e)
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    251,138    $    (18,791)
 Net realized gains
   (losses) from
   security
   transactions             148,858           1,749
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (327,669)        565,008
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              72,327         547,966
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                 230,222         820,325
 Net investment
   division
   transfers               (951,205)      3,671,497
 Other net transfers       (247,244)        (37,531)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (968,227)      4,454,291
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS            (895,900)      5,002,257
NET ASSETS -
 BEGINNING OF PERIOD      5,002,257               -
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $  4,106,357    $  5,002,257
                       ============    ============

(e) For the period May 3, 2004 to December 31, 2004
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MetLife
                       ----------------------------------------------------------------------------------------------
                       Franklin Templeton Small-Cap   Salomon Brothers Strategic Bond Salomon Brothers Strategic Bond
                               Portfolio B                      Class A                         Class B
                       --------------------------     ------------------------------  ------------------------------
                           2005         2004 (e)          2005          2004 (e)          2005          2004 (e)
                       ------------   ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     94,592   $     (8,503)   $     52,758    $    (13,980)   $    179,533    $    (55,304)
 Net realized gains
   (losses) from
   security
   transactions              64,621        (18,748)         26,275          12,753          40,980          29,066
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           795,326        181,578         (57,075)         85,943        (165,413)        329,131
                       ------------   ------------     ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             954,539        154,327          21,958          84,716          55,100         302,893
                       ------------   ------------     ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments               4,703,337        298,859             694           4,932         227,188          39,946
 Net investment
   division
   transfers             11,473,659      1,239,045         217,716       1,517,266         (14,703)      5,097,012
 Other net transfers       (438,414)             -        (256,302)       (198,821)       (303,693)       (227,816)
                       ------------   ------------     ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        15,738,582      1,537,904         (37,892)      1,323,377         (91,208)      4,909,142
                       ------------   ------------     ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS          16,693,121      1,692,231         (15,934)      1,408,093         (36,108)      5,212,035
NET ASSETS -
 BEGINNING OF PERIOD      1,692,231              -       1,408,093               -       5,212,035               -
                       ------------   ------------     ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                $ 18,385,352   $  1,692,231    $  1,392,159    $  1,408,093    $  5,175,927    $  5,212,035
                       ============   ============     ============    ============    ============    ============

                       -----------------------
                           Salomon Brothers
                        U.S. Government Class B
                       -------------------------
                         2005 (c)
                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $       (414)
 Net realized gains
   (losses) from
   security
   transactions                 (16)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments               180
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                (250)
                       ------------
From capital
 transactions:
 Net purchase
   payments                  36,435
 Net investment
   division
   transfers                 32,126
 Other net transfers           (290)
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions            68,271
                       ------------
    NET CHANGE IN
     NET ASSETS              68,021
NET ASSETS -
 BEGINNING OF PERIOD              -
                       ------------
NET ASSETS - END OF
 PERIOD                $     68,021
                       ============

(c) For the period May 1, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       ---------------------------------------------------------------------------------------
                         T. Rowe Price Small-Cap     T. Rowe Price Small-Cap         T. Rowe Price Large-Cap
                                 Class A                     Class B                         Class A
                       --------------------------  --------------------------      --------------------------
                           2005        2004 (e)        2005          2004 (e)          2005        2004 (e)
                       ------------  ------------  ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (66,459) $    (43,385) $   (101,438)   $    (63,206)   $   (127,173) $   (142,368)
 Net realized gains
   (losses) from
   security
   transactions             150,084       (20,164)      101,783         (31,343)        334,741        19,431
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           342,376       393,320       625,374         572,874         521,196     1,559,340
                       ------------  ------------  ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             426,001       329,771       625,719         478,325         728,764     1,436,403
                       ------------  ------------  ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   9,474         2,009       146,510         169,628         137,763        72,755
 Net investment
   division
   transfers                545,705     4,944,405      (280,492)      6,707,088         642,907    16,546,638
 Other net transfers       (962,936)     (364,607)     (272,363)       (180,915)     (3,220,455)   (1,333,409)
                       ------------  ------------  ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (407,757)    4,581,807      (406,345)      6,695,801      (2,439,785)   15,285,984
                       ------------  ------------  ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS              18,244     4,911,578       219,374       7,174,126      (1,711,021)   16,722,387
NET ASSETS -
 BEGINNING OF PERIOD      4,911,578             -     7,174,126               -      16,722,387             -
                       ------------  ------------  ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $  4,929,822  $  4,911,578  $  7,393,500    $  7,174,126    $ 15,011,366  $ 16,722,387
                       ============  ============  ============    ============    ============  ============

                       -----------------------
                         T. Rowe Price Large-Cap
                                 Class B
                       --------------------------
                           2005        2004 (e)
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (388,635) $   (175,551)
 Net realized gains
   (losses) from
   security
   transactions              36,255         5,689
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         2,542,545     2,579,088
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           2,190,165     2,409,226
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments               6,195,024     3,688,250
 Net investment
   division
   transfers              8,355,082    23,345,411
 Other net transfers     (1,548,793)     (481,893)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        13,001,313    26,551,768
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          15,191,478    28,960,994
NET ASSETS -
 BEGINNING OF PERIOD     28,960,994             -
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 44,152,472  $ 28,960,994
                       ============  ============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                 MetLife
                       -------------------------------------------------------------------------------------------
                        Oppenheimer Global     Met/Putnam Voyager           Met/Putnam Voyager          MFS Research
                          Equity Class B            Portfolio                  Portfolio B               Managers B
                       --------------------- ----------------------      -----------------------    --------------------
                        2005 (c)              2005 (d)        2004         2005 (d)      2004                     2004 (g)
                       ----------            ----------    ----------    -----------  ----------                 ----------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  (12,752)           $       75    $   (4,544)   $    (3,480) $  (34,771)                $     (205)
 Net realized gains
   (losses) from
   security
   transactions             3,423                 7,097         5,697       (141,378)     18,633                      9,938
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         295,446               (33,883)        8,834       (356,116)    267,425                     (9,945)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           286,117               (26,711)        9,987       (500,974)    251,287                       (212)
                       ----------            ----------    ----------    -----------  ----------                 ----------
From capital
 transactions:
 Net purchase
   payments             1,076,461                     -           942        657,074   1,363,576                     28,440
 Net investment
   division
   transfers            3,980,598              (310,921)       13,655     (5,450,620)  2,569,850                   (155,381)
 Other net transfers      (44,526)               (3,130)      (60,429)       (78,674)   (295,182)                      (679)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       5,012,533              (314,051)      (45,832)    (4,872,220)  3,638,244                   (127,620)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    NET CHANGE IN
     NET ASSETS         5,298,650              (340,762)      (35,845)    (5,373,194)  3,889,531                   (127,832)
NET ASSETS -
 BEGINNING OF PERIOD            -               340,762       376,607      5,373,194   1,483,663                    127,832
                       ----------            ----------    ----------    -----------  ----------                 ----------
NET ASSETS - END OF
 PERIOD                $5,298,650            $        -    $  340,762    $         -  $5,373,194                 $        -
                       ==========            ==========    ==========    ===========  ==========                 ==========

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                      Oppenheimer
                       ----------------------------------------------------------------------------------------
                          Capital Appreciation       Main Street Growth & Income           High Income
                                  Fund                         Fund                           Fund
                       --------------------------    --------------------------     ------------------------
                         2005 (d)          2004                       2004 (g)                    2004 (g)
                       ------------    ------------                 ------------                ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     32,463    $    (87,983)                $     35,089                $    158,110
 Net realized gains
   (losses) from
   security
   transactions            (778,664)       (348,018)                  (1,194,726)                   (341,298)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           368,397         831,308                    1,113,828                     223,695
                       ------------    ------------                 ------------                ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (377,804)        395,307                      (45,809)                     40,507
                       ------------    ------------                 ------------                ------------
From capital
 transactions:
 Net purchase
   payments                  10,203          29,844                       16,496                       2,135
 Net investment
   division
   transfers             (6,902,660)       (457,124)                  (9,175,000)                 (2,797,334)
 Other net transfers       (349,846)     (1,594,494)                    (233,886)                   (396,051)
                       ------------    ------------                 ------------                ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (7,242,303)     (2,021,774)                  (9,392,390)                 (3,191,250)
                       ------------    ------------                 ------------                ------------
    NET CHANGE IN
     NET ASSETS          (7,620,107)     (1,626,467)                  (9,438,199)                 (3,150,743)
NET ASSETS -
 BEGINNING OF PERIOD      7,620,107       9,246,574                    9,438,199                   3,150,743
                       ------------    ------------                 ------------                ------------
NET ASSETS - END OF
 PERIOD                $          -    $  7,620,107                 $          -                $          -
                       ============    ============                 ============                ============

                       ------------------
                                 Bond
                                 Fund
                       ------------------------
                                        2004 (g)
                                      ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $    503,517
 Net realized gains
   (losses) from
   security
   transactions                           (380,242)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (114,789)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              8,486
                                      ------------
From capital
 transactions:
 Net purchase
   payments                                109,614
 Net investment
   division
   transfers                           (11,690,334)
 Other net transfers                      (571,654)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (12,152,374)
                                      ------------
    NET CHANGE IN
     NET ASSETS                        (12,143,888)
NET ASSETS -
 BEGINNING OF PERIOD                    12,143,888
                                      ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                      ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                              Oppenheimer                                                Putnam
                       ------------------------    ---------------------------------------------------------------
                            Strategic Bond              Growth and Income               Growth and Income
                               Fund (g)                       Fund                           Fund B
                       ------------------------    --------------------------      --------------------------
                                     2004 (g)          2005            2004            2005            2004
                                   ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $    148,724    $     82,224    $     97,768    $      5,783    $      3,307
 Net realized gains
   (losses) from
   security
   transactions                          49,705           4,251        (399,273)         70,780          71,371
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      (199,403)        585,928       2,152,078         112,709         215,402
                                   ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            (974)        672,403       1,850,573         189,272         290,080
                                   ------------    ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments                               1,775         202,690         213,039         652,792         429,564
 Net investment
   division
   transfers                         (3,105,844)       (628,806)     (1,088,840)        817,759         404,360
 Other net transfers                   (349,925)     (3,060,786)     (3,504,005)       (142,060)       (210,905)
                                   ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                    (3,453,994)     (3,486,902)     (4,379,806)      1,328,491         623,019
                                   ------------    ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS                      (3,454,968)     (2,814,499)     (2,529,233)      1,517,763         913,099
NET ASSETS -
 BEGINNING OF PERIOD                  3,454,968      19,778,623      22,307,856       3,525,865       2,612,766
                                   ------------    ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                            $          -    $ 16,964,124    $ 19,778,623    $  5,043,628    $  3,525,865
                                   ============    ============    ============    ============    ============

                       -------------------
                                  Vista
                                  Fund
                       --------------------------
                           2005            2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (76,079)   $    (78,129)
 Net realized gains
   (losses) from
   security
   transactions            (435,786)       (642,916)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         1,064,374       1,609,899
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             552,509         888,854
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                  61,878          22,444
 Net investment
   division
   transfers                 35,372        (282,742)
 Other net transfers       (873,169)       (664,653)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (775,919)       (924,951)
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS            (223,410)        (36,097)
NET ASSETS -
 BEGINNING OF PERIOD      5,726,427       5,762,524
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $  5,503,017    $  5,726,427
                       ============    ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           Putnam
                       -----------------------------------------------------------------------------------------
                                  Vista                     Equity Income               International Growth
                                 Fund B                        Fund B                           Fund
                       --------------------------    --------------------------      --------------------------
                           2005          2004            2005            2004          2005 (d)        2004
                       ------------  ------------    ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (10,217) $    (12,944)   $    156,031    $    (62,415)   $    231,356  $     80,864
 Net realized gains
   (losses) from
   security
   transactions              73,065        30,209          64,711          37,250      (1,008,003)     (923,980)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (3,213)      108,535         712,596         990,165         251,221     3,478,127
                       ------------  ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              59,635       125,800         933,338         965,000        (525,426)    2,635,011
                       ------------  ------------    ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  38,213        74,631       3,507,755       2,749,442         236,432       222,350
 Net investment
   division
   transfers               (285,489)      (55,933)      9,908,371       5,737,192     (18,594,155)   (2,760,836)
 Other net transfers        (39,821)      (18,320)     (1,424,612)       (439,787)       (958,794)   (2,628,502)
                       ------------  ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (287,097)          378      11,991,514       8,046,847     (19,316,517)   (5,166,988)
                       ------------  ------------    ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS            (227,462)      126,178      12,924,852       9,011,847     (19,841,943)   (2,531,977)
NET ASSETS -
 BEGINNING OF PERIOD        889,827       763,649      11,601,025       2,589,178      19,841,943    22,373,920
                       ------------  ------------    ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $    662,365  $    889,827    $ 24,525,877    $ 11,601,025    $          -  $ 19,841,943
                       ============  ============    ============    ============    ============  ============

                       ---------------------
                          International Equity
                                 Fund B
                       --------------------------
                         2005 (d)          2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    340,522    $     82,279
 Net realized gains
   (losses) from
   security
   transactions           8,095,526       2,782,666
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (9,459,367)      2,003,275
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,023,319)      4,868,220
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                  17,497       2,061,023
 Net investment
   division
   transfers            (35,754,796)    (17,316,331)
 Other net transfers       (579,328)     (2,000,116)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (36,316,627)    (17,255,424)
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS         (37,339,946)    (12,387,204)
NET ASSETS -
 BEGINNING OF PERIOD     37,339,946      49,727,150
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $          -    $ 37,339,946
                       ============    ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                       Putnam
                       --------------------------------------------------------------------------------------
                               New Value                    New Value         International New Opportunities
                                 Fund                        Fund B                     Fund
                       ------------------------     ------------------------  ------------------------------
                                        2004 (g)                  2004 (g)                     2004 (g)
                                      ------------              ------------                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $      9,737              $      2,595                 $     14,535
 Net realized gains
   (losses) from
   security
   transactions                            209,994                    94,869                     (115,242)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (211,156)                  (94,396)                      81,952
                                      ------------              ------------                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              8,575                     3,068                      (18,755)
                                      ------------              ------------                  ------------
From capital
 transactions:
 Net purchase
   payments                                      -                     2,714                        3,339
 Net investment
   division
   transfers                            (1,683,306)                 (710,961)                  (2,014,108)
 Other net transfers                       (41,975)                  (11,466)                     (43,137)
                                      ------------              ------------                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (1,725,281)                 (719,713)                  (2,053,906)
                                      ------------              ------------                  ------------
    NET CHANGE IN
     NET ASSETS                         (1,716,706)                 (716,645)                  (2,072,661)
NET ASSETS -
 BEGINNING OF PERIOD                     1,716,706                   716,645                    2,072,661
                                      ------------              ------------                  ------------
NET ASSETS - END OF
 PERIOD                               $          -              $          -                 $          -
                                      ============              ============                  ============

                       ----------------------------
                       International New Opportunities
                                Fund B
                       ------------------------------
                                        2004 (g)
                                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $      1,407
 Net realized gains
   (losses) from
   security
   transactions                             62,013
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                          (65,338)
                                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             (1,918)
                                       ------------
From capital
 transactions:
 Net purchase
   payments                                  2,225
 Net investment
   division
   transfers                              (307,355)
 Other net transfers                        (3,780)
                                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                         (308,910)
                                       ------------
    NET CHANGE IN
     NET ASSETS                           (310,828)
NET ASSETS -
 BEGINNING OF PERIOD                       310,828
                                       ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                       ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Templeton
                       -------------------------------------------------------------------------------------------
                            Growth Securities               Growth Securities            Foreign Securities
                                  Fund                           Fund B                         Fund
                       --------------------------      --------------------------    --------------------------
                           2005            2004            2005            2004          2005          2004
                       ------------    ------------    ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,848)   $     (3,272)   $     (4,412)   $     (2,730) $    (12,145) $    (36,532)
 Net realized gains
   (losses) from
   security
   transactions              62,326         (31,651)         39,470          30,423       562,740       218,158
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           130,159         427,844         103,364         242,639       709,690     2,066,245
                       ------------    ------------    ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             188,637         392,921         138,422         270,332     1,260,285     2,247,871
                       ------------    ------------    ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  16,885          15,529             196          10,202       170,092       180,793
 Net investment
   division
   transfers               (320,521)        179,053         (86,854)       (168,621)      346,154     1,115,848
 Other net transfers       (523,738)       (331,818)        (96,024)       (109,952)   (2,226,727)   (2,220,730)
                       ------------    ------------    ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (827,374)       (137,236)       (182,682)       (268,371)   (1,710,481)     (924,089)
                       ------------    ------------    ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (638,737)        255,685         (44,260)          1,961      (450,196)    1,323,782
NET ASSETS -
 BEGINNING OF PERIOD      3,058,094       2,802,409       2,031,588       2,029,627    15,157,187    13,833,405
                       ------------    ------------    ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  2,419,357    $  3,058,094    $  1,987,328    $  2,031,588  $ 14,706,991  $ 15,157,187
                       ============    ============    ============    ============  ============  ============

                       -------------------
                           Foreign Securities
                                 Fund B
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (137,678) $   (103,317)
 Net realized gains
   (losses) from
   security
   transactions             397,028       158,207
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         3,886,589     5,005,428
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           4,145,939     5,060,318
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments               5,679,505     7,739,584
 Net investment
   division
   transfers              4,997,903    15,217,343
 Other net transfers     (1,972,705)     (881,950)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         8,704,703    22,074,977
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          12,850,642    27,135,295
NET ASSETS -
 BEGINNING OF PERIOD     40,437,228    13,301,933
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 53,287,870  $ 40,437,228
                       ============  ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                  Templeton
                       -------------------------------------------------------------------------------------------------------
                       Developing Markets Securities   Developing Markets Securities                  Global Income Securities
                                  Fund                           Fund B                                         Fund
                       ----------------------------    ----------------------------                   ------------------------
                           2005            2004            2005            2004                               2004 (g)
                       ------------    ------------    ------------    ------------                   ------------------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      1,239    $     39,750    $    (69,927)   $     83,822                         $     (5,775)
 Net realized gains
   (losses) from
   security
   transactions           1,038,603         442,815       1,557,317         422,937                              267,870
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           919,555       1,147,052       7,313,822       5,677,415                             (287,913)
                       ------------    ------------    ------------    ------------                         ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,959,397       1,629,617       8,801,212       6,184,174                              (25,818)
                       ------------    ------------    ------------    ------------                         ------------
From capital
 transactions:
 Net purchase
   payments                  94,712          66,300       3,514,291       4,756,452                                    -
 Net investment
   division
   transfers                 94,271        (301,430)     (1,893,900)      1,310,968                           (1,144,319)
 Other net transfers     (1,694,015)       (894,146)     (1,546,626)     (1,128,888)                            (123,624)
                       ------------    ------------    ------------    ------------                         ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (1,505,032)     (1,129,276)         73,765       4,938,532                           (1,267,943)
                       ------------    ------------    ------------    ------------                         ------------
    NET CHANGE IN
     NET ASSETS             454,365         500,341       8,874,977      11,122,706                           (1,293,761)
NET ASSETS -
 BEGINNING OF PERIOD      8,529,866       8,029,525      34,333,100      23,210,394                            1,293,761
                       ------------    ------------    ------------    ------------                         ------------
NET ASSETS - END OF
 PERIOD                $  8,984,231    $  8,529,866    $ 43,208,077    $ 34,333,100                         $          -
                       ============    ============    ============    ============                         ============

                       ----------------------------
                                  Global Income Securities
                                           Fund B
                                  ------------------------
                                          2004 (g)
                                  ------------------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                        $     (1,913)
 Net realized gains
   (losses) from
   security
   transactions                              100,364
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                           (108,700)
                                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              (10,249)
                                        ------------
From capital
 transactions:
 Net purchase
   payments                                        -
 Net investment
   division
   transfers                                (454,554)
 Other net transfers                          (7,488)
                                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                           (462,042)
                                        ------------
    NET CHANGE IN
     NET ASSETS                             (472,291)
NET ASSETS -
 BEGINNING OF PERIOD                         472,291
                                        ------------
NET ASSETS - END OF
 PERIOD                                 $          -
                                        ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                    Templeton
                       ---------------------------------------------------------------------------------------------------
                          Franklin Small-Cap       Franklin Small-Cap    Mutual Shares Securities Mutual Shares Securities
                                 Fund                    Fund B                    Fund                    Fund B
                       -----------------------  -----------------------  -----------------------  ------------------------
                                    2004 (g)                 2004 (g)                 2004 (g)                  2004 (g)
                                  ------------             ------------             ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $    (22,951)            $    (31,985)            $    (50,741)             $   (123,399)
 Net realized gains
   (losses) from
   security
   transactions                       (401,504)                 680,139                1,231,279                 3,011,035
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      446,555                 (655,847)              (1,032,976)               (2,564,400)
                                  ------------             ------------             ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         22,100                   (7,693)                 147,562                   323,236
                                  ------------             ------------             ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              5,867                  742,488                   19,749                 1,072,888
 Net investment
   division
   transfers                        (4,803,016)              (6,504,364)             (10,426,468)              (25,603,949)
 Other net transfers                  (221,894)                 (78,344)                (464,518)                 (343,457)
                                  ------------             ------------             ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (5,019,043)              (5,840,220)             (10,871,237)              (24,874,518)
                                  ------------             ------------             ------------              ------------
    NET CHANGE IN
     NET ASSETS                     (4,996,943)              (5,847,913)             (10,723,675)              (24,551,282)
NET ASSETS -
 BEGINNING OF PERIOD                 4,996,943                5,847,913               10,723,675                24,551,282
                                  ------------             ------------             ------------              ------------
NET ASSETS - END OF
 PERIOD                           $          -             $          -             $          -              $          -
                                  ============             ============             ============              ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                            Templeton
                       --------------------------------------------------
                       Franklin Large-Cap Growth Franklin Large-Cap Growth
                            Securities Fund          Securities Fund B
                       ------------------------  ------------------------
                                     2004 (g)                  2004 (g)
                                   ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $    (23,220)             $    (27,855)
 Net realized gains
   (losses) from
   security
   transactions                      (1,311,157)                  259,185
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                     1,343,957                  (229,028)
                                   ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                           9,580                     2,302
                                   ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              21,718                     3,756
 Net investment
   division
   transfers                         (4,818,146)               (6,457,642)
 Other net transfers                   (303,893)                  (58,226)
                                   ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                    (5,100,321)               (6,512,112)
                                   ------------              ------------
    NET CHANGE IN
     NET ASSETS                      (5,090,741)               (6,509,810)
NET ASSETS -
 BEGINNING OF PERIOD                  5,090,741                 6,509,810
                                   ------------              ------------
NET ASSETS - END OF
 PERIOD                            $          -              $          -
                                   ============              ============

                                              Fidelity
                       ------------------------------------------------------
                                 Growth                      Growth
                                Portfolio                  Portfolio B
                       --------------------------  --------------------------
                           2005          2004          2005          2004
                       ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (16,418) $    (26,474) $   (748,858) $   (397,859)
 Net realized gains
   (losses) from
   security
   transactions            (245,998)     (179,954)      148,182       142,572
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           329,766       234,529     3,656,142     2,144,088
                       ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              67,350        28,101     3,055,466     1,888,801
                       ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   3,633        10,715     9,831,862     9,588,061
 Net investment
   division
   transfers               (288,816)      (55,832)   11,510,087    27,918,416
 Other net transfers       (376,087)     (256,729)   (2,634,502)     (974,721)
                       ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (661,270)     (301,846)   18,707,447    36,531,756
                       ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (593,920)     (273,745)   21,762,913    38,420,557
NET ASSETS -
 BEGINNING OF PERIOD      2,195,610     2,469,355    50,560,476    12,139,919
                       ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  1,601,690  $  2,195,610  $ 72,323,389  $ 50,560,476
                       ============  ============  ============  ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Fidelity
                       ---------------------------------------------------------------------------------------------
                          Growth Opportunities               Growth & Income                  Equity Income
                                Portfolio                       Portfolio                       Portfolio
                       --------------------------      --------------------------      --------------------------
                           2005            2004            2005            2004            2005          2004
                       ------------    ------------    ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (1,622)   $     (4,039)   $      6,004    $     (9,101)   $     66,777  $     10,947
 Net realized gains
   (losses) from
   security
   transactions             (36,102)        (44,412)        (43,995)        (39,851)         22,714         5,029
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            64,126          72,280         108,688         127,414         (22,186)      149,761
                       ------------    ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              26,402          23,829          70,697          78,462          67,305       165,737
                       ------------    ------------    ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   6,350             350           5,625           7,080             200         7,434
 Net investment
   division
   transfers                (19,186)        (31,854)       (106,368)       (102,688)         31,893        49,899
 Other net transfers       (122,773)        (70,883)       (609,193)       (249,672)       (333,403)     (384,669)
                       ------------    ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (135,609)       (102,387)       (709,936)       (345,280)       (301,310)     (327,336)
                       ------------    ------------    ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS            (109,207)        (78,558)       (639,239)       (266,818)       (234,005)     (161,599)
NET ASSETS -
 BEGINNING OF PERIOD        456,684         535,242       1,933,085       2,199,903       1,747,546     1,909,145
                       ------------    ------------    ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $    347,477    $    456,684    $  1,293,846    $  1,933,085    $  1,513,541  $  1,747,546
                       ============    ============    ============    ============    ============  ============

                       -----------------
                               Contrafund
                                Portfolio
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (4,458) $    (33,995)
 Net realized gains
   (losses) from
   security
   transactions             257,472           122
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (362,488)      423,007
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (109,474)      389,134
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   1,240         5,280
 Net investment
   division
   transfers             (3,058,650)       76,107
 Other net transfers        (77,828)     (678,291)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (3,135,238)     (596,904)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          (3,244,712)     (207,770)
NET ASSETS -
 BEGINNING OF PERIOD      3,244,712     3,452,482
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $  3,244,712
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                              Fidelity                                         American Century
                       ------------------------------------------------------  ------------------------------------------------
                              Equity Income                High Income            Income and Growth          International
                               Portfolio B                 Portfolio B                   Fund                     Fund
                       --------------------------  --------------------------  -----------------------  -----------------------
                           2005          2004        2005 (d)        2004                   2004 (g)                 2004 (g)
                       ------------  ------------  ------------  ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    258,806  $      5,907  $     59,063  $     52,992             $    674,902             $        505
 Net realized gains
   (losses) from
   security
   transactions             351,620       221,824          (812)       20,166                7,155,292                   68,265
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (324,603)      345,554       (89,057)      (11,431)              (7,391,255)                 (65,734)
                       ------------  ------------  ------------  ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             285,823       573,285       (30,806)       61,727                  438,939                    3,036
                       ------------  ------------  ------------  ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                 431,296       801,996         5,659       112,316                  256,727                        -
 Net investment
   division
   transfers               (245,521)    1,240,049      (746,117)      (55,858)             (75,082,661)                (672,406)
 Other net transfers       (466,709)     (293,286)      (81,280)      (97,341)              (1,131,260)                  (6,781)
                       ------------  ------------  ------------  ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (280,934)    1,748,759      (821,738)      (40,883)             (75,957,194)                (679,187)
                       ------------  ------------  ------------  ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS               4,889     2,322,044      (852,544)       20,844              (75,518,255)                (676,151)
NET ASSETS -
 BEGINNING OF PERIOD      7,370,945     5,048,901       852,544       831,700               75,518,255                  676,151
                       ------------  ------------  ------------  ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                $  7,375,834  $  7,370,945  $          -  $    852,544             $          -             $          -
                       ============  ============  ============  ============             ============             ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                           American Century                                                Dreyfus
                       ------------------------       -----------------------------------------------------------
                                 Value                        Stock Index                   Stock Index
                                 Fund                            Fund                         Fund B
                       ------------------------       --------------------------    --------------------------
                                        2004 (g)        2005 (d)          2004        2005 (d)          2004
                                      ------------    ------------    ------------  ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $    198,243    $       (550)   $      3,022  $     (4,491)   $     (4,066)
 Net realized gains
   (losses) from
   security
   transactions                          2,551,824         (43,265)        (71,890)      340,574          50,504
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (2,303,445)          9,291         138,503      (458,314)        160,239
                                      ------------    ------------    ------------  ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            446,622         (34,524)         69,635      (122,231)        206,677
                                      ------------    ------------    ------------  ------------    ------------
From capital
 transactions:
 Net purchase
   payments                                 52,150               -               -             -             390
 Net investment
   division
   transfers                           (16,089,481)       (784,946)        (85,651)   (2,496,593)       (340,175)
 Other net transfers                      (241,452)        (12,717)        (32,143)      (25,941)        (24,005)
                                      ------------    ------------    ------------  ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (16,278,783)       (797,663)       (117,794)   (2,522,534)       (363,790)
                                      ------------    ------------    ------------  ------------    ------------
    NET CHANGE IN
     NET ASSETS                        (15,832,161)       (832,187)        (48,159)   (2,644,765)       (157,113)
NET ASSETS -
 BEGINNING OF PERIOD                    15,832,161         832,187         880,346     2,644,765       2,801,878
                                      ------------    ------------    ------------  ------------    ------------
NET ASSETS - END OF
 PERIOD                               $          -    $          -    $    832,187  $          -    $  2,644,765
                                      ============    ============    ============  ============    ============

                       ---------------------
                           Disciplined Stock
                               Portfolio
                       ------------------------
                                        2004 (g)
                                      ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $       (506)
 Net realized gains
   (losses) from
   security
   transactions                            (25,365)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                           23,270
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             (2,601)
                                      ------------
From capital
 transactions:
 Net purchase
   payments                                      -
 Net investment
   division
   transfers                              (113,416)
 Other net transfers                          (235)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                         (113,651)
                                      ------------
    NET CHANGE IN
     NET ASSETS                           (116,252)
NET ASSETS -
 BEGINNING OF PERIOD                       116,252
                                      ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                      ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

                                                         Dreyfus                                           Invesco
                       --------------------------------------------------------------------------  -----------------------
                           Disciplined Stock       Capital Appreciation     Capital Appreciation           Dynamics
                              Portfolio B               Portfolio               Portfolio B                  Fund
                       ------------------------  -----------------------  -----------------------  -----------------------
                                     2004 (g)                 2004 (g)                 2004 (g)                 2004 (g)
                                   ------------             ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $     (1,356)            $    (22,222)            $    (93,656)            $   (143,744)
 Net realized gains
   (losses) from
   security
   transactions                           3,492                 (434,320)               1,401,721                1,812,574
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                        (7,375)                 476,958               (1,236,158)              (1,350,743)
                                   ------------             ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                          (5,239)                  20,416                   71,907                  318,087
                                   ------------             ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                                   -                    3,487                   75,826                   99,499
 Net investment
   division
   transfers                           (281,466)              (4,967,878)             (19,342,074)             (29,352,996)
 Other net transfers                     (6,992)                 (70,114)                (340,502)                (460,181)
                                   ------------             ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (288,458)              (5,034,505)             (19,606,750)             (29,713,678)
                                   ------------             ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS                        (293,697)              (5,014,089)             (19,534,843)             (29,395,591)
NET ASSETS -
 BEGINNING OF PERIOD                    293,697                5,014,089               19,534,843               29,395,591
                                   ------------             ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                            $          -             $          -             $          -             $          -
                                   ============             ============             ============             ============

(g) For the period January 1, 2004 to April 30, 2004

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                              Invesco                                           PIMCO
                       --------------------  --------------------------------------------------------------------------
                            High Yield              High Yield               Low Duration         StocksPLUS Growth and
                               Fund                  Portfolio                 Portfolio            Income Portfolio
                       --------------------  ------------------------  ------------------------  ----------------------
                                  2004 (g)       2005         2004         2005         2004        2005        2004
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                $   365,717  $   392,133  $   229,666  $   165,904  $     1,786  $   11,798  $    3,890
 Net realized gains
   (losses) from
   security
   transactions                    (939,762)      35,062       90,761        6,770       65,147      25,203         (59)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                   620,775     (119,198)      (1,269)    (226,130)     (21,090)     (6,904)    122,281
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                      46,730      307,997      319,158      (53,456)      45,843      30,097     126,112
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net purchase
   payments                             690    2,050,058      629,715      321,501    1,573,921      13,271     167,186
 Net investment
   division
   transfers                     (3,440,279)   5,637,030   (1,245,310)    (937,057)  (2,174,309)   (107,847)    103,137
 Other net transfers                (49,596)    (330,911)    (256,442)    (623,971)    (790,724)    (90,807)    (39,831)
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                (3,489,185)   7,356,177     (872,037)  (1,239,527)  (1,391,112)   (185,383)    230,492
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    NET CHANGE IN
     NET ASSETS                  (3,442,455)   7,664,174     (552,879)  (1,292,983)  (1,345,269)   (155,286)    356,604
NET ASSETS -
 BEGINNING OF PERIOD              3,442,455    4,215,670    4,768,549   11,692,980   13,038,249   1,585,771   1,229,167
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS - END OF
 PERIOD                         $         -  $11,879,844  $ 4,215,670  $10,399,997  $11,692,980  $1,430,485  $1,585,771
                                ===========  ===========  ===========  ===========  ===========  ==========  ==========

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                  PIMCO                                Scudder I                           First American
                       --------------------------  -------------------------------------------------  -----------------------
                              Total Return               International            International            Equity Income
                                Portfolio                  Portfolio               Portfolio B              Portfolio B
                       --------------------------  ------------------------  -----------------------  -----------------------
                           2005          2004                    2004 (g)                 2004 (g)                 2004 (g)
                       ------------  ------------              ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  1,038,643  $    632,598              $     20,007             $     45,278             $    (45,470)
 Net realized gains
   (losses) from
   security
   transactions             394,850       248,093                (1,080,227)               1,183,914                  750,768
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (1,112,817)      240,987                 1,089,607               (1,103,543)                (704,443)
                       ------------  ------------              ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             320,676     1,121,678                    29,387                  125,649                      855
                       ------------  ------------              ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                   9,119       332,724                     1,784                   48,958                    7,575
 Net investment
   division
   transfers             (3,680,889)      260,832                (2,445,994)              (9,409,091)             (12,118,606)
 Other net transfers     (2,856,011)   (2,664,856)                  (31,472)                (174,259)              (5,176,642)
                       ------------  ------------              ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (6,527,781)   (2,071,300)               (2,475,682)              (9,534,392)             (17,287,673)
                       ------------  ------------              ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS          (6,207,105)     (949,622)               (2,446,295)              (9,408,743)             (17,286,818)
NET ASSETS -
 BEGINNING OF PERIOD     34,640,594    35,590,216                 2,446,295                9,408,743               17,286,818
                       ------------  ------------              ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                $ 28,433,489  $ 34,640,594              $          -             $          -             $          -
                       ============  ============              ============             ============             ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION:
   MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. MLI is a direct subsidiary of MetLife Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of ten investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2005:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Met/Putnam Capital Opportunities Portfolio
                  Met/Putnam Capital Opportunities Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Janus Aggressive Growth Portfolio
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  RCM Global Technology Portfolio B
                  T. Rowe Price Mid-Cap Growth Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small-Cap Growth Portfolio
                  AIM Small-Cap Growth Portfolio B
                  Lazard Mid Cap Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small-Cap Value Portfolio
                  Third Avenue Small-Cap Value Portfolio B
                  Neuberger Berman Real Estate Portfolio
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B

             Met Investors Series Trust (Met Investors), continued:
              Defensive Strategy Fund of Fund B
              Moderate Strategy Fund of Fund B
              Balanced Strategy Fund of Fund B
              Growth Strategy Fund of Fund B
              Aggressive Strategy Fund of Fund B
              VanKampen ComStock Portfolio B
              Cyclical Growth ETF Class B
              Cyclical Growth and Income ETF Class B
              Legg Mason Value Equity Class B
             Russell Insurance Funds (Russell):
              Multi-Style Equity Fund
              Aggressive Equity Fund
              Non-U.S. Fund
              Core Bond Fund
              Real Estate Securities Fund
             AIM Variable Insurance Funds, Inc. (AIM):
              Capital Appreciation Fund
              Capital Appreciation Fund B
              International Growth Fund
              International Growth Fund B
             Scudder Variable Series II (Scudder II):
              Small-Cap Growth Portfolio
              Government Securities Portfolio
             MFS Variable Insurance Trust (MFS):
              Investors Trust Series B
             Metropolitan Series, Inc. (MetLife):
              Davis Venture Value Fund A
              Davis Venture Value Fund E
              Harris Oakmark Focused Value B
              Jennison Growth Portfolio
              Jennison Growth Portfolio B
              MFS Investors Trust Series B
              MFS Total Return Series A

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

                Metropolitan Series, Inc. (MetLife), continued:
                 MFS Total Return Series B
                 Capital Guardian U.S. Equity Series A
                 Capital Guardian U.S. Equity Series B
                 Putnam International Stock Portfolio A
                 Putnam International Stock Portfolio B
                 BlackRock Money Market Portfolio
                 BlackRock Money Market Portfolio B
                 Stock Index Portfolio
                 Stock Index Portfolio B
                 BlackRock Bond Income Class A
                 BlackRock Bond Income Class B
                 BlackRock Strategic Value Class B
                 Franklin Templeton Small-Cap Portfolio B
                 Salomon Brothers Strategic Bond Class A
                 Salomon Brothers Strategic Bond Class B
                 Salomon Brothers U.S. Government Class B
                 T. Rowe Price Small-Cap Class A
                 T. Rowe Price Small-Cap Class B
                 T. Rowe Price Large-Cap Class A
                 T. Rowe Price Large-Cap Class B
                 Oppenheimer Global Equity Class B
                Putnam Variable Trust (Putnam):
                 Growth and Income Fund
                 Growth and Income Fund B

       Putnam Variable Trust (Putnam), continued:
        Vista Fund
        Vista Fund B
        Equity Income Fund B
       Franklin Templeton Variable Insurance Products Trust (Templeton):
        Growth Securities Fund
        Growth Securities Fund B
        Foreign Securities Fund
        Foreign Securities Fund B
        Developing Markets Securities Fund
        Developing Markets Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Growth Portfolio
        Growth Portfolio B
        Growth Opportunities Portfolio
        Growth & Income Portfolio
        Equity Income Portfolio
        Equity Income Portfolio B
       PIMCO Variable Insurance Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth and Income Portfolio
        Total Return Portfolio

   The following sub-accounts changed names during the year ended December 31, 2005:

Met Investors - Met/Aim Mid-Cap Core Portfolio B to Lazard Mid-Cap Portfolio B
Met Investors - PIMCO Innovation Portfolio B to RCM Global Technology Portfolio B
MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
MetLife Series - SSR Bond Income Class A to BlackRock Bond Income Class A
MetLife Series - SSR Bond Income Class B to BlackRock Bond Income Class B
MetLife Series - SSR Aurora Class B to BlackRock Strategic Value Class B

   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

Year Ended December 31, 2005:                             Date Ceased Operations
-----------------------------                             ----------------------
   Met Investors PIMCO Money Market Portfolio B               April 29, 2005
   AIM Premier Equity Fund                                    April 29, 2005
   Alliance Bernstein Real Estate Investment Portfolio        April 29, 2005
   Alliance Bernstein Real Estate Investment Portfolio B      April 29, 2005
   Scudder II Dreman Small-Cap Value Portfolio                April 29, 2005
   MFS High Income Series                                     April 29, 2005
   MFS High Income Series B                                   April 29, 2005
   MFS Investors Trust Series                                 April 29, 2005
   MFS New Discovery Series                                   April 29, 2005
   MFS New Discovery Series B                                 April 29, 2005
   MetLife Met/Putnam Voyager Portfolio A                     April 29, 2005
   MetLife Met/Putnam Voyager Portfolio B                     April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004, continued:

   Year Ended December 31, 2005, continued:           Date Ceased Operations
   ----------------------------------------           ----------------------
      Oppenheimer Capital Appreciation Fund               April 29, 2005
      Putnam International Growth Fund                    April 29, 2005
      Putnam International Equity Fund B                  April 29, 2005
      Fidelity Contrafund Portfolio                       April 29, 2005
      Fidelity High Income Portfolio B                    April 29, 2005
      Dreyfus Stock Index Fund                            April 29, 2005
      Dreyfus Stock Index Fund B                          April 29, 2005

   Year Ended December 31, 2004:
   -----------------------------
      AIM Premier Equity Fund B                           April 30, 2004
      Alliance Premier Growth Portfolio                   April 30, 2004
      Alliance Premier Growth Portfolio B                 April 30, 2004
      Alliance Bernstein Small-Cap Portfolio B            April 30, 2004
      Alliance Bernstein Value Portfolio B                April 30, 2004
      Liberty Newport Tiger Fund, Variable Series         April 30, 2004
      Goldman Sachs Growth and Income Fund                April 30, 2004
      Goldman Sachs International Equity Fund             April 30, 2004
      Scudder II Dreman High Return Equity Portfolio      April 30, 2004
      MFS Bond Series                                     April 30, 2004
      MFS Research Series                                 April 30, 2004
      MFS Research Series B                               April 30, 2004
      MFS Emerging Growth Series                          April 30, 2004
      MFS Emerging Growth Series B                        April 30, 2004
      MFS Strategic Income Series                         April 30, 2004
      MFS Strategic Income Series B                       April 30, 2004
      MetLife MFS Research Managers B                     April 30, 2004
      Oppenheimer Main Street Growth and Income Fund      April 30, 2004
      Oppenheimer High Income Fund                        April 30, 2004
      Oppenheimer Bond Fund                               April 30, 2004
      Oppenheimer Strategic Bond Fund                     April 30, 2004
      Putnam New Value                                    April 30, 2004
      Putnam New Value B                                  April 30, 2004
      Putnam International New Opportunities              April 30, 2004
      Putnam International New Opportunities B            April 30, 2004
      Templeton Global Income Securities Fund             April 30, 2004
      Templeton Global Income Securities Fund B           April 30, 2004
      Franklin Small-Cap Fund                             April 30, 2004
      Franklin Small-Cap Fund B                           April 30, 2004
      Franklin Mutual Shares Securities Fund              April 30, 2004
      Franklin Mutual Shares Securities Fund B            April 30, 2004
      Franklin Large-Cap Growth Securities Fund           April 30, 2004
      Franklin Large-Cap Growth Securities Fund B         April 30, 2004
      American Century Income & Growth Fund               April 30, 2004
      American Century International Fund                 April 30, 2004
      American Century Value Fund                         April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2005 and 2004, continued:

  Year Ended December 31, 2005, continued:              Date Ceased Operations
  ----------------------------------------              ----------------------
     Dreyfus Disciplined Stock Portfolio                   April 30, 2004
     Dreyfus Disciplined Stock Portfolio B                 April 30, 2004
     Dreyfus Capital Appreciation Portfolio                April 30, 2004
     Dreyfus Capital Appreciation Portfolio B              April 30, 2004
     INVESCO Dynamics Fund                                 April 30, 2004
     INVESCO High Yield Fund                               April 30, 2004
     Scudder I International Portfolio                     April 30, 2004
     Scudder I International Portfolio B                   April 30, 2004
     FAIP Equity Income Class B                            April 30, 2004
     Met Investors JP Morgan Quality Bond Portfolio       November 19, 2004
     Met Investors JP Morgan Quality Bond Portfolio B     November 19, 2004
     Met Investors JP Morgan Select Equity Portfolio      November 19, 2004
     Met Investors JP Morgan Select Equity Portfolio B    November 19, 2004
     Met Investors Met Putnam Research Portfolio B        November 19, 2004

   The following sub-accounts began operations during the years ended December 31, 2005 and 2004:

Year Ended December 31, 2005:                                Date Began Operations
-----------------------------                                ---------------------
   Met Investors AIM Small-Cap Growth Portfolio                  May 1, 2005
   Met Investors Third Avenue Small-Cap Value Portfolio          May 1, 2005
   Met Investors Neuberger Berman Real Estate Portfolio          May 1, 2005
   Met Investors VanKampen ComStock Portfolio B                  May 1, 2005
   MetLife Jennison Growth Portfolio                             May 1, 2005
   MetLife BlackRock Money Market Portfolio B                    May 1, 2005
   MetLife Stock Index Portfolio                                 May 1, 2005
   MetLife Salomon Brothers U.S. Government Class B              May 1, 2005
   MetLife Oppnenheimer Global Equity Class B                    May 1, 2005
   Met Investors Cyclical Growth and Income ETF Class B       September 30, 2005
   Met Investors Cyclical Growth ETF Class B                  September 30, 2005
   Met Investors Legg Mason Value Equity Class B               November 7, 2005

Year Ended December 31, 2004:
-----------------------------
   Met Investors Oppenheimer Capital Appreciation Portfolio      May 3, 2004
   Met Investors Janus Aggressive Growth Portfolio               May 3, 2004
   Met Investors PIMCO Total Return Portfolio                    May 3, 2004
   Met Investors T. Rowe Price Mid-Cap Growth Portfolio          May 3, 2004
   Met Investors Neuberger Berman Real Estate Portfolio B        May 3, 2004
   Met Investors Turner Mid-Cap Growth Portfolio B               May 3, 2004
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B         May 3, 2004
   MetLife SSR Bond Income Class A                               May 3, 2004
   MetLife SSR Aurora Class B                                    May 3, 2004
   MetLife Franklin Templeton Small-Cap Portfolio B              May 3, 2004
   MetLife Salomon Brothers Strategic Bond Class A               May 3, 2004
   MetLife Salomon Brothers Strategic Bond Class B               May 3, 2004
   MetLife T. Rowe Price Small-Cap Class A                       May 3, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts began operations during the years ended December 31, 2005 and 2004, continued:

   Year Ended December 31, 2004, continued:             Date Began Operations
   ----------------------------------------             ---------------------
      MetLife T. Rowe Price Small-Cap Class B                May 3, 2004
      MetLife T. Rowe Price Large-Cap Class A                May 3, 2004
      MetLife T. Rowe Price Large-Cap Class B                May 3, 2004
      Met Investors Defensive Strategy Fund of Fund B     November 22, 2004
      Met Investors Moderate Strategy Fund of Fund B      November 22, 2004
      Met Investors Balanced Strategy Fund of Fund B      November 22, 2004
      Met Investors Growth Strategy Fund of Fund B        November 22, 2004
      Met Investors Aggressive Strategy Fund of Fund B    November 22, 2004
      MetLife SSR Bond Income Class B                     November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes. MLI does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

  (E) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation.

  (F) RECLASSIFICATIONS
      Certain amounts in the prior year's financial statements have been reclassified to conform to the current year.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawl charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. For certain annuity contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender charge. For certain other contracts, after the first anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the first contract year, MLI currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawl program. During the year ended December 31, 2005, MLI deducted surrender charges of $2,725,165 from the Separate Account.

   For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 -  $99,999.99          4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2005, MLI deducted contract maintenance and transfer fees of $14,681,732 from the Separate Account.

   Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2005 or as indicated below for each sub-account were as follows:

                                                            Purchases      Sales
                                                           ------------ ------------
Met Investors Lord Abbett Growth & Income Portfolio        $ 27,028,131 $179,672,128
Met Investors Lord Abbett Growth & Income Portfolio B        35,500,981   35,813,534
Met Investors Lord Abbett Bond Debenture Portfolio           12,358,261   28,233,462
Met Investors Lord Abbett Bond Debenture Portfolio B         64,968,796   31,779,531
Met Investors Lord Abbett Growth Opportunity Portfolio        1,531,025    5,958,667
Met Investors Lord Abbett Growth Opportunity Portfolio B      5,941,371    1,779,666
Met Investors Lord Abbett Mid-Cap Value Portfolio             5,283,664   20,459,898
Met Investors Lord Abbett Mid-Cap Value Portfolio B          38,717,998    1,335,455
Met Investors Lord Abbett America's Value Portfolio B        31,571,204      336,452
Met Investors Met/Putnam Capital Opportunities Portfolio A      165,033    9,942,642
Met Investors Met/Putnam Capital Opportunities Portfolio B    1,067,962      249,994
Met Investors Oppenheimer Capital Appreciation Portfolio     24,302,449    7,399,311
Met Investors Oppenheimer Capital Appreciation Portfolio B   10,167,264   36,574,815
Met Investors PIMCO Inflation Protected Bond Portfolio B      6,827,935   32,260,134
(d) Met Investors PIMCO Money Market Portfolio B             24,195,540   53,137,041
Met Investors Janus Aggressive Growth Portfolio                 277,113    8,535,702
Met Investors Janus Aggressive Growth Portfolio B             1,156,616   27,366,185
Met Investors PIMCO Total Return Bond Portfolio               1,784,129   13,531,570
Met Investors PIMCO Total Return Bond Portfolio B            28,587,245   21,702,580
Met Investors RCM Global Technology Portfolio B               1,744,075    5,197,662
Met Investors T. Rowe Price Mid-Cap Growth Portfolio            568,768    4,905,949
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B       15,522,085    9,316,284
Met Investors MFS Research International Portfolio           21,912,360   15,278,870
Met Investors MFS Research International Portfolio B         47,601,567   17,711,596
(c) Met Investors AIM Small-Cap Growth Portfolio              6,335,613    1,487,459
Met Investors AIM Small-Cap Growth Portfolio B               45,554,412   21,991,208
Met Investors Lazard Mid-Cap Portfolio B                      4,855,170    8,578,682
Met Investors Harris Oakmark International Portfolio B       20,000,752   28,668,490
(c) Met Investors Third Avenue Small-Cap Value Portfolio      3,765,039      708,226
Met Investors Third Avenue Small-Cap Value Portfolio B       12,153,171   21,025,335
(c) Met Investors Neuberger Berman Real Estate Portfolio     12,851,871    2,607,872
Met Investors Neuberger Berman Real Estate Portfolio B       44,898,621   11,267,329
Met Investors Turner Mid-Cap Growth Portfolio B               1,417,249    5,813,024
Met Investors Goldman Sachs Mid-Cap Value Portfolio B        15,224,532    8,012,328
Met Investors Defensive Strategy Fund of Fund B              57,670,160   14,179,459
Met Investors Moderate Strategy Fund of Fund B              114,582,541    5,396,462
Met Investors Balanced Strategy Fund of Fund B              304,467,923   13,990,432
Met Investors Growth Strategy Fund of Fund B                290,789,103    3,140,542
Met Investors Aggressive Strategy Fund of Fund B             62,412,149   11,491,349

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                           Purchases     Sales
                                                          ----------- -----------
(c) Met Investors VanKampen ComStock Portfolio B          $37,254,903 $   204,507
(b) Met Investors Cyclical Growth ETF Class B               8,265,321      36,901
(b) Met Investors Cyclical Growth and Income ETF Class B    4,118,140       6,360
(a) Met Investors Legg Mason Value Equity Class B             338,384          20
Russell Multi-Style Equity Fund                               666,361  12,197,671
Russell Aggressive Equity Fund                                755,679   2,556,166
Russell Non-U.S. Fund                                         413,263   5,082,982
Russell Core Bond Fund                                      1,397,624   5,248,772
Russell Real Estate Securities Fund                           515,934   1,201,559
(d) AIM Premier Equity Fund                                     1,388   1,393,983
AIM Capital Appreciation Fund                                 571,383   7,076,083
AIM Capital Appreciation Fund B                               104,347      45,294
AIM International Growth Fund                               1,321,427   1,341,190
AIM International Growth Fund B                             6,064,010     720,152
(d) Alliance Bernstein Real Estate Investment Portfolio       215,355  14,122,330
(d) Alliance Bernstein Real Estate Investment Portfolio B     484,096  43,194,145
Scudder II Small-Cap Growth Portfolio                         179,333     595,890
(d) Scudder II Dreman Small-Cap Value Portfolio               420,509   4,038,088
Scudder II Government Securities Portfolio                    189,403     631,585
(d) MFS High Income Series                                    717,846   8,196,661
(d) MFS High Income Series B                                4,419,529  45,024,969
(d) MFS Investors Trust Series                                432,372  18,598,192
MFS Investors Trust Series B                                  289,802   2,736,022
(d) MFS New Discovery Series                                  233,347   6,631,005
(d) MFS New Discovery Series B                                731,425  45,735,858
MetLife Davis Venture Value Fund A                          2,013,375     508,338
MetLife Davis Venture Value Fund E                         35,568,518  29,430,805
MetLife Harris Oakmark Focused Value B                      5,265,279  22,494,842
(c) MetLife Jennison Growth Portfolio                         324,865      44,264
MetLife Jennison Growth Portfolio B                        12,485,741  16,064,688
MetLife MFS Investors Trust Series B                          364,819   6,037,741
MetLife MFS Total Return Series A                           1,669,816   1,314,627
MetLife MFS Total Return Series B                          24,764,037   1,071,623
MetLife Capital Guardian U.S. Equity Series A                 127,980  23,211,630
MetLife Capital Guardian U.S. Equity Series B              17,676,834   2,966,063
(d) MetLife Met/Putnam Voyager Portfolio A                      6,852     320,828
(d) MetLife Met/Putnam Voyager Portfolio B                  1,856,201   6,732,253
MetLife Putnam International Stock Class A                     39,170     141,401
MetLife Putnam International Stock Class B                    849,374   2,197,259
(c) MetLife BlackRock Money Market Portfolio                9,286,272  15,148,142
MetLife BlackRock Money Market Portfolio B                 86,526,484  43,399,719

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                       Purchases        Sales
                                                     -------------- --------------
(c) MetLife Stock Index Portfolio                    $      709,481 $      126,273
MetLife Stock Index Portfolio B                           7,529,298      7,436,692
MetLife BlackRock Bond Income Class A                     2,240,430      2,059,527
MetLife BlackRock Bond Income Class B                    20,730,938        336,007
MetLife BlackRock Strategic Value Class B                 1,025,316      1,742,544
MetLife Franklin Templeton Small-Cap Portfolio B         16,410,831        577,765
MetLife Salomon Brothers Strategic Bond Class A             576,878        562,021
MetLife Salomon Brothers Strategic Bond Class B           1,128,803      1,040,547
(c) MetLife Salomon Brothers U.S. Government Class B         82,919         15,058
MetLife T. Rowe Price Small-Cap Class A                   1,055,643      1,529,880
MetLife T. Rowe Price Small-Cap Class B                     556,237      1,064,183
MetLife T. Rowe Price Large-Cap Class A                   1,079,287      3,646,247
MetLife T. Rowe Price Large-Cap Class B                  12,999,489        386,917
(c) MetLife Oppenheimer Global Equity Class B             5,042,132         42,349
(d) Oppenheimer Capital Appreciation Fund                   289,476      7,499,313
Putnam Growth & Income Fund                                 784,359      4,189,037
Putnam Growth & Income Fund B                             1,764,308        430,296
Putnam Vista Fund                                           488,587      1,340,585
Putnam Vista Fund B                                          56,803        354,246
(d) Putnam International Growth Fund                        521,122     19,606,280
(d) Putnam International Equity Fund B                      519,116     36,495,222
Putnam Equity Income Fund B                              12,504,320        357,024
Templeton Growth Securities Fund                            156,555        987,826
Templeton Growth Securities Fund B                           32,255        219,497
Templeton Foreign Securities Fund                         1,143,348      2,866,011
Templeton Foreign Securities Fund B                      10,048,338      1,481,414
Templeton Developing Markets Securities Fund              1,030,140      2,533,836
Templeton Developing Markets Securities Fund B            3,326,854      3,323,035
Fidelity Growth Portfolio                                    33,956        711,649
Fidelity Growth Portfolio B                              19,292,117      1,333,586
(d) Fidelity Contrafund Portfolio                           258,944      3,398,640
Fidelity Growth Opportunities Portfolio                      11,665        148,904
Fidelity Growth & Income Portfolio                          180,776        884,712
Fidelity Equity-Income Portfolio                            264,443        498,977
Fidelity Equity-Income Portfolio B                        1,819,143      1,841,407
(d) Fidelity High Income Portfolio B                        143,205        906,002
(d) Dreyfus Stock Index Fund                                  3,592        801,804
(d) Dreyfus Stock Index Fund B                                8,653      2,535,690
PIMCO High Yield Portfolio                                8,246,216        498,071
PIMCO Low Duration Portfolio                              1,765,715      2,839,395
PIMCO StocksPLUS Growth Portfolio                            95,659        269,430
PIMCO Total Return Portfolio                              2,178,581      7,667,595
                                                     -------------- --------------
                                                     $1,812,822,604 $1,251,123,427
                                                     ============== ==============

(a) For the Period December 19, 2005 to December 31, 2005
(b) For the Period September 30, 2005 to December 31, 2005
(c) For the Period May 2, 2005 to December 31, 2005
(d) For the Period January 1, 2005 to April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                   Growth &     Growth &       Bond         Bond        Growth       Growth       Mid-Cap
                                    Income       Income      Debenture    Debenture   Opportunity  Opportunity     Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005  15,240,917   10,793,356    6,067,668   12,934,722    1,907,086    3,632,929    3,911,394
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       202,612    1,755,233      565,945    4,899,078       63,419      627,465      215,458
   Units Redeemed                  (3,702,548)  (1,961,974)  (1,662,420)  (3,278,854)    (619,870)    (418,182)    (946,545)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004  18,740,853   11,000,097    7,164,143   11,314,498    2,463,537    3,423,646    4,642,481
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     3,700,858    5,194,221      511,940    6,478,550      255,793      909,049    1,148,295
   Units Redeemed                  (3,731,453)  (3,557,132)  (1,744,177)  (6,906,430)    (664,044)    (393,224)    (861,415)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004    18,771,448    9,363,008    8,396,380   11,742,378    2,871,788    2,907,821    4,355,601
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett   Met/Putnam    Met/Putnam   Oppenheimer  Oppenheimer      PIMCO
                                    Mid-Cap     America's      Capital       Capital      Capital      Capital      Inflation
                                     Value        Value     Opportunities Opportunities Appreciation Appreciation Protected Bond
                                  Portfolio B  Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio B
                                  -----------  -----------  ------------- ------------- ------------ ------------ --------------
Unit Balance at December 31, 2005   8,223,125    4,568,630     1,939,146       272,999    3,198,574   12,966,915     6,511,274
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========
   Units Issued                     1,958,850    2,706,934        24,350        77,781    2,535,292    2,485,632     1,430,837
   Units Redeemed                    (661,120)    (455,210)     (587,792)      (22,976)    (756,478)  (5,665,286)   (3,612,102)
                                  -----------  -----------   -----------   -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   6,925,395    2,316,906     2,502,588       218,194    1,419,760   16,146,569     8,692,539
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========
   Units Issued                     2,601,701    2,043,232        41,766        74,544    1,705,101   13,164,246     8,087,665
   Units Redeemed                    (404,480)    (174,742)     (664,522)      (39,167)    (285,341) (12,398,426)   (7,101,316)
                                  -----------  -----------   -----------   -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004     4,728,174      448,416     3,125,344       182,817            -   15,380,749     7,706,190
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                                  Janus        Janus        PIMCO        PIMCO         RCM      T. Rowe Price
                                     PIMCO      Aggressive  Aggressive   Total Return Total Return   Global        Mid-Cap
                                  Money Market    Growth      Growth         Bond         Bond     Technology      Growth
                                  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B    Portfolio
                                  ------------ -----------  -----------  ------------ ------------ -----------  -------------
Unit Balance at December 31, 2005           -    2,310,326   13,647,899    4,604,418   23,284,234    2,539,048     2,760,060
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                     3,107,157       47,837      779,396      298,646    5,137,430      618,001        54,288
   Units Redeemed                  (6,044,499)    (832,849)  (4,286,201)  (1,216,089)  (4,419,267)  (1,436,310)     (669,774)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   2,937,342    3,095,338   17,154,704    5,521,861   22,566,071    3,357,357     3,375,546
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                     9,583,952    3,915,440   19,913,681    5,750,018   14,220,931    4,459,318     4,486,547
   Units Redeemed                 (10,599,399)    (820,102) (11,180,280)    (228,157)  (8,044,404)  (2,869,860)   (1,111,001)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004     3,952,789            -    8,421,303            -   16,389,544    1,767,899             -
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                  T. Rowe Price      MFS           MFS          AIM          AIM                      Harris
                                     Mid-Cap      Research      Research     Small-Cap    Small-Cap     Lazard        Oakmark
                                     Growth     International International   Growth       Growth       Mid-Cap    International
                                   Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B
                                  ------------- ------------- ------------- -----------  -----------  -----------  -------------
Unit Balance at December 31, 2005   12,443,446     3,983,017    11,524,006      762,909    6,787,906    2,227,684     6,295,353
                                   ===========   ===========   ===========  ===========  ===========  ===========   ===========
   Units Issued                      3,533,405     1,282,939     5,162,694      970,280    4,269,076      316,790     2,133,841
   Units Redeemed                   (2,792,669)     (965,508)   (2,861,780)    (207,371)  (2,149,163)    (812,008)   (2,793,295)
                                   -----------   -----------   -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   11,702,710     3,665,586     9,223,092            -    4,667,993    2,722,902     6,954,807
                                   ===========   ===========   ===========  ===========  ===========  ===========   ===========
   Units Issued                      8,163,630       725,149     9,549,868                 4,584,339    1,862,380     7,069,250
   Units Redeemed                   (7,889,134)     (792,207)   (4,230,175)               (3,750,058)  (2,875,564)   (6,192,101)
                                   -----------   -----------   -----------               -----------  -----------   -----------
Unit Balance at January 1, 2004     11,428,214     3,732,644     3,903,399                 3,833,712    3,736,086     6,077,658
                                   ===========   ===========   ===========               ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                  Third Avenue Third Avenue  Neuberger    Neuberger     Turner     Goldman Sachs  Defensive
                                   Small-Cap    Small-Cap     Berman       Berman       Mid-Cap       Mid-Cap     Strategy
                                     Value        Value     Real Estate  Real Estate    Growth         Value       Fund of
                                   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B    Fund B
                                  ------------ ------------ -----------  -----------  -----------  ------------- -----------
Unit Balance at December 31, 2005     208,309    5,711,948      577,966    4,290,480    1,029,884     2,181,767    6,322,085
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                         249,883    1,609,931      711,925    3,927,618      176,946     1,446,820    6,176,030
 Units Redeemed                       (41,574)  (2,194,241)    (133,959)  (1,189,541)    (604,979)   (1,015,408)  (1,791,134)
                                  -----------  -----------  -----------  -----------  -----------   -----------  -----------
Unit Balance at December 31, 2004           -    6,296,258            -    1,552,403    1,457,917     1,750,355    1,937,189
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                                    4,571,050                 3,085,017    3,028,788     3,286,008    1,970,481
 Units Redeemed                                 (4,504,111)               (1,532,614)  (1,570,871)   (1,535,653)     (33,292)
                                               -----------               -----------  -----------   -----------  -----------
Unit Balance at January 1, 2004                  6,229,319                         -            -             -            -
                                               ===========               ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                    Moderate     Balanced      Growth     Aggressive                 Cyclical     Cyclical
                                    Strategy     Strategy     Strategy     Strategy    VanKampen      Growth     Growth and
                                    Fund of      Fund of      Fund of      Fund of     ComStock        ETF       Income ETF
                                     Fund B       Fund B       Fund B       Fund B    Portfolio B    Class B      Class B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005  21,366,533   59,266,853   58,883,485   12,099,254    3,599,394      820,546      405,183
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    12,583,988   33,564,036   31,349,216    6,684,656    3,775,162      825,398      409,825
   Units Redeemed                  (1,853,469)  (5,334,219)  (4,211,986)  (1,837,080)    (175,768)      (4,852)      (4,642)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004  10,636,014   31,037,036   31,746,255    7,251,678            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    10,690,671   31,220,478   31,922,578    7,417,900
   Units Redeemed                     (54,657)    (183,442)    (176,323)    (166,222)
                                  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004             -            -            -            -
                                  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                 Met Investors                                   Russell
                                  ---------------------------------------------------------------------------  -----------
                                  Legg Mason   JP Morgan    JP Morgan    JP Morgan
                                    Value       Quality      Quality      Select      JP Morgan   Met/Putnam   Multi-Style
                                    Equity       Bond         Bond        Equity       Equity      Research      Equity
                                   Class B     Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B     Fund
                                  ----------- -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      31,606                                                                    2,495,854
                                  ===========                                                                  ===========
   Units Issued                        31,606                                                                       49,868
   Units Redeemed                           -                                                                   (1,056,662)
                                  -----------                                                                  -----------
Unit Balance at December 31, 2004           -           -            -            -            -            -    3,502,648
                                  =========== ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                   164,281    1,399,375       44,756       91,393    1,114,881      144,230
   Units Redeemed                              (5,266,017)  (4,911,047)  (7,366,054)    (682,300)  (3,581,866)    (848,830)
                                              -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                 5,101,736    3,511,672    7,321,298      590,907    2,466,985    4,207,248
                                              ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                         AIM
                                  --------------------------------------------------  --------------------------------------
                                                                         Real Estate    Capital      Capital    International
                                  Aggressive     Non-U.S.    Core Bond   Securities   Appreciation Appreciation    Growth
                                  Equity Fund      Fund        Fund         Fund          Fund        Fund B        Fund
                                  -----------  -----------  -----------  -----------  ------------ ------------ -------------
Unit Balance at December 31, 2005     502,797      901,452    1,392,616      125,482    2,126,812       77,227       473,274
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        12,047       30,269       61,356        8,969       85,643        7,943       129,881
   Units Redeemed                    (200,499)    (390,525)    (388,606)     (50,840)    (657,423)      (3,208)     (126,406)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004     691,249    1,261,708    1,719,866      167,353    2,698,592       72,492       469,799
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        23,852       27,468      105,293       23,170      110,657       31,593        47,955
   Units Redeemed                    (187,657)    (383,559)    (518,779)     (53,456)    (669,733)     (42,766)     (121,493)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004       855,054    1,617,799    2,133,352      197,639    3,257,668       83,665       543,337
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                                                            Bernstein    Bernstein
                                  International                            Real Estate  Real Estate    Premier      Premier
                                     Growth       Premier       Premier    Investment   Investment     Growth       Growth
                                     Fund B     Equity Fund  Equity Fund B  Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------- -----------  ------------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      421,253            -                          -            -
                                   ===========  ===========                ===========  ===========
   Units Issued                        459,979          241                     17,504       86,598
   Units Redeemed                      (80,820)    (135,190)                  (780,064)  (2,443,482)
                                   -----------  -----------                -----------  -----------
Unit Balance at December 31, 2004       42,094      134,949             -      762,560    2,356,884            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                         18,929      220,650        16,622       68,361      579,260       91,411    1,208,797
   Units Redeemed                       (3,311)  (5,331,393)     (155,674)    (242,493)    (677,772)  (3,508,711)  (8,471,944)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004         26,476    5,245,692       139,052      936,692    2,455,396    3,417,300    7,263,147
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs               Scudder II
                                  ------------------------  -----------  -------------------------  ------------------------
                                                              Newport                                              Dreman
                                   Bernstein    Bernstein   Tiger Fund,   Growth and  International  Small-Cap    Small-Cap
                                   Small-Cap      Value      Variable       Income       Equity       Growth        Value
                                  Portfolio B  Portfolio B    Series         Fund         Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at December 31, 2005                                                                       168,675            -
                                                                                                    ===========  ===========
   Units Issued                                                                                          20,866        2,637
   Units Redeemed                                                                                       (64,877)    (265,281)
                                                                                                    -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -             -      212,686      262,644
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========
   Units Issued                         8,790        5,024           16          183         1,291        5,189        5,141
   Units Redeemed                    (159,932)    (112,600)     (54,159)    (485,682)     (196,200)     (48,769)    (168,293)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at January 1, 2004       151,142      107,576       54,143      485,499       194,909      256,266      425,796
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Scudder II                                       MFS
                                  ------------------------  ---------------------------------------------------------------
                                                 Dreman
                                   Government  High Return      High         High                   Investors       New
                                   Securities    Equity        Income       Income     Investors      Trust      Discovery
                                   Portfolio    Portfolio      Series      Series B   Trust Series  Series B      Series
                                  -----------  -----------  -----------  -----------  ------------ -----------  -----------
Unit Balance at December 31, 2005     128,534                         -            -            -    1,147,380            -
                                  ===========               ===========  ===========  ===========  ===========  ===========
   Units Issued                         8,262                    25,573      205,477       40,383       36,275       43,072
   Units Redeemed                     (46,283)                 (702,005)  (3,902,120)  (1,815,614)    (255,087)  (1,025,588)
                                  -----------               -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     166,555            -      676,432    3,696,643    1,775,231    1,366,192      982,516
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        18,021        1,317       99,641    1,049,091      124,676       92,235      232,322
   Units Redeemed                     (79,837)     (20,284)    (286,734)    (584,370)    (548,008)    (605,467)    (286,512)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       228,371       18,967      863,525    3,231,922    2,198,563    1,879,424    1,036,706
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------
                                      New                                                 Emerging     Emerging    Strategic
                                   Discovery       Bond       Research       Research      Growth       Growth      Income
                                   Series B       Series       Series        Series B      Series      Series B     Series
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -
                                  ===========
   Units Issued                       191,583
   Units Redeemed                  (6,932,567)
                                  -----------
Unit Balance at December 31, 2004   6,740,984            -            -              -            -            -            -
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========
   Units Issued                     1,924,229        1,158       19,599          1,172       28,290       27,961        4,064
   Units Redeemed                    (652,193)     (75,822)  (1,069,417)      (144,583)  (1,196,990)    (130,238)    (140,519)
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     5,468,948       74,664    1,049,818        143,411    1,168,700      102,277      136,455
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                      MFS                                          MetLife
                                  -----------  ------------------------------------------------------------------------------
                                                                           Harris
                                   Strategic      Davis        Davis       Oakmark     Jennison     Jennison         MFS
                                    Income       Venture      Venture      Focused      Growth       Growth       Investors
                                   Series B    Value Fund A Value Fund E   Value B     Portfolio   Portfolio B  Trust Series B
                                  -----------  ------------ ------------ -----------  -----------  -----------  --------------
Unit Balance at December 31, 2005                  144,107   22,921,528    5,521,791       68,816    7,741,343     3,433,883
                                               ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                                     71,334    5,471,685      876,905       77,701    2,570,669       122,921
   Units Redeemed                                  (23,585)  (5,284,470)  (1,993,743)      (8,885)  (2,456,103)     (597,169)
                                               -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004           -       96,358   22,734,313    6,638,629            -    7,626,777     3,908,131
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        79,765       70,066   16,969,636    4,313,729                 6,369,929     1,177,203
   Units Redeemed                    (534,630)     (36,055)  (9,623,317)  (5,648,393)               (4,951,404)   (1,715,449)
                                  -----------  -----------  -----------  -----------               -----------   -----------
Unit Balance at January 1, 2004       454,865       62,347   15,387,994    7,973,293                 6,208,252     4,446,377
                                  ===========  ===========  ===========  ===========               ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                  -------------------------------------------------------------------------------------------
                                                              Capital      Capital       Putnam        Putnam      BlackRock
                                   MFS Total    MFS Total    Guardian     Guardian    International International    Money
                                    Return       Return     U.S. Equity  U.S. Equity      Stock         Stock       Market
                                   Series A     Series B     Series A     Series B      Portfolio    Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  ------------- ------------- -----------
Unit Balance at December 31, 2005     117,288    3,173,444    7,110,112    6,924,578        39,486       797,911    1,455,575
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                        44,812    1,030,684      116,462    2,285,291         3,700        76,461    1,200,255
   Units Redeemed                     (38,096)    (394,557)  (2,038,041)    (921,404)      (14,085)     (158,694)  (1,812,930)
                                  -----------  -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004     110,572    2,537,317    9,031,691    5,560,691        49,871       880,144    2,068,250
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                        68,954    1,314,653    9,100,340    3,612,864        24,922       240,430    2,727,704
   Units Redeemed                     (22,668)    (358,087)    (308,492)    (606,952)       (9,221)     (400,082)  (2,879,384)
                                  -----------  -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004        64,286    1,580,751      239,843    2,554,779        34,170     1,039,796    2,219,930
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                   BlackRock                                                        BlackRock    Franklin
                                     Money        Stock        Stock      BlackRock    BlackRock    Strategic    Templeton
                                    Market        Index        Index     Bond Income  Bond Income     Value      Small-Cap
                                  Portfolio B   Portfolio   Portfolio B    Class A      Class B      Class B    Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   4,335,281       73,926    3,085,841      204,201      496,720      222,081    1,835,415
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    10,607,165       87,902      868,510       44,172      485,412       58,590    1,838,685
   Units Redeemed                  (6,271,884)     (13,976)    (840,886)     (48,587)     (33,194)    (113,434)    (177,037)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -    3,058,217      208,616       44,502      276,925      173,767
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                               1,438,814      272,144       45,062      288,600      205,202
   Units Redeemed                                              (704,675)     (63,528)        (560)     (11,675)     (31,435)
                                                            -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                               2,324,078            -            -            -            -
                                                            ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  ------------------------------------------------------------------------------------
                                     Salomon        Salomon         Salomon       T. Rowe      T. Rowe      T. Rowe
                                     Brothers       Brothers       Brothers        Price        Price        Price
                                  Strategic Bond Strategic Bond U.S. Government  Small-Cap    Small-Cap    Large-Cap
                                     Class A        Class B         Class B       Class A      Class B      Class A
                                  -------------- -------------- --------------- -----------  -----------  -----------
Unit Balance at December 31, 2005       67,853        261,373           4,435       336,416      515,246    1,166,587
                                   ===========    ===========     ===========   ===========  ===========  ===========
   Units Issued                         25,998         55,005           6,454        96,471       58,976      141,326
   Units Redeemed                      (27,741)       (59,245)         (2,019)     (127,017)     (88,935)    (340,856)
                                   -----------    -----------     -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004       69,596        265,613               -       366,962      545,205    1,366,117
                                   ===========    ===========     ===========   ===========  ===========  ===========
   Units Issued                         98,464        376,594                       433,506      648,055    1,572,782
   Units Redeemed                      (28,868)      (110,981)                      (66,544)    (102,850)    (206,665)
                                   -----------    -----------                   -----------  -----------  -----------
Unit Balance at January 1, 2004              -              -                             -            -            -
                                   ===========    ===========                   ===========  ===========  ===========

                                  ------------
                                    T. Rowe
                                     Price
                                   Large-Cap
                                    Class B
                                  -----------
Unit Balance at December 31, 2005   3,489,031
                                  ===========
   Units Issued                     1,344,852
   Units Redeemed                    (252,772)
                                  -----------
Unit Balance at December 31, 2004   2,396,951
                                  ===========
   Units Issued                     2,524,936
   Units Redeemed                    (127,985)
                                  -----------
Unit Balance at January 1, 2004             -
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        MetLife                                    Oppenheimer
                                  --------------------------------------------------  -------------------------------------
                                  Oppenheimer                                                      Main Street
                                    Global      Met/Putnam  Met/Putnam       MFS        Capital     Growth &        High
                                    Equity       Voyager      Voyager      Research   Appreciation   Income        Income
                                    Class B     Portfolio   Portfolio B   Managers B      Fund        Fund          Fund
                                  -----------  -----------  -----------  -----------  ------------ -----------  -----------
Unit Balance at December 31, 2005     305,962            -            -                         -
                                  ===========  ===========  ===========               ===========
   Units Issued                       317,086        1,603      387,264                    17,415
   Units Redeemed                     (11,124)     (77,131)  (1,129,398)                 (552,880)
                                  -----------  -----------  -----------               -----------
Unit Balance at December 31, 2004           -       75,528      742,134            -      535,465            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                     14,249      707,085        6,459       71,254       21,118        7,490
   Units Redeemed                                  (25,130)     (91,251)     (17,266)    (220,929)    (976,230)    (283,272)
                                               -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                     86,409      126,300       10,807      685,140      955,112      275,782
                                               ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Oppenheimer                                     Putnam
                                  ------------------------  ---------------------------------------------------------------
                                                Strategic     Growth &     Growth &                                Equity
                                      Bond        Bond         Income       Income       Vista        Vista        Income
                                      Fund        Fund          Fund        Fund B       Fund         Fund B       Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                             1,309,215      289,090      424,017       51,434    1,760,798
                                                            ===========  ===========  ===========  ===========  ===========
   Units Issued                                                  58,329       75,115       51,400        4,965    1,067,071
   Units Redeemed                                              (337,150)     (40,872)    (116,804)     (30,314)    (176,231)
                                                            -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -    1,588,036      254,847      489,421       76,783      869,958
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        53,566       10,247       95,619      109,393       26,872       30,189      754,437
   Units Redeemed                    (996,262)    (270,299)    (474,463)     (86,881)    (114,898)     (30,692)     (99,215)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       942,696      260,052    1,966,880      232,335      577,447       77,286      214,736
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Putnam                                        Templeton
                                  --------------------------------------------------------------------------------  -----------
                                                                                        International International
                                  International International     New          New           New           New         Growth
                                     Growth        Equity        Value        Value     Opportunities Opportunities  Securities
                                      Fund         Fund B        Fund         Fund B        Fund         Fund B         Fund
                                  ------------- ------------- -----------  -----------  ------------- ------------- -----------
Unit Balance at December 31, 2005            -             -                                                            144,392
                                   ===========   ===========                                                        ===========
   Units Issued                         17,396         7,136                                                             10,336
   Units Redeemed                   (1,307,167)   (2,466,035)                                                           (61,959)
                                   -----------   -----------                                                        -----------
Unit Balance at December 31, 2004    1,289,771     2,458,899            -            -             -             -      196,015
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         53,906       254,989        7,169        1,729         7,887           456       26,692
   Units Redeemed                     (434,644)   (1,543,547)    (130,010)     (53,576)     (197,058)      (29,145)     (36,781)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004      1,670,509     3,747,457      122,841       51,847       189,171        28,689      206,104
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Templeton
                                  -----------------------------------------------------------------------------------------
                                                                          Developing   Developing     Global       Global
                                     Growth      Foreign      Foreign      Markets      Markets       Income       Income
                                   Securities   Securities   Securities   Securities   Securities   Securities   Securities
                                     Fund B        Fund        Fund B        Fund        Fund B        Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005     118,958    1,226,736    3,967,219      554,323    2,933,752
                                  ===========  ===========  ===========  ===========  ===========
   Units Issued                           785      137,210      905,457       87,315      637,176
   Units Redeemed                     (12,472)    (288,186)    (441,524)    (196,050)    (505,391)
                                  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     130,645    1,377,712    3,503,286      663,058    2,801,967            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                         2,226      265,610    2,382,470       66,680      926,238        1,345           70
   Units Redeemed                     (20,979)    (361,875)    (304,032)    (171,935)    (370,008)     (89,047)     (32,255)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       149,398    1,473,977    1,424,848      768,313    2,245,737       87,702       32,185
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Templeton
                                  --------------------------------------------------------------------------------------
                                                                Franklin          Franklin         Mutual       Mutual
                                   Franklin     Franklin        Large-Cap         Large-Cap        Shares       Shares
                                   Small-Cap    Small-Cap   Growth Securities Growth Securities  Securities   Securities
                                     Fund        Fund B           Fund             Fund B           Fund        Fund B
                                  -----------  -----------  ----------------- ----------------- -----------  -----------
Unit Balance at December 31, 2005

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -            -               -                 -              -            -
                                  ===========  ===========     ===========       ===========    ===========  ===========
   Units Issued                        50,915      125,457           1,800             2,468         41,562      181,719
   Units Redeemed                    (485,340)    (629,504)       (409,306)         (516,979)      (852,471)  (2,056,713)
                                  -----------  -----------     -----------       -----------    -----------  -----------
Unit Balance at January 1, 2004       434,425      504,047         407,506           514,511        810,909    1,874,994
                                  ===========  ===========     ===========       ===========    ===========  ===========

                                   Fidelity
                                  -----------


                                    Growth
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005     132,056
                                  ===========
   Units Issued                         3,235
   Units Redeemed                     (60,045)
                                  -----------
Unit Balance at December 31, 2004     188,866
                                  ===========
   Units Issued                        10,741
   Units Redeemed                     (38,404)
                                  -----------
Unit Balance at January 1, 2004       216,529
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Fidelity
                                  ------------------------------------------------------------------------------------------
                                                  Growth      Growth &      Equity       Equity                     High
                                    Growth     Opportunities   Income       Income       Income      Contrafund    Income
                                  Portfolio B    Portfolio    Portfolio    Portfolio   Portfolio B   Portfolio   Portfolio B
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   4,785,690        37,228      103,638      112,188      526,931            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     1,327,265         1,079       13,193       10,649       96,512       17,674        6,769
   Units Redeemed                    (464,373)      (16,392)     (73,908)     (33,691)    (138,175)    (226,375)     (74,027)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   3,922,798        52,541      164,353      135,230      568,594      208,701       67,258
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     3,254,567         2,384        4,518       20,152      298,650       29,518       17,505
   Units Redeemed                    (406,365)      (14,930)     (35,288)     (47,394)    (164,360)     (73,677)     (22,829)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     1,074,596        65,087      195,123      162,472      434,304      252,860       72,582
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                             American Century                                   Dreyfus
                                  --------------------------------------  --------------------------------------------------
                                    Income &                                                        Disciplined  Disciplined
                                     Growth    International    Value     Stock Index  Stock Index     Stock        Stock
                                      Fund         Fund         Fund         Fund        Fund B      Portfolio   Portfolio B
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                                                   -            -
                                                                          ===========  ===========
   Units Issued                                                                   105          374
   Units Redeemed                                                             (98,560)    (318,374)
                                                                          -----------  -----------
Unit Balance at December 31, 2004           -             -            -       98,455      318,000            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       271,461           710       41,470       48,078       12,562        1,309            -
   Units Redeemed                  (9,348,006)      (98,369)  (1,207,319)     (63,252)     (60,693)     (17,175)     (40,455)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     9,076,545        97,659    1,165,849      113,629      366,131       15,866       40,455
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                           Dreyfus                   Invesco                          PIMCO
                                  ------------------------  ------------------------  -------------------------------------
                                                                                                                 StocksPLUS
                                    Capital      Capital                                               Low        Growth &
                                  Appreciation Appreciation   Dynamics    High Yield   High Yield   Duration       Income
                                   Portfolio   Portfolio B      Fund         Fund      Portfolio    Portfolio    Portfolio
                                  ------------ ------------ -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                                                         910,444      863,341      154,607
                                                                                      ===========  ===========  ===========
   Units Issued                                                                           659,881      159,373        7,434
   Units Redeemed                                                                         (82,275)    (262,241)     (29,353)
                                                                                      -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -      332,838      966,209      176,526
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        15,071      135,262      130,509        2,939      113,049      452,070       66,213
   Units Redeemed                    (592,030)  (2,407,567)  (4,613,283)    (391,621)    (186,610)    (566,394)     (40,006)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       576,959    2,272,305    4,482,774      388,682      406,399    1,080,533      150,319
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     PIMCO              Scudder I          First American
                                  ------------ --------------------------  --------------
                                  Total Return International International Equity Income
                                   Portfolio     Portfolio    Portfolio B     Class B
                                  ------------ ------------- ------------- --------------
Unit Balance at December 31, 2005   2,134,374
                                  ===========
   Units Issued                       144,779
   Units Redeemed                    (635,287)
                                  -----------
Unit Balance at December 31, 2004   2,624,882             -             -             -
                                  ===========   ===========   ===========   ===========
   Units Issued                       390,151         8,777        87,006        13,973
   Units Redeemed                    (550,847)     (402,953)   (1,612,935)   (1,303,836)
                                  -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004     2,785,578       394,176     1,525,929     1,289,863
                                  ===========   ===========   ===========   ===========

                                                                    (Concluded)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                                                           Met Investors
                                          -----------------------------------------------------------------------
                                             Lord Abbett        Lord Abbett       Lord Abbett    Lord Abbett Bond
                                           Growth & Income    Growth & Income    Bond Debenture     Debenture
                                              Portfolio         Portfolio B        Portfolio       Portfolio B
                                          ------------------ ------------------ ---------------- ----------------
December 31, 2005
  Units                                           15,240,917         10,793,356        6,067,668       12,934,722
  Unit Fair Value, Lowest to Highest /1/    $14.23 to $46.18   $52.55 to $47.57 $12.90 to $16.74 $18.12 to $16.76
  Net Assets (In Thousands)                         $738,014           $527,661         $105,106         $222,175
  Investment Income Ratio to Net
   Assets /2/                                          1.01%              0.83%            4.15%            4.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.75% to 2.35%   0.85% to 1.80%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/         2.80% to 1.83%     2.62% to 1.00%   0.95% to 0.00%  0.74% to -0.86%

December 31, 2004
  Units                                           18,740,853         11,000,097        7,164,143       11,314,498
  Unit Fair Value, Lowest to Highest /1/    $13.84 to $45.35   $51.21 to $47.10 $12.78 to $16.74 $17.98 to $16.91
  Net Assets (In Thousands)                         $888,295           $525,784         $123,629         $193,611
  Investment Income Ratio to Net
   Assets /2/                                          0.48%              0.36%            3.13%            2.89%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.75% to 2.35%   0.85% to 1.80%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/       11.97% to 10.90%   11.26% to 10.02%   7.51% to 6.49%   7.00% to 5.65%

December 31, 2003
  Units                                           18,771,448          9,363,008        8,396,380       11,742,378
  Unit Fair Value, Lowest to Highest /1/    $12.36 to $43.37   $43.71 to $42.81 $11.88 to $16.21 $16.34 to $16.00
  Net Assets (In Thousands)                         $800,649           $402,273         $135,472         $188,209
  Investment Income Ratio to Net
   Assets /2/                                          1.07%              0.82%            1.66%            2.45%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.35%   0.85% to 1.40%   0.85% to 2.35%
  Total Return, Lowest to Highest /4/       29.95% to 29.24%   29.63% to 23.90% 18.51% to 17.86%  18.15% to 8.88%

December 31, 2002
  Units                                           17,897,751          4,898,490        9,227,722        4,399,370
  Unit Fair Value, Lowest to Highest /1/     $9.51 to $33.56   $33.02 to $33.72 $10.03 to $13.76 $13.54 to $13.83
  Net Assets (In Thousands)                         $590,260           $163,632         $126,317          $60,215
  Investment Income Ratio to Net
   Assets /2/                                          0.87%              1.44%            8.90%            6.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.25%   0.85% to 1.40%   0.85% to 2.10%
  Total Return, Lowest to Highest /4/     -19.09% to -18.64% -19.94% to -18.81% -1.77% to -1.23% -2.64% to -1.42%

December 31, 2001
  Units                                           20,055,894          1,454,416       10,122,556          990,119
  Unit Fair Value, Lowest to Highest /1/    $11.69 to $41.48   $41.18 to $41.54 $10.15 to $14.00 $13.91 to $14.03
  Net Assets (In Thousands)                         $819,387            $60,188         $141,172          $13,839
  Investment Income Ratio to Net
   Assets /2/                                          0.92%              0.20%            8.06%            1.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.25%   0.85% to 1.40%   0.85% to 2.25%
  Total Return, Lowest to Highest /4/       -7.04% to -6.46%   -8.09% to -6.79%   2.34% to 2.96%   1.17% to 2.61%

                                          -----------------------------------------
                                                                Lord Abbett Growth
                                           Lord Abbett Growth      Opportunity
                                          Opportunity Portfolio    Portfolio B
                                          --------------------- ------------------
December 31, 2005
  Units                                             1,907,086            3,632,929
  Unit Fair Value, Lowest to Highest /1/     $10.45 to $10.19      $10.38 to $9.82
  Net Assets (In Thousands)                           $19,441              $36,863
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to Highest /4/          3.83% to 3.26%       3.80% to 2.62%

December 31, 2004
  Units                                             2,463,537            3,423,646
  Unit Fair Value, Lowest to Highest /1/      $10.07 to $9.87      $10.00 to $9.57
  Net Assets (In Thousands)                           $24,319              $33,593
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to Highest /4/        11.80% to 11.19%     11.52% to 10.67%

December 31, 2003
  Units                                             2,871,788            2,907,821
  Unit Fair Value, Lowest to Highest /1/       $9.01 to $8.87       $8.93 to $8.70
  Net Assets (In Thousands)                           $25,492              $25,660
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/        35.28% to 34.54%     34.56% to 33.29%

December 31, 2002
  Units                                               255,061            1,958,110
  Unit Fair Value, Lowest to Highest /1/       $6.60 to $6.66       $6.53 to $6.63
  Net Assets (In Thousands)                            $1,682              $12,895
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/      -25.30% to -24.89%   -25.76% to -25.05%

December 31, 2001
  Units                                                85,739              615,943
  Unit Fair Value, Lowest to Highest /1/       $8.83 to $8.86       $8.79 to $8.85
  Net Assets (In Thousands)                              $757               $5,435
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/        -8.40% to -8.07%       4.99% to 5.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                         Met Investors
                                          ---------------------------------------------------------------------------

                                          Lord Abbett Mid-Cap Lord Abbett Mid-Cap   Lord Abbett    Met/Putnam Capital
                                                 Value               Value        America's Value    Opportunities
                                               Portfolio          Portfolio B       Portfolio B        Portfolio
                                          ------------------- ------------------- ---------------- ------------------
December 31, 2005
  Units                                            3,911,394           8,223,125         4,568,630          1,939,146
  Unit Fair Value, Lowest to Highest /1/    $24.99 to $24.65    $26.45 to $24.02  $14.52 to $14.08    $8.42 to $17.91
  Net Assets (In Thousands)                          $99,804            $208,651           $65,780            $34,499
  Investment Income Ratio to Net
   Assets /2/                                          0.54%               0.48%             0.00%              0.27%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%      0.75% to 1.90%    0.75% to 1.90%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/         7.36% to 6.35%      7.24% to 6.02%    3.17% to 2.00%     9.15% to 8.56%

December 31, 2004
  Units                                            4,642,481           6,925,395         2,316,906          2,502,588
  Unit Fair Value, Lowest to Highest /1/    $23.28 to $23.17    $24.66 to $22.66  $14.07 to $13.81    $7.71 to $16.50
  Net Assets (In Thousands)                         $110,946            $164,593           $32,408            $41,045
  Investment Income Ratio to Net
   Assets /2/                                          0.51%               0.47%             3.73%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%      0.75% to 1.90%    0.75% to 1.90%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       23.77% to 22.59%    17.01% to 16.12%  13.50% to 12.63%   17.53% to 16.89%

December 31, 2003
  Units                                            4,355,601           4,728,174           448,416          3,125,344
  Unit Fair Value, Lowest to Highest /1/    $18.81 to $19.45    $19.60 to $19.11  $12.04 to $11.96    $6.56 to $14.12
  Net Assets (In Thousands)                          $84,661             $91,444            $5,385            $43,896
  Investment Income Ratio to Net
   Assets /2/                                          0.70%               0.70%             4.96%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%    0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       25.09% to 24.41%    24.81% to 23.63%  20.37% to 19.61%   27.64% to 26.94%

December 31, 2002
  Units                                            4,412,314           3,054,810                            3,759,884
  Unit Fair Value, Lowest to Highest /1/    $15.03 to $15.63    $15.46 to $15.71                      $5.14 to $11.12
  Net Assets (In Thousands)                          $68,903             $47,589                              $41,594
  Investment Income Ratio to Net
   Assets /2/                                          0.47%               0.68%                                0.08%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%                       0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -10.57% to -10.08%  -11.20% to -10.35%                   -22.15% to -21.72%

December 31, 2001
  Units                                            4,005,984             897,440                            4,782,412
  Unit Fair Value, Lowest to Highest /1/    $16.72 to $17.48    $17.41 to $17.52                      $6.57 to $14.28
  Net Assets (In Thousands)                          $69,961             $15,669                              $68,012
  Investment Income Ratio to Net
   Assets /2/                                          0.47%               0.11%                                0.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%                       0.85% to 1.40%
  Total Return, Lowest to Highest /4/         6.58% to 7.19%      5.98% to 6.99%                     -9.73% to -9.22%

                                          --------------------------------
                                                             Oppenheimer
                                          Met/Putnam Capital   Capital
                                            Opportunities    Appreciation
                                             Portfolio B      Portfolio
                                          ------------------ ------------
December 31, 2005
  Units                                              272,999  3,198,574
  Unit Fair Value, Lowest to Highest /1/    $16.94 to $15.16     $10.60
  Net Assets (In Thousands)                           $4,739    $33,902
  Investment Income Ratio to Net
   Assets /2/                                          0.16%      0.08%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%      1.40%
  Total Return, Lowest to Highest /4/         8.97% to 7.73%      3.54%

December 31, 2004
  Units                                              218,194  1,419,760
  Unit Fair Value, Lowest to Highest /1/    $15.54 to $14.07     $10.24
  Net Assets (In Thousands)                           $3,536    $14,534
  Investment Income Ratio to Net
   Assets /2/                                          0.00%      4.87%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%      1.40%
  Total Return, Lowest to Highest /4/       16.46% to 15.58%      5.21%

December 31, 2003
  Units                                              182,817
  Unit Fair Value, Lowest to Highest /1/    $14.22 to $13.87
  Net Assets (In Thousands)                           $2,564
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/       27.19% to 25.99%

December 31, 2002
  Units                                              159,241
  Unit Fair Value, Lowest to Highest /1/    $11.01 to $11.18
  Net Assets (In Thousands)                           $1,766
  Investment Income Ratio to Net
   Assets /2/                                          0.09%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -22.60% to -21.86%

December 31, 2001
  Units                                               58,653
  Unit Fair Value, Lowest to Highest /1/    $14.22 to $14.31
  Net Assets (In Thousands)                             $837
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/      -10.27% to -9.41%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                             -----------------------------------------------------------------------------------
                                                                                                     Janus
                                             Oppenheimer Capital PIMCO Inflation       PIMCO       Aggressive
                                                Appreciation     Protected Bond     Money Market     Growth    Janus Aggressive
                                                 Portfolio B       Portfolio B      Portfolio B    Portfolio  Growth Portfolio B
                                             ------------------- ---------------- ---------------- ---------- ------------------
December 31, 2005
  Units                                              12,966,915         6,511,274                  2,310,326          13,647,899
  Unit Fair Value, Lowest to Highest /1/         $8.91 to $8.41  $11.25 to $10.93                     $11.10      $8.06 to $7.84
  Net Assets (In Thousands)                            $110,580           $72,384                    $25,650            $108,808
  Investment Income Ratio to Net Assets /2/               0.00%             0.00%                      0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.75% to 2.35%    1.30% to 2.35%                      1.40%      1.30% to 2.35%
  Total Return, Lowest to Highest /4/            3.93% to 2.29%   0.08% to -0.96%                     12.27%    12.11% to 10.95%

December 31, 2004
  Units                                              16,146,569         8,692,539        2,937,342 3,095,338          17,154,704
  Unit Fair Value, Lowest to Highest /1/         $8.37 to $8.22  $11.24 to $11.04  $10.20 to $9.79     $9.89      $7.19 to $7.06
  Net Assets (In Thousands)                            $133,569           $96,966          $28,941   $30,611            $122,300
  Investment Income Ratio to Net Assets /2/               3.29%             4.56%            0.65%     0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%    1.30% to 2.35%   0.75% to 2.35%     1.40%      1.30% to 2.35%
  Total Return, Lowest to Highest /4/            5.03% to 3.93%    7.60% to 6.47%  0.02% to -1.70%     7.30%      7.04% to 5.92%

December 31, 2003
  Units                                              15,380,749         7,706,190        3,952,789                     8,421,303
  Unit Fair Value, Lowest to Highest /1/         $7.97 to $7.91  $10.44 to $10.37  $10.17 to $9.96                $6.72 to $6.67
  Net Assets (In Thousands)                            $121,536           $80,239          $39,337                       $56,085
  Investment Income Ratio to Net Assets /2/               0.00%             0.69%            0.43%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%    1.30% to 2.35%   0.85% to 2.35%                1.30% to 2.35%
  Total Return, Lowest to Highest /4/          21.75% to 20.90%    4.43% to 3.70% -0.42% to -1.33%              22.00% to 21.15%

December 31, 2002
  Units                                               3,485,515                          2,772,993                     1,738,230
  Unit Fair Value, Lowest to Highest /1/         $6.21 to $6.28                   $10.00 to $10.21                $5.14 to $5.20
  Net Assets (In Thousands)                             $21,773                            $27,938                        $8,986
  Investment Income Ratio to Net Assets /2/               0.01%                              0.99%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.05%                     0.85% to 2.10%                1.40% to 2.05%
  Total Return, Lowest to Highest /4/        -26.27% to -25.78%                    -1.01% to 0.24%            -29.30% to -28.84%

December 31, 2001
  Units                                                 288,226                            467,182                       164,202
  Unit Fair Value, Lowest to Highest /1/         $8.42 to $8.47                   $10.10 to $10.19                $7.27 to $7.31
  Net Assets (In Thousands)                              $2,433                             $4,740                        $1,196
  Investment Income Ratio to Net Assets /2/               0.13%                              1.27%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%                     0.85% to 2.25%                1.40% to 2.25%
  Total Return, Lowest to Highest /4/          -3.49% to -2.85%                     0.67% to 1.66%             -10.51% to -9.91%

                                             -----------------

                                               PIMCO Total
                                               Return Bond
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                             4,604,418
  Unit Fair Value, Lowest to Highest /1/     $12.68 to $12.34
  Net Assets (In Thousands)                           $56,833
  Investment Income Ratio to Net Assets /2/             0.05%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 0.85% to 1.40%
  Total Return, Lowest to Highest /4/          1.60% to 1.04%

December 31, 2004
  Units                                             5,521,861
  Unit Fair Value, Lowest to Highest /1/     $12.48 to $12.21
  Net Assets (In Thousands)                           $67,451
  Investment Income Ratio to Net Assets /2/             2.46%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 0.85% to 1.40%
  Total Return, Lowest to Highest /4/          4.36% to 3.78%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                           Met Investors
                                          -----------------------------------------------------------------------
                                               PIMCO          RCM Global       T. Rowe Price     T. Rowe Price
                                            Total Return      Technology       Mid-Cap Growth    Mid-Cap Growth
                                          Bond Portfolio B    Portfolio B        Portfolio        Portfolio B
                                          ---------------- ------------------ ---------------- ------------------
December 31, 2005
  Units                                         23,284,234          2,539,048        2,760,060         12,443,446
  Unit Fair Value, Lowest to Highest /1/  $12.59 to $11.89     $4.76 to $4.63   $8.15 to $7.99     $8.30 to $7.84
  Net Assets (In Thousands)                       $282,307            $11,888          $22,393            $99,232
  Investment Income Ratio to
   Net Assets /2/                                    0.00%              0.00%            0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.75% to 2.35%     1.30% to 2.35%   1.40% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to Highest /4/      1.49% to -0.12%     9.59% to 8.44% 13.28% to 12.83%   13.77% to 11.97%

December 31, 2004
  Units                                         22,566,071          3,357,357        3,375,546         11,702,710
  Unit Fair Value, Lowest to Highest /1/  $12.40 to $11.90     $4.35 to $4.27   $7.19 to $7.08     $7.30 to $7.00
  Net Assets (In Thousands)                       $271,286            $14,410          $24,198            $82,666
  Investment Income Ratio to
   Net Assets /2/                                    6.80%              0.08%            0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.75% to 2.35%     1.30% to 2.35%   1.40% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to Highest /4/       4.10% to 2.54%   -5.55% to -6.54% 16.51% to 16.04%   16.76% to 15.08%

December 31, 2003
  Units                                         16,389,544          1,767,899                          11,428,214
  Unit Fair Value, Lowest to Highest /1/  $11.69 to $11.61     $4.60 to $4.57                      $6.18 to $6.09
  Net Assets (In Thousands)                       $190,243             $8,066                             $69,509
  Investment Income Ratio to
   Net Assets /2/                                    1.52%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.30% to 2.35%     1.30% to 2.35%                      0.85% to 2.35%
  Total Return, Lowest to Highest /4/      0.64% to -0.06%   39.26% to 38.29%                    35.48% to 27.90%

December 31, 2002
  Units                                          6,145,156            610,838                           2,558,021
  Unit Fair Value, Lowest to Highest /1/  $11.22 to $11.36     $2.92 to $2.96                      $4.49 to $4.56
  Net Assets (In Thousands)                        $69,461             $1,797                             $11,560
  Investment Income Ratio to
   Net Assets /2/                                    0.00%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.40% to 2.05%     1.40% to 2.25%                      0.85% to 2.25%
  Total Return, Lowest to Highest /4/       7.08% to 7.77% -51.83% to -51.42%                  -44.51% to -45.29%

December 31, 2001
  Units                                            218,855            111,243                             216,911
  Unit Fair Value, Lowest to Highest /1/  $10.48 to $10.54     $6.06 to $6.09                      $8.19 to $8.24
  Net Assets (In Thousands)                         $2,299               $676                              $1,782
  Investment Income Ratio to
   Net Assets /2/                                    3.25%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.40% to 2.25%     1.40% to 2.25%                      1.40% to 2.25%
  Total Return, Lowest to Highest /4/       3.18% to 3.87% -17.00% to -16.44%                    -1.66% to -1.00%

                                          -----------------------------------------
                                           MFS Research         MFS Research
                                           International   International Portfolio
                                             Portfolio                B
                                          ---------------- -----------------------
December 31, 2005
  Units                                          3,983,017           11,524,006
  Unit Fair Value, Lowest to Highest /1/  $18.32 to $12.72     $13.26 to $12.53
  Net Assets (In Thousands)                        $71,859             $147,193
  Investment Income Ratio to
   Net Assets /2/                                    0.58%                0.40%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to Highest /4/     15.78% to 14.69%     15.55% to 13.73%

December 31, 2004
  Units                                          3,665,586            9,223,092
  Unit Fair Value, Lowest to Highest /1/  $15.82 to $11.09     $11.48 to $11.01
  Net Assets (In Thousands)                        $57,353             $102,510
  Investment Income Ratio to
   Net Assets /2/                                    0.23%                0.27%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to Highest /4/     18.71% to 17.58%     15.31% to 16.78%

December 31, 2003
  Units                                          3,732,644            3,903,399
  Unit Fair Value, Lowest to Highest /1/  $13.33 to $13.28       $9.58 to $9.43
  Net Assets (In Thousands)                        $49,571              $36,781
  Investment Income Ratio to
   Net Assets /2/                                    0.48%                0.91%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.40%       0.85% to 2.35%
  Total Return, Lowest to Highest /4/     33.30% to 32.80%     30.93% to 28.59%

December 31, 2002
  Units                                                               1,580,897
  Unit Fair Value, Lowest to Highest /1/                         $7.20 to $7.32
  Net Assets (In Thousands)                                             $11,459
  Investment Income Ratio to
   Net Assets /2/                                                         0.28%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                   0.85% to 2.25%
  Total Return, Lowest to Highest /4/                        -13.77% to -12.55%

December 31, 2001
  Units                                                                 101,829
  Unit Fair Value, Lowest to Highest /1/                         $8.34 to $8.38
  Net Assets (In Thousands)                                                $851
  Investment Income Ratio to
   Net Assets /2/                                                         0.38%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                   1.40% to 2.25%
  Total Return, Lowest to Highest /4/                          -6.32% to -5.69%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                      Met Investors
                                          -----------------------------------------------------------------------------------
                                             AIM           AIM                                 Harris          Third Avenue
                                          Small-Cap     Small-Cap           Lazard             Oakmark          Small-Cap
                                           Growth        Growth             Mid-Cap         International         Value
                                          Portfolio    Portfolio B        Portfolio B        Portfolio B        Portfolio
                                          --------- ------------------ ------------------ ------------------ ----------------
December 31, 2005
  Units                                    762,909           6,787,906          2,227,684          6,295,353          208,309
  Unit Fair Value, Lowest to Highest /1/     $7.45    $13.04 to $12.68   $14.50 to $14.10   $15.78 to $15.34 $16.49 to $16.13
  Net Assets (In Thousands)                 $5,685             $87,493            $31,807            $97,858           $3,762
  Investment Income Ratio to Net
   Assets /2/                                0.00%               0.00%              0.06%              0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/         1.40%      1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%   1.30% to 1.90%
  Total Return, Lowest to Highest /4/       14.07%      6.87% to 5.76%     6.67% to 5.56%   12.77% to 11.59% 18.70% to 18.23%

December 31, 2004
  Units                                                      4,667,993          2,722,902          6,954,807
  Unit Fair Value, Lowest to Highest /1/              $12.20 to $11.99   $13.59 to $13.35   $13.99 to $13.75
  Net Assets (In Thousands)                                    $56,302            $36,592            $96,252
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.00%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/                   5.05% to 3.95%   12.92% to 11.74%   18.96% to 17.72%

December 31, 2003
  Units                                                      3,833,712          3,736,086          6,077,658
  Unit Fair Value, Lowest to Highest /1/              $11.61 to $11.53   $12.03 to $11.95   $11.76 to $11.68
  Net Assets (In Thousands)                                    $44,193            $44,639            $70,998
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              1.56%              1.78%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/                 33.33% to 32.40%   23.70% to 22.83%   34.41% to 33.47%

December 31, 2002
  Units                                                      1,063,308            653,527            521,347
  Unit Fair Value, Lowest to Highest /1/                $8.38 to $8.47     $9.57 to $9.67     $8.74 to $8.83
  Net Assets (In Thousands)                                     $8,972             $6,292             $4,585
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.02%              0.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.40% to 2.25%     1.40% to 2.25%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/               -29.12% to -28.51% -12.80% to -12.06% -19.92% to -19.23%

December 31, 2001
  Units                                                         18,549             16,422              2,650
  Unit Fair Value, Lowest to Highest /1/              $11.83 to $11.85   $10.97 to $10.99   $10.91 to $10.94
  Net Assets (In Thousands)                                       $220               $180                $29
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.00%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.40% to 2.25%     1.40% to 2.25%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/                 18.30% to 18.52%     9.70% to 9.91%     9.15% to 9.36%

                                          -------------------
                                             Third Avenue
                                              Small-Cap
                                                Value
                                             Portfolio B
                                          ------------------
December 31, 2005
  Units                                            5,711,948
  Unit Fair Value, Lowest to Highest /1/    $16.35 to $15.90
  Net Assets (In Thousands)                          $92,220
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       13.99% to 12.80%

December 31, 2004
  Units                                            6,296,258
  Unit Fair Value, Lowest to Highest /1/    $14.35 to $14.10
  Net Assets (In Thousands)                          $89,472
  Investment Income Ratio to Net
   Assets /2/                                          1.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       24.87% to 23.56%

December 31, 2003
  Units                                            6,229,319
  Unit Fair Value, Lowest to Highest /1/    $11.49 to $11.41
  Net Assets (In Thousands)                          $71,163
  Investment Income Ratio to Net
   Assets /2/                                          0.48%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       35.61% to 34.67%

December 31, 2002
  Units                                              873,499
  Unit Fair Value, Lowest to Highest /1/      $8.19 to $8.23
  Net Assets (In Thousands)                           $7,175
  Investment Income Ratio to Net
   Assets /2/                                          0.38%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 2.25%
  Total Return, Lowest to Highest /4/     -18.14% to -17.68%

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             -----------------------------------------------------------------------------------
                                              Neuberger
                                             Berman Real Neuberger Berman                     Goldman Sachs
                                               Estate      Real Estate      Turner Mid-Cap    Mid-Cap Value   Defensive Strategy
                                              Portfolio    Portfolio B    Growth Portfolio B   Portfolio B      Fund of Fund B
                                             ----------- ---------------- ------------------ ---------------- ------------------
December 31, 2005
  Units                                        577,966          4,290,480         1,029,884         2,181,767         6,322,085
  Unit Fair Value, Lowest to Highest /1/        $20.89   $14.43 to $14.11  $12.32 to $12.01  $13.41 to $13.08  $10.43 to $10.30
  Net Assets (In Thousands)                    $12,076            $61,358           $12,503           $28,841           $65,586
  Investment Income Ratio to Net Assets /2/      0.00%              0.00%             0.00%             0.72%             1.03%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%     1.00% to 2.35%    0.85% to 2.35%    0.85% to 2.35%    1.30% to 2.35%
  Total Return, Lowest to Highest /4/           15.05%   12.16% to 10.66%   10.42% to 8.78%   11.59% to 9.93%    3.13% to 2.06%

December 31, 2004
  Units                                                         1,552,403         1,457,917         1,750,355         1,937,189
  Unit Fair Value, Lowest to Highest /1/                 $12.87 to $12.75  $11.16 to $11.04  $12.02 to $11.90  $10.11 to $10.10
  Net Assets (In Thousands)                                       $19,879           $16,169           $20,910           $19,577
  Investment Income Ratio to Net Assets /2/                         5.12%             0.00%             1.57%             8.88%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                             1.00% to 2.35%    0.85% to 2.35%    0.85% to 2.35%    1.30% to 2.35%
  Total Return, Lowest to Highest /4/                    28.69% to 27.55%  11.57% to 10.47%  20.17% to 18.98%    1.71% to 1.59%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

                                             ------------------


                                             Moderate Strategy
                                              Fund of Fund B
                                             -----------------
December 31, 2005
  Units                                            21,366,533
  Unit Fair Value, Lowest to Highest /1/     $10.69 to $10.56
  Net Assets (In Thousands)                          $227,166
  Investment Income Ratio to Net Assets /2/             1.28%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 1.30% to 2.35%
  Total Return, Lowest to Highest /4/          4.45% to 3.36%

December 31, 2004
  Units                                            10,636,014
  Unit Fair Value, Lowest to Highest /1/     $10.23 to $10.22
  Net Assets (In Thousands)                          $108,760
  Investment Income Ratio to Net Assets /2/             6.77%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 1.30% to 2.35%
  Total Return, Lowest to Highest /4/          2.20% to 2.08%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             --------------------------------------------------------------------
                                                                                   Aggressive
                                             Balanced Strategy Growth Strategy      Strategy        VanKampen
                                                  Fund of          Fund of          Fund of         ComStock
                                                  Fund B           Fund B            Fund B        Portfolio B
                                             ----------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                            59,266,853        58,883,485       12,099,254        3,599,394
  Unit Fair Value, Lowest to Highest /1/     $10.99 to $10.86  $11.43 to $11.29 $11.65 to $11.51 $10.52 to $10.41
  Net Assets (In Thousands)                          $648,361          $669,542         $140,266          $37,741
  Investment Income Ratio to Net Assets /2/             1.20%             1.12%            0.87%            2.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 2.35%    1.30% to 2.35%   1.30% to 2.35%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/          5.74% to 4.64%    7.72% to 6.60%   8.96% to 7.82%   5.22% to 4.11%

December 31, 2004
  Units                                            31,037,036        31,746,255        7,251,678
  Unit Fair Value, Lowest to Highest /1/     $10.40 to $10.38  $10.61 to $10.59 $10.69 to $10.68
  Net Assets (In Thousands)                          $322,474          $336,537          $77,491
  Investment Income Ratio to Net Assets /2/             5.05%             3.18%            1.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 2.35%    1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest /4/          2.91% to 2.79%    3.56% to 3.45%   3.79% to 3.67%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ----------------------------------
                                                 Cyclical         Cyclical
                                                  Growth         Growth and
                                                   ETF           Income ETF
                                                 Class B          Class B
                                             ---------------- ----------------
December 31, 2005
  Units                                               820,546          405,183
  Unit Fair Value, Lowest to Highest /1/     $10.17 to $10.16 $10.13 to $10.12
  Net Assets (In Thousands)                            $8,343           $4,104
  Investment Income Ratio to Net Assets /2/             3.11%            2.73%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest /4/          1.71% to 1.56%   1.33% to 1.17%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                          Met Investors
                                          -----------------------------------------------------------------------
                                          Legg Mason Value JP Morgan Quality JP Morgan Quality     JP Morgan
                                               Equity            Bond              Bond          Select Equity
                                              Class B          Portfolio        Portfolio B        Portfolio
                                          ---------------- ----------------- ----------------- ------------------
December 31, 2005
  Units                                             31,606
  Unit Fair Value, Lowest to Highest /1/  $10.63 to $10.61
  Net Assets (In Thousands)                           $336
  Investment Income Ratio to Net
   Assets /2/                                        0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.30% to 2.35%
  Total Return, Lowest to Highest /4/     -1.34% to -1.37%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                           5,101,736         3,511,672           7,321,298
  Unit Fair Value, Lowest to Highest /1/                   $13.01 to $14.78  $14.90 to $14.52     $9.03 to $15.21
  Net Assets (In Thousands)                                         $75,368           $51,492            $110,888
  Investment Income Ratio to Net
   Assets /2/                                                         3.66%             4.98%               0.59%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        3.11% to 2.55%    2.88% to 1.91%    32.37% to 31.64%

December 31, 2002
  Units                                                           6,122,575         1,951,438           8,572,763
  Unit Fair Value, Lowest to Highest /1/                   $12.62 to $14.41  $14.25 to $14.48     $6.82 to $11.55
  Net Assets (In Thousands)                                         $88,109           $27,984             $98,571
  Investment Income Ratio to Net
   Assets /2/                                                         4.50%             7.48%               0.58%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest/ 3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        7.44% to 8.03%    6.66% to 7.67%  -26.68% to -26.28%

December 31, 2001
  Units                                                           6,678,929           500,675          10,938,478
  Unit Fair Value, Lowest to Highest /1/                   $11.68 to $13.41  $13.36 to $13.45     $9.25 to $15.75
  Net Assets (In Thousands)                                         $89,494            $6,704            $171,679
  Investment Income Ratio to Net
   Assets /2/                                                         4.73%             4.73%               0.48%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        5.56% to 6.40%    4.92% to 5.93%    -7.33% to -6.72%

                                          --------------------------------------
                                              JP Morgan         Met/Putnam
                                            Select Equity        Research
                                             Portfolio B        Portfolio B
                                          ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                              590,907          2,466,985
  Unit Fair Value, Lowest to Highest /1/    $15.32 to $14.94     $7.73 to $7.67
  Net Assets (In Thousands)                           $8,933            $18,890
  Investment Income Ratio to Net
   Assets /2/                                          0.45%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                0.85% to 1.80%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/       32.07% to 30.83%   20.26% to 19.42%

December 31, 2002
  Units                                              545,142            973,578
  Unit Fair Value, Lowest to Highest /1/    $11.42 to $11.60     $6.22 to $6.30
  Net Assets (In Thousands)                           $6,271             $6,095
  Investment Income Ratio to Net
   Assets /2/                                          0.77%              0.83%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest/ 3/                                0.85% to 1.80%     1.40% to 2.10%
  Total Return, Lowest to Highest /4/     -27.15% to -26.46% -22.46% to -21.91%

December 31, 2001
  Units                                              305,340            130,063
  Unit Fair Value, Lowest to Highest /1/    $15.67 to $15.77     $8.03 to $8.07
  Net Assets (In Thousands)                           $4,799             $1,046
  Investment Income Ratio to Net
   Assets /2/                                          0.15%              0.57%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                0.85% to 1.80%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/       -8.01% to -7.13%   -3.99% to -3.35%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                    Met Investors
                                  ----------------------------------------------------------------------------------------------
                                     Lord Abbett        Lord Abbett         JP Morgan          JP Morgan          JP Morgan
                                     Developing         Developing          Enhanced           Enhanced         International
                                       Growth             Growth              Index              Index             Equity
                                      Portfolio         Portfolio B         Portfolio         Portfolio B         Portfolio
                                  ------------------ ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2002
  Units                                    2,519,957            574,459          7,887,616            324,968          5,302,229
  Unit Fair Value, Lowest to
   Highest /1/                        $4.97 to $7.44     $7.36 to $7.48    $6.15 to $12.71   $12.57 to $12.77     $5.30 to $8.69
  Net Assets (In Thousands)                  $18,528             $4,264            $99,052             $4,113            $45,832
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.88%              1.13%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to
   Highest /4/                    -29.98% to -29.59% -30.40% to -29.74% -26.00% to -25.59% -26.46% to -25.75% -17.52% to -17.07%

December 31, 2001
  Units                                    3,112,031            227,438          9,789,785            190,262          6,871,694
  Unit Fair Value, Lowest to
   Highest /1/                       $7.05 to $10.63   $10.58 to $10.64    $8.27 to $17.18   $17.09 to $17.20    $6.39 to $10.54
  Net Assets (In Thousands)                  $32,694             $2,413           $166,440             $3,260            $72,080
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.82%              0.22%              1.31%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to
   Highest /4/                      -8.14% to -7.59%   -8.74% to -7.87% -12.65% to -12.15% -13.23% to -12.40% -21.44% to -20.98%

                                  -------------------
                                      JP Morgan
                                    International
                                       Equity
                                     Portfolio B
                                  ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2002
  Units                                      173,545
  Unit Fair Value, Lowest to
   Highest /1/                        $8.59 to $8.73
  Net Assets (In Thousands)                   $1,503
  Investment Income Ratio to Net
   Assets /2/                                  0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -18.00% to -17.22%

December 31, 2001
  Units                                       94,256
  Unit Fair Value, Lowest to
   Highest /1/                      $10.48 to $10.55
  Net Assets (In Thousands)                     $991
  Investment Income Ratio to Net
   Assets /2/                                  0.51%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -22.00% to -21.25%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   GACC                              Russell
                                             ---------------- ------------------------------------------------------
                                                  Money       Multi-Style Aggressive                     Real Estate
                                                  Market        Equity      Equity    Non-US   Core Bond Securities
                                                   Fund          Fund        Fund      Fund      Fund       Fund
                                             ---------------- ----------- ---------- --------- --------- -----------
December 31, 2005
  Units                                                        2,495,854    502,797    901,452 1,392,616   125,482
  Unit Fair Value, Lowest to Highest /1/                          $11.83     $13.36     $14.23    $13.91    $25.70
  Net Assets (In Thousands)                                      $29,537     $6,719    $12,830   $19,370    $3,225
  Investment Income Ratio to Net Assets /2/                        1.12%      0.17%      1.58%     3.51%     2.04%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                              5.78%      4.89%     12.11%     0.60%    11.39%

December 31, 2004
  Units                                                        3,502,648    691,249  1,261,708 1,719,866   167,353
  Unit Fair Value, Lowest to Highest /1/                          $11.19     $12.74     $12.70    $13.83    $23.07
  Net Assets (In Thousands)                                      $39,186     $8,807    $16,018   $23,780    $3,861
  Investment Income Ratio to Net Assets /2/                        0.76%      0.16%      1.87%     3.49%     2.57%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                              8.28%     13.13%     16.65%     3.21%    33.01%

December 31, 2003
  Units                                                        4,207,248    855,054  1,617,799 2,133,352   197,639
  Unit Fair Value, Lowest to Highest /1/                          $10.33     $11.26     $10.88    $13.40    $17.34
  Net Assets (In Thousands)                                      $43,469     $9,630    $17,607   $28,580    $3,428
  Investment Income Ratio to Net Assets /2/                        0.75%      0.10%      2.61%     3.43%     5.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                             27.07%     43.58%     36.86%     4.68%    35.30%

December 31, 2002
  Units                                             2,906,285  4,582,713    968,192  1,815,696 2,637,246   204,428
  Unit Fair Value, Lowest to Highest /1/     $10.96 to $12.44      $8.13      $7.84      $7.95    $12.80    $12.82
  Net Assets (In Thousands)                           $36,075    $37,245     $7,589    $14,437   $33,718    $2,620
  Investment Income Ratio to Net Assets /2/             3.37%      0.60%      0.00%      1.51%     2.92%     5.15%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%      1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/          0.23% to 0.78%    -24.26%    -20.18%    -16.33%     7.33%     2.36%

December 31, 2001
  Units                                             2,940,842  4,916,743  1,079,890  1,988,278 2,937,714   216,523
  Unit Fair Value, Lowest to Highest /1/     $10.87 to $12.41     $10.74      $9.83      $9.50    $11.92    $12.52
  Net Assets (In Thousands)                           $36,431    $52,768    $10,609    $18,894   $35,000    $2,711
  Investment Income Ratio to Net Assets /2/             0.00%      0.46%      0.11%      0.57%     5.91%     5.18%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%      1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/          2.59% to 3.21%    -15.41%     -3.73%    -23.12%     5.91%     6.33%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         AIM
                                  ----------------------------------------------------------------------------------------------
                                       Capital            Capital         International      International
                                     Appreciation       Appreciation         Growth             Growth             Premier
                                         Fund              Fund B             Fund              Fund B           Equity Fund
                                  ------------------ ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units                                    2,126,812             77,227            473,274            421,253
  Unit Fair Value, Lowest to
   Highest /1/                       $6.54 to $11.80   $22.78 to $21.11    $9.19 to $14.11   $21.15 to $19.61
  Net Assets (In Thousands)                  $24,385               $938             $6,667             $6,695
  Investment Income Ratio to Net
   Assets /2/                                  0.06%              0.00%              0.67%              0.89%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.30% to 1.90%     0.85% to 1.80%     1.30% to 1.90%
  Total Return, Lowest to
   Highest /4/                        7.92% to 6.90%     7.18% to 6.54%   16.93% to 15.83%   16.19% to 15.49%

December 31, 2004
  Units                                    2,698,592             72,492            469,799             42,094            134,949
  Unit Fair Value, Lowest to
   Highest /1/                       $6.06 to $11.03   $21.25 to $19.81    $7.86 to $12.18   $18.21 to $16.98   $10.75 to $10.59
  Net Assets (In Thousands)                  $28,901               $805             $5,689               $530             $1,443
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.63%              0.62%              0.03%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.30% to 1.90%     0.85% to 1.80%     1.30% to 1.90%     1.40% to 1.80%
  Total Return, Lowest to
   Highest /4/                        5.72% to 4.72%     7.14% to 4.83%   22.95% to 21.79%   18.13% to 17.66%     4.30% to 3.88%

December 31, 2003
  Units                                    3,257,668             83,665            543,337             26,476          5,245,692
  Unit Fair Value, Lowest to
   Highest /1/                       $5.74 to $10.54   $10.61 to $10.50    $6.39 to $10.00    $10.06 to $9.95    $6.17 to $10.20
  Net Assets (In Thousands)                  $33,285               $886             $5,386               $266            $52,603
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.52%              0.59%              0.30%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                      28.42% to 28.42%   27.39% to 27.39%   27.97% to 27.97%   26.81% to 26.81%   24.02% to 24.02%

December 31, 2002
  Units                                    3,855,751             47,993            651,694              3,753          6,211,111
  Unit Fair Value, Lowest to
   Highest /1/                        $4.47 to $8.40     $8.27 to $8.33     $5.00 to $8.00     $7.87 to $7.93     $4.97 to $8.41
  Net Assets (In Thousands)                  $30,804               $399             $5,045                $30            $50,408
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.55%              1.08%              0.31%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -25.71% to -25.00% -25.85% to -25.55% -17.18% to -16.39% -17.43% to -17.10% -31.51% to -30.85%

December 31, 2001
  Units                                    4,259,337                               735,910                             6,944,765
  Unit Fair Value, Lowest to
   Highest /1/                       $5.96 to $11.21                        $5.98 to $9.58                       $7.19 to $12.18
  Net Assets (In Thousands)                  $46,183                                $6,882                               $82,860
  Investment Income Ratio to Net
   Assets /2/                                  0.00%                                 0.32%                                 0.14%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%                        0.85% to 1.80%                        0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -24.66% to -23.93%                    -24.91% to -24.01%                    -14.12% to -13.27%

                                  -------------------

                                    Premier Equity
                                        Fund B
                                  ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units                                      139,052
  Unit Fair Value, Lowest to
   Highest /1/                       $6.14 to $10.15
  Net Assets (In Thousands)                   $1,310
  Investment Income Ratio to Net
   Assets /2/                                  0.29%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                      23.77% to 23.77%

December 31, 2002
  Units                                       74,811
  Unit Fair Value, Lowest to
   Highest /1/                        $4.96 to $8.39
  Net Assets (In Thousands)                     $561
  Investment Income Ratio to Net
   Assets /2/                                  0.58%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -31.70% to -31.05%

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                       Alliance
                                             -------------------------------------------------------------------------
                                             Bernstein
                                                Real       Bernstein
                                               Estate     Real Estate     Premier       Premier          Bernstein
                                             Investment   Investment      Growth        Growth           Small-Cap
                                             Portfolio    Portfolio B    Portfolio    Portfolio B       Portfolio B
                                             ---------- ---------------- --------- ------------------ ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                        762,560         2,356,884
  Unit Fair Value, Lowest to Highest /1/        $18.96  $20.86 to $20.41
  Net Assets (In Thousands)                    $14,459           $44,359
  Investment Income Ratio to Net Assets /2/      2.33%             2.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.30% to 1.90%
  Total Return, Lowest to Highest /4/           33.74%  37.21% to 36.66%

December 31, 2003
  Units                                        936,692         2,455,396 3,417,300          7,263,147          151,142
  Unit Fair Value, Lowest to Highest /1/        $14.18  $14.10 to $13.95    $10.67   $10.59 to $10.48 $14.23 to $14.08
  Net Assets (In Thousands)                    $13,280           $34,523   $36,450            $76,722           $2,147
  Investment Income Ratio to Net Assets /2/      2.65%             2.46%     0.00%              0.00%            0.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return, Lowest to Highest /4/           37.36%  37.09% to 36.55%    21.95%   21.65% to 21.17% 38.94% to 38.38%

December 31, 2002
  Units                                      1,012,299         1,465,642 3,764,511          3,960,777          147,202
  Unit Fair Value, Lowest to Highest /1/        $10.32  $10.21 to $10.28     $8.75     $8.65 to $8.71 $10.18 to $10.24
  Net Assets (In Thousands)                    $10,445           $15,039   $32,919            $34,408           $1,506
  Investment Income Ratio to Net Assets /2/      2.53%             2.32%     0.00%              0.00%            0.09%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return, Lowest to Highest /4/            1.18%    0.48% to 0.89%   -31.61% -32.08% to -31.80% -8.04% to -7.68%

December 31, 2001
  Units                                      1,096,757           504,313 4,644,874          1,214,520            6,876
  Unit Fair Value, Lowest to Highest /1/        $10.20  $10.16 to $10.19    $12.79   $12.77 to $12.75 $11.07 to $11.10
  Net Assets (In Thousands)                    $11,188            $5,134   $59,399            $15,485              $76
  Investment Income Ratio to Net Assets /2/      3.47%             0.57%     0.00%              0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return /4/, Lowest to Highest /4/        9.25%  12.37% to 12.68%   -18.37% -18.88% to -18.56% 10.66% to 10.96%

                                             -------------------


                                                 Bernstein
                                                   Value
                                                Portfolio B
                                             ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                 107,576
  Unit Fair Value, Lowest to Highest /1/       $10.85 to $10.73
  Net Assets (In Thousands)                              $1,164
  Investment Income Ratio to Net Assets /2/               0.77%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return, Lowest to Highest /4/          26.68% to 26.17%

December 31, 2002
  Units                                                  88,771
  Unit Fair Value, Lowest to Highest /1/         $8.51 to $8.56
  Net Assets (In Thousands)                                $759
  Investment Income Ratio to Net Assets /2/               0.15%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -14.51% to -14.16%

December 31, 2001
  Units                                                  21,497
  Unit Fair Value, Lowest to Highest /1/         $9.95 to $9.98
  Net Assets (In Thousands)                                $214
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return /4/, Lowest to Highest /4/      -0.50% to -0.24%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                            Liberty                                     Goldman Sachs
                                       ------------------ --------------------------------------------------------
                                       Newport Tiger Fund     Growth and       International         Internet
                                            Variable            Income            Equity            Tollkeeper
                                             Series              Fund              Fund                Fund
                                       ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                            54,143            485,499            194,909
  Unit Fair Value, Lowest to
   Highest /1/                           $12.04 to $11.91     $9.28 to $9.18   $10.48 to $10.37
  Net Assets (In Thousands)                          $652             $4,506             $2,042
  Investment Income Ratio to Net
   Assets /2/                                       2.38%              1.25%              4.02%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/    42.78% to 42.21%   22.63% to 22.14%   33.61% to 33.08%

December 31, 2002
  Units                                            68,499            589,009            232,066
  Unit Fair Value, Lowest to
   Highest /1/                             $8.37 to $8.43     $7.52 to $7.57     $7.79 to $7.84
  Net Assets (In Thousands)                          $578             $4,446             $1,819
  Investment Income Ratio to Net
   Assets /2/                                       1.14%              1.37%              0.99%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/  -18.45% to -18.12% -12.92% to -12.57% -19.80% to -19.47%

December 31, 2001
  Units                                            76,324            695,573            277,869            258,649
  Unit Fair Value, Lowest to
   Highest /1/                           $10.27 to $10.30     $8.63 to $8.66     $9.71 to $9.74     $4.25 to $4.26
  Net Assets (In Thousands)                          $786             $6,021             $2,705             $1,102
  Investment Income Ratio to Net
   Assets /2/                                       0.85%              0.48%              1.28%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/  -19.95% to -19.04% -10.96% to -10.57% -23.66% to -23.26% -34.87% to -34.59%

                                                            Scudder II
                                       -----------------------------------
                                                            Small-Cap
                                        Global Income         Growth
                                            Fund            Portfolio
                                       ---------------- ------------------
December 31, 2005
  Units                                                            168,675
  Unit Fair Value, Lowest to
   Highest /1/                                              $9.53 to $9.35
  Net Assets (In Thousands)                                         $1,606
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                       5.59% to 5.17%

December 31, 2004
  Units                                                            212,686
  Unit Fair Value, Lowest to
   Highest /1/                                              $9.02 to $8.89
  Net Assets (In Thousands)                                         $1,918
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                       9.48% to 9.04%

December 31, 2003
  Units                                                            256,266
  Unit Fair Value, Lowest to
   Highest /1/                                              $8.24 to $8.15
  Net Assets (In Thousands)                                         $2,111
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                     31.10% to 30.57%

December 31, 2002
  Units                                                            249,283
  Unit Fair Value, Lowest to
   Highest /1/                                              $6.24 to $6.29
  Net Assets (In Thousands)                                         $1,567
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                   -34.65% to -34.39%

December 31, 2001
  Units                                         156,459            270,537
  Unit Fair Value, Lowest to
   Highest /1/                         $11.70 to $11.73     $9.55 to $9.58
  Net Assets (In Thousands)                      $1,835             $2,592
  Investment Income Ratio to Net
   Assets /2/                                     5.30%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/    2.93% to 3.67% -30.08% to -29.76%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                Scudder II                                         MFS
                                             ------------------------------------------------- --------------------------
                                                Government         Dreman         Dreman High                      High
                                                Securities     Small-Cap Value   Return Equity  Investors Trust   Income
                                                Portfolio         Portfolio        Portfolio       Series B       Series
                                             ---------------- ------------------ ------------- ------------------ -------
December 31, 2005
  Units                                               128,534                                           1,147,380
  Unit Fair Value, Lowest to Highest /1/     $13.61 to $13.36                                    $11.17 to $10.96
  Net Assets (In Thousands)                            $1,746                                             $12,739
  Investment Income Ratio to Net Assets /2/             4.17%                                               0.31%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%                                      1.40% to 1.80%
  Total Return, Lowest to Highest /4/          1.15% to 0.75%                                      5.54% to 5.12%

December 31, 2004
  Units                                               166,555            262,644                        1,366,192 676,432
  Unit Fair Value, Lowest to Highest /1/     $13.46 to $13.26   $16.10 to $15.86                 $10.59 to $10.43  $12.12
  Net Assets (In Thousands)                            $2,237             $4,225                          $14,392  $8,198
  Investment Income Ratio to Net Assets /2/             3.82%              0.93%                            0.47%   4.85%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%                   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          2.31% to 1.90%   24.27% to 23.77%                   9.58% to 9.14%   7.63%

December 31, 2003
  Units                                               228,371            425,796     18,967             1,879,424 863,525
  Unit Fair Value, Lowest to Highest /1/     $13.15 to $13.01   $12.95 to $12.81     $12.47        $9.66 to $9.56  $11.26
  Net Assets (In Thousands)                            $3,000             $5,514       $237               $18,094  $9,724
  Investment Income Ratio to Net Assets /2/             3.00%              1.16%      1.70%                 0.47%   4.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          0.84% to 0.43%   40.06% to 39.50%     30.09%      20.14% to 19.66%  16.32%

December 31, 2002
  Units                                               311,697            525,935     26,662             1,952,970 853,316
  Unit Fair Value, Lowest to Highest /1/     $12.96 to $13.04     $9.19 to $9.25      $9.58        $7.99 to $8.04   $9.68
  Net Assets (In Thousands)                            $4,063             $4,863       $256               $15,667  $8,260
  Investment Income Ratio to Net Assets /2/             3.15%              0.44%      1.03%                 0.45%   6.88%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          6.12% to 6.55% -12.93% to -12.58%    -19.17%    -22.56% to -22.25%   1.14%

December 31, 2001
  Units                                               237,947            534,806     11,398               883,104 780,096
  Unit Fair Value, Lowest to Highest /1/     $12.21 to $12.24   $10.55 to $10.58     $11.86      $10.31 to $10.34  $10.36
  Net Assets (In Thousands)                            $2,913             $5,658       $135                $9,123  $7,466
  Investment Income Ratio to Net Assets /2/             3.65%              0.00%      0.76%                 0.00%   7.75%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          5.57% to 6.76%   15.57% to 16.21%      0.28%    -17.61% to -17.28%   0.65%

                                             -----------------

                                               High Income
                                                Series B
                                             ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                             3,696,643
  Unit Fair Value, Lowest to Highest /1/     $15.65 to $14.79
  Net Assets (In Thousands)                           $44,820
  Investment Income Ratio to Net Assets /2/             4.54%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 1.90%
  Total Return, Lowest to Highest /4/          7.50% to 7.07%

December 31, 2003
  Units                                             3,231,922
  Unit Fair Value, Lowest to Highest /1/     $11.17 to $11.05
  Net Assets (In Thousands)                           $36,025
  Investment Income Ratio to Net Assets /2/             3.55%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/        16.06% to 15.60%

December 31, 2002
  Units                                             1,595,503
  Unit Fair Value, Lowest to Highest /1/       $9.56 to $9.63
  Net Assets (In Thousands)                           $15,331
  Investment Income Ratio to Net Assets /2/             4.94%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/          0.50% to 0.90%

December 31, 2001
  Units                                               304,853
  Unit Fair Value, Lowest to Highest /1/       $9.51 to $9.54
  Net Assets (In Thousands)                            $2,904
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -0.20% to 0.20%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                  MFS
                                              ---------------------------------------------------------------------------
                                              Investors    New
                                                Trust   Discovery   New Discovery     Bond   Research
                                               Series    Series       Series B       Series   Series   Research Series B
                                              --------- --------- ------------------ ------- --------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                       1,775,231   982,516          6,740,984
  Unit Fair Value, Lowest to Highest /1/         $10.68     $7.52   $14.57 to $13.99
  Net Assets (In Thousands)                     $18,957    $7,388            $51,776
  Investment Income Ratio to Net Assets /2/       0.66%     0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.30% to 1.90%
  Total Return, Lowest to Highest /4/             9.80%     5.03%     5.37% to 4.95%

December 31, 2003
  Units                                       2,198,563 1,036,706          5,468,948  74,664 1,049,818            143,411
  Unit Fair Value, Lowest to Highest /1/          $9.73     $7.16     $7.12 to $7.04  $13.62     $9.93     $9.87 to $9.76
  Net Assets (In Thousands)                     $21,381    $7,422            $38,808  $1,017   $10,422             $1,410
  Investment Income Ratio to Net Assets /2/       0.67%     0.00%              0.00%   6.57%     0.67%              0.41%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/            20.45%    31.86%   31.58% to 31.05%   7.82%    22.97%   22.64% to 22.15%

December 31, 2002
  Units                                       2,273,431   915,242          3,161,132 100,188 1,235,312            123,092
  Unit Fair Value, Lowest to Highest /1/          $8.07     $5.43     $5.37 to $5.41  $12.63     $8.07     $7.99 to $8.05
  Net Assets (In Thousands)                     $18,337    $4,967            $17,058  $1,265    $9,970               $988
  Investment Income Ratio to Net Assets /2/       0.56%     0.00%              0.00%   5.74%     0.28%              0.08%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -22.06%   -32.58% -33.02% to -32.75%   7.41%   -25.59% -26.07% to -25.77%

December 31, 2001
  Units                                       2,514,803   832,229            867,414 147,949 1,538,746             68,188
  Unit Fair Value, Lowest to Highest /1/         $10.36     $8.05     $8.02 to $8.04  $11.76    $10.85   $10.81 to $10.84
  Net Assets (In Thousands)                     $26,052    $6,701             $6,966  $1,739   $16,691               $738
  Investment Income Ratio to Net Assets /2/       0.50%     0.00%              0.00%   5.93%     0.02%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -17.13%    -6.36%   -6.95% to -6.58%   7.19%   -22.35% -22.80% to -22.49%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                        MFS
                                              ------------------------------------------------------- ------------
                                              Emerging                     Strategic                     Davis
                                               Growth    Emerging Growth    Income   Strategic Income   Venture
                                               Series       Series B        Series       Series B     Value Fund A
                                              --------- ------------------ --------- ---------------- ------------
December 31, 2005
  Units                                                                                                 144,107
  Unit Fair Value, Lowest to Highest /1/                                                                 $34.26
  Net Assets (In Thousands)                                                                              $4,938
  Investment Income Ratio to Net Assets /2/                                                               0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                                              1.40%
  Total Return, Lowest to Highest /4/                                                                     8.77%

December 31, 2004
  Units                                                                                                  96,358
  Unit Fair Value, Lowest to Highest /1/                                                                 $31.50
  Net Assets (In Thousands)                                                                              $3,035
  Investment Income Ratio to Net Assets /2/                                                               0.56%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                                              1.40%
  Total Return, Lowest to Highest /4/                                                                    10.80%

December 31, 2003
  Units                                       1,168,700            102,277  136,455           454,865    62,347
  Unit Fair Value, Lowest to Highest /1/         $10.06    $10.00 to $9.89   $12.75  $12.67 to $12.53    $28.43
  Net Assets (In Thousands)                     $11,753             $1,019   $1,740            $5,752    $1,773
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    5.36%             4.47%     0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%     1.40%
  Total Return, Lowest to Highest /4/            28.42%   28.13% to 27.62%    8.85%    8.57% to 8.13%    26.06%

December 31, 2002
  Units                                       1,338,172             81,073  141,806           198,515
  Unit Fair Value, Lowest to Highest /1/          $7.83     $7.75 to $7.81   $11.72  $11.59 to $11.67
  Net Assets (In Thousands)                     $10,478               $632   $1,661            $2,314
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    1.54%             0.40%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -34.68% -35.04% to -34.78%    6.90%    6.26% to 6.68%

December 31, 2001
  Units                                       1,651,558             36,283   20,273               736
  Unit Fair Value, Lowest to Highest /1/         $11.99   $11.93 to $11.97   $10.96  $10.91 to $10.94
  Net Assets (In Thousands)                     $19,800               $434     $222                $8
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    3.67%             0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -34.42% -34.81% to -34.55%    3.29%    2.69% to 3.10%

                                              MetLife
                                              --------------------

                                              Davis Venture Value
                                                    Fund E
                                              -------------------
December 31, 2005
  Units                                               22,921,528
  Unit Fair Value, Lowest to Highest /1/        $36.24 to $12.62
  Net Assets (In Thousands)                             $302,602
  Investment Income Ratio to Net Assets /2/                0.52%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.75% to 2.35%
  Total Return, Lowest to Highest /4/             9.32% to 7.59%

December 31, 2004
  Units                                               22,734,313
  Unit Fair Value, Lowest to Highest /1/        $33.15 to $11.73
  Net Assets (In Thousands)                             $271,120
  Investment Income Ratio to Net Assets /2/                0.45%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.75% to 2.35%
  Total Return, Lowest to Highest /4/             8.13% to 9.53%

December 31, 2003
  Units                                               15,387,994
  Unit Fair Value, Lowest to Highest /1/        $10.87 to $10.71
  Net Assets (In Thousands)                             $164,778
  Investment Income Ratio to Net Assets /2/                0.24%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.85% to 2.35%
  Total Return, Lowest to Highest /4/           29.63% to 25.13%

December 31, 2002
  Units                                                4,471,021
  Unit Fair Value, Lowest to Highest /1/          $8.26 to $8.39
  Net Assets (In Thousands)                              $37,182
  Investment Income Ratio to Net Assets /2/                0.53%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.85% to 2.25%
  Total Return, Lowest to Highest /4/         -18.41% to -17.26%

December 31, 2001
  Units                                                  364,729
  Unit Fair Value, Lowest to Highest /1/        $10.11 to $10.16
  Net Assets (In Thousands)                               $3,694
  Investment Income Ratio to Net Assets /2/                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.00% to 2.25%
  Total Return, Lowest to Highest /4/         -13.19% to -12.45%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                            MetLife
                                             ------------------------------------------------------------------------
                                               Harris Oakmark                                             MFS
                                                  Focused       Jennison Growth  Jennison Growth    Investors Trust
                                                  Value B          Portfolio       Portfolio B         Series B
                                             ------------------ --------------- ------------------ ------------------
December 31, 2005
  Units                                               5,521,791     68,816               7,741,343          3,433,883
  Unit Fair Value, Lowest to Highest /1/       $16.40 to $15.94      $5.01         $5.07 to $11.44     $9.39 to $8.69
  Net Assets (In Thousands)                             $89,084       $345                 $85,952            $39,251
  Investment Income Ratio to Net Assets /2/               0.00%      0.00%                   0.00%              0.20%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%      1.40%          0.75% to 2.35%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.29% to 7.17%     20.37%        11.52% to 10.91%     6.11% to 4.90%

December 31, 2004
  Units                                               6,638,629                          7,626,777          3,908,131
  Unit Fair Value, Lowest to Highest /1/       $15.14 to $14.88                   $10.50 to $10.31     $8.46 to $8.29
  Net Assets (In Thousands)                             $99,304                            $79,366            $42,439
  Investment Income Ratio to Net Assets /2/               0.00%                              0.01%              0.39%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%                     1.30% to 2.35%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.23% to 7.10%                     7.53% to 6.40%    5.88% to 10.49%

December 31, 2003
  Units                                               7,973,293                          6,208,252          4,446,377
  Unit Fair Value, Lowest to Highest /1/       $13.99 to $13.89                     $9.76 to $9.69    $10.02 to $9.86
  Net Assets (In Thousands)                            $110,604                            $60,266            $44,104
  Investment Income Ratio to Net Assets /2/               0.05%                              0.15%              0.21%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%                     1.30% to 2.35%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/          27.88% to 26.99%                   20.98% to 20.13%   20.50% to 19.36%

December 31, 2002
  Units                                               2,218,864                          1,788,193          1,376,864
  Unit Fair Value, Lowest to Highest /1/       $10.59 to $10.71                     $7.58 to $7.63     $8.26 to $8.32
  Net Assets (In Thousands)                             $23,633                            $13,610            $11,403
  Investment Income Ratio to Net Assets /2/               0.10%                              0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%                     1.40% to 2.25%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/        -11.09% to -10.33%                 -24.15% to -23.72% -21.75% to -21.00%

December 31, 2001
  Units                                                 145,247
  Unit Fair Value, Lowest to Highest /1/       $11.89 to $11.95
  Net Assets (In Thousands)                              $1,730
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          24.59% to 25.66%

                                             ------------------------------
                                                 MFS            MFS
                                             Total Return   Total Return
                                               Series A       Series B
                                             ------------ ----------------
December 31, 2005
  Units                                        117,288           3,173,444
  Unit Fair Value, Lowest to Highest /1/        $42.86    $45.78 to $36.93
  Net Assets (In Thousands)                     $5,027             $60,194
  Investment Income Ratio to Net Assets /2/      1.77%               1.40%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/            1.69%      2.08% to 0.92%

December 31, 2004
  Units                                        110,572           2,537,317
  Unit Fair Value, Lowest to Highest /1/        $42.15    $44.85 to $36.59
  Net Assets (In Thousands)                     $4,661             $36,175
  Investment Income Ratio to Net Assets /2/      2.97%               2.49%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/            9.70%      9.20% to 8.37%

December 31, 2003
  Units                                         64,286           1,580,751
  Unit Fair Value, Lowest to Highest /1/        $38.42    $10.60 to $10.43
  Net Assets (In Thousands)                     $2,470             $16,645
  Investment Income Ratio to Net Assets /2/      0.00%               1.16%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.85% to 1.80%
  Total Return, Lowest to Highest /4/           12.83%    15.74% to 14.65%

December 31, 2002
  Units                                                            730,059
  Unit Fair Value, Lowest to Highest /1/                    $9.10 to $9.16
  Net Assets (In Thousands)                                         $6,665
  Investment Income Ratio to Net Assets /2/                          0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                              0.85% to 1.80%
  Total Return, Lowest to Highest /4/                     -7.20% to -6.31%

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                                MetLife
                                             -----------------------------------------------------------------------------
                                                                                           Putnam
                                                                                        International
                                               Capital Guardian   Capital Guardian U.S.     Stock     Putnam International
                                             U.S. Equity Series A    Equity Series B      Portfolio    Stock Portfolio B
                                             -------------------- --------------------- ------------- --------------------
December 31, 2005
  Units                                               7,110,112             6,924,578       39,486               797,911
  Unit Fair Value, Lowest to Highest /1/       $12.19 to $11.95      $12.13 to $11.63       $10.26      $17.22 to $14.55
  Net Assets (In Thousands)                             $84,969               $82,642         $405               $13,536
  Investment Income Ratio to Net Assets /2/               0.03%                 0.00%        0.64%                 0.43%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.75% to 1.90%        1.40%        0.75% to 1.90%
  Total Return, Lowest to Highest /4/            4.88% to 4.31%        4.72% to 3.52%       16.37%      16.71% to 15.38%

December 31, 2004
  Units                                               9,031,691             5,560,691       49,871               880,144
  Unit Fair Value, Lowest to Highest /1/       $11.62 to $11.45      $11.59 to $11.24        $8.82      $14.76 to $12.61
  Net Assets (In Thousands)                            $103,466               $63,549         $440               $12,912
  Investment Income Ratio to Net Assets /2/               0.23%                 1.04%        1.14%                 1.34%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.75% to 1.90%        1.40%        0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.37% to 7.77%        7.78% to 6.96%       16.55%      16.15% to 13.86%

December 31, 2003
  Units                                                 239,843             2,554,779       34,170             1,039,796
  Unit Fair Value, Lowest to Highest /1/       $10.73 to $10.63      $10.69 to $10.52        $7.57      $12.67 to $12.59
  Net Assets (In Thousands)                              $2,550               $27,086         $259               $13,121
  Investment Income Ratio to Net Assets /2/               0.00%                 0.42%        0.68%                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.85% to 1.80%        1.40%        0.85% to 1.80%
  Total Return, Lowest to Highest /4/          26.31% to 25.85%      36.28% to 35.00%       26.26%      26.69% to 25.89%

December 31, 2002
  Units                                                                     1,117,958       44,695
  Unit Fair Value, Lowest to Highest /1/                               $7.80 to $7.85        $5.99
  Net Assets (In Thousands)                                                    $8,740         $268
  Investment Income Ratio to Net Assets /2/                                     0.00%        0.95%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                   0.85% to 1.80%        1.40%
  Total Return, Lowest to Highest /4/                              -22.05% to -21.55%      -18.64%

December 31, 2001
  Units                                                                                     54,113
  Unit Fair Value, Lowest to Highest /1/                                                     $7.37
  Net Assets (In Thousands)                                                                   $399
  Investment Income Ratio to Net Assets /2/                                                  0.32%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                         1.40%
  Total Return, Lowest to Highest /4/                                                      -21.70%

                                             ---------------------------------

                                                                BlackRock
                                             BlackRock Money   Money Market
                                             Market Portfolio  Portfolio B
                                             ---------------- ---------------
December 31, 2005
  Units                                             1,455,575       4,335,281
  Unit Fair Value, Lowest to Highest /1/     $10.21 to $10.06 $10.39 to $9.82
  Net Assets (In Thousands)                           $14,641         $43,127
  Investment Income Ratio to Net Assets /2/             2.83%           3.46%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%  0.75% to 2.35%
  Total Return, Lowest to Highest /4/          2.02% to 1.47%  1.49% to 0.42%

December 31, 2004
  Units                                             2,068,250
  Unit Fair Value, Lowest to Highest /1/      $10.01 to $9.91
  Net Assets (In Thousands)                           $20,503
  Investment Income Ratio to Net Assets /2/             0.99%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/         0.13% to -0.42%

December 31, 2003
  Units                                             2,219,930
  Unit Fair Value, Lowest to Highest /1/       $9.99 to $9.96
  Net Assets (In Thousands)                           $22,100
  Investment Income Ratio to Net Assets /2/             0.83%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -0.07% to -0.45%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                         MetLife
                                             ---------------------------------------------------------------------------
                                                                          BlackRock
                                               Stock                        Bond
                                               Index      Stock Index      Income    BlackRock Bond  BlackRock Strategic
                                             Portfolio    Portfolio B      Class A   Income Class B     Value Class B
                                             --------- ------------------ --------- ---------------- -------------------
December 31, 2005
  Units                                       73,926            3,085,841  204,201           496,720           222,081
  Unit Fair Value, Lowest to Highest /1/       $8.72     $11.73 to $11.41   $47.73  $52.26 to $40.41  $19.25 to $18.07
  Net Assets (In Thousands)                     $645              $35,688   $9,747           $22,147            $4,106
  Investment Income Ratio to Net Assets /2/    0.00%                1.34%    4.11%             2.76%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%       1.30% to 2.35%    1.40%    0.75% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/          7.58%       3.03% to 1.96%    0.99%    1.39% to 0.24%    3.14% to 1.96%

December 31, 2004
  Units                                                         3,058,217  208,616            44,502           276,925
  Unit Fair Value, Lowest to Highest /1/                 $11.39 to $11.19   $47.26  $45.83 to $40.31  $18.66 to $17.72
  Net Assets (In Thousands)                                       $34,453   $9,860            $1,979            $5,002
  Investment Income Ratio to Net Assets /2/                         0.77%    0.00%             0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.30% to 2.35%    1.40%    1.30% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/                      8.85% to 7.71%    2.98%    2.82% to 2.21%  13.66% to 12.13%

December 31, 2003
  Units                                                         2,324,078
  Unit Fair Value, Lowest to Highest /1/                 $10.46 to $10.39
  Net Assets (In Thousands)                                       $24,134
  Investment Income Ratio to Net Assets /2/                         1.36%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.30% to 2.35%
  Total Return, Lowest to Highest /4/                    21.24% to 20.39%

December 31, 2002
  Units                                                         1,082,604
  Unit Fair Value, Lowest to Highest /1/                   $8.20 to $8.29
  Net Assets (In Thousands)                                        $8,934
  Investment Income Ratio to Net Assets /2/                         0.57%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.40% to 2.25%
  Total Return, Lowest to Highest /4/                  -24.24% to -23.60%

December 31, 2001
  Units                                                            43,948
  Unit Fair Value, Lowest to Highest /1/                 $10.83 to $10.85
  Net Assets (In Thousands)                                          $476
  Investment Income Ratio to Net Assets /2/                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.40% to 2.25%
  Total Return, Lowest to Highest /4/                  -15.49% to -14.76%

                                             --------------------

                                             Franklin Templeton
                                             Small-Cap Portfolio
                                                      B
                                             -------------------
December 31, 2005
  Units                                              1,835,415
  Unit Fair Value, Lowest to Highest /1/       $10.09 to $9.81
  Net Assets (In Thousands)                            $18,385
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/            1.30% to 1.90%
  Total Return, Lowest to Highest /4/           3.05% to 2.43%

December 31, 2004
  Units                                                173,767
  Unit Fair Value, Lowest to Highest /1/        $9.79 to $9.58
  Net Assets (In Thousands)                             $1,692
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/            1.30% to 1.90%
  Total Return, Lowest to Highest /4/         10.79% to 10.35%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                            MetLife
                                             ------------------------------------------------------------------------------------
                                                Salomon
                                                Brothers    Salomon Brothers Salomon Brothers
                                             Strategic Bond  Strategic Bond  U.S. Government    T. Rowe Price     T. Rowe Price
                                                Class A         Class B          Class B      Small-Cap Class A Small-Cap Class B
                                             -------------- ---------------- ---------------- ----------------- -----------------
December 31, 2005
  Units                                          67,853              261,373            4,435          336,416           515,246
  Unit Fair Value, Lowest to Highest /1/         $20.52     $21.51 to $18.92 $16.79 to $14.20 $15.37 to $14.64  $15.26 to $13.79
  Net Assets (In Thousands)                      $1,392               $5,176              $68           $4,930            $7,394
  Investment Income Ratio to Net Assets /2/       3.27%                3.00%            0.00%            0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%       0.75% to 1.90%   0.85% to 2.35%   0.85% to 1.40%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/             1.41%       1.80% to 0.64%  0.26% to -0.73%  10.07% to 9.47%    9.89% to 8.64%

December 31, 2004
  Units                                          69,596              265,613                           366,962           545,205
  Unit Fair Value, Lowest to Highest /1/         $20.23     $21.13 to $18.80                  $13.96 to $13.38  $13.89 to $12.69
  Net Assets (In Thousands)                      $1,408               $5,212                            $4,912            $7,174
  Investment Income Ratio to Net Assets /2/       0.00%                0.00%                             0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%       0.75% to 1.90%                    0.85% to 1.40%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/             5.13%       5.67% to 5.66%                   10.14% to 9.54%    9.97% to 6.26%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ------------------


                                               T. Rowe Price
                                             Large-Cap Class A
                                             -----------------
December 31, 2005
  Units                                             1,166,587
  Unit Fair Value, Lowest to Highest /1/     $13.38 to $12.86
  Net Assets (In Thousands)                           $15,011
  Investment Income Ratio to Net Assets /2/             0.58%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/          5.69% to 5.11%

December 31, 2004
  Units                                             1,366,117
  Unit Fair Value, Lowest to Highest /1/     $12.66 to $12.24
  Net Assets (In Thousands)                           $16,722
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/          8.99% to 8.40%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    MetLife
                                              -------------------------------------------------------------------
                                                                Oppenheimer Global Met/Putnam
                                                T. Rowe Price         Equity        Voyager       Met/Putnam
                                              Large-Cap Class B      Class B       Portfolio  Voyager Portfolio B
                                              ----------------- ------------------ ---------- -------------------
December 31, 2005
  Units                                              3,489,031            305,962
  Unit Fair Value, Lowest to Highest /1/      $13.29 to $12.24   $17.82 to $16.10
  Net Assets (In Thousands)                            $44,152             $5,299
  Investment Income Ratio to Net Assets /2/              0.35%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    0.75% to 1.90%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/           5.54% to 4.33%   17.62% to 16.73%

December 31, 2004
  Units                                              2,396,951                       75,528             742,134
  Unit Fair Value, Lowest to Highest /1/      $12.59 to $11.73                        $4.51      $4.55 to $4.31
  Net Assets (In Thousands)                            $28,961                         $341              $5,373
  Investment Income Ratio to Net Assets /2/              0.00%                        0.11%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    0.75% to 1.90%                        1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/           8.99% to 8.00%                        3.52%      4.85% to 4.05%

December 31, 2003
  Units                                                                              86,409             126,300
  Unit Fair Value, Lowest to Highest /1/                                              $4.36    $11.78 to $11.70
  Net Assets (In Thousands)                                                            $377              $1,484
  Investment Income Ratio to Net Assets /2/                                           0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%      0.85% to 1.80%
  Total Return, Lowest to Highest /4/                                                24.16%    17.75% to 17.01%

December 31, 2002
  Units                                                                              85,734
  Unit Fair Value, Lowest to Highest /1/                                              $3.51
  Net Assets (In Thousands)                                                            $301
  Investment Income Ratio to Net Assets /2/                                           0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%
  Total Return, Lowest to Highest /4/                                               -29.90%

December 31, 2001
  Units                                                                             109,052
  Unit Fair Value, Lowest to Highest /1/                                              $5.01
  Net Assets (In Thousands)                                                            $546
  Investment Income Ratio to Net Assets /2/                                           0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%
  Total Return, Lowest to Highest /4/                                               -31.79%

                                                               Oppenheimer
                                              -----------------------------
                                                                 Capital
                                                MFS Research   Appreciation
                                                 Managers B        Fund
                                              ---------------- ------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                                          535,465
  Unit Fair Value, Lowest to Highest /1/                          $14.23
  Net Assets (In Thousands)                                       $7,620
  Investment Income Ratio to Net Assets /2/                        0.33%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                              5.45%

December 31, 2003
  Units                                                 10,807   685,140
  Unit Fair Value, Lowest to Highest /1/      $11.83 to $11.80    $13.50
  Net Assets (In Thousands)                               $128    $9,247
  Investment Income Ratio to Net Assets /2/              0.00%     0.36%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40% to 1.80%     1.40%
  Total Return, Lowest to Highest /4/         18.29% to 17.97%    29.13%

December 31, 2002
  Units                                                          643,117
  Unit Fair Value, Lowest to Highest /1/                          $10.45
  Net Assets (In Thousands)                                       $6,722
  Investment Income Ratio to Net Assets /2/                        0.63%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                            -27.88%

December 31, 2001
  Units                                                          772,904
  Unit Fair Value, Lowest to Highest /1/                          $14.49
  Net Assets (In Thousands)                                      $11,201
  Investment Income Ratio to Net Assets /2/                        0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                            -13.80%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                Oppenheimer                               Putnam
                                             ------------------------------------------------- ----------------------------
                                             Main Street
                                              Growth &    High                                 Growth &
                                               Income    Income       Bond      Strategic Bond  Income    Growth & Income
                                                Fund      Fund        Fund           Fund        Fund         Fund B
                                             ----------- ------- -------------- -------------- --------- ------------------
December 31, 2005
  Units                                                                                        1,309,215            289,090
  Unit Fair Value, Lowest to Highest /1/                                                          $12.96   $56.51 to $45.99
  Net Assets (In Thousands)                                                                      $16,964             $5,044
  Investment Income Ratio to Net Assets /2/                                                        1.84%              1.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                               1.40%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                                              4.04%     4.44% to 3.25%

December 31, 2004
  Units                                                                                        1,588,036            254,847
  Unit Fair Value, Lowest to Highest /1/                                                          $12.45   $54.11 to $44.54
  Net Assets (In Thousands)                                                                      $19,779             $3,526
  Investment Income Ratio to Net Assets /2/                                                        1.86%              1.49%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                               1.40%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                                              9.81%     9.02% to 8.19%

December 31, 2003
  Units                                         955,112  275,782        942,696        260,052 1,966,880            232,335
  Unit Fair Value, Lowest to Highest /1/          $9.88   $11.42         $12.88         $13.29    $11.34   $11.30 to $11.14
  Net Assets (In Thousands)                      $9,438   $3,151        $12,144         $3,454   $22,308             $2,613
  Investment Income Ratio to Net Assets /2/       0.98%    7.03%          5.59%          6.23%     2.11%              1.47%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/            24.96%   22.24%          5.29%         16.43%    25.92%   23.55% to 25.11%

December 31, 2002
  Units                                       1,031,033  272,760      1,151,840        299,927 2,384,806            144,771
  Unit Fair Value, Lowest to Highest /1/          $7.91    $9.35         $12.23         $11.41     $9.01     $8.90 to $8.97
  Net Assets (In Thousands)                      $8,152   $2,549        $14,092         $3,419   $21,460             $1,296
  Investment Income Ratio to Net Assets /2/       0.80%   10.35%          7.24%          8.40%     1.81%              1.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -19.93%   -3.75% 7.56% to 7.56% 5.95% to 5.95%   -19.92% -20.43% to -20.12%

December 31, 2001
  Units                                       1,357,695  298,630      1,161,929        339,129 2,743,708             80,901
  Unit Fair Value, Lowest to Highest /1/          $9.88    $9.71         $11.37         $10.77    $11.25   $11.19 to $11.22
  Net Assets (In Thousands)                     $13,409   $2,900        $13,216         $3,650   $30,855               $907
  Investment Income Ratio to Net Assets /2/       0.58%   10.37%          7.61%          2.46%     1.69%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -11.42%    0.54%          6.28%          3.38%    -7.48%   -8.07% to -7.70%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                       Putnam
                                              --------------------------------------------------------------------------------
                                                                                            International
                                               Vista        Vista        Equity Income Fund    Growth     International Equity
                                               Fund         Fund B               B              Fund             Fund B
                                              ------- ------------------ ------------------ ------------- --------------------
December 31, 2005
  Units                                       424,017             51,434         1,760,798
  Unit Fair Value, Lowest to Highest /1/       $12.98   $15.65 to $14.82  $14.04 to $13.61
  Net Assets (In Thousands)                    $5,503               $662           $24,526
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.80%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.30% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/          10.92%   10.70% to 10.04%    4.72% to 3.53%

December 31, 2004
  Units                                       489,421             76,783           869,958    1,289,771             2,458,899
  Unit Fair Value, Lowest to Highest /1/       $11.70   $14.13 to $13.47  $13.40 to $13.15       $15.38      $15.25 to $15.02
  Net Assets (In Thousands)                    $5,726               $890           $11,601      $19,842               $37,340
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.07%        1.79%                 1.69%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.30% to 1.90%    0.75% to 1.90%        1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/          17.25%   14.00% to 13.55%   10.75% to 9.91%       14.86%      14.58% to 14.12%

December 31, 2003
  Units                                       577,447             77,286           214,736    1,670,509             3,747,457
  Unit Fair Value, Lowest to Highest /1/        $9.98     $9.92 to $9.81  $12.08 to $12.01       $13.39      $13.31 to $13.16
  Net Assets (In Thousands)                    $5,763               $764            $2,589      $22,374               $49,727
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.55%        1.11%                 0.80%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%    0.85% to 1.80%        1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/          31.57%   31.32% to 30.79%  20.82% to 20.05%       27.10%      26.74% to 26.24%

December 31, 2002
  Units                                       691,709            149,242                      1,833,625             2,515,079
  Unit Fair Value, Lowest to Highest /1/        $7.59     $7.50 to $7.55                         $10.54      $10.43 to $10.50
  Net Assets (In Thousands)                    $5,244             $1,123                        $19,320               $26,349
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%                          1.05%                 0.60%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%                          1.40%           1.40% 1.80%
  Total Return, Lowest to Highest /4/         -31.35% -31.84% to -31.57%                        -18.67%    -19.14% to -18.82%

December 31, 2001
  Units                                       866,962             24,886                      1,987,661               740,305
  Unit Fair Value, Lowest to Highest /1/       $11.05   $11.00 to $11.04                         $12.96      $12.89 to $12.93
  Net Assets (In Thousands)                    $9,575               $274                        $25,753                $9,561
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%                          0.36%                 0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%                          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -34.33% -34.70% to -34.43%                        -21.53%    -22.04% to -21.72%

                                              --------
                                                New
                                               Value
                                               Fund
                                              -------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                       122,841
  Unit Fair Value, Lowest to Highest /1/       $13.98
  Net Assets (In Thousands)                    $1,717
  Investment Income Ratio to Net Assets /2/     1.60%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/          31.02%

December 31, 2002
  Units                                       159,447
  Unit Fair Value, Lowest to Highest /1/       $10.67
  Net Assets (In Thousands)                    $1,697
  Investment Income Ratio to Net Assets /2/     1.05%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/         -16.62%

December 31, 2001
  Units                                       161,835
  Unit Fair Value, Lowest to Highest /1/       $12.79
  Net Assets (In Thousands)                    $2,069
  Investment Income Ratio to Net Assets /2/     0.85%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/           2.16%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 Putnam
                                          ----------------------------------------------------- ------------------
                                                             International
                                                                  New
                                              New Value      Opportunities  International New   Growth Securities
                                               Fund B            Fund      Opportunities Fund B       Fund
                                          ------------------ ------------- -------------------- ------------------
December 31, 2005
  Units                                                                                                    144,392
  Unit Fair Value, Lowest to Highest /1/                                                          $13.54 to $16.86
  Net Assets (In Thousands)                                                                                 $2,419
  Investment Income Ratio to Net
   Assets /2/                                                                                                1.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                                0.85% to 1.40%
  Total Return, Lowest to Highest /4/                                                               8.14% to 7.55%

December 31, 2004
  Units                                                                                                    196,015
  Unit Fair Value, Lowest to Highest /1/                                                          $12.52 to $15.68
  Net Assets (In Thousands)                                                                                 $3,058
  Investment Income Ratio to Net
   Assets /2/                                                                                                1.27%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                                0.85% to 1.40%
  Total Return, Lowest to Highest /4/                                                             15.26% to 14.63%

December 31, 2003
  Units                                               51,847    189,171                 28,689             206,104
  Unit Fair Value, Lowest to Highest /1/    $13.88 to $13.73     $10.96       $10.88 to $10.76    $10.86 to $13.68
  Net Assets (In Thousands)                             $717     $2,073                   $311              $2,802
  Investment Income Ratio to Net
   Assets /2/                                          1.44%      0.60%                  0.34%               1.67%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/       30.64% to 30.12%     31.74%       31.36% to 30.83%    31.50% to 30.78%

December 31, 2002
  Units                                               88,936    235,384                 31,106             231,511
  Unit Fair Value, Lowest to Highest /1/    $10.55 to $10.62      $8.32         $8.22 to $8.28     $8.26 to $10.46
  Net Assets (In Thousands)                             $941     $1,955                   $257              $2,406
  Investment Income Ratio to Net
   Assets /2/                                          0.56%      0.97%                  0.49%               2.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -17.11% to -16.78%    -14.67%     -15.17% to -14.83%  -19.46% to -19.01%

December 31, 2001
  Units                                               27,156    294,391                  9,789             259,143
  Unit Fair Value, Lowest to Highest /1/    $12.73 to $12.76      $9.75         $9.70 to $9.72    $10.20 to $12.99
  Net Assets (In Thousands)                             $346     $2,867                    $95              $3,339
  Investment Income Ratio to Net
   Assets /2/                                          0.00%      0.00%                  0.00%               2.11%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/         1.47% to 1.87%    -29.52%     -29.96% to -29.68%    -2.37% to -1.83%

                                               Templeton
                                          --------------------------------------


                                          Growth Securities  Foreign Securities
                                               Fund B               Fund
                                          ------------------ ------------------
December 31, 2005
  Units                                              118,958          1,226,736
  Unit Fair Value, Lowest to Highest /1/    $17.08 to $16.34   $11.44 to $12.00
  Net Assets (In Thousands)                           $1,987            $14,707
  Investment Income Ratio to Net
   Assets /2/                                          1.08%              1.29%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/         7.94% to 6.93%     9.54% to 8.94%

December 31, 2004
  Units                                              130,645          1,377,712
  Unit Fair Value, Lowest to Highest /1/    $15.83 to $15.28   $10.44 to $11.01
  Net Assets (In Thousands)                           $2,032            $15,157
  Investment Income Ratio to Net
   Assets /2/                                          1.19%              1.12%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       15.04% to 13.95%   17.86% to 17.22%

December 31, 2003
  Units                                              149,398          1,473,977
  Unit Fair Value, Lowest to Highest /1/    $13.76 to $13.41     $8.86 to $9.39
  Net Assets (In Thousands)                           $2,030            $13,833
  Investment Income Ratio to Net
   Assets /2/                                          1.58%              1.89%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       31.02% to 29.78%   31.43% to 30.71%

December 31, 2002
  Units                                              153,921          1,473,556
  Unit Fair Value, Lowest to Highest /1/    $10.33 to $10.50     $6.74 to $7.19
  Net Assets (In Thousands)                           $1,604            $10,579
  Investment Income Ratio to Net
   Assets /2/                                          2.50%              1.80%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -19.95% to -19.18% -19.54% to -19.10%

December 31, 2001
  Units                                               86,788          1,577,562
  Unit Fair Value, Lowest to Highest /1/    $12.95 to $12.99     $8.33 to $8.93
  Net Assets (In Thousands)                           $1,124            $14,076
  Investment Income Ratio to Net
   Assets /2/                                          0.48%              3.21%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       -3.08% to -2.15% -16.93% to -16.47%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Templeton
                                          -----------------------------------------------------------------------------------
                                                             Developing
                                                              Markets
                                          Foreign Securities Securities Developing Markets  Global Income     Global Income
                                                Fund B          Fund    Securities Fund B  Securities Fund  Securities Fund B
                                          ------------------ ---------- ------------------ ---------------- -----------------
December 31, 2005
  Units                                            3,967,219  554,323           2,933,752
  Unit Fair Value, Lowest to Highest /1/    $30.90 to $26.40   $16.21    $10.76 to $10.15
  Net Assets (In Thousands)                          $53,288   $8,984             $43,208
  Investment Income Ratio to Net
   Assets /2/                                          1.13%    1.37%               1.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%    1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest /4/         9.35% to 8.10%   25.99%    25.79% to 25.04%

December 31, 2004
  Units                                            3,503,286  663,058           2,801,967
  Unit Fair Value, Lowest to Highest /1/    $28.26 to $24.42   $12.86      $8.56 to $8.12
  Net Assets (In Thousands)                          $40,437   $8,530             $34,333
  Investment Income Ratio to Net
   Assets /2/                                          1.03%    1.88%               1.77%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%    1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest /4/       16.88% to 14.79%   23.09%    22.95% to 22.46%

December 31, 2003
  Units                                            1,424,848  768,313           2,245,737            87,702           32,185
  Unit Fair Value, Lowest to Highest /1/      $9.47 to $9.24   $10.45    $10.36 to $10.25  $15.64 to $14.73 $14.85 to $14.47
  Net Assets (In Thousands)                          $13,302   $8,030             $23,210            $1,294             $472
  Investment Income Ratio to Net
   Assets /2/                                          1.54%    1.35%               1.16%             7.50%            7.62%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/       31.09% to 29.86%   51.60%    50.87% to 50.27%  21.68% to 21.01% 21.40% to 20.25%

December 31, 2002
  Units                                              653,477  844,175           1,440,188            92,223           40,498
  Unit Fair Value, Lowest to Highest /1/      $7.11 to $7.23    $6.89      $6.82 to $6.87  $12.17 to $12.86 $12.03 to $12.23
  Net Assets (In Thousands)                           $4,684   $5,817              $9,871            $1,124             $492
  Investment Income Ratio to Net
   Assets /2/                                          1.64%    1.67%               1.43%             1.16%            1.01%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -20.02% to -19.25%   -1.35%    -1.93% to -1.54%  19.76% to 20.42% 18.99% to 20.12%

December 31, 2001
  Units                                              238,061  976,427             534,427            95,070           18,615
  Unit Fair Value, Lowest to Highest /1/      $8.89 to $8.95    $6.99      $6.96 to $6.98  $10.16 to $10.68 $10.11 to $10.18
  Net Assets (In Thousands)                           $2,124   $6,823              $3,724              $967             $189
  Investment Income Ratio to Net
   Assets /2/                                          0.85%    1.06%               0.15%             3.71%            1.02%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -17.50% to -16.71%   -9.37%    -9.73% to -9.37%    1.11% to 1.67%   0.41% to 1.37%

                                          -------------------


                                          Franklin Small-Cap
                                                 Fund
                                          ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                              434,425
  Unit Fair Value, Lowest to Highest /1/     $5.82 to $11.69
  Net Assets (In Thousands)                           $4,997
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/       36.44% to 35.70%

December 31, 2002
  Units                                              442,699
  Unit Fair Value, Lowest to Highest /1/      $4.26 to $8.61
  Net Assets (In Thousands)                           $3,741
  Investment Income Ratio to Net
   Assets /2/                                          0.44%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -29.52% to -29.13%

December 31, 2001
  Units                                              423,818
  Unit Fair Value, Lowest to Highest /1/     $6.02 to $12.22
  Net Assets (In Thousands)                           $5,066
  Investment Income Ratio to Net
   Assets /2/                                          0.52%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -16.21% to -15.74%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                     Templeton
                                             ----------------------------------------------------------------------
                                                                Mutual Shares                        Large-Cap
                                             Franklin Small-Cap  Securities     Mutual Shares    Growth Securities
                                                   Fund B           Fund      Securities Fund B        Fund
                                             ------------------ ------------- ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                 504,047     810,909            1,874,994            407,506
  Unit Fair Value, Lowest to Highest /1/       $11.78 to $11.48       13.22     $13.25 to $12.99    $8.20 to $12.69
  Net Assets (In Thousands)                              $5,848     $10,724              $24,551             $5,091
  Investment Income Ratio to Net Assets /2/               0.00%       1.13%                1.02%              0.75%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/          36.08% to 34.80%      23.74%     24.09% to 22.92%   26.06% to 25.37%

December 31, 2002
  Units                                                 311,069     874,928            1,436,712            464,437
  Unit Fair Value, Lowest to Highest /1/         $8.52 to $8.66      $10.69     $10.56 to $10.68    $6.51 to $10.12
  Net Assets (In Thousands)                              $2,669      $9,345              $15,252             $4,634
  Investment Income Ratio to Net Assets /2/               0.27%       1.10%                0.87%              0.84%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       1.40% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -29.96% to -29.29%     -12.79%   -13.39% to -12.56% -24.01% to -23.59%

December 31, 2001
  Units                                                 124,852   1,022,569              631,527            525,981
  Unit Fair Value, Lowest to Highest /1/       $12.16 to $12.24      $12.25     $12.20 to $12.23    $8.52 to $13.32
  Net Assets (In Thousands)                              $1,523     $12,529               $7,716             $6,908
  Investment Income Ratio to Net Assets /2/               0.13%       1.91%                0.28%              0.57%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       1.40% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -16.77% to -15.97%       5.81%       5.12% to 5.55% -12.50% to -12.01%

                                                                Fidelity
                                             ----------------------------
                                                 Large-Cap
                                             Growth Securities   Growth
                                                  Fund B        Portfolio
                                             ------------------ ---------
December 31, 2005
  Units                                                          132,056
  Unit Fair Value, Lowest to Highest /1/                          $12.13
  Net Assets (In Thousands)                                       $1,602
  Investment Income Ratio to Net Assets /2/                        0.53%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                     1.40%
  Total Return, Lowest to Highest /4/                              4.33%

December 31, 2004
  Units                                                          188,866
  Unit Fair Value, Lowest to Highest /1/                          $11.63
  Net Assets (In Thousands)                                       $2,196
  Investment Income Ratio to Net Assets /2/                        0.27%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                     1.40%
  Total Return, Lowest to Highest /4/                              1.94%

December 31, 2003
  Units                                                 514,511  216,529
  Unit Fair Value, Lowest to Highest /1/       $12.80 to $12.48   $11.40
  Net Assets (In Thousands)                              $6,510   $2,469
  Investment Income Ratio to Net Assets /2/               0.71%    0.29%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/          25.87% to 24.68%   31.00%

December 31, 2002
  Units                                                 505,278  252,608
  Unit Fair Value, Lowest to Highest /1/       $10.01 to $10.17    $8.71
  Net Assets (In Thousands)                              $5,100   $2,199
  Investment Income Ratio to Net Assets /2/               0.86%    0.26%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/        -24.56% to -23.84%  -31.08%

December 31, 2001
  Units                                                 206,824  295,355
  Unit Fair Value, Lowest to Highest /1/       $13.27 to $13.35   $12.63
  Net Assets (In Thousands)                              $2,752   $3,731
  Investment Income Ratio to Net Assets /2/               0.07%    0.08%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/        -13.02% to -12.18%  -18.80%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Fidelity
                                              ---------------------------------------------------------------------------------
                                                                    Growth
                                                   Growth        Opportunities Growth & Income Equity Income   Equity Income
                                                 Portfolio B       Portfolio      Portfolio      Portfolio      Portfolio B
                                              ------------------ ------------- --------------- ------------- ------------------
December 31, 2005
  Units                                                4,785,690     37,228        103,638        112,188               526,931
  Unit Fair Value, Lowest to Highest /1/        $55.40 to $49.36      $9.33         $12.48         $13.49      $55.59 to $49.54
  Net Assets (In Thousands)                              $72,323       $347         $1,294         $1,514                $7,376
  Investment Income Ratio to Net Assets /2/                0.23%      0.99%          1.80%          1.69%                 1.46%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.30% to 1.90%      1.40%          1.40%          1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest /4/             4.14% to 3.52%      7.38%          6.14%          4.40%        4.21% to 3.59%

December 31, 2004
  Units                                                3,922,798     52,541        164,353        135,230               568,594
  Unit Fair Value, Lowest to Highest /1/        $53.20 to $47.68      $8.69         $11.76         $12.92      $53.35 to $47.82
  Net Assets (In Thousands)                              $50,560       $457         $1,933         $1,748                $7,371
  Investment Income Ratio to Net Assets /2/                0.07%      0.58%          0.94%          1.61%                 1.29%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.30% to 1.90%      1.40%          1.40%          1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest /4/             3.97% to 3.56%      5.70%          4.32%          9.98%        9.20% to 8.76%

December 31, 2003
  Units                                                1,074,596     65,087        195,123        162,472               434,304
  Unit Fair Value, Lowest to Highest /1/        $11.33 to $11.21      $8.22         $11.27         $11.75      $11.67 to $11.55
  Net Assets (In Thousands)                              $12,140       $535         $2,200         $1,909                $5,049
  Investment Income Ratio to Net Assets /2/                0.05%      0.83%          1.23%          1.81%                 1.29%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/           30.70% to 30.18%     28.07%         22.05%         28.52%      28.22% to 27.71%

December 31, 2002
  Units                                                  257,687     74,740        215,072        182,656               277,336
  Unit Fair Value, Lowest to Highest /1/          $8.61 to $8.67      $6.42          $9.24          $9.14        $9.04 to $9.10
  Net Assets (In Thousands)                               $2,228       $480         $1,987         $1,670                $2,515
  Investment Income Ratio to Net Assets /2/                0.08%      1.17%          1.42%          1.80%                 0.62%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -31.54% to -31.27%    -22.93%        -17.77%        -18.10%    -18.63% to -18.31%

December 31, 2001
  Units                                                   67,028     96,742        237,682        207,842                45,461
  Unit Fair Value, Lowest to Highest /1/        $12.58 to $12.61      $8.33         $11.23         $11.16      $11.11 to $11.14
  Net Assets (In Thousands)                                 $844       $806         $2,670         $2,320                  $506
  Investment Income Ratio to Net Assets /2/                0.00%      0.34%          1.40%          1.61%                 0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -19.77% to -19.44%    -15.62%        -10.02%         -6.28%      -6.93% to -6.55%

                                              -----------

                                              Contrafund
                                              Portfolio
                                              ----------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                        208,701
  Unit Fair Value, Lowest to Highest /1/        $15.55
  Net Assets (In Thousands)                     $3,245
  Investment Income Ratio to Net Assets /2/      0.35%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/           13.87%

December 31, 2003
  Units                                        252,860
  Unit Fair Value, Lowest to Highest /1/        $13.65
  Net Assets (In Thousands)                     $3,452
  Investment Income Ratio to Net Assets /2/      0.46%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/           26.68%

December 31, 2002
  Units                                        266,313
  Unit Fair Value, Lowest to Highest /1/        $10.78
  Net Assets (In Thousands)                     $2,870
  Investment Income Ratio to Net Assets /2/      0.86%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/          -10.61%

December 31, 2001
  Units                                        295,900
  Unit Fair Value, Lowest to Highest /1/        $12.06
  Net Assets (In Thousands)                     $3,568
  Investment Income Ratio to Net Assets /2/      0.79%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/          -13.47%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                 Fidelity                           American Century
                                             ------------------ --------------------------------------------------------
                                                High Income      Income & Growth     International          Value
                                                Portfolio B           Fund               Fund               Fund
                                             ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                                  67,258
  Unit Fair Value, Lowest to Highest /1/       $17.89 to $15.93
  Net Assets (In Thousands)                                $853
  Investment Income Ratio to Net Assets /2/               7.94%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 1.90%
  Total Return, Lowest to Highest /4/            7.72% to 7.33%

December 31, 2003
  Units                                                  72,582          9,076,545             97,659          1,165,849
  Unit Fair Value, Lowest to Highest /1/       $11.49 to $11.37     $8.34 to $8.25     $6.93 to $6.85   $13.62 to $13.47
  Net Assets (In Thousands)                                $832            $75,518               $676            $15,832
  Investment Income Ratio to Net Assets /2/               3.28%              1.25%              0.69%              1.12%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/          24.99% to 24.49%   27.56% to 27.05%   22.78% to 22.29%   27.17% to 26.66%

December 31, 2002
  Units                                                  32,118          7,702,991             96,087          1,364,258
  Unit Fair Value, Lowest to Highest /1/         $9.13 to $9.19     $6.49 to $6.54     $5.60 to $5.64   $10.64 to $10.71
  Net Assets (In Thousands)                                $295            $50,275               $542            $14,582
  Investment Income Ratio to Net Assets /2/               2.84%              0.85%              0.73%              0.89%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/            1.46% to 1.86% -20.81% to -20.49% -21.79% to -21.48% -14.18% to -13.84%

December 31, 2001
  Units                                                   4,006          3,584,156             88,761          1,215,127
  Unit Fair Value, Lowest to Highest /1/         $9.00 to $9.03     $8.20 to $8.22     $7.17 to $7.19   $12.39 to $12.43
  Net Assets (In Thousands)                                 $36            $29,456               $638            $15,095
  Investment Income Ratio to Net Assets /2/               0.00%              0.49%              0.16%              0.71%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -13.51% to -13.16%  -10.00% to -9.60% -30.45% to -29.98%   10.80% to 11.34%

                                                        Dreyfus
                                             ------------------------------
                                             Stock Index    Stock Index
                                                Fund          Fund B
                                             ----------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                         98,455              318,000
  Unit Fair Value, Lowest to Highest /1/         $8.45       $8.36 to $8.24
  Net Assets (In Thousands)                       $832               $2,645
  Investment Income Ratio to Net Assets /2/      1.75%                1.39%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/            9.10%       8.81% to 8.38%

December 31, 2003
  Units                                        113,629              366,131
  Unit Fair Value, Lowest to Highest /1/         $7.75       $7.69 to $7.60
  Net Assets (In Thousands)                       $880               $2,802
  Investment Income Ratio to Net Assets /2/      1.48%                1.20%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/           26.58%     26.28% to 25.77%

December 31, 2002
  Units                                        125,499              333,582
  Unit Fair Value, Lowest to Highest /1/         $6.12       $6.04 to $6.09
  Net Assets (In Thousands)                       $768               $2,025
  Investment Income Ratio to Net Assets /2/      1.22%                1.41%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/          -23.44%   -23.93% to -23.63%

December 31, 2001
  Units                                        215,068               90,683
  Unit Fair Value, Lowest to Highest /1/         $7.99       $7.95 to $7.97
  Net Assets (In Thousands)                     $1,719                 $722
  Investment Income Ratio to Net Assets /2/      1.21%                0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/          -13.41%   -14.04% to -13.69%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                     Dreyfus
                                          --------------------------------------------------------------
                                          Disciplined    Disciplined       Capital         Capital
                                             Stock          Stock        Appreciation    Appreciation
                                           Portfolio     Portfolio B      Portfolio      Portfolio B
                                          ----------- ------------------ ------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                      15,866               40,455   576,959             2,272,305
  Unit Fair Value, Lowest to Highest /1/      $7.33       $7.29 to $7.21     $8.69        $8.62 to $8.53
  Net Assets (In Thousands)                    $116                 $294    $5,014               $19,535
  Investment Income Ratio to Net
   Assets /2/                                 0.82%                0.65%     1.35%                 1.23%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/        21.81%     21.60% to 21.11%    19.49%      19.15% to 18.67%

December 31, 2002
  Units                                      22,319               22,319   682,747             1,960,715
  Unit Fair Value, Lowest to Highest /1/      $6.01       $6.01 to $6.01     $7.27        $7.19 to $7.24
  Net Assets (In Thousands)                    $134                 $134    $4,963               $14,158
  Investment Income Ratio to Net
   Assets /2/                                 0.53%                0.53%     0.99%                 1.43%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -23.69%   -23.69% to -23.69%   -17.87%    -18.38% to -18.05%

December 31, 2001
  Units                                      34,563               33,244   826,962               653,027
  Unit Fair Value, Lowest to Highest /1/      $7.88       $7.85 to $7.87     $8.86        $8.81 to $8.83
  Net Assets (In Thousands)                    $272                 $261    $7,322                $5,760
  Investment Income Ratio to Net
   Assets /2/                                 0.36%                0.69%     1.01%                 1.19%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -14.48%   -15.01% to -14.67%   -10.58%    -11.25% to -10.89%

                                                         Invesco
                                          -------------------------------------

                                               Dynamics          High Yield
                                                 Fund               Fund
                                          ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                            4,482,774            388,682
  Unit Fair Value, Lowest to Highest /1/      $6.57 to $6.50     $8.88 to $8.78
  Net Assets (In Thousands)                          $29,396             $3,442
  Investment Income Ratio to Net
   Assets /2/                                          0.00%              5.91%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/       35.91% to 35.37%   23.30% to 22.81%

December 31, 2002
  Units                                            3,999,462            463,891
  Unit Fair Value, Lowest to Highest /1/      $4.80 to $4.84     $7.15 to $7.20
  Net Assets (In Thousands)                          $19,309             $3,334
  Investment Income Ratio to Net
   Assets /2/                                          0.00%              9.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/     -33.12% to -32.85%   -3.06% to -2.67%

December 31, 2001
  Units                                            1,810,353            611,767
  Unit Fair Value, Lowest to Highest /1/      $7.18 to $7.20     $7.37 to $7.40
  Net Assets (In Thousands)                          $13,030             $4,522
  Investment Income Ratio to Net
   Assets /2/                                          0.00%             13.70%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/     -32.38% to -32.03% -16.46% to -16.07%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                             PIMCO
                                          ---------------------------------------------------------------------------
                                                                 Low Duration    StocksPLUS Growth     Total Return
                                          High Yield Portfolio    Portfolio     and Income Portfolio    Portfolio
                                          -------------------- ---------------- -------------------- ----------------
December 31, 2005
  Units                                              910,444            863,341             154,607         2,134,374
  Unit Fair Value, Lowest to Highest /1/    $13.31 to $12.71   $12.21 to $11.71    $13.44 to $12.81  $13.38 to $13.13
  Net Assets (In Thousands)                          $11,880            $10,400              $1,430           $28,433
  Investment Income Ratio to Net
   Assets /2/                                          6.41%              2.75%               2.26%             3.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 1.90%     1.30% to 1.90%      1.30% to 1.90%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         2.78% to 2.17%   -0.29% to -0.88%      2.16% to 1.55%    1.03% to 0.63%

December 31, 2004
  Units                                              332,838            966,209             176,526         2,624,882
  Unit Fair Value, Lowest to Highest /1/    $12.95 to $12.44   $12.24 to $11.82    $13.15 to $12.61  $13.24 to $13.04
  Net Assets (In Thousands)                           $4,216            $11,693              $1,586           $34,641
  Investment Income Ratio to Net
   Assets /2/                                          6.55%              1.40%               1.76%             2.42%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 1.90%     1.30% to 1.90%      1.30% to 1.90%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         8.48% to 8.05%     0.64% to 0.24%      9.18% to 8.75%    3.39% to 2.97%

December 31, 2003
  Units                                              406,399          1,080,533             150,319         2,785,578
  Unit Fair Value, Lowest to Highest /1/    $11.76 to $11.63   $12.09 to $11.96      $8.20 to $8.11  $12.81 to $12.67
  Net Assets (In Thousands)                           $4,769            $13,038              $1,229           $35,590
  Investment Income Ratio to Net
   Assets /2/                                          7.11%              1.84%               2.20%             2.86%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/       21.23% to 20.74%     0.93% to 0.52%    28.57% to 28.06%    3.60% to 3.18%

December 31, 2002
  Units                                              103,967            848,860             144,287         2,976,342
  Unit Fair Value, Lowest to Highest /1/      $9.63 to $9.70   $11.90 to $11.98      $6.34 to $6.38  $12.28 to $12.36
  Net Assets (In Thousands)                           $1,007            $10,156                $917           $36,737
  Investment Income Ratio to Net
   Assets /2/                                          8.03%              3.31%               3.10%             4.14%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -2.95% to -2.56%     5.15% to 5.57%  -21.65% to -21.33%    7.14% to 7.57%

December 31, 2001
  Units                                               35,253            142,487              63,446         1,959,047
  Unit Fair Value, Lowest to Highest /1/      $9.92 to $9.95   $11.32 to $11.35      $8.09 to $8.11  $11.46 to $11.49
  Net Assets (In Thousands)                             $351             $1,616                $513           $22,500
  Investment Income Ratio to Net
   Assets /2/                                          7.60%              3.90%               4.50%             4.39%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         0.50% to 1.00%     5.70% to 6.87%  -13.03% to -11.84%    6.44% to 7.02%

                                                        Scudder I
                                          -------------------------------------
                                          International International Portfolio
                                            Portfolio              B
                                          ------------- -----------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                      394,176               1,525,929
  Unit Fair Value, Lowest to Highest /1/       $6.21          $6.19 to $6.12
  Net Assets (In Thousands)                   $2,446                  $9,409
  Investment Income Ratio to Net
   Assets /2/                                  0.78%                   0.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/         25.98%        25.75% to 25.24%

December 31, 2002
  Units                                      457,509               1,245,304
  Unit Fair Value, Lowest to Highest /1/       $4.93          $4.88 to $4.92
  Net Assets (In Thousands)                   $2,253                  $6,112
  Investment Income Ratio to Net
   Assets /2/                                  0.90%                   0.48%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -19.50%      -20.07% to -19.75%

December 31, 2001
  Units                                      522,292                 395,132
  Unit Fair Value, Lowest to Highest /1/       $6.12          $6.11 to $6.13
  Net Assets (In Thousands)                   $3,196                  $2,419
  Investment Income Ratio to Net
   Assets /2/                                  0.40%                   0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -31.82%      -32.05% to -31.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                       First American
                                                       --------------
                                                       Equity Income
                                                        Portfolio B
                                                       --------------
          December 31, 2005
            Units
            Unit Fair Value, Lowest to Highest /1/
            Net Assets (In Thousands)
            Investment Income Ratio to Net Assets /2/
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/
            Total Return, Lowest to Highest /4/

          December 31, 2004
            Units
            Unit Fair Value, Lowest to Highest /1/
            Net Assets (In Thousands)
            Investment Income Ratio to Net Assets /2/
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/
            Total Return, Lowest to Highest /4/

          December 31, 2003
            Units                                        1,289,863
            Unit Fair Value, Lowest to Highest /1/          $13.40
            Net Assets (In Thousands)                      $17,287
            Investment Income Ratio to Net Assets /2/        1.93%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/             25.28%

          December 31, 2002
            Units                                        1,534,362
            Unit Fair Value, Lowest to Highest /1/          $10.70
            Net Assets (In Thousands)                      $16,412
            Investment Income Ratio to Net Assets /2/        2.00%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/            -18.26%

          December 31, 2001
            Units                                        1,836,824
            Unit Fair Value, Lowest to Highest /1/          $13.09
            Net Assets (In Thousands)                      $24,039
            Investment Income Ratio to Net Assets /2/        0.00%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/             -5.13%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


     /1/ Unit fair value amounts are presented as a range of minimum to maximum values based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

     /2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest.

     /3/ These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     /4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                       CONSOLIDATED FINANCIAL STATEMENTS
                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of Metlife, Inc.)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                              2005    2004
                                                                            -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $2,357
   and $2,173, respectively)                                                $ 2,348  $ 2,189
 Equity securities, at fair value (cost: $1 and $1, respectively)                 1        1
 Mortgage loans on real estate                                                   65      130
 Policy loans                                                                    28       28
 Real estate joint ventures held-for-investment                                   3        5
 Other limited partnership interests                                              3        2
 Short-term investments                                                          79      103
 Other invested assets                                                           28       15
                                                                            -------  -------
   Total investments                                                          2,555    2,473
Cash and cash equivalents                                                        17      174
Accrued investment income                                                        24       21
Premiums and other receivables                                                1,013      927
Deferred policy acquisition costs and value of business acquired                612      573
Current income taxes receivable                                                   -       23
Other assets                                                                    120       94
Separate account assets                                                       7,529    6,546
                                                                            -------  -------
   Total assets                                                             $11,870  $10,831
                                                                            =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                     $   238  $   112
 Policyholder account balances                                                2,769    2,903
 Other policyholder funds                                                        22        9
 Current income taxes payable                                                     2        -
 Deferred income taxes payable                                                   36       36
 Payables for collateral under securities loaned transactions                   508      487
 Other liabilities                                                               39       36
 Separate account liabilities                                                 7,529    6,546
                                                                            -------  -------
   Total liabilities                                                        $11,143  $10,129
                                                                            =======  =======

Stockholder's Equity:
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding                                        6        6
 Additional paid-in capital                                                     586      586
 Retained earnings                                                              139      104
 Accumulated other comprehensive income (loss)                                   (4)       6
                                                                            -------  -------
   Total stockholder's equity                                                   727      702
                                                                            -------  -------
   Total liabilities and stockholder's equity                               $11,870  $10,831
                                                                            =======  =======


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                2005  2004 2003
                                                                ----  ---- ----
REVENUES
Premiums                                                        $122  $ 19 $  7
Universal life and investment-type product policy fees           115   107   79
Net investment income                                            114   134  143
Other revenues                                                    61    71   65
Net investment gains (losses)                                     (6)   36  (25)
                                                                ----  ---- ----
   Total revenues                                                406   367  269
                                                                ----  ---- ----

EXPENSES
Policyholder benefits and claims                                 139    30   22
Interest credited to policyholder account balances               120   147  171
Other expenses                                                   103    99   80
                                                                ----  ---- ----
   Total expenses                                                362   276  273
                                                                ----  ---- ----

Income (loss) before provision (benefit) for income taxes         44    91   (4)
Provision (benefit) for income tax expense                         9    27   (3)
                                                                ----  ---- ----
Income (loss) before cummulative effect of change in accounting   35    64   (1)
Cumulative effect of change in accounting, net of income taxes     -     1    -
                                                                ----  ---- ----
Net income (loss)                                               $ 35  $ 65 $ (1)
                                                                ====  ==== ====




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                             ACCUMULATED
                                                                        ADDITIONAL              OTHER
                                                                 COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                                 STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                                 ------ ---------- -------- ------------- -----
Balance at January 1, 2003                                         $6      $431      $ 40       $  7      $484
Capital contribution                                                         56                             56
Comprehensive income (loss):
 Net loss                                                                              (1)                  (1)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                             14        14
                                                                                                          ----
 Comprehensive income (loss)                                                                                13
                                                                 ---------------------------------------------
Balance at December 31, 2003                                        6       487        39         21       553
Capital contribution                                                        110                            110
Sale of subsidiary                                                          (11)                           (11)
Comprehensive income (loss):
 Net income                                                                            65                   65
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (15)      (15)
                                                                                                          ----
 Comprehensive income (loss)                                                                                50
                                                                 ---------------------------------------------
Balance at December 31, 2004                                        6       586       104          6       702
Comprehensive income (loss):
 Net Income                                                                            35                   35
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (10)      (10)
                                                                                                          ----
 Comprehensive income (loss)                                                                                25
                                                                 ---------------------------------------------
Balance at December 31, 2005                                       $6      $586      $139       $ (4)     $727
                                                                 =============================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                                      2005     2004     2003
                                                                                                    -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                   $    35  $    65  $    (1)
 Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net                   8       12        9
   (Gains) losses from sales of investments, net                                                          6      (36)      25
   Interest credited to policyholder account balances                                                   120      147      171
   Universal life and investment-type product policy fees                                              (115)    (107)     (79)
   Change in accrued investment income                                                                   (3)       5       (3)
   Change in premiums and other receivables                                                             (77)    (413)    (140)
   Change in deferred policy acquisition costs, net                                                     (29)     (77)     (98)
   Change in insurance-related liabilities                                                              125       26        2
   Change in income taxes payable                                                                        30        9       (9)
   Change in other assets                                                                                83       74       46
   Change in other liabilities                                                                            6      (30)     (65)
                                                                                                    -------  -------  -------
Net cash provided by (used in) operating activities                                                     189     (325)    (142)
                                                                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                                   2,025      990    1,149
   Mortgage loans on real estate                                                                         67      137       49
   Real estate and real estate joint ventures                                                             2        1        -
 Purchases of:
   Fixed maturities                                                                                  (2,245)  (1,029)  (1,672)
   Mortgage loans on real estate                                                                          -      (41)      (1)
   Real estate and real estate joint ventures                                                             -        -       (1)
 Net change in short-term investments                                                                    24      116      (97)
 Proceeds from sales of businesses                                                                        -       20        -
 Net change in other invested assets                                                                     (6)      (1)     (14)
                                                                                                    -------  -------  -------
Net cash provided by (used in) investing activities                                                    (133)     193     (587)
                                                                                                    -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                           1,355    1,811    2,180
   Withdrawals                                                                                       (1,589)  (1,864)  (1,978)
 Net change in payables for collateral under securities loaned transactions                              21      100      387
 Capital contribution                                                                                     -      110       56
                                                                                                    -------  -------  -------
Net cash provided by (used in) financing activities                                                    (213)     157      645
                                                                                                    -------  -------  -------
Change in cash and cash equivalents                                                                    (157)      25      (84)
Cash and cash equivalents, beginning of year                                                            174      149      233
                                                                                                    -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                              $    17  $   174  $   149
                                                                                                    =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Income taxes                                                                                     $   (19) $    21  $     6
                                                                                                    =======  =======  =======

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. On October 1, 2004 the Company was sold by COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      On October 1, 2004, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $2 million for both years ended December 31, 2004 and 2003.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 46 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include, $100 million and $387 million relating to the net change in payable for collateral under securities loaned transactions which was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the consolidated balance sheets and the consolidated statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      reclassifications on the consolidated balance sheets include $14 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the consolidated statements of cash flows is $14 million and $69 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) accounting for reinsurance transactions; and (viii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into real estate joint ventures and other limited partnerships for which the Company may by deemed to be the primary beneficiary and, therefore, may by required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2005 and 2004.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004, and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and is primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005 and 2003. Goodwill was $33 million as of December 31, 2005 and 2004 and $34 million as of December 31, 2003. During 2004, dispositions of goodwill of $0.2 million is related to the sale of FMLI.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $1 million at December 31, 2005.

      The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financing fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company and its includable life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company filed a consolidated return for 2004 with MLIICCA and FMLI. The operations of FMLI included in the 2004 consolidated return were through September 30, 2004, and after that time FMLI filed a separate standalone return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheets dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "-- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      EMPLOYEE BENEFIT PLANS

      The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate, covering employees who meet specified eligibility requirements. The reported expense associated with this plan requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by Metropolitan Life. Metropolitan Life's management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2005, 2004, and 2003.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

      . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

      . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and
          (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheets and changes in fair value are reported in income. Issue B36 did not have a material impact on the Company's consolidated financial statements.

      . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheets date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of adoption.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  932   $ 6      $11      $  927    39.5%
     Residential mortgage-backed
       securities                          582     3        5         580    24.7
     Foreign corporate securities          175     2        2         175     7.5
     U.S. treasury / agency securities     153     1        -         154     6.5
     Commercial mortgage-backed
       securities                          297     -        6         291    12.4
     Asset-backed securities               174     1        1         174     7.4
     Foreign government securities          40     4        1          43     1.8
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,357   $17      $26      $2,348   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                                                DECEMBER 31, 2004
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  946   $16      $ 3      $  959    43.8%
     Residential mortgage-backed
       securities                          384     3        1         386    17.6
     Foreign corporate securities          104     3        1         106     4.8
     U.S. treasury / agency securities     276     -        1         275    12.6
     Commercial mortgage-backed
       securities                          259     1        2         258    11.8
     Asset-backed securities               185     1        1         185     8.5
     Foreign government securities          15     1        -          16     0.7
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,173   $25      $ 9      $2,189   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company held foreign currency derivatives with notional amounts of $4 million and $1 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $128 million and $55 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $4 million and $2 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million at December 31, 2005. There were no non-income producing fixed maturities at December 31, 2004. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities for both years ended December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                  (IN MILLIONS)
    Due in one year or less           $  121    $  121    $  171    $  173
    Due after one year through five
      years                              605       601       881       889
    Due after five years through ten
      years                              407       407       208       211
    Due after ten years                  171       174        85        87
                                      ------    ------    ------    ------
      Subtotal                         1,304     1,303     1,345     1,360
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          1,053     1,045       828       829
                                      ------    ------    ------    ------
      Total fixed maturities          $2,357    $2,348    $2,173    $2,189
                                      ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          -----------------------
                                           2005     2004    2003
                                           ------   ----    ----
                                             (IN MILLIONS)
                  Proceeds                $1,645    $353    $712
                  Gross investment gains  $    2    $ 34    $  8
                  Gross investment losses $  (19)   $ (5)   $ (7)

      There were insignificant investment writedowns during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $2 million and $22 million, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                    DECEMBER 31, 2005
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                     $  483      $ 9        $ 87        $2       $  570      $11
Residential mortgage-backed securities           363        4          41         1          404        5
Foreign corporate securities                      95        1          24         1          119        2
U.S. treasury / agency securities                 83        -           -         -           83        -
Commercial mortgage-backed securities            254        5          30         1          284        6
Asset-backed securities                           86        1           6         -           92        1
Foreign government securities                      6        1           -         -            6        1
State and political subdivision securities         4        -           -         -            4        -
                                              ------      ---        ----        --       ------      ---
 Total fixed maturities                       $1,374      $21        $188        $5       $1,562      $26
                                              ======      ===        ====        ==       ======      ===
Total number of securities in an unrealized
  loss position                                  220                   58                    278
                                              ======                 ====                 ======

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                      $402        $3        $ 9         $-       $  411       $3
Residential mortgage-backed securities          130         1         21          -          151        1
Foreign corporate securities                     27         -         12          1           39        1
U.S. treasury / agency securities               156         1          -          -          156        1
Commercial mortgage-backed securities           177         1         26          1          203        2
Asset-backed securities                          67         1          -          -           67        1
                                               ----        --        ---         --       ------       --
 Total fixed maturities                        $959        $7        $68         $2       $1,027       $9
                                               ====        ==        ===         ==       ======       ==
Total number of securities in an unrealized
  loss position                                 212                   14                     226
                                               ====                  ===                  ======

      The Company did not have equity securities in an unrealized loss position at either December 31, 2005 or 2004.

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                   DECEMBER 31, 2005
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $1,128      $2      $14      $1      181      1
Six months or greater but less than nine months         86       -        2       -        1      -
Nine months or greater but less than twelve months     179       -        4       -       37      -
Twelve months or greater                               193       -        5       -       58      -
                                                    ------      --      ---      --      ---      -
 Total                                              $1,586      $2      $25      $1      277      1
                                                    ======      ==      ===      ==      ===      =

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $  713      $-      $4       $-      148      -
Six months or greater but less than nine months        212       -       3        -       53      -
Nine months or greater but less than twelve months      41       -       -        -       11      -
Twelve months or greater                                70       -       2        -       13      1
                                                    ------      --      --       --      ---      -
 Total                                              $1,036      $-      $9       $-      225      1
                                                    ======      ==      ==       ==      ===      =

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $9 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented less than 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Such unrealized losses have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, the unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost were less than $1 million.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $487 million and $472 million and an estimated fair value of $488 million and $475 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $508 million and $487 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral at December 31, 2005 and 2004 on deposit from customers in connection with securities lending transactions.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                   ------------
                                                   2005    2004
                                                   ----    ----
                                                   (IN MILLIONS)
                   Commercial mortgage loans       $65     $131
                   Less: Valuation allowances        -        1
                                                   ---     ----
                     Mortgage loans on real estate $65     $130
                                                   ===     ====

      Mortgage loans are collateralized by properties in the United States. At December 31, 2005, approximately 31%, 19% and 13% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                              2005     2004    2003
                                              ----     ----    ----
                                              (IN MILLIONS)
                   Balance, beginning of year $ 1      $ 1      $1
                   Additions                    -        1       -
                   Deductions                  (1)      (1)      -
                                              ---      ---      --
                   Balance, end of year       $ -      $ 1      $1
                                              ===      ===      ==

      There were no impaired mortgage loans on real estate at December 31, 2005 and 2004.

      The Company's average investment in impaired loans was insignificant for the year ended December 31, 2005. The average investment in impaired loans was $1 million and $4 million for the years ended December 31, 2004 and 2003, respectively. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was $1 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

      The Company did not have restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held-for-investment at December 31, 2005 and 2004 were $3 million and $5 million, respectively.

      At December 31, 2005, 100% of the Company's real estate holdings consisted of office buildings located in Illinois.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2005     2004    2003
                                                          ----     ----    ----
                                                          (IN MILLIONS)
        Fixed maturities                                  $114     $111    $114
        Mortgage loans on real estate                        9       20      22
        Policy loans                                         3        2       2
        Cash, cash equivalents and short-term investments    6        7       9
                                                            ----    ----    ----
          Total                                            132      140     147
        Less: Investment expenses                           18        6       4
                                                            ----    ----    ----
          Net investment income                           $114     $134    $143
                                                            ====    ====    ====

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2005     2004    2003
                                                ----     ----    ----
                                                 (IN MILLIONS)
                Fixed maturities                $(17)    $27     $(21)
                Mortgage loans on real estate      1      10        -
                Derivatives                       12      (1)      (4)
                Other                             (2)      -        -
                                                 ----    ---      ----
                  Net investment gains (losses) $ (6)    $36     $(25)
                                                 ====    ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                      2005    2004    2003
                                                      ----    ----    ----
                                                       (IN MILLIONS)
           Fixed maturities                           $(9)    $16     $ 68
           Amounts related to:
             DAC and VOBA                               3      (7)     (36)
           Deferred income taxes                        2      (3)     (11)
                                                      ---     ---      ----
             Net unrealized investment gains (losses) $(4)    $ 6     $ 21
                                                      ===     ===      ====

      The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -----------------------
                                                              2005     2004     2003
                                                              ----     ----     ----
                                                               (IN MILLIONS)
  Balance, beginning of year                                  $  6     $ 21     $ 7
  Unrealized investment gains (losses) during the year         (25)     (54)     28
  Unrealized investment gains of subsidiaries at date of sale    -        2       -
  Unrealized investment (losses) gains related to:
    DAC and VOBA                                                10       29      (7)
  Deferred income taxes                                          5        8      (7)
                                                               ----     ----    ---
  Balance, end of year                                        $ (4)    $  6     $21
                                                               ====     ====    ===
  Net change in unrealized investment gains (losses)          $(10)    $(15)    $14
                                                               ====     ====    ===

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                 CURRENT MARKET OR           CURRENT MARKET OR
                                     FAIR VALUE                  FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $    2   $ -       $-       $    7   $ -       $3
 Interest rate floors     2,460    28        -        1,260    15        -
 Financial futures           86     -        1          108     -        1
 Foreign currency swaps       4     -        -            1     -        -
 Credit default swaps        30     -        -           10     -        -
                         ------   ---       --       ------   ---       --
    Total                $2,582   $28       $1       $1,386   $15       $4
                         ======   ===       ==       ======   ===       ==

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,500 and 0 equity variance swaps contracts, respectively. Market values for equity variance swaps are insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                      AFTER ONE  AFTER FIVE
                                         YEAR       YEARS
                          ONE YEAR OR  THROUGH   THROUGH TEN AFTER TEN
                             LESS     FIVE YEARS    YEARS      YEARS   TOTAL
                          ----------- ---------- ----------- --------- ------
                                             (IN MILLIONS)
   Interest rate swaps        $ -        $ -       $    2       $-     $    2
   Interest rate floors         -          -        2,460        -      2,460
   Financial futures           86          -            -        -         86
   Foreign currency swaps       -          1            3        -          4
   Credit default swaps         -         30            -        -         30
                              ---        ---       ------       --     ------
      Total                   $86        $31       $2,465       $-     $2,582
                              ===        ===       ======       ==     ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

      Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                         DECEMBER 31, 2005           DECEMBER 31, 2004
                    --------------------------- ---------------------------
                                 FAIR VALUE                  FAIR VALUE
                    NOTIONAL ------------------ NOTIONAL ------------------
                     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                    -------- ------ ----------- -------- ------ -----------
                                         (IN MILLIONS)
     Non-qualifying  $2,582   $28       $1       $1,386   $15       $4
                     ======   ===       ==       ======   ===       ==

      The following table provides the settlement payments recorded in income for the:

                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------
                                                  2005         2004
                                                  ----         ----
                                                  (IN MILLIONS)
                    Non-qualifying hedges:
                    Net investment gains (losses)  $1          $(1)
                                                   ==          ===

      The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

      The Company did not have any fair value hedges during the years ended December 31, 2005 or 2004. The Company recognized ($4) million in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2003.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year December 31, 2003. There were no instances in which the Company

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates;
      (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; (v) equity variance swaps to economically hedge liabilities; (vi) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

      For the years ended December 31, 2005 and 2004 the Company recognized as net investment gains (losses) changes in fair value of $11 million and ($4) million related to derivatives that do not qualify for hedge accounting. For the year ended December 31, 2003 the Company recognized insignificant net investment gains (losses) related to changes in fair value of derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                 DEFERRED
                                                  POLICY    VALUE OF
                                                ACQUISITION BUSINESS
                                                   COSTS    ACQUIRED TOTAL
                                                ----------- -------- -----
                                                      (IN MILLIONS)
     Balance at January 1, 2003                    $224       $193   $417
       Capitalizations                              132          -    132
                                                   ----       ----   ----
           Total                                    356        193    549
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)               (4)        (2)    (6)
         Unrealized investment gains (losses)         6          1      7
         Other expenses                              20         19     39
                                                   ----       ----   ----
           Total amortization                        22         18     40
                                                   ----       ----   ----
     Balance at December 31, 2003                   334        175    509
       Capitalizations                              126          -    126
                                                   ----       ----   ----
           Total                                    460        175    635
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)                2          3      5
         Unrealized investment gains (losses)       (15)       (14)   (29)
         Other expenses                              41          3     44
                                                   ----       ----   ----
           Total amortization                        28         (8)    20
                                                   ----       ----   ----
       Less: Dispositions and other                 (41)        (1)   (42)
                                                   ----       ----   ----
     Balance at December 31, 2004                   391        182    573
       Capitalizations                               66          -     66
                                                   ----       ----   ----
           Total                                    457        182    639
                                                   ----       ----   ----
       Less amortization related to:
         Unrealized investment gains (losses)        (4)        (6)   (10)
         Other expenses                              12         25     37
                                                   ----       ----   ----
           Total amortization                         8         19     27
                                                   ----       ----   ----
     Balance at December 31, 2005                  $449       $163   $612
                                                   ====       ====   ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $14 million in 2006, $14 million in 2007, $13 million in 2008, $13 million in 2009, and $13 million in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                              2005        2004
                                              ----        ----
                                              (IN MILLIONS)
                       Balance at January 1   $59         $ 50
                       Capitalization          19           25
                       Amortization            (3)          (5)
                       Dispositions             -          (11)
                                              ---            ----
                       Balance at December 31 $75         $ 59
                                              ===            ====

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                   DECEMBER 31,
                           ---------------------------------------------------------
                                        2005                           2004
                           --------------------------     --------------------------
                           IN THE EVENT        AT         IN THE EVENT        AT
                             OF DEATH     ANNUITIZATION     OF DEATH     ANNUITIZATION
                           ------------   -------------   ------------   -------------
                                                   (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value             $   1,333           N / A      $     791           N / A
  Net amount at risk        $       1 (1)       N / A      $       1 (1)       N / A
  Average attained age of
  contractholders            64 years           N / A       62 years           N / A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
  Account value             $   7,451       $   4,414      $   6,933       $   3,623
  Net amount at risk        $     160 (1)   $      30 (2)  $     188 (1)   $      19 (2)
  Average attained age of
  contractholders            64 years        60 years       64 years        59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheets date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $17 million and $9 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                            -------------
                                             2005   2004
                                            ------ ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $6,247 $5,211
                        Bond                   532    608
                        Balanced               439    411
                        Money Market            67     58
                        Specialty               84     90
                                            ------ ------
                          TOTAL             $7,369 $6,378
                                            ====== ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $7,529 million and $6,546 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $93 million, $88 million and $65 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      particular travel, avocation and lifestyle hazards. The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                               2005     2004    2003
                                                               ----     ----    ----
                                                               (IN MILLIONS)
   Direct premiums earned                                      $122     $20     $11
   Reinsurance ceded                                              -      (1)     (4)
                                                                 ----   ---     ---
   Net premiums earned                                         $122     $19     $ 7
                                                                 ====   ===     ===
   Reinsurance recoveries netted against policyholder benefits
     and claims                                                $  -     $ 3     $ -
                                                                 ====   ===     ===

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were insignificant at December 31, 2005 and 2004.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005    2004    2003
                                                   ----    ----    ----
                                                    (IN MILLIONS)
              Current:
                Federal                             $4     $(6)    $  9
              Deferred:
                Federal                              5      33      (12)
                                                    --     ---      ----
              Provision (benefit) for income taxes  $9     $27     $ (3)
                                                    ==     ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005     2004    2003
                                                   ----     ----    ----
                                                   (IN MILLIONS)
              Tax provision at U.S. statutory rate $15      $32     $(1)
              Tax effect of:
                Tax exempt investment income        (6)      (5)     (2)
                                                   ---      ---     ---
              Provision (benefit) for income taxes $ 9      $27     $(3)
                                                   ===      ===     ===

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        DECEMBER 31,
                                                        ------------
                                                        2005   2004
                                                        ----   ----
                                                        (IN MILLIONS)
             Deferred income tax assets:
               Policyholder liabilities and receivables $ 89   $ 99
               Net operating loss carryforwards           53     39
               Capital loss carryforwards                 16     10
               Tax credit carryforwards                    2      -
               Intangibles                                 2      3
               Net unrealized investment losses            2      -
               Other                                       2      -
                                                        ----   ----
                                                         166    151
                                                        ----   ----
             Deferred income tax liabilities:
               Investments                                12      7
               Deferred policy acquisition costs         190    176
               Net unrealized investment gains             -      3
               Other                                       -      1
                                                        ----   ----
                                                         202    187
                                                        ----   ----
             Net deferred income tax liability          $(36)  $(36)
                                                        ====   ====

      The Company has capital loss carryforwards of $44 million at December 31, 2005 which will expire between 2006 and 2010. The Company has net operating losses of $152 million which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustment that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years ended December 31, 2005, 2004 and 2003. The Company maintained a liability of $12 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MLIIC's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      There were no capital contributions received in 2005. MLIIC received cash capital contributions of $110 million from MetLife in 2004 and $56 million from COVA in 2003.

      STATUTORY EQUITY AND INCOME

      MLIIC's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      within certain levels, each of which requires specified corrective action. MLIIC exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of MLIIC.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of MLIIC, a Missouri domiciled insurer, was $1 million, ($168) million and $40 million for the years ended
      December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $175 million and $182 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income
      (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------
                                                                2005     2004    2003
                                                                ----     ----    ----
                                                                  (IN MILLIONS)
Holding losses on investments arising during the year           $(38)    $(40)   $ (5)
Income tax effect of holding losses                               13       14       2
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                         4      (27)     23
  Amortization of premiums and accretion of and discounts
    associated with investments                                    9       13      10
  Income tax effect                                               (5)       5     (11)
Allocation of holding gains (losses) on investments relating to
  other policyholder amounts                                      10       29      (7)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                      (3)     (10)      2
Unrealized investment gains of subsidiary at date of sale          -        2       -
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale                                       -       (1)      -
                                                                 ----     ----    ----
Other comprehensive income (loss)                               $(10)    $(15)   $ 14
                                                                 ====     ====    ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2005     2004     2003
                                             ----     -----   -----
                                                (IN MILLIONS)
                Compensation                 $  1    $   1    $   1
                Commissions                    71      115      122
                Amortization of DAC and VOBA   37       49       33
                Capitalization of DAC         (66)    (126)    (132)
                Other                          60       60       56
                                              ----    -----   -----
                  Total other expenses       $103    $  99    $  80
                                              ====    =====   =====

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                               CARRYING ESTIMATED
DECEMBER 31, 2005                                               VALUE   FAIR VALUE
-----------------                                              -------- ----------
                                                                  (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,348    $2,348
  Equity securities                                             $    1    $    1
  Mortgage loans on real estate                                 $   65    $   65
  Policy loans                                                  $   28    $   28
  Short-term investments                                        $   79    $   79
  Cash and cash equivalents                                     $   17    $   17
LIABILITIES:
  Policyholder account balances                                 $2,630    $2,516
  Payables for collateral under securities loaned transactions  $  508    $  508

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        ESTIMATED
                                                               CARRYING   FAIR
DECEMBER 31, 2004                                               VALUE     VALUE
-----------------                                              -------- ---------
                                                                 (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,189   $2,189
  Equity securities                                             $    1   $    1
  Mortgage loans on real estate                                 $  130   $  136
  Policy loans                                                  $   28   $   28
  Short-term investments                                        $  103   $  103
  Cash and cash equivalents                                     $  174   $  174
LIABILITIES:
  Policyholder account balances                                 $2,763   $2,710
  Payables for collateral under securities loaned transactions  $  487   $  487

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

      The carrying values of payables under securities loaned transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life, that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company, recorded in other expenses were $49 million, $53 million and $47 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($19) million and ($13) million, respectively, relate primarily to Met Investors Advisory, LLC, FMLI, and MetLife Investors Distribution Company.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $76 million and $103 million of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the year ended December 31, 2005. The Company transferred assets with a cost or amortized cost and fair market value of $256 million and $288 million, respectively, for the year ended December 31, 2004. The realized capital gains (losses) recognized on these transfers was $32 million for the year ended December 31, 2004. There were no significant realized capital gains (losses) recognized on transfers for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 million for the years ended December 31, 2005 and 2004, respectively.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
       B hereof:


1.     Report of Independent Registered Public Accounting Firm.


2.     Statement of Assets and Liabilities as of December 31, 2005.

3.     Statement of Operations for the year ended December 31, 2005.

4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.

5.     Notes to Financial Statements - December 31, 2005.

The following consolidated financial statements of the Company are included in Part B hereof:


1.     Report of Independent Auditors.


2.     Consolidated Balance Sheets as of December 31, 2005 and 2004.

3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.


6.     Notes to Consolidated Financial Statements.

b.     Exhibits
       ------------------------------------------------------------------------

1.   (i)
     Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (2)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004) (16)

2.     Not Applicable

3.   (i)
     Principal Underwriter's and Selling Agreement (effective January 1, 2001)
(16)

  (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (16)


  (iii) Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002) (16)

  (iv)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (23)


4.   (i)
     Individual Flexible Purchase Payment Deferred Variable Annuity Contract
(7)

  (ii)      Enhanced Dollar Cost Averaging Rider (7)

  (iii)      Three Month Market Entry Rider (7)

  (iv)      Death Benefit Rider - (Compounded-Plus) (7)

  (v)      Death Benefit Rider - (Annual) (7)

  (vi)      Death Benefit Rider - (Annual Step-Up) (7)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit) (7)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)
(7)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (7)

  (x)      Terminal Illness Rider (7)

  (xi)      Individual Retirement Annuity Endorsement (7)

  (xii)      Roth Individual Retirement Annuity Endorsement (7)

  (xiii)      401 Plan Endorsement (7)

  (xiv)      Tax Sheltered Annuity Endorsement (7)

  (xv)      Unisex Annuity Rates Rider (7)

  (xvi) Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (4)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (13)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)
(15)

  (xix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
(7/04) (16)

  (xx)      Individual Retirement Annuity Endorsement 7023.1 (9/02) (16)

  (xxi)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (16)

  (xxii)      401(a)/403(a) Plan Endorsement 7026.1 (9/02) (16)

  (xxiii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02) (16)

  (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02) (16)

  (xxv) Form of Guaranteed Miminimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (17)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (17)

  (xxvii)      Form of Three Month Market Entry Rider 7013-1 (5/05) (17)

  (xxviii)      Form of Contract Schedule 7028-3 (5/05) (17)

  (xxix) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (18)

  (xxx)      Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)
(18)

  (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (18)

  (xxxii)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (19)


  (xxxiii)      Designated Beneficiary Non-Qualified Annuity Endorsement
MLI-NQ-1 (11/05)-I (20)

  (xxxiv)      Form of Lifetime Guaranteed Withdrawal Benefit Rider (22)

  (xxxv)      Form of Guaranteed Minimum Income Benefit Rider (22)

  (xxxvi)      Form of Contract Schedule (enhanced GMIB Plus) (22)

  (xxxvii)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06)
(23)

  (xxxviii)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5
(6/06) (23)


5.   (i)
     Form of Variable Annuity Application (7)

  (ii) Form of Variable Annuity Application Class L: [Class VA 7029 (7/04) APPVA-504VA] (15)

  (iii) Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA (17)

  (iv) Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA (18)

  (v)       Form of Variable Annuity Application [Class VA] 7029 (1/06)
APPVAVA606 (23)

6.   (i)
     Copy of Articles of Incorporation of the Company (8)

  (ii)      Copy of the Bylaws of the Company (8)

7.   (i)
     Reinsurance Agreement between MetLife Investors Insurance Company and
        Metropolitan Life Insurance Company (11)


  (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd (11)

  (iii) Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General American Life Insurance Company (23)


8.   (i)
     Participation Agreement Among Met Investors Series Trust, Met Investors
        Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(11)

  (ii) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (September 14, 2001)
       (11)

  (iii) Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Cova Financial Services Life Insurance Company (effective September 1, 2000) (15)

  (iv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (21)

  (v) Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective December 31, 2002) (23)


9.     Opinion and Consent of Counsel (14)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.     Not Applicable

12.     Agreement Governing Contribution (2)

13.   (i)
     Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A.
        Buffum, Michael R Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke(12)

  (ii)      Power of Attorney for Matthew K. Wessel(19)

(1) incorporated herein by reference to Registrant's Amendment No. 26 on Form (File Nos. 33-39100 and 811-52001) as electronically filed on April 30, 1998.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 33-39100 and 811-05200) as electronically filed on April 29, 1999.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) as electronically filed on May 1, 2000.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

(5) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-34741 and 811-05200) as electronically filed on November 20, 1997.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) as electronically filed on January 26, 1998.

(7) incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.

(8) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as electronically filed on August 29,1997.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Nos. 333-52272 and 811-05200) as electronically filed on April 30, 2003.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

(13) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-52272 and 811-05200) as electronically filed on April 28, 2004.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

(20) incoporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.


(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 21, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza, Suite 1900                Chief Executive Officer and Director
Irvine, CA 92614
Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961
Matthew K. Wessel                       Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
James P. Bossert                        Executive Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614
Michael R. Fanning                      Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                     Director
260 Madison Avenue
New York, NY 10016
George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807
Hugh C. McHaffie                        Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266
Richard C. Pearson                      Executive Vice President,
5 Park Plaza, Suite 1900                General Counsel, Secretary and Director
Irvine, CA 92614
Helayne F. Klier                        Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614
Leonard M. Bakal                        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614
Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202
Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614
Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116
Kenneth J. Eiger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Bennett D. Klienberg                    Vice President
185 Asylum Street
Hartford, CT 06103
Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016
Henryk Sulikowski, Jr.                  Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of January 31, 2006, there were 7,000 qualified contract owners and 5,954 non-qualified contract owners of Class L contracts; and there were 1,487 qualified contract owners and 1,417 non-qualified contract owners of Class L-4 year contracts.

ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     The Bylaws of the Company (Article IV, Section 1) provide that:

     Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

      Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          Separate Account A of Paragon Life
          Separate Account B of Paragon Life
          Separate Account C of Paragon Life
          Separate Account D of Paragon Life

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul Sylvester                          President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614
Timothy A. Spangenberg                  Executive Vice President and Chief Financial Officer
13045 Tesson Ferry Road
St. Louis, MO 63128
Leslie Sutherland                       Senior Vice President, Channel Head-Broker Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                      Senior Vice President, Channel Head-Independent Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                           Senior Vice President, Channel Head-National Account Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company   $   76,214,486    $     0         $    0        $    0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant


     (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

     (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 17th day of April 2006.




   MetLife Investors Variable Annuity Account One
   (Registrant)
   By:   MetLife Investors Insurance Company
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer
   MetLife Investors Insurance Company
   (Depositor)
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2006 .



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director
/s/ James P. Bossert*              Executive Vice President and Director
--------------------------------
James P. Bossert
/s/ Matthew K. Wessel*             Vice President and Chief Financial Officer
--------------------------------
                                   (Principal Accounting Officer)
Matthew K. Wessel
/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum
/s/ Michael R. Fanning*            Director
--------------------------------
Michael R. Fanning
/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                 Director
--------------------------------
George Foulke
/s/ Hugh C. McHaffie*              Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*            Director
--------------------------------
Richard C. Pearson
/s/ Jeffrey A. Tupper*             Director
--------------------------------
Jeffrey A. Tupper



   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 17, 2006


* Metlife Investors Insurance Company, Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed as Exhibit 13(ii) on July 13, 2005.

                                INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)